UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08648
                                                     ---------

                                 WT Mutual Fund
        ----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              1100 N. Market Street
                              Wilmington, DE 19890
        ----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 John J. Kelley
                              1100 N. Market Street
                              Wilmington, DE 19890
        ----------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-254-3948
                                                            ------------

                        Date of fiscal year end: June 30
                                                 -------

                  Date of reporting period: September 30, 2009
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


WILMINGTON FUNDS -- MONEY MARKET FUNDS
PRIME MONEY MARKET FUND
INVESTMENTS / SEPTEMBER 30, 2009 (UNAUDITED)
(Showing Percentage of Net Assets)

                                                                                    MOODY'S/S&P    PRINCIPAL
                                                                                    RATINGS(1)       AMOUNT          VALUE
                                                                                   ------------   -----------   ---------------
CORPORATE BONDS -- 1.8%
      American Honda Finance Corp., 0.78%, 11/27/09**                                 A1, A+      $45,000,000   $    45,000,000
                                                                                                                ---------------
   TOTAL CORPORATE BONDS (COST $45,000,000)                                                                          45,000,000
                                                                                                                ---------------

CERTIFICATES OF DEPOSIT -- 13.8%
   FOREIGN BANKS, U.S BRANCHES -- 11.8%
      Barclays Bank, NY, 0.30%, 11/04/09                                            P-1, A-1+      50,000,000        50,000,000
      Deutsche Bank, NY, 0.30%, 10/06/09                                             P-1, A-1      50,000,000        50,000,000
      Lloyds TSB Bank, PLC, NY, 0.53%, 10/01/09                                      P-1, A-1      50,000,000        50,000,000
      Rabobank Nederland, NY, 0.32%, 03/10/10                                       P-1, A-1+      50,000,000        50,000,000
      Royal Bank of Scotland, PLC, NY, 0.48%, 11/04/09                               P-1, A-1      50,000,000        50,000,236
      Societe Generale, NY, 0.28%, 12/03/09                                         P-1, A-1+      50,000,000        50,000,437
                                                                                                                ---------------
                                                                                                                    300,000,673
                                                                                                                ---------------
   U.S. BANKS, U.S. BRANCHES -- 2.0%
      State Street Bank & Trust, 0.30%, 10/13/09                                    P-1, A-1+      50,000,000        50,000,000
                                                                                                                ---------------
   TOTAL CERTIFICATES OF DEPOSIT (COST $350,000,673)                                                                350,000,673
                                                                                                                ---------------
COMMERCIAL PAPER -- 6.1%
   CONSUMER PRODUCTS -- 4.1%
      Coca-Cola Co., 0.25%, 01/04/10*                                                P-1, A-1      50,000,000        49,967,014
      Straight-A Funding LLC, 0.35%, 10/09/09*                                      P-1, A-1+      55,000,000        54,995,722
                                                                                                                ---------------
                                                                                                                    104,962,736
                                                                                                                ---------------
   FINANCE & INSURANCE -- 2.0%
      HSBC Finance, Inc., 0.20%, 10/13/09*                                          P-1, A-1+      50,000,000        49,996,667
                                                                                                                ---------------
   TOTAL COMMERCIAL PAPER (COST $154,959,403)                                                                       154,959,403
                                                                                                                ---------------
MUNICIPAL COMMERCIAL PAPER -- 14.3%
      Alaska Housing Finance Corp., 0.70%, 11/20/09*                                P-1, A-1+      24,139,000        24,115,531
      Anchorage, AL Ser. A, 1.00%, 10/23/09*                                         NR, A-1+      40,000,000        40,000,000
      Brown University Ser. A, 0.40%, 12/11/09*                                     P-1, A-1+      20,100,000        20,084,143
      Catholic Health Initiatives, CO Ser. A, 0.80%, 10/21/09*                      P-1, A-1+      11,300,000        11,300,000
      Catholic Health Initiatives, CO Ser. A, 0.80%, 10/21/09*                      P-1, A-1+      25,000,000        25,000,000
      Catholic Health Initiatives, CO Ser. A, 0.42%, 12/17/09*                      P-1, A-1+      25,063,000        25,063,000
      Metropolitan Govt. of Nashville, TN, 0.40%, 10/08/09*                         P-1, A-1+      16,150,000        16,150,000
      Ohio Higher Education Facility, 0.35%, 12/03/09*                              P-1, A-1+      20,700,000        20,700,000
      Rochester Health Care Ser. B, 0.40%, 10/08/09*                                AA2, A-1+      39,400,000        39,400,000
      Salt River Agricultural Improv., 0.36%, 10/15/09*                             P-1, A-1+      35,000,000        35,000,000
      Sunshine St. Govt. Fin., FL Ser. L, 0.90%, 10/15/09*                          P-1, A-1+      50,000,000        50,000,000
      Tennessee State School Board Authority, 0.38%, 12/10/09*                      P-1, A-1+      13,300,000        13,300,000
      Vanderbilt University Ser. C, 0.40%, 11/10/09*                                P-1, A-1+      18,000,000        17,992,000
      Vanderbilt University Ser. C, 0.40%, 11/17/09*                                P-1, A-1+       6,000,000         5,996,867
      Wisconsin Transportation Rev., 0.40%, 10/13/09*                               P-1, A-1+      16,474,000        16,474,000
                                                                                                                ---------------
   TOTAL MUNICIPAL COMMERCIAL PAPER (COST $360,575,541)                                                             360,575,541
                                                                                                                ---------------
MUNICIPAL BONDS -- 19.8%
      Calhoun Cnty., TX Naval Industrial Dev. Auth., 0.33%, 01/01/09**             VMIG-1, A-1+    20,000,000        20,000,000
      California Housing Finance Agency, 0.75%, 10/01/09**                          VMIG-1, NR     25,180,000        25,180,000
      Connecticut St Housing Fin. Auth., (Bank of America), 0.30%, 10/01/09**        NR, A-1+      77,300,000        77,300,000
      Gulf Coast Waste Disposal Auth., 0.24%, 10/01/17**                             AA, A-1+      25,000,000        25,000,000
      Las Vegas Valley, NV Water District, 0.38%, 10/01/09**                         P-1, A-1      49,215,000        49,215,000
      Massachusetts St. Health & Educational Fac. Auth. Rev., 0.40%, 10/07/09**      P-1, NR       12,000,000        12,000,000
      Massachusetts State Dev. Fin. Agency, 0.35%, 10/01/09**                      VMIG-1, A-1+    33,600,000        33,600,000
      Michigan Muni Bond Authority, 3.00%, 08/20/10                                  P-1+, NR      19,500,000        19,772,130

WILMINGTON FUNDS -- MONEY MARKET FUNDS
PRIME MONEY MARKET FUND
INVESTMENTS / SEPTEMBER 30, 2009 (UNAUDITED) - CONTINUED

                                                                                    MOODY'S/S&P    PRINCIPAL
                                                                                    RATINGS(1)       AMOUNT          VALUE
                                                                                   ------------   -----------   ---------------
      New Hampshire Health & Educ. Fac. Auth. VRDB, 0.25%, 10/07/09**              VMIG-1, A-1+   $30,985,000   $    30,985,000
      Philadelphia, PA Hospitals & Higher Educ. Fac. Auth., 0.27%, 10/01/09**        AA, A-1+      25,700,000        25,700,000
      St. Joseph Cnty., IN Ind. Educational Fac. Auth., 0.45%, 10/01/09**           VMIG-1, NR     35,000,000        35,000,000
      Washington State Health Care Fac. Auth., 0.33%, 10/07/09**                    AAA, A-1+      67,800,000        67,800,000
      Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev.,
         0.52%, 10/07/09**                                                           NR, A-1       80,430,000        80,430,000
                                                                                                                ---------------
   TOTAL MUNICIPAL BONDS (COST $501,982,130)                                                                        501,982,130
                                                                                                                ---------------
U.S. AGENCY OBLIGATIONS -- 12.4%
   FEDERAL HOME LOAN BANKS DISCOUNT NOTES*** -- 4.0%
      Federal Home Loan Banks Discount Notes, 0.84%, 11/18/09                                      50,000,000        49,944,667
      Federal Home Loan Banks Discount Notes, 0.80%, 12/09/09                                      25,000,000        24,961,667
      Federal Home Loan Banks Discount Notes, 0.35%, 12/15/09                                      25,000,000        24,982,031
                                                                                                                ---------------
                                                                                                                     99,888,365
                                                                                                                ---------------
   FEDERAL HOME LOAN BANKS NOTES -- 7.0%
      Federal Home Loan Banks Notes, 0.63%, 10/01/09**                                             40,000,000        40,000,000
      Federal Home Loan Banks Notes, 1.02%, 02/26/10                                               50,000,000        49,982,929
      Federal Home Loan Banks Notes, 0.90%, 04/07/10                                               25,000,000        24,992,274
      Federal Home Loan Banks Notes, 0.82%, 04/23/10                                               13,000,000        13,000,729
      Federal Home Loan Banks Notes, 0.55%, 06/03/10                                               50,000,000        50,000,000
                                                                                                                ---------------
                                                                                                                    177,975,932
                                                                                                                ---------------
   FEDERAL NATIONAL MORTGAGE ASSOCIATION NOTES -- 1.4%
      Federal National Mortgage Association Notes, 3.25%, 02/10/10                                 35,807,000        36,086,639
                                                                                                                ---------------
   TOTAL U.S. AGENCY OBLIGATIONS (COST $313,950,936)                                                                313,950,936
                                                                                                                ---------------

                                                                                                     SHARES
                                                                                                  -----------
MONEY MARKET MUTUAL FUNDS -- 31.8%
      AIM STIT - Liquid Assets Portfolio                                                          275,919,777       275,919,777
      BlackRock Liquidity Funds TempFund Portfolio - Institutional Series                         239,268,019       239,268,019
      Federated Prime Government Obligations Fund - Institutional Series                          287,963,141       287,963,141
                                                                                                                ---------------
   TOTAL MONEY MARKET MUTUAL FUNDS (COST $803,150,937)                                                              803,150,937
                                                                                                                ---------------
TOTAL INVESTMENTS -- 100.0% (Cost $2,529,619,620)+                                                              $ 2,529,619,620
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.0%                                                                           776,905
                                                                                                                ---------------
NET ASSETS -- 100.0%                                                                                            $ 2,530,396,525
                                                                                                                ===============

(1) Although certain securities are not rated (NR) by either Moody's or S&P, they have been determined to be of comparable quality to investment grade securities by the investment adviser. The ratings shown are unaudited.

* Discounted commercial paper. The interest rate shown is the yield as of the time of purchase.

** Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of September 30, 2009. The dates shown are the next dates the interest rates on the instruments are scheduled to be reset.

***  The interest rate shown is the effective yield as of the time of purchase.

+    Cost for federal income tax purposes.

PLC  - Public Limited Company

VRDB - Variable Rate Demand Bonds

The following table provides a summary of inputs used to value the Funds' net assets as of September 30, 2009:

                                                                      LEVEL 2         LEVEL 3
                                 TOTAL VALUE AT                     SIGNIFICANT     SIGNIFICANT
                                  SEPTEMBER 30,      LEVEL 1        OBSERVABLE     UNOBSERVABLE
                                      2009        QUOTED PRICES       INPUTS          INPUTS
                                 --------------   -------------   --------------   ------------
INVESTMENTS IN SECURITIES:
   Corporate Bonds               $   45,000,000    $         --   $   45,000,000        $--
   Certificates of Deposit          350,000,673              --      350,000,673         --
   Commercial Paper                 154,959,403              --      154,959,403         --
   Municipal Commercial Paper       360,575,541              --      360,575,541         --
   Municipal Bonds                  501,982,130              --      501,982,130         --
   U.S. Agency Obligations          313,950,936              --      313,950,936         --
   Money Market Mutual Funds        803,150,937     803,150,937               --         --
                                 --------------    ------------   --------------        ---
Total                            $2,529,619,620    $803,150,937   $1,726,468,683        $--
                                 --------------    ------------   --------------        ---

WILMINGTON FUNDS -- MONEY MARKET FUNDS
U.S. GOVERNMENT MONEY MARKET FUND
INVESTMENTS / SEPTEMBER 30, 2009 (UNAUDITED)
(Showing Percentage of Net Assets)

                                                                                 PRINCIPAL
                                                                                  AMOUNT           VALUE
                                                                               ------------   --------------
U.S. AGENCY OBLIGATIONS -- 54.9%
   FEDERAL FARM CREDIT BANKS -- 1.8%
      Federal Farm Credit Banks, 0.32%, 11/02/09                               $ 15,000,000   $   14,995,733
      Federal Farm Credit Banks, 0.35%, 12/28/09                                 24,925,000       24,903,675
                                                                                              --------------
                                                                                                  39,899,408
                                                                                              --------------
   FEDERAL HOME LOAN BANKS DISCOUNT NOTES(1) -- 8.1%
      Federal Home Loan Banks Discount Notes, 0.21%, 10/02/09                    50,000,000       49,999,708
      Federal Home Loan Banks Discount Notes, 0.46%, 11/02/09                    25,000,000       24,989,778
      Federal Home Loan Banks Discount Notes, 0.83%, 11/18/09                    25,000,000       24,972,333
      Federal Home Loan Banks Discount Notes, 0.53%, 12/07/09                    25,000,000       24,975,340
      Federal Home Loan Banks Discount Notes, 0.80%, 12/09/09                    25,000,000       24,961,667
      Federal Home Loan Banks Discount Notes, 0.50%, 02/01/10                    25,000,000       24,957,292
                                                                                              --------------
                                                                                                 174,856,118
                                                                                              --------------
   FEDERAL HOME LOAN BANKS NOTES -- 5.5%
      Federal Home Loan Banks Notes, 0.59%, 02/02/10*                            30,000,000       30,000,000
      Federal Home Loan Banks Notes, 1.02%, 02/26/10                             25,000,000       24,991,465
      Federal Home Loan Banks Notes, 0.90%, 04/07/10                             25,000,000       24,992,274
      Federal Home Loan Banks Notes, 0.82%, 04/23/10                             12,600,000       12,600,706
      Federal Home Loan Banks Notes, 0.48%, 05/11/10                             25,080,000       25,109,419
                                                                                              --------------
                                                                                                 117,693,864
                                                                                              --------------
   FEDERAL HOME LOAN MORTGAGE CORPORATION DISCOUNT NOTES(1) -- 20.3%
      Federal Home Loan Mortgage Corporation Discount Notes, 0.22%, 10/13/09     50,000,000       49,996,333
      Federal Home Loan Mortgage Corporation Discount Notes, 0.25%, 10/19/09     18,550,000       18,547,681
      Federal Home Loan Mortgage Corporation Discount Notes, 0.30%, 10/26/09     25,000,000       24,994,792
      Federal Home Loan Mortgage Corporation Discount Notes, 0.31%, 10/26/09     25,000,000       24,994,618
      Federal Home Loan Mortgage Corporation Discount Notes, 0.28%, 12/14/09     25,000,000       24,985,611
      Federal Home Loan Mortgage Corporation Discount Notes, 0.28%, 12/21/09     21,000,000       20,986,770
      Federal Home Loan Mortgage Corporation Discount Notes, 0.23%, 12/22/09     25,000,000       24,986,903
      Federal Home Loan Mortgage Corporation Discount Notes, 0.15%, 01/06/10     21,575,000       21,566,280
      Federal Home Loan Mortgage Corporation Discount Notes, 0.28%, 02/08/10     50,000,000       49,949,445
      Federal Home Loan Mortgage Corporation Discount Notes, 0.26%, 02/16/10     25,000,000       24,975,083
      Federal Home Loan Mortgage Corporation Discount Notes, 0.25%, 03/15/10     25,000,000       24,971,354
      Federal Home Loan Mortgage Corporation Discount Notes, 0.24%, 03/31/10     50,000,000       49,940,924
      Federal Home Loan Mortgage Corporation Discount Notes, 0.28%, 04/15/10     27,150,000       27,108,611
      Federal Home Loan Mortgage Corporation Discount Notes, 0.21%, 04/19/10     50,000,000       49,941,667
                                                                                              --------------
                                                                                                 437,946,072
                                                                                              --------------
   FEDERAL HOME LOAN MORTGAGE CORPORATION NOTES -- 3.7%
      Federal Home Loan Mortgage Corporation Notes, 4.00%, 12/15/09              14,000,000       14,102,667
      Federal Home Loan Mortgage Corporation Notes, 0.56%, 01/08/10*             65,000,000       65,000,000
                                                                                              --------------
                                                                                                  79,102,667
                                                                                              --------------
   FEDERAL NATIONAL MORTGAGE ASSOCIATION DISCOUNT NOTES(1) -- 13.9%
      Federal National Mortgage Association Discount Notes, 0.41%, 10/07/09      50,000,000       49,996,583
      Federal National Mortgage Association Discount Notes, 0.28%, 12/14/09      25,000,000       24,985,611
      Federal National Mortgage Association Discount Notes, 0.27%, 12/21/09      37,200,000       37,177,401
      Federal National Mortgage Association Discount Notes, 0.53%, 12/21/09      25,000,000       24,970,188
      Federal National Mortgage Association Discount Notes, 0.26%, 01/04/10      37,000,000       36,974,614
      Federal National Mortgage Association Discount Notes, 0.25%, 01/11/10      49,949,306       49,949,306
      Federal National Mortgage Association Discount Notes, 0.21%, 03/24/10      50,000,000       49,949,250
      Federal National Mortgage Association Discount Notes, 0.28%, 04/06/10      25,650,000       25,612,693
                                                                                              --------------
                                                                                                 299,615,646
                                                                                              --------------
   FEDERAL NATIONAL MORTGAGE ASSOCIATION NOTES -- 1.6%
      Federal National Mortgage Association Notes, 3.25%, 02/10/10               26,000,000       26,204,199

WILMINGTON FUNDS -- MONEY MARKET FUNDS
U.S. GOVERNMENT MONEY MARKET FUND
INVESTMENTS / SEPTEMBER 30, 2009 (UNAUDITED) - CONTINUED

                                                                                 PRINCIPAL
                                                                                  AMOUNT           VALUE
                                                                               ------------   --------------
      Federal National Mortgage Association Notes, 2.50%, 04/09/10             $  9,125,000   $    9,229,664
                                                                                              --------------
                                                                                                  35,433,863
                                                                                              --------------
   TOTAL U.S. AGENCY OBLIGATIONS (COST $1,184,547,638)                                         1,184,547,638
                                                                                              --------------
REPURCHASE AGREEMENTS -- 29.4%
      With Bank of America: at 0.03%, dated 09/30/09, to be repurchased on
         10/01/09, repurchase price $185,000,154 (collateralized by Federal
         Home Loan Mortgage Corporation Notes, ranging in par value
         $98,118,286-$156,629,524, coupon rates 5.00%-6.00%,
         07/01/35-11/01/38 with a total market value $190,550,000)              185,000,000      185,000,000
      With Credit Siusse First Boston: at 0.04%, dated 09/30/09, to be repurchased on 10/01/09, repurchase price $200,000,222
         (collateralized by Government National Mortgage Association Notes,
         ranging in par value $23,881,800-$181,225,000, coupon rate 1.875%,
         02/28/14-04/30/14 with a total market value $204,003,745)              200,000,000      200,000,000
      With Credit Suisse First Boston: at 0.05%, dated 09/30/09, to be repurchased on 10/01/09, repurchase price $250,000,347
         (collateralized by Government National Mortgage Association Notes,
         ranging in par value $100,000-$62,590,000, coupon rates
         0.000%-8.125%, 10/07/09-09/15/39 with a total market value
         $255,001,846)                                                          250,000,000      250,000,000
                                                                                              --------------
   TOTAL REPURCHASE AGREEMENTS (COST $635,000,000)                                               635,000,000
                                                                                              --------------

                                                                                  SHARES
                                                                               ------------
MONEY MARKET MUTUAL FUNDS -- 15.7%
      AIM STIT-Government & Agency Portfolio                                    250,420,639      250,420,639
      BlackRock Liquidity Funds FedFund Portfolio - Institutional Series         11,749,408       11,749,408
      Federated Government Obligations Fund - Institutional Series               75,422,849       75,422,849
                                                                                              --------------
   TOTAL MONEY MARKET MUTUAL FUNDS (COST $337,592,896)                                           337,592,896
                                                                                              --------------
TOTAL INVESTMENTS -- 100.0% (Cost $2,157,140,534)+                                            $2,157,140,534
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.0%                                                        438,325
                                                                                              --------------
NET ASSETS -- 100.0%                                                                          $2,157,578,859
                                                                                              ==============

(1)  The interest rate shown is the effective yield as of the date of purchase.

* Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of September 30, 2009. The dates shown are the next dates the interest rates on the instruments are scheduled to be reset.

+    Cost for federal income tax purposes.

The following table provides a summary of inputs used to value the Funds' net assets as of September 30, 2009:

                                                                    LEVEL 2         LEVEL 3
                               TOTAL VALUE AT                     SIGNIFICANT     SIGNIFICANT
                                SEPTEMBER 30,      LEVEL 1        OBSERVABLE     UNOBSERVABLE
                                    2009        QUOTED PRICES       INPUTS           INPUTS
                               --------------   -------------   --------------   -------------
INVESTMENTS IN SECURITIES:
   U.S. Agency Obligations     $1,184,547,638    $         --   $1,184,547,638        $--
   Repurchase Agreements          635,000,000                      635,000,000
   Money Market Mutual Funds      337,592,896     337,592,896               --         --
                               --------------    ------------   --------------        ---
Total                          $2,157,140,534    $337,592,896   $1,819,547,638        $--
                               --------------    ------------   --------------        ---

WILMINGTON FUNDS -- MONEY MARKET FUNDS
TAX-EXEMPT MONEY MARKET FUND
INVESTMENTS / SEPTEMBER 30, 2009 (UNAUDITED)
(Showing Percentage of Net Assets)

                                                                                    MOODY'S/S&P    PRINCIPAL
                                                                                    RATINGS(1)       AMOUNT          VALUE
                                                                                   ------------   -----------   ---------------
MUNICIPAL BONDS -- 83.4%
   ARIZONA -- 3.6%
      Salt River Proj. AZ, Agric. Impt. & Pwr. Dist. TECP, 0.33%, 10/09/09           P-1, A-1+    $ 5,594,000   $     5,594,000
      Salt River Proj. AZ, Agric. Impt. & Pwr. Dist. TECP, 0.33%, 10/09/09           P-1, A-1+      7,300,000         7,300,000
                                                                                                                ---------------
                                                                                                                     12,894,000
                                                                                                                ---------------
   CONNECTICUT -- 4.5%
      Connecticut St. Health & Educ. Auth. TECP (Yale University),
         0.40%, 01/13/10                                                             P-1, A-1+     15,900,000        15,900,000
                                                                                                                ---------------
   DELAWARE -- 2.8%
      Delaware Economic Dev. Auth. VRDB (St. Andrews School Proj.), Ser. 2003,
         0.37%, 10/01/09*                                                           VMIG-1, A-1    10,100,000        10,100,000
                                                                                                                ---------------
   FLORIDA -- 3.6%
      City of Jacksonville, FL (Florida Pwr. & Lt.) TECP, 0.40%, 12/01/09            P-1, A-1       5,600,000         5,600,000
      Orange County, FL  Ind. Dev. Auth. Rev. Bonds VRDB, LOC Bank of America,
         0.37%, 10/01/09*                                                             NR, NR        2,920,000         2,920,000
      Orange County, FL Housing Fin. Auth. Multi-Family Housing VDRB Ref. Rev.
         Bonds (Post Fountains at Lee Vista Proj)., FNMA Gtd., Ser. 1997E,
         0.30%, 10/07/09*                                                            NR, A-1+       4,235,000         4,235,000
                                                                                                                ---------------
                                                                                                                     12,755,000
                                                                                                                ---------------
   GEORGIA -- 3.2%
      Met. Atlanta Rapid Transit Auth. TECP LOC Dexia, 0.90%, 11/06/09               P-1, A-1+     11,500,000        11,500,000
                                                                                                                ---------------
   ILLINOIS -- 7.0%
      Illinois Dev. Fin. Auth. Rev. VRDB (Goodman Theatre Proj.), LOC Banc One
         N.A./Northern Trust, Ser. 1999, 0.37%, 10/07/09*                            NR, A-1+      13,400,000        13,400,000
      Illinois Dev. Fin. Auth. Rev. VRDB (Radiological Society Proj.), LOC
         JPMorgan Chase, Ser.1997, 0.45%, 10/07/09*                                  NR, A-1+       1,370,000         1,370,000
      Illinois Educ. Fac. Auth. Rev. TECP, 0.38%, 12/10/09                           NR, A-1+       3,820,000         3,820,000
      Illinois Educ. Fac. Auth. Rev. VRDB (ACI / Cultural Pooled Financing
         Proj.), LOC Bank of America, Ser. 1998, 0.35%, 10/07/09*                     NR, A-1       6,325,000         6,325,000
                                                                                                                ---------------
                                                                                                                     24,915,000
                                                                                                                ---------------
   INDIANA -- 2.6%
      Marion, IN Economic VRDB (Wesleyan Univ.), LOC Bank of America, 0.37%,
         10/01/09*                                                                  VMIG-1, NR      1,450,000         1,450,000
      St. Joseph Cnty. Educ. Fac. Auth. Rev. VRDB (Notre Dame Univ.), 0.45%,
         10/01/09*                                                                  VMIG-1, NR      8,000,000         8,000,000
                                                                                                                ---------------
                                                                                                                      9,450,000
                                                                                                                ---------------
   KANSAS -- 1.4%
      Wamego, KS PCRB VRDB (Utilicorp United, Inc. Proj.), LOC Bank of America,
         Ser. 1996, 0.37%, 10/07/09*                                                 P-1, A-1       5,000,000         5,000,000
                                                                                                                ---------------
   MARYLAND -- 2.8%
      Maryland Health & Higher Educ. Fac. (John Hopkins Univ. Proj.) TECP,
         0.35%, 12/10/09                                                             P-1, A-1+     10,000,000        10,000,000
                                                                                                                ---------------
   MINNESOTA -- 2.7%
      Rochester, MN Health Fac. Auth. Ser. 2001-D TECP, 0.40%, 10/08/09              NR, A-1+       9,500,000         9,500,000

WILMINGTON FUNDS -- MONEY MARKET FUNDS
TAX-EXEMPT MONEY MARKET FUND
INVESTMENTS / SEPTEMBER 30, 2009 (UNAUDITED) - CONTINUED

                                                                                    MOODY'S/S&P    PRINCIPAL
                                                                                     RATINGS(1)     AMOUNT           VALUE
                                                                                   ------------   -----------   ---------------
   NEVADA -- 3.8%
      Las Vegas Valley, NV Water Dist. Ser. A TECP, 0.30%, 10/09/09                  P-1, A-1+    $13,500,000   $    13,500,000
                                                                                                                ---------------
   NEW YORK -- 5.5%
      Metropolitan Transn. Auth. Rev. Bd., 2.00%, 12/31/09                         VMIG-1, SP-1+    9,500,000         9,537,909
      New York City Muni Wtr. Fin. Auth. TECP, 0.35%, 10/05/09                       P-1, A-1+     10,000,000        10,000,000
                                                                                                                ---------------
                                                                                                                     19,537,909
                                                                                                                ---------------
   OHIO -- 3.6%
      Ohio Higher Educ. Fac. Auth. Rev. TECP (Cleveland Clinic), 0.47%, 01/27/10     P-1, A-1+     13,000,000        13,000,000
                                                                                                                ---------------
   OREGON -- 2.7%
      State of Oregon Tax Antic. Notes, 2.50%, 06/30/10                            VMIG-1, SP-1+    9,500,000         9,642,853
                                                                                                                ---------------
   PENNSYLVANIA -- 1.2%
      Beaver County, PA Ind. Dev. Auth. PCRB VRDB (Atlantic Richfield Co.
         Proj.), Ser. 1995, 0.34%, 10/07/09*                                       VMIG-1, A-1+     4,200,000         4,200,000
                                                                                                                ---------------
   TENNESSEE -- 9.7%
      Clarksville, TN Pub. Bldg. Auth. Rev. VRDB (Tennessee Municipal Bond Fund
         Proj.), LOC Bank of America, Ser. 1984, 0.37%, 10/07/09*                     NR, A-1       1,045,000         1,045,000
      Clarksville, TN Pub. Bldg. Auth. Rev. VRDB (Tennessee Municipal Bond Fund
         Proj.), LOC Bank of America, Ser. 1995, 0.37%, 10/07/09*                     NR, A-1         400,000           400,000
      Metro Govt. Nashville & Davidson Cnty., TN Ind. Dev. G.O. TECP, 0.32%,
         12/03/09                                                                    P-1, A-1+      7,285,000         7,285,000
      Metro Govt. Nashville & Davidson Cnty., TN Ind. Dev. G.O. TECP, 0.40%,
         12/04/09                                                                    P-1, A-1+      5,000,000         5,000,000
      Metro Govt. Nashville & Davidson Cnty., TN Ind. Dev. G.O. TECP, 0.40%,
         12/10/09                                                                    P-1, A-1+     10,000,000        10,000,000
      Tenn. St. Sch. Bd. Auth. Series A TECP, 0.35%, 12/10/09                        P-1, A-1+      2,800,000         2,800,000
      Tenn. St. Sch. Bd. Auth. Series A TECP, 0.35%, 12/10/09                        P-1, A-1+      8,000,000         8,000,000
                                                                                                                ---------------
                                                                                                                     34,530,000
                                                                                                                ---------------
   TEXAS -- 13.7%
      Board of Regents of Univ. of Texas A&M University System TECP, 0.30%,
         10/01/09                                                                    P-1, A-1+      5,400,000         5,400,000
      City of Houston, TX  G.O. Ser. H-2 TECP, 0.40%, 12/09/09                       P-1, A-1+     10,000,000        10,000,000
      Harris County, TX G.O. TECP, 0.35%, 12/14/09                                   P-1, A-1+      9,248,000         9,248,000
      San Antonio, TX Elec. & Gas Rev. Ser.A TECP, 0.38%, 12/31/09                   P-1, A-1+     13,400,000        13,400,000
      San Antonio, TX Wtr. Sys. Ser. A TECP, 0.35%, 12/14/09                         P-1, A-1+      6,500,000         6,500,000
      Texas State. Pub. Fin. Auth. TECP, 0.35%, 12/11/09                             P-1, A-1+      4,300,000         4,300,000
                                                                                                                ---------------
                                                                                                                     48,848,000
                                                                                                                ---------------
   WASHINGTON -- 1.1%
      Washington Health Care Fac. Auth. Lease Rev. VRDB (National Healthcare
         Research & Educ. Proj.), LOC BNP Paribas, 0.32%, 10/07/09*                 VMIG-1, NR      3,800,000         3,800,000
                                                                                                                ---------------
   WISCONSIN -- 7.9%
      Wisconsin St. Transn. Rev. Ser. A TECP,  Ser. 2006A, 0.40%, 11/17/09           P-1, A-1+     11,055,000        11,055,000
      Wisconsin State G.O. TECP Notes, 0.30%, 10/06/09                               P-1, A-1+     10,000,000        10,000,000

WILMINGTON FUNDS -- MONEY MARKET FUNDS
TAX-EXEMPT MONEY MARKET FUND
INVESTMENTS / SEPTEMBER 30, 2009 (UNAUDITED) - CONTINUED

                                                                                    MOODY'S/S&P    PRINCIPAL
                                                                                     RATINGS(1)      AMOUNT          VALUE
                                                                                   ------------   -----------   ---------------
      Wisconsin State G.O. TECP Notes, 0.30%, 10/09/09                               P-1, A-1+    $ 6,951,000   $     6,951,000
                                                                                                                ---------------
                                                                                                                     28,006,000
                                                                                                                ---------------
   TOTAL MUNICIPAL BONDS (COST $297,078,762)                                                                        297,078,762
                                                                                                                ---------------

                                                                                                     SHARES
                                                                                                  -----------
MONEY MARKET MUTUAL FUNDS -- 16.6%
      BlackRock Liquidity Funds MuniCash Portfolio - Institutional Series                          29,462,508        29,462,508
      BlackRock Liquidity Funds MuniFund Portfolio - Institutional Series                          29,462,508        29,462,508
                                                                                                                ---------------
   TOTAL MONEY MARKET MUTUAL FUNDS (COST $58,925,016)                                                                58,925,016
                                                                                                                ---------------
TOTAL INVESTMENTS -- 100.0% (Cost $356,003,778)+                                                                $   356,003,778
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.0%                                                                            57,959
                                                                                                                ---------------
NET ASSETS -- 100.0%                                                                                            $   356,061,737
                                                                                                                ===============

(1) Although certain securities are not rated (NR) by either Moody's or S&P, they have been determined to be of comparable quality to investment grade securities by the investment adviser. The ratings shown are unaudited.

* Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of September 30, 2009. The dates shown are the next dates the interest rates on the instruments are scheduled to be reset.

+    Cost for Federal income tax purposes.

LOC  - Letter of Credit

MBIA - Credit rating enhanced by guaranty or insurance from MBIA Inc.

PCRB - Pollution Control Revenue Bonds

TECP - Tax-Exempt Commercial Paper and multi-modal bonds in commercial paper mode

VRDB - Variable Rate Demand Bonds

The following table provides a summary of inputs used to value the Funds' net assets as of September 30, 2009:

                                                                      LEVEL 2         LEVEL 3
                                 TOTAL VALUE AT                     SIGNIFICANT     SIGNIFICANT
                                  SEPTEMBER 30,      LEVEL 1        OBSERVABLE     UNOBSERVABLE
                                      2009        QUOTED PRICES       INPUTS          INPUTS
                                 --------------   -------------   --------------   ------------
INVESTMENTS IN SECURITIES:
   Municipal Bonds                $297,078,762     $        --     $297,078,762         $--
   Money Market Mutual Funds        58,925,016      58,925,016               --          --
                                 --------------    ------------    ------------         ---
Total                             $356,003,778     $58,925,016     $297,078,762         $--
                                 --------------    ------------    ------------         ---

WILMINGTON FUNDS -- FIXED INCOME FUNDS
SHORT/INTERMEDIATE-TERM BOND FUND
INVESTMENTS / SEPTEMBER 30, 2009 (UNAUDITED)
(Showing Percentage of Net Assets)

                                                                                    MOODY'S/S&P    PRINCIPAL
                                                                                     RATINGS(+)      AMOUNT         VALUE
                                                                                    -----------   -----------   ------------
CORPORATE BONDS -- 47.6%
   CONSUMER DISCRETIONARY -- 4.8%
      Anheuser-Busch InBev Worldwide, Inc. 144A, 7.75%, 01/15/19@                    Baa2, BBB+   $ 2,000,000   $  2,366,520
      Comcast Cable Communications Holdings, Inc., 8.38%, 03/15/13                   Baa1, BBB+     1,765,000      2,049,961
      Comcast Corp., 5.70%, 07/01/19(1)                                              Baa1, BBB+     1,100,000      1,162,264
      Royal Caribbean Cruises Ltd., 7.00%, 06/15/13                                   Ba3, BB-      1,200,000      1,143,000
      Time Warner, Inc., 5.50%, 11/15/11                                             Baa2, BBB      1,250,000      1,329,004
                                                                                                                ------------
                                                                                                                   8,050,749
                                                                                                                ------------
   CONSUMER STAPLES -- 1.3%
      CVS Caremark Corp., 5.75%, 06/01/17                                            Baa2, BBB+     1,250,000      1,338,131
      Kraft Foods, Inc., 6.13%, 02/01/18                                              Baa2, A-        800,000        847,743
                                                                                                                ------------
                                                                                                                   2,185,874
                                                                                                                ------------
   ENERGY -- 5.2%
      Anadarko Petroleum Corp., 8.70%, 03/15/19                                      Baa3, BBB-     1,250,000      1,494,576
      Chesapeake Energy Corp., 9.50%, 02/15/15                                        Ba3, BB         625,000        657,813
      ConocoPhillips, 9.38%, 02/15/11                                                  A1, A          750,000        827,288
      Kinder Morgan Energy Partners LP, 7.13%, 03/15/12                              Baa2, BBB      1,150,000      1,256,000
      Sunoco, Inc., 9.63%, 04/15/15                                                  Baa2, BBB      1,200,000      1,425,568
      Transocean, Inc., 5.25%, 03/15/13                                              Baa2, BBB+       750,000        792,975
      Valero Energy Corp., 4.75%, 04/01/14                                           Baa2, BBB      1,845,000      1,806,360
      Weatherford International Ltd., 5.15%, 03/15/13                                Baa1, BBB+       450,000        472,676
                                                                                                                ------------
                                                                                                                   8,733,256
                                                                                                                ------------
   FINANCIALS -- 15.5%
      American Express Co., 4.88%, 07/15/13                                           A3, BBB+        500,000        515,214
      American Honda Finance Corp. 144A, 4.63%, 04/02/13@                             A1,  A+       1,500,000      1,528,957
      Bank of America Corp., 7.63%, 06/01/19                                           A2, A          750,000        845,093
      Bank of New York Mellon Corp.(The), 4.95%, 11/01/12                             Aa2, AA-      1,900,000      2,058,701
      Bank One Corp., 8.00%, 04/29/27                                                 Aa3, A+         265,000        315,914
      Bear Stearns Cos. LLC (The), 4.55%, 06/23/10                                    Aa2, A+       1,825,000      1,874,171
      BP Capital Markets PLC, 5.25%, 11/07/13                                         Aa1, AA       1,300,000      1,424,058
      Caterpillar Financial Services Corp., 5.75%, 02/15/12                            A2, A        1,750,000      1,859,132
      Devon Financing Corp., 6.88%, 09/30/11                                         Baa1, BBB+     1,465,000      1,593,820
      Ford Motor Credit Co., LLC, 7.88%, 06/15/10                                     B1, CCC+      1,350,000      1,355,916
      General Electric Capital Corp., 4.88%, 10/21/10                                 Aaa, AA+        875,000        902,287
      Goldman Sachs Group, Inc. (The), 7.50%, 02/15/19                                 A1, A        1,500,000      1,715,425
      John Deere Capital Corp., 4.90%, 09/09/13                                        A2, A          900,000        962,369
      JPMorgan Chase & Co., 4.65%, 06/01/14                                           Aa3, A+       1,250,000      1,303,733
      MetLife, Inc., 5.00%, 06/15/15                                                  Baa1, A-        730,000        762,339
      Morgan Stanley, 4.75%, 04/01/14                                                  A2, A-       1,750,000      1,737,085
      Simon Property Group LP, 5.75%, 12/01/15                                         A3, A-       1,000,000      1,022,912
      SLM Corp., 4.50%, 07/26/10                                                     Ba1, BBB-        900,000        874,498
      Swiss Bank Corp., 7.38%, 06/15/17                                               Aa2, A+         700,000        698,970
      Textron Financial Corp., 5.13%, 02/03/11                                       Baa3, BBB-     1,550,000      1,550,921
      Wachovia Corp., 7.57%, 08/01/26++                                                A1, NR         175,000        182,571
      Wells Fargo & Co., 5.13%, 09/01/12                                              A1, AA-         348,000        366,741
      Wells Fargo Financial, Inc., 5.50%, 08/01/12                                    Aa1, AA-        615,000        652,975
                                                                                                                ------------
                                                                                                                  26,103,802
                                                                                                                ------------
   HEALTH CARE -- 2.0%
      Merck & Co., Inc., 4.38%, 02/15/13                                              Aa3, AA-        700,000        731,241
      Pfizer, Inc., 5.35%, 03/15/15                                                   Aa2, AAA      1,100,000      1,218,038
      Schering-Plough Corp., 5.55%, 12/01/13                                          Baa1, A-        875,000        957,944

WILMINGTON FUNDS -- FIXED INCOME FUNDS
SHORT/INTERMEDIATE-TERM BOND FUND
INVESTMENTS / SEPTEMBER 30, 2009 (UNAUDITED) - CONTINUED

                                                                                    MOODY'S/S&P    PRINCIPAL
                                                                                     RATINGS(+)      AMOUNT         VALUE
                                                                                    -----------   -----------   ------------
      United Health Group, Inc., 6.00%, 06/15/17                                      Baa1, A-    $   500,000   $    521,955
                                                                                                                ------------
                                                                                                                   3,429,178
                                                                                                                ------------
   INDUSTRIALS -- 6.8%
      Allied Waste North America, Inc., 6.38%, 04/15/11                              Baa3, BBB        500,000        521,577
      Allied Waste North America, Inc., 6.88%, 06/01/17                               B1, BBB         600,000        633,706
      CSX Corp., 7.90%, 05/01/17                                                     Baa3, BBB-       685,000        810,011
      GATX Corp., 4.75%, 10/01/12                                                    Baa1, BBB+       500,000        503,039
      General Electric Co., 5.00%, 02/01/13                                           Aa2, AA+        875,000        923,038
      Honeywell International, Inc., 5.00%, 02/15/19                                   A2, A        1,000,000      1,052,638
      Ingersoll-Rand Co., 6.02%, 02/15/28                                            Baa1, BBB+     2,015,000      2,094,085
      The Boeing Co., 5.00%, 03/15/14                                                  A2, A        1,250,000      1,363,061
      Time Warner Entertainment Co., LP, 8.88%, 10/01/12                             Baa2, BBB      1,185,000      1,372,111
      Time Warner Entertainment Co., LP, 8.38%, 03/15/23                             Baa2, BBB        175,000        209,920
      Tyco Electronics Group SA, 6.00%, 10/01/12                                     Baa2, BBB-     1,150,000      1,216,676
      United Technologies Corp., 6.35%, 03/01/11                                       A2, A          700,000        744,820
                                                                                                                ------------
                                                                                                                  11,444,682
                                                                                                                ------------
   INFORMATION TECHNOLOGY -- 1.1%
      Cisco Systems, Inc., 5.50%, 02/22/16                                             A1, A+         800,000        880,924
      International Business Machines Corp., 4.75%, 11/29/12                           A1, A+         875,000        946,431
                                                                                                                ------------
                                                                                                                   1,827,355
                                                                                                                ------------
   MATERIALS -- 2.8%
      Alcoa, Inc., 5.72%, 02/23/19                                                   Baa3, BBB-     1,100,000        995,795
      Dow Chemical Co. (The), 4.85%, 08/15/12                                        Baa3, BBB-     2,000,000      2,079,716
      EI Du Pont de Nemours & Co., 5.00%, 07/15/13                                     A2, A        1,000,000      1,089,308
      Weyerhaeuser Co., 6.75%, 03/15/12                                              Ba1, BBB-        625,000        651,112
                                                                                                                ------------
                                                                                                                   4,815,931
                                                                                                                ------------
   TELECOMMUNICATION SERVICES -- 3.2%
      AT&T, Inc., 5.10%, 09/15/14                                                      A2, A          875,000        943,397
      Embarq Corp., 6.74%, 06/01/13                                                  Baa3, BBB-     1,150,000      1,247,063
      Verizon Global Funding Corp., 7.25%, 12/01/10                                    A3, A          860,000        915,284
      Verizon New Jersey, Inc., 5.88%, 01/17/12                                       Baa1, A       1,400,000      1,504,657
      Verizon Wireless Capital LLC 144A, 5.25%, 02/01/12@                              A3, A          750,000        800,870
                                                                                                                ------------
                                                                                                                   5,411,271
                                                                                                                ------------
   UTILITIES -- 4.9%
      Alabama Power Co., 5.20%, 01/15/16                                               A2, A          850,000        895,993
      CMS Energy Corp., 6.55%, 07/17/17                                              Ba1, BBB-        625,000        610,115
      Detroit Edison Co. (The), 5.60%, 06/15/18                                        A3, A-         950,000      1,016,745
      Exelon Generation Co. LLC, 6.20%, 10/01/17                                      A3, BBB       1,000,000      1,091,364
      Florida Power & Light Co., 5.55%, 11/01/17                                       Aa2, A         500,000        547,260
      Oklahoma Gas & Electric Co., 6.65%, 07/15/27                                    A2, BBB+        440,000        483,731
      Pacific Gas & Electric Co., 4.20%, 03/01/11                                     A3, BBB+        875,000        905,740
      PECO Energy Corp., 4.75%, 10/01/12                                              A2, BBB       2,000,000      2,103,144

WILMINGTON FUNDS -- FIXED INCOME FUNDS
SHORT/INTERMEDIATE-TERM BOND FUND
INVESTMENTS / SEPTEMBER 30, 2009 (UNAUDITED) - CONTINUED

                                                                                    MOODY'S/S&P    PRINCIPAL
                                                                                     RATINGS(+)      AMOUNT         VALUE
                                                                                    -----------   -----------   ------------
      Southern California Edison Corp., 5.00%, 01/15/16                                A2, A      $   654,000   $    698,974
                                                                                                                ------------
                                                                                                                   8,353,066
                                                                                                                ------------
   TOTAL CORPORATE BONDS (COST $76,184,976)                                                                       80,355,164
                                                                                                                ------------
MUNICIPAL BONDS -- 0.5%
   CALIFORNIA -- 0.5%
      California State G.O. Unltd. Bonds, 7.50%, 04/01/34                              A2, A          750,000        823,635
                                                                                                                ------------
   TOTAL MUNICIPAL BONDS (COST $793,643)                                                                             823,635
                                                                                                                ------------

                                                                                                   PRINCIPAL
                                                                                                     AMOUNT         VALUE
                                                                                                  -----------   ------------
MORTGAGE-BACKED SECURITIES -- 4.7%
      Federal Home Loan Mortgage Corporation Notes, 2751 VT, 6.00%, 02/15/34                            7,633          7,857
      Federal Home Loan Mortgage Corporation Notes, 3159 PB, 6.00%, 01/15/29                        1,100,000      1,141,238
      Federal Home Loan Mortgage Corporation Notes, Pool  B19228, 4.50%, 04/01/20                     352,427        368,985
      Federal Home Loan Mortgage Corporation Notes, Pool E00530, 6.00%, 01/01/13                       25,972         27,360
      Federal Home Loan Mortgage Corporation Notes, Pool G01625, 5.00%, 11/01/33                      408,069        423,771
      Federal Home Loan Mortgage Corporation Notes, Pool G02390, 6.00%, 09/01/36                      330,284        349,605
      Federal Home Loan Mortgage Corporation Notes, Pool G08097, 6.50%, 11/01/35                      199,300        212,886
      Federal Home Loan Mortgage Corporation Notes, Pool G08193, 6.00%, 04/01/37                      599,951        634,674
      Federal Home Loan Mortgage Corporation Notes, Pool M80842, 3.50%, 08/01/10                    1,098,229      1,109,676
      Federal National Mortgage Association Notes, 2005-29 WC, 4.75%, 04/25/35                        308,062        321,630
      Federal National Mortgage Association Notes, 2005-97 LB, 5.00%, 11/25/35                        805,921        810,934
      Federal National Mortgage Association Notes, Pool 254833, 4.50%, 08/01/18                       144,438        152,578
      Federal National Mortgage Association Notes, Pool 256639, 5.00%, 02/01/27                       604,179        631,128
      Federal National Mortgage Association Notes, Pool 256752, 6.00%, 06/01/27                       331,354        352,835
      Federal National Mortgage Association Notes, Pool 257007, 6.00%, 12/01/27                       682,433        726,672
      Federal National Mortgage Association Notes, Pool 612514, 3.97%, 05/01/33++                     150,083        154,633
      Federal National Mortgage Association Notes, Pool 629603, 5.50%, 02/01/17                       137,932        147,490
      Federal National Mortgage Association Notes, Pool 688996, 8.00%, 11/01/24                        53,789         60,648
      Federal National Mortgage Association Notes, Pool 745412, 5.50%, 12/01/35                       295,825        309,846
                                                                                                                ------------
   TOTAL MORTGAGE-BACKED SECURITIES (COST $7,592,718)                                                              7,944,446
                                                                                                                ------------
U.S. AGENCY OBLIGATIONS -- 27.8%
   FEDERAL HOME LOAN BANKS NOTES -- 7.6%
      Federal Home Loan Banks Notes, 4.38%, 03/17/10                                                1,225,000      1,248,013
      Federal Home Loan Banks Notes, 4.88%, 11/18/11                                                5,195,000      5,609,504
      Federal Home Loan Banks Notes, 4.50%, 09/16/13                                                1,200,000      1,304,030
      Federal Home Loan Banks Notes, 5.50%, 08/13/14                                                2,000,000      2,266,678
      Federal Home Loan Banks Notes, 4.88%, 05/17/17(1)                                             2,250,000      2,455,789
                                                                                                                ------------
                                                                                                                  12,884,014
                                                                                                                ------------
   FEDERAL HOME LOAN MORTGAGE CORPORATION NOTES -- 7.6%
      Federal Home Loan Mortgage Corporation Notes, 6.88%, 09/15/10                                 3,300,000      3,498,970
      Federal Home Loan Mortgage Corporation Notes, 5.50%, 09/15/11                                   615,000        668,923
      Federal Home Loan Mortgage Corporation Notes, 4.38%, 07/17/15                                 1,315,000      1,416,864
      Federal Home Loan Mortgage Corporation Notes, 5.25%, 04/18/16                                 6,500,000      7,250,217
                                                                                                                ------------
                                                                                                                  12,834,974
                                                                                                                ------------
   FEDERAL NATIONAL MORTGAGE ASSOCIATION NOTES -- 12.6%
      Federal National Mortgage Association Notes, 4.75%, 03/12/10                                  1,795,000      1,832,257
      Federal National Mortgage Association Notes, 6.63%, 11/15/10                                  3,300,000      3,522,106
      Federal National Mortgage Association Notes, 5.50%, 03/15/11                                  2,405,000      2,572,018
      Federal National Mortgage Association Notes, 5.00%, 10/15/11                                  1,250,000      1,354,054
      Federal National Mortgage Association Notes, 4.13%, 04/15/14                                  4,985,000      5,340,974
      Federal National Mortgage Association Notes, 5.00%, 02/13/17                                  2,500,000      2,763,830

WILMINGTON FUNDS -- FIXED INCOME FUNDS
SHORT/INTERMEDIATE-TERM BOND FUND
INVESTMENTS / SEPTEMBER 30, 2009 (UNAUDITED) - CONTINUED

                                                                                                   PRINCIPAL
                                                                                                     AMOUNT         VALUE
                                                                                                  -----------   ------------
      Federal National Mortgage Association Notes, 5.00%, 05/11/17                                $ 3,500,000   $  3,868,245
                                                                                                                ------------
                                                                                                                  21,253,484
                                                                                                                ------------
   TOTAL U.S. AGENCY OBLIGATIONS (COST $43,435,197)                                                               46,972,472
                                                                                                                ------------
U.S. GOVERNMENT INFLATION-LINKED SECURITIES -- 15.3%
   U.S. TREASURY NOTES -- 15.3%
      U.S. Treasury Notes, 4.25%, 10/15/10                                                            350,000        363,863
      U.S. Treasury Notes, 5.00%, 08/15/11                                                            180,000        193,929
      U.S. Treasury Notes, 1.50%, 07/15/12(1)                                                       3,000,000      3,015,000
      U.S. Treasury Notes, 4.25%, 11/15/14(1)                                                       1,300,000      1,419,844
      U.S. Treasury Notes, 4.13%, 05/15/15                                                          4,420,000      4,786,029
      U.S. Treasury Notes, 4.25%, 08/15/15                                                          2,000,000      2,178,124
      U.S. Treasury Notes, 4.50%, 02/15/16(1)                                                       2,000,000      2,206,718
      U.S. Treasury Notes, 2.63%, 04/30/16(1)                                                       6,000,000      5,922,186
      U.S. Treasury Notes, 4.75%, 08/15/17                                                            500,000        557,149
      U.S. Treasury Notes, 4.25%, 11/15/17                                                          3,000,000      3,232,500
      U.S. Treasury Notes, 2.75%, 02/15/19(1)                                                       2,000,000      1,908,594
                                                                                                                ------------
                                                                                                                  25,783,936
                                                                                                                ------------
   TOTAL U.S. GOVERNMENT INFLATION-LINKED SECURITIES (COST $24,982,190)                                           25,783,936
                                                                                                                ------------

                                                                                                     SHARES
                                                                                                  -----------
SHORT-TERM INVESTMENTS -- 2.7%
      BlackRock Liquidity Funds TempCash Portfolio - Institutional Series                           2,238,502      2,238,502
      BlackRock Liquidity Funds TempFund Portfolio - Institutional Series                           2,238,501      2,238,501
                                                                                                                ------------
   TOTAL SHORT-TERM INVESTMENTS (COST $4,477,003)                                                                  4,477,003
                                                                                                                ------------
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR LOANED SECURITIES -- 9.8%
      Institutional Money Market Trust                                                             16,586,610     16,586,610
                                                                                                                ------------
   TOTAL SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES(2)
      (COST $16,586,610)                                                                                          16,586,610
                                                                                                                ------------
TOTAL INVESTMENTS -- 108.4% (Cost $174,052,337)(3)                                                              $182,943,266
LIABILITIES IN EXCESS OF OTHER ASSETS -- (8.4)%                                                                  (14,114,470)
                                                                                                                ------------
NET ASSETS -- 100.0%                                                                                            $168,828,796
                                                                                                                ============

+    The ratings shown are unaudited.

++ Denotes a Variable or Floating or Step Rate Note. Variable or Floating or Step Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of September 30, 2009.

@ Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other "accredited investors". Unless otherwise indicated security is considered liquid.

(1)  Security partially or fully on loan.

(2) At September 30, 2009, the market value of securities on loan for the Short/Intermediate Bond Fund was $16,328,416.

(3) The cost for Federal income tax purposes is $174,052,337. At September 30, 2009, net unrealized appreciation was $8,890,929. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $9,205,576 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $314,647.

PLC - Public Limited Company

The following table provides a summary of inputs used to value the Funds' net assets as of September 30, 2009:

                                                                              LEVEL 2        LEVEL 3
                                          TOTAL VALUE AT                    SIGNIFICANT    SIGNIFICANT
                                           SEPTEMBER 30,      LEVEL 1       OBSERVABLE    UNOBSERVABLE
                                               2009        QUOTED PRICES      INPUTS         INPUTS
                                          --------------   -------------   ------------   ------------
INVESTMENTS IN SECURITIES:
   Corporate Bonds                         $ 80,355,164     $        --    $ 80,355,164        $--
   Mortgage-Backed Securities                 7,944,446              --       7,944,446         --
   U.S. Treasury and Agency Obligations      72,756,408              --      72,756,408         --
   Municipal Bonds                              823,635              --         823,635         --
   Short-Term Investments                    21,063,613      21,063,613              --         --
                                           ------------     -----------    ------------        ---
Total                                      $182,943,266     $21,063,613    $161,879,653        $--
                                           ============     ===========    ============        ===

WILMINGTON FUNDS -- FIXED INCOME FUNDS
BROAD MARKET BOND FUND
INVESTMENTS / SEPTEMBER 30, 2009 (UNAUDITED)
(Showing Percentage of Net Assets)

                                                                                           MOODY'S/S&P    PRINCIPAL
                                                                                            RATINGS(+)      AMOUNT        VALUE
                                                                                           -----------   -----------   -----------
CORPORATE BONDS -- 63.2%
   CONSUMER DISCRETIONARY -- 5.8%
      Anheuser-Busch InBev Worldwide, Inc. 144A, 7.75%, 01/15/19@                           Baa2, BBB+   $   650,000   $   769,119
      Anheuser-Busch InBev Worldwide, Inc. 144A, 8.20%, 01/15/39@                           Baa2, BBB+       500,000       659,319
      Comcast Cable Communications Holdings, Inc., 8.38%, 03/15/13                          Baa1, BBB+       896,000     1,040,660
      Comcast Corp., 5.70%, 07/01/19(1)                                                     Baa1, BBB+       400,000       422,642
      Royal Caribbean Cruises Ltd., 7.00%, 06/15/13                                          Ba3, BB-        300,000       285,750
      Time Warner, Inc., 5.50%, 11/15/11                                                    Baa2, BBB        600,000       637,922
                                                                                                                       -----------
                                                                                                                         3,815,412
                                                                                                                       -----------
   CONSUMER STAPLES -- 2.3%
      CVS Caremark Corp., 5.75%, 06/01/17                                                   Baa2, BBB+       250,000       267,626
      General Mills, Inc., 5.65%, 02/15/19                                                  Baa1, BBB+       500,000       541,516
      Kraft Foods, Inc., 5.25%, 10/01/13                                                     Baa2, A-        400,000       421,279
      Kraft Foods, Inc., 6.13%, 02/01/18                                                     Baa2, A-        300,000       317,904
                                                                                                                       -----------
                                                                                                                         1,548,325
                                                                                                                       -----------
   ENERGY -- 7.8%
      Anadarko Petroleum Corp., 8.70%, 03/15/19                                             Baa3, BBB-       400,000       478,264
      Chesapeake Energy Corp., 9.50%, 02/15/15                                               Ba3, BB         400,000       421,000
      Kinder Morgan Energy Partners LP, 7.13%, 03/15/12                                     Baa2, BBB        500,000       546,087
      Marathon Oil Corp., 6.80%, 03/15/32                                                   Baa1, BBB+     1,700,000     1,826,953
      Sunoco, Inc., 9.63%, 04/15/15                                                         Baa2, BBB        550,000       653,385
      Transocean, Inc., 5.25%, 03/15/13                                                     Baa2, BBB+       250,000       264,325
      Valero Energy Corp., 4.75%, 04/01/14                                                  Baa2, BBB        785,000       768,560
      Weatherford International Ltd., 5.15%, 03/15/13                                       Baa1, BBB+       200,000       210,078
                                                                                                                       -----------
                                                                                                                         5,168,652
                                                                                                                       -----------
   FINANCIALS -- 20.9%
      American Honda Finance Corp. 144A, 4.63%, 04/02/13@                                     A1, A          750,000       764,479
      Bank of America Corp., 7.63%, 06/01/19                                                  A2, A          500,000       563,395
      Bank of New York Mellon Corp.(The), 4.95%, 11/01/12                                    Aa2, AA-        600,000       650,116
      Bank One Corp., 8.00%, 04/29/27                                                        Aa3, A+         425,000       506,654
      Bear Stearns Cos. LLC (The), 4.55%, 06/23/10                                           Aa2, A+         843,000       865,713
      Caterpillar Financial Services Corp., 5.75%, 02/15/12                                   A2, A        1,000,000     1,062,361
      Devon Financing Corp., 6.88%, 09/30/11                                                Baa1, BBB+       750,000       815,949
      Ford Motor Credit Co., LLC, 7.88%, 06/15/10                                            B1, CCC+        400,000       401,753
      General Electric Capital Corp., 4.88%, 10/21/10                                        Aaa, AA+        300,000       309,355
      Goldman Sachs Group, Inc. (The), 7.50%, 02/15/19                                        A1, A          750,000       857,713
      John Deere Capital Corp., 4.90%, 09/09/13                                               A2, A          425,000       454,452
      JPMorgan Chase & Co., 4.65%, 06/01/14                                                  Aa3, A+         500,000       521,493
      MetLife, Inc., 5.00%, 06/15/15                                                         Baa1, A-        400,000       417,720
      Morgan Stanley, 4.75%, 04/01/14                                                         A2, A        1,000,000       992,620
      Simon Property Group LP, 5.75%, 12/01/15                                                A3, A-         500,000       511,456
      SLM Corp., 4.50%, 07/26/10                                                            Ba1, BBB-        300,000       291,499
      Swiss Bank Corp., 7.38%, 06/15/17                                                      Aa2, A+       1,400,000     1,397,941
      Textron Financial Corp., 5.13%, 02/03/11                                              Baa3, BBB-       625,000       625,371
      Wachovia Corp., 7.57%, 08/01/26++                                                      A1, NR          591,000       616,570
      Wells Fargo & Co., 5.13%, 09/01/12                                                     A1, AA-         700,000       737,697
      Wells Fargo Financial, Inc., 5.50%, 08/01/12                                           Aa2, AA-        400,000       424,699
                                                                                                                       -----------
                                                                                                                        13,789,006
                                                                                                                       -----------
   HEALTH CARE -- 2.9%
      Johnson & Johnson, 5.85%, 07/15/38                                                     Aaa, AAA        700,000       787,889
      Merck & Co., Inc., 4.38%, 02/15/13                                                     Aa3, AA-        325,000       339,505
      Pfizer, Inc., 5.35%, 03/15/15                                                          Aa2, AAA        500,000       553,653

WILMINGTON FUNDS -- FIXED INCOME FUNDS
BROAD MARKET BOND FUND
INVESTMENTS / SEPTEMBER 30, 2009 (UNAUDITED) - CONTINUED

                                                                                           MOODY'S/S&P    PRINCIPAL
                                                                                            RATINGS(+)      AMOUNT        VALUE
                                                                                           -----------   -----------   -----------
      United Health Group, Inc., 6.00%, 06/15/17                                             Baa1, A-    $   250,000   $   260,978
                                                                                                                       -----------
                                                                                                                         1,942,025
                                                                                                                       -----------
   INDUSTRIALS -- 12.4%
      Allied Waste North America, Inc., 6.38%, 04/15/11                                     Baa3, BBB        500,000       521,577
      Allied Waste North America, Inc., 6.88%, 06/01/17                                     Baa3, BBB        300,000       316,853
      CSX Corp., 7.90%, 05/01/17                                                            Baa3, BBB-     1,414,000     1,672,052
      GATX Corp., 4.75%, 10/01/12                                                           Baa1, BBB+       250,000       251,519
      General Electric Co., 5.00%, 02/01/13                                                  Aa2, AA+        700,000       738,431
      Honeywell International, Inc., 5.00%, 02/15/19                                          A2, A          750,000       789,478
      Ingersoll-Rand Co., 6.02%, 02/15/28                                                   Baa1, BBB+       900,000       935,323
      The Boeing Co., 5.00%, 03/15/14                                                         A2, A+         750,000       817,837
      Time Warner Entertainment Co., LP, 8.88%, 10/01/12                                    Baa2, BBB        300,000       347,370
      Time Warner Entertainment Co., LP, 8.38%, 03/15/23                                    Baa2, BBB        900,000     1,079,586
      Tyco Electronics Group SA, 6.00%, 10/01/12                                            Baa2, BBB-       400,000       423,192
      United Technologies Corp., 6.35%, 03/01/11                                              A2, A          300,000       319,209
                                                                                                                       -----------
                                                                                                                         8,212,427
                                                                                                                       -----------
   MATERIALS -- 3.1%
      Alcoa, Inc., 5.72%, 02/23/19                                                          Baa3, BBB-       550,000       497,897
      Dow Chemical Co. (The), 4.85%, 08/15/12                                               Baa3, BBB-       750,000       779,894
      EI Du Pont de Nemours & Co., 5.00%, 07/15/13                                            A2, A          325,000       354,025
      Weyerhaeuser Co., 6.75%, 03/15/12                                                     Ba1, BBB-        400,000       416,712
                                                                                                                       -----------
                                                                                                                         2,048,528
                                                                                                                       -----------
   TELECOMMUNICATION SERVICES -- 2.4%
      Embarq Corp., 6.74%, 06/01/13                                                         Baa3, BBB-       450,000       487,981
      Verizon Global Funding Corp., 7.25%, 12/01/10                                           A3, A          540,000       574,713
      Verizon New Jersey, Inc., 5.88%, 01/17/12                                              Baa1, A         500,000       537,378
                                                                                                                       -----------
                                                                                                                         1,600,072
                                                                                                                       -----------
   UTILITIES -- 5.6%
      CMS Energy Corp., 6.55%, 07/17/17                                                     Ba1, BBB-        300,000       292,855
      Florida Power Corp., 6.35%, 09/15/37                                                   A3, BBB+        425,000       498,758
      Nevada Power Co., 8.25%, 06/01/11                                                     Baa3, BBB      1,000,000     1,088,190
      Oklahoma Gas & Electric Co., 6.65%, 07/15/27                                           A2, BBB+        565,000       621,155
      Pacific Gas & Electric Co., 4.20%, 03/01/11                                            A3, BBB+        450,000       465,809
      PECO Energy Corp., 4.75%, 10/01/12                                                     A2, BBB         670,000       704,553
                                                                                                                       -----------
                                                                                                                         3,671,320
                                                                                                                       -----------
   TOTAL CORPORATE BONDS (COST $39,398,415)                                                                             41,795,767
                                                                                                                       -----------
MUNICIPAL BONDS -- 1.3%
   CALIFORNIA -- 1.3%
      California State G.O. Unltd. Bonds, 7.50%, 04/01/34                                     A2, A          800,000       878,544
                                                                                                                       -----------
   TOTAL MUNICIPAL BONDS (COST $846,552)                                                                                   878,544
                                                                                                                       -----------

                                                                                                          PRINCIPAL
                                                                                                            AMOUNT        VALUE
                                                                                                         -----------   -----------
MORTGAGE-BACKED SECURITIES -- 5.9%
      Federal Home Loan Mortgage Corporation Notes, 3159 PB, 6.00%, 01/15/29                                 700,000       726,243
      Federal Home Loan Mortgage Corporation Notes, Pool E00530, 6.00%, 01/01/13                              15,691        16,530
      Federal Home Loan Mortgage Corporation Notes, Pool G01625, 5.00%, 11/01/33                             408,069       423,771
      Federal Home Loan Mortgage Corporation Notes, Pool G02390, 6.00%, 09/01/36                             188,733       199,774
      Federal Home Loan Mortgage Corporation Notes, Pool G08097, 6.50%, 11/01/35                             123,158       131,553
      Federal Home Loan Mortgage Corporation Notes, Pool M80842, 3.50%, 08/01/10                              95,962        96,962

WILMINGTON FUNDS -- FIXED INCOME FUNDS
BROAD MARKET BOND FUND
INVESTMENTS / SEPTEMBER 30, 2009 (UNAUDITED) - CONTINUED

                                                                                                          PRINCIPAL
                                                                                                            AMOUNT        VALUE
                                                                                                         -----------   -----------
      Federal Home Loan Mortgage Corporation Notes, Pool M80865, 7 Yr. Balloon,
         4.50%, 11/01/10                                                                                 $   225,404   $   232,234
      Federal National Mortgage Association Notes, 2005-29 WC, 4.75%, 04/25/35                               142,182       148,444
      Federal National Mortgage Association Notes, Pool 254833, 4.50%, 08/01/18                              108,328       114,433
      Federal National Mortgage Association Notes, Pool 256515, 6.50%, 11/01/36                              294,026       314,942
      Federal National Mortgage Association Notes, Pool 256639, 5.00%, 02/01/27                              302,090       315,564
      Federal National Mortgage Association Notes, Pool 256752, 6.00%, 06/01/27                              265,083       282,268
      Federal National Mortgage Association Notes, Pool 629603, 5.50%, 02/01/17                               82,759        88,494
      Federal National Mortgage Association Notes, Pool 745412, 5.50%, 12/01/35                              293,478       307,387
      Federal National Mortgage Association Notes, Pool 838891, 6.00%, 07/01/35                              454,702       482,012
                                                                                                                       -----------
   TOTAL MORTGAGE-BACKED SECURITIES (COST $3,694,636)                                                                    3,880,611
                                                                                                                       -----------
U.S. AGENCY OBLIGATIONS -- 14.3%
   FEDERAL HOME LOAN BANKS NOTES -- 6.3%
      Federal Home Loan Banks Notes, 5.75%, 05/15/12                                                       1,185,000     1,316,484
      Federal Home Loan Banks Notes, 4.50%, 11/15/12                                                       1,000,000     1,082,129
      Federal Home Loan Banks Notes, 4.50%, 09/16/13                                                         300,000       326,008
      Federal Home Loan Banks Notes, 5.25%, 06/18/14                                                         800,000       897,004
      Federal Home Loan Banks Notes, 5.50%, 08/13/14                                                         500,000       566,669
                                                                                                                       -----------
                                                                                                                         4,188,294
                                                                                                                       -----------
   FEDERAL HOME LOAN MORTGAGE CORPORATION NOTES -- 0.8%
      Federal Home Loan Mortgage Corporation Notes, 4.38%, 07/17/15                                          500,000       538,732
                                                                                                                       -----------
                                                                                                                           538,732
                                                                                                                       -----------
   FEDERAL NATIONAL MORTGAGE ASSOCIATION NOTES -- 7.2%
      Federal National Mortgage Association Notes, 4.88%, 12/15/16                                           800,000       876,235
      Federal National Mortgage Association Notes, 5.00%, 02/13/17                                         1,000,000     1,105,532
      Federal National Mortgage Association Notes, 5.00%, 05/11/17                                         1,000,000     1,105,213
      Federal National Mortgage Association Notes, 6.25%, 05/15/29                                           900,000     1,104,285
      Federal National Mortgage Association Notes, 7.25%, 05/15/30                                           400,000       548,356
                                                                                                                       -----------
                                                                                                                         4,739,621
                                                                                                                       -----------
   TOTAL U.S. AGENCY OBLIGATIONS (COST $8,792,772)                                                                       9,466,647
                                                                                                                       -----------
U.S. GOVERNMENT INFLATION-LINKED SECURITIES -- 13.3%
   U.S. TREASURY BONDS -- 7.4%
      U.S. Treasury Bonds, 7.50%, 11/15/16                                                                   300,000       386,742
      U.S. Treasury Bonds, 8.88%, 02/15/19(1)                                                              1,130,000     1,633,910
      U.S. Treasury Bonds, 7.13%, 02/15/23                                                                   525,000       703,992
      U.S. Treasury Bonds, 6.00%, 02/15/26                                                                   300,000       372,234
      U.S. Treasury Bonds, 6.38%, 08/15/27                                                                   450,000       584,860
      U.S. Treasury Bonds, 6.25%, 05/15/30                                                                   500,000       654,375
      U.S. Treasury Bonds, 5.38%, 02/15/31                                                                   500,000       594,063
                                                                                                                       -----------
                                                                                                                         4,930,176
                                                                                                                       -----------
   U.S. TREASURY NOTES -- 5.9%
      U.S. Treasury Notes, 4.75%, 03/31/11                                                                   400,000       424,453
      U.S. Treasury Notes, 3.13%, 04/30/13                                                                   400,000       419,969
      U.S. Treasury Notes, 4.25%, 11/15/13(1)                                                                800,000       873,687
      U.S. Treasury Notes, 4.13%, 05/15/15                                                                   570,000       617,203
      U.S. Treasury Notes, 4.50%, 02/15/16(1)                                                                500,000       551,680

WILMINGTON FUNDS -- FIXED INCOME FUNDS
BROAD MARKET BOND FUND
INVESTMENTS / SEPTEMBER 30, 2009 (UNAUDITED) - CONTINUED

                                                                                                          PRINCIPAL
                                                                                                            AMOUNT        VALUE
                                                                                                         -----------   -----------
      U.S. Treasury Notes, 2.63%, 04/30/16(1)                                                            $ 1,000,000   $   987,031
                                                                                                                       -----------
                                                                                                                         3,874,023
                                                                                                                       -----------
   TOTAL U.S. GOVERNMENT INFLATION-LINKED SECURITIES (COST $7,787,195)                                                   8,804,199
                                                                                                                       -----------

                                                                                                            SHARES
                                                                                                         -----------
PREFERRED STOCK -- 0.4%
   FINANCIALS -- 0.4%
      Wachovia Capital Trust IX, 6.375%(1)                                                                    12,000       259,440
                                                                                                                       -----------
   TOTAL PREFERRED STOCK (COST $300,000)                                                                                   259,440
                                                                                                                       -----------
SHORT-TERM INVESTMENTS -- 0.4%
      BlackRock Liquidity Funds TempCash Portfolio - Institutional Series                                    126,085       126,085
      BlackRock Liquidity Funds TempFund Portfolio - Institutional Series                                    126,084       126,084
                                                                                                                       -----------
   TOTAL SHORT-TERM INVESTMENTS (COST $252,169)                                                                            252,169
                                                                                                                       -----------
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR LOANED SECURITIES -- 6.9%
      Institutional Money Market Trust                                                                     4,555,977     4,555,977
                                                                                                                       -----------
   TOTAL SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES(2)
      (COST $4,555,977)                                                                                                  4,555,977
                                                                                                                       -----------
TOTAL INVESTMENTS -- 105.7% (Cost $65,627,716)(3)                                                                      $69,893,354
LIABILITIES IN EXCESS OF OTHER ASSETS -- (5.7)%                                                                         (3,761,628)
                                                                                                                       -----------
NET ASSETS -- 100.0%                                                                                                   $66,131,726
                                                                                                                       ===========

+    The ratings shown are unaudited.

++ Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of September 30, 2009.

@ Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other "accredited investors". Unless otherwise indicated security is considered liquid.

(1)  Security partially or fully on loan.

(2) At September 30, 2009, the market value of securities on loan for the Broad Market Bond Fund was $4,480,953.

(3) The cost for Federal income tax purposes is $65,627,716. At September 30, 2009, net unrealized appreciation was $4,265,638. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $4,510,163, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $244,525.

The following table provides a summary of inputs used to value the Funds' net assets as of September 30, 2009:

                                                                             LEVEL 2        LEVEL 3
                                          TOTAL VALUE AT                   SIGNIFICANT    SIGNIFICANT
                                           SEPTEMBER 30,      LEVEL 1       OBSERVABLE   UNOBSERVABLE
                                               2009        QUOTED PRICES      INPUTS        INPUTS
                                          --------------   -------------   -----------   ------------
INVESTMENTS IN SECURITIES:
   Corporate Bonds                          $41,795,767      $       --    $41,795,767        $--
   Mortgage-Backed Securities                 3,880,611              --      3,880,611         --
   U.S. Treasury and Agency Obligations      18,270,846              --     18,270,846         --
   Municipal Bonds                              878,544              --        878,544         --
   Preferred Stocks                             259,440         259,440             --
   Short-Term Investments                     4,808,146       4,808,146             --         --
                                            -----------      ----------    -----------        ---
Total                                       $69,893,354      $5,067,586    $64,825,768        $--
                                            -----------      ----------    -----------        ---

WILMINGTON FUNDS -- FIXED INCOME FUNDS
MUNICIPAL BOND FUND
INVESTMENTS / SEPTEMBER 30, 2009 (UNAUDITED)
(Showing Percentage of Net Assets)

                                                                                    MOODY'S/S&P    PRINCIPAL
                                                                                     RATINGS(+)      AMOUNT         VALUE
                                                                                    -----------   -----------   ------------
MUNICIPAL BONDS -- 93.8%
   ALABAMA -- 8.5%
      Alabama 21st Century Auth. Tobacco Settlement Rev. Bonds, 5.10%, 12/01/09      Baa1, A-     $   500,000   $    501,950
      Alabama 21st Century Auth. Tobacco Settlement Rev. Bonds, 5.75%, 12/01/17      Baa1, A-         465,000        481,396
      Alabama Housing Fin. Auth. Single Family Mtge. Rev. Bonds, Ser. A-1,
         (GNMA/FNMA), 5.00%, 10/01/14                                                 Aaa, NR         100,000        100,198
      Alabama State Brd. of Educ. Calhoun Community College Rev. Bonds,
         (AMBAC), 5.00%, 05/01/15                                                     A2, NR          500,000        551,065
      Alabama Water Poll. Cntrl. Auth. Rev. Bonds, Ser. B, (AMBAC), 4.50%,
         08/15/10                                                                     NR, NR          250,000        251,775
      Birmingham, AL Airport Auth. Rev. Bond Ref.- AMT, (AMBAC), 5.00%,
         07/01/12(2)                                                                   A2, A        2,370,000      2,435,104
      East Alabama Health Care Auth. Ser. A, 5.25%, 09/01/36++                         NR, A          200,000        201,262
      Jefferson Cnty., AL Sewer Rev. Bonds, (FSA), 5.25%, 02/01/11                   Aa3, AAA         250,000        246,220
      Mobile, AL Industrial Development Board VRDB Ser. A, 4.75%, 06/01/34++           A2, A          500,000        535,395
      Mobile, AL Industrial Development Board VRDB Ser. C, 5.00%, 06/01/34++           A2, A        5,000,000      5,663,700
      Trussville, AL G.O. Ltd. Bonds, (NATL-RE), 4.60%, 10/01/13                      A1, NR          165,000        171,412
      Univ. of Alabama at Birmingham Hospital Rev. Bonds, Ser. A, 5.00%,
         09/01/15                                                                     A1, A+          500,000        543,580
      Univ. of Alabama at Birmingham Hospital Rev. Bonds, Ser. A, 5.75%,
         09/01/22++                                                                   A1, A+        1,000,000      1,087,780
                                                                                                                ------------
                                                                                                                  12,770,837
                                                                                                                ------------
   ARIZONA -- 1.0%
      Greenlee Cnty., AZ School Dist. G.O. Unltd. Bonds, 5.00%, 07/01/10             Baa3, NR         150,000        149,594
      Greenlee Cnty., AZ School Dist. G.O. Unltd. Bonds, 5.00%, 07/01/13             Baa3, NR         200,000        218,482
      Tucson, AZ Certificate Participation Bonds, Public Improvements, Ser.
         A, (NATL-RE), 5.00%, 07/01/21                                                A1, A+        1,000,000      1,068,240
                                                                                                                ------------
                                                                                                                   1,436,316
                                                                                                                ------------
   CALIFORNIA -- 13.7%
      ABAG Fin. Auth. for Nonprofit Coros, California Rev. Bonds (Windemere
         Ranch Financing Prog.), Ser. A, (CIFG), 5.00%, 09/02/20                      NR, BBB       1,340,000      1,304,785
      ABAG Fin. Auth. for Nonprofit Coros, California Rev. Bonds (Windemere
         Ranch Financing Prog.), Ser. A, (CIFG), 5.00%, 09/02/21                      NR, BBB       3,660,000      3,504,560
      California Health Facilities Fin. Auth. Rev. Bonds, 5.13%, 07/01/22              A2, A        1,000,000      1,034,810
      California Health Facilities Fin. Auth. Ser. H, 4.45%, 07/01/26++                A2, A          510,000        531,950
      California Infrastructure & Economic Dev. Rev. Bonds, 5.00%, 10/01/18          Aa2, AA+         365,000        403,938
      California State Public Works Brd. Lease. Rev. Bonds (Dept. Health
         Services - Richmond Lab), Ser. B, (XLCA), 5.00%, 11/01/23                   Baa2, A-         960,000        978,586
      California State Public Works Brd. Ref. Rev. Bonds, Ser. D, (NATL-RE),
         5.25%, 10/01/11                                                               A1, A          150,000        158,914
      California State School Imps. Ref. G.O. Bonds, 5.25%, 02/01/14                  Baa1, A         585,000        647,104
      Glendale, CA Univ. School Dist. G.O. Bonds, Ser. C, (FSA), 5.50%, 09/01/15     Aa3, AAA         125,000        128,135

WILMINGTON FUNDS -- FIXED INCOME FUNDS
MUNICIPAL BOND FUND
INVESTMENTS / SEPTEMBER 30, 2009 (UNAUDITED) - CONTINUED

                                                                                    MOODY'S/S&P    PRINCIPAL
                                                                                     RATINGS(+)      AMOUNT         VALUE
                                                                                    -----------   -----------   ------------
      Lancaster, CA Redev. Agency Tax Allocation Ref. Bonds, (XCLA), 5.25%,
         12/01/20                                                                      NR, A      $   400,000   $    407,196
      Palm Desert, CA Fin. Auth., (NATL-RE) Ser.1A, 5.00%, 04/01/25                    A3, A          500,000        496,800
      Redwood City, CA Elementary School Dist. G.O. Bonds, (FGIC), 5.50%,
         08/01/14                                                                     NR, A+          125,000        142,359
      Sacramento City Financing Auth. Ser. B, 5.40%, 11/01/20                          A2, A        4,000,000      4,314,200
      San Francisco, CA City & Cnty., International Airport Rev. Bonds, (AMBAC)
         Ser. A, 5.25%, 01/01/19(2)                                                  A3, BBB+       1,540,000      1,524,338
      San Jose, CA Redevelopment Agency Tax Allocation (Merged Area Redev.
         Proj.) Ser. C (NATL-RE)San Jose, CA Redevelopment Agency
         Ser. C (NATL-RE), 5.00%, 08/01/24                                             A3, A        1,655,000      1,669,812
      State Of California, 5.00%, 12/01/22                                            Baa1, A       2,000,000      2,124,560
      Tulare Cnty., CA Ctfs. Participation Ref. Bonds, (NATL-RE), 5.00%, 08/15/10     A3, NR           50,000         51,609
      Univ. of CA Rev. Bonds, Ser. H, (NATL-RE), 5.00%, 05/15/18                      Aa1, AA         490,000        539,196
      Visalia, CA Cert. Participation Ref. Bonds, (NATL-RE), 5.00%, 12/01/18         Baa1, A+         500,000        541,830
                                                                                                                ------------
                                                                                                                  20,504,682
                                                                                                                ------------
   COLORADO -- 2.9%
      Denver, CO Convention Center Hotel Auth. Ref. Bonds, (XLCA), 5.25%,
         12/01/21                                                                   Baa3, BBB-      1,000,000        962,540
      Denver, CO Convention Center Hotel Auth. Ref. Bonds, (XLCA), 5.13%,
         12/01/24                                                                   Baa3, BBB-      3,065,000      2,834,727
      Denver, CO X Ref. Bonds, (XLCA), 5.00%, 11/15/23                                A1, A+          500,000        527,680
                                                                                                                ------------
                                                                                                                   4,324,947
                                                                                                                ------------
   CONNECTICUT -- 0.7%
      Bristol, CT Resource Recovery Rev. Bonds (Solid Waste Oper. Committee),
         (AMBAC), 5.00%, 07/01/14                                                     A1, A+        1,000,000      1,098,810
                                                                                                                ------------
                                                                                                                   1,098,810
                                                                                                                ------------
   DELAWARE -- 1.1%
      Delaware State Economic Dev. Auth. Ref. Rev. Bonds, (Delmarva Power
         Poll. Cntrl. Proj.), Ser. 2001C, (AMBAC), 4.90%, 05/01/26++                  NR, BBB         250,000        250,402
      Delaware State Economic Dev. Auth. Rev. Bonds, (Student Housing Univ.
         Courtyard), (RADIAN), 5.38%, 08/01/11                                       NR, BBB-         170,000        177,565
      Delaware State Health Facilities Auth. Ser. A, 5.50%, 06/01/24                Baa1, BBB+      1,250,000      1,255,500
                                                                                                                ------------
                                                                                                                   1,683,467
                                                                                                                ------------
   FLORIDA -- 3.8%
      Broward Cnty., FL Resource Recovery Ref. Bonds, Wheelabrator South Ser. A,
         5.38%, 12/01/09                                                              A3, AA          250,000        251,370
      Florida State Division of Bond Finance (Dept. Enviromental Preservation)
         Ser. 2000-A (AMBAC), 5.00%, 07/01/12                                         A1, AA-       1,750,000      1,753,272
      Florida State Turnpike Auth. Ser. B, (AMBAC), 5.00%, 07/01/10                  Aa2, AA-         100,000        103,291
      Lakeland, FL Energy Sys. Rev. Bonds, (NATL-RE), 5.50%, 10/01/14                 A1, A+          455,000        486,177
      Orlando & Orange Counties, FL Expressway Auth. Rev Ser. C-4 (FSA), 0.40%,
         07/01/25++                                                                  Aa3, AAA       2,000,000      2,000,000

WILMINGTON FUNDS -- FIXED INCOME FUNDS
MUNICIPAL BOND FUND
INVESTMENTS / SEPTEMBER 30, 2009 (UNAUDITED) - CONTINUED

                                                                                    MOODY'S/S&P    PRINCIPAL
                                                                                     RATINGS(+)      AMOUNT         VALUE
                                                                                    -----------   -----------   ------------
      Osceola Cnty., FL School Brd. Cert. Participation Four Corners Charter
         School Bonds, Ser. A, (NATL-RE), 5.80%, 08/01/15                            Baa1, NR     $   100,000   $    105,210
      Reedy Creek, FL Impt. Dist. Utilities Rev. Bonds, Ser. 1, (NATL-RE),
         5.25%, 10/01/14                                                               A3, A          900,000        943,461
                                                                                                                ------------
                                                                                                                   5,642,781
                                                                                                                ------------
   GEORGIA -- 1.3%
      Atlanta, GA Auth. Rev. Bonds, Ser. A,  (FGIC), 5.88%, 01/01/16                  A1, A+        1,370,000      1,396,126
      Clayton Cnty., GA Dev. Auth. Rev. Bonds, Ser. A, (NATL-RE), 5.00%, 08/01/18     Aa3, AA         465,000        514,062
                                                                                                                ------------
                                                                                                                   1,910,188
                                                                                                                ------------
   ILLINOIS -- 2.9%
      Chicago IL, Board of Educ. Ref. - Ded. Revs Bonds, Ser. B, (AMBAC),
         5.00%, 12/01/21                                                              A1, AA-       1,000,000      1,093,380
      Chicago, IL Water Rev. Sr. Lien Bonds, (AMBAC), 5.75%, 11/01/11                 Aa3, AA         200,000        211,884
      Illinois Finance Auth. Rev. Bonds Ser. B, (FSA), 5.25%, 01/01/22                Aa3, NR       2,830,000      3,036,873
                                                                                                                ------------
                                                                                                                   4,342,137
                                                                                                                ------------
   INDIANA -- 3.4%
      Blackford Cnty., IN Industrial Sch. Bldg. Corp. Rev. Ref. Bond,
         First Mortgage, Ser. A, (NATL-RE), 5.00%, 07/15/17                          Baa1, AA+      1,755,000      1,951,665
      Indiana Finance Auth. Health System Rev. Bonds, 5.00%, 11/01/21                 Aa3, NR       2,000,000      2,136,720
      Indiana Health Facility Fin. Auth. Ser. A, 5.00%, 11/01/27++                   Aa2, AA-       1,000,000      1,070,080
                                                                                                                ------------
                                                                                                                   5,158,465
                                                                                                                ------------
   KANSAS -- 0.6%
      Butler & Sedgwick Cnty., KS Univ. School Dist. G.O. Unltd. Bonds, (FSA),
         6.00%, 09/01/14                                                             Aa3, AAA         500,000        588,645
      Topeka, KS G.O. Bonds (College Hill Pub. Imps.) Ser. A, (NATL-RE), 5.50%,
         08/15/14                                                                     Aa3, NR         275,000        296,483
                                                                                                                ------------
                                                                                                                     885,128
                                                                                                                ------------
   LOUISIANA -- 0.3%
      Louisiana State Citizens Prop. Ins. Corp. Rev. Bonds, Pub. Imps., (AMBAC),
         5.00%, 06/01/15                                                             Baa2, A-         435,000        450,121
                                                                                                                ------------
                                                                                                                     450,121
                                                                                                                ------------
   MARYLAND -- 0.4%
      Maryland Health & Higher Educ. Fac. Auth., John Hopkins Health Systems,
         5.00%, 05/15/42++                                                            A1, A+          550,000        586,762
                                                                                                                ------------
                                                                                                                     586,762
                                                                                                                ------------
   MASSACHUSETTS -- 2.0%
      Lawrence, MA School Imps. G.O. Bonds, (AMBAC), 5.00%, 04/01/27                  NR, AA-       2,000,000      2,201,700
      Massachusetts State Dev. Fin. Agency Rev. Bond (Univ. of MA, Visual &
         Perfoming Arts Proj.), 6.00%, 08/01/16                                       A2, NR          310,000        360,945
      Massachusetts State Housing Fin. Agency VRDB Rev. Bonds, 4.00%,
         12/01/10++,(2)                                                               Aa2, AA          85,000         85,503

WILMINGTON FUNDS -- FIXED INCOME FUNDS
MUNICIPAL BOND FUND
INVESTMENTS / SEPTEMBER 30, 2009 (UNAUDITED) - CONTINUED

                                                                                    MOODY'S/S&P    PRINCIPAL
                                                                                     RATINGS(+)      AMOUNT         VALUE
                                                                                    -----------   -----------   ------------
      Massachusetts State Special Oblig. Rev. Bonds (Federal Highway Grant
         Auth.), Ser. A, (FSA), 5.00%, 12/15/12                                       Aa3, NR     $   275,000   $    305,726
                                                                                                                ------------
                                                                                                                   2,953,874
                                                                                                                ------------
   MICHIGAN -- 1.8%
      Detroit, MI Water Utility Imps. Rev. Bonds, Ser. A, (FSA), 5.00%, 07/01/23     Aa3, AAA         550,000        583,841
      Fowlerville, MI Community Schools Dist. G.O. Bonds, (FGIC), 5.00%, 05/01/15    Aa3, AA-         650,000        722,163
      Michigan State Hosp. Fin. Auth. Ref. Bonds, 5.00%, 07/15/21                      A2, A        1,600,000      1,460,784
                                                                                                                ------------
                                                                                                                   2,766,788
                                                                                                                ------------
   MINNESOTA -- 0.6%
      St. Paul, MN Housing & Redev. Auth. Health Care Fac. Rev. Bonds,
         5.00%, 05/15/12                                                             Baa1, BBB         85,000         88,239
      St. Paul, MN Housing & Redev. Auth. Health Care Fac. Rev. Bonds,
         5.00%, 05/15/13                                                             Baa1, BBB        225,000        234,715
      St. Paul, MN Housing & Redev. Auth. Health Care Fac. Rev. Bonds,
         5.00%, 05/15/15                                                             Baa1, BBB        270,000        280,549
      St. Paul, MN Housing & Redev. Auth. Health Care Fac. Rev. Bonds,
         5.00%, 05/15/16                                                             Baa1, BBB        300,000        309,174
                                                                                                                ------------
                                                                                                                     912,677
                                                                                                                ------------
   MISSISSIPPI -- 0.2%
       Warren Cnty., MS Gulf Opportunity Zone Rev. Bonds Ser. A, 6.50%, 09/01/32     Baa3, BBB        250,000        270,695
                                                                                                                ------------
                                                                                                                     270,695
                                                                                                                ------------
   MISSOURI -- 1.1%
      Kansas City, MO Special Fac. Rev. Bonds Overhaul Base Proj., 4.00%,
         09/01/10(2)                                                                  A2, AA-         540,000        553,127
      Kansas City, MO Special Fac. Rev. Bonds, MCI Overhaul Base Proj.,
         4.00%, 09/01/11(2)                                                           A2, AA-         465,000        469,580
      Truman State Univ., MO Housing Sys. Rev. Bonds, (AMBAC), 5.00%, 06/01/15        A2, NR          615,000        665,461
                                                                                                                ------------
                                                                                                                   1,688,168
                                                                                                                ------------
   NEVADA -- 1.4%
      Clark Cnty., NV, (AMBAC), 5.00%, 11/01/25                                      Aa1, AA+       1,000,000      1,057,250
      Nevada State G.O. Unref. Bal. Bonds Dist No. 64-A, 5.13%, 09/01/10             Aa2, AA+          20,000         20,058
      Nevada State Highway Imp. Rev. Bonds (Motor Vehicle Fuel Tax), (FGIC),
         5.50%, 12/01/11                                                             Aa3, AA+         250,000        272,075
      North Las Vegas, NV Ref. Bonds Ser. 60-B, 5.00%, 12/01/16                       NR, NR          760,000        720,480
                                                                                                                ------------
                                                                                                                   2,069,863
                                                                                                                ------------
   NEW HAMPSHIRE -- 0.7%
      New Hampshire Business Fin. Auth., (NATL-RE) Ser. C, 5.45%, 05/01/21             A3, A        1,000,000      1,035,660
                                                                                                                ------------
                                                                                                                   1,035,660
                                                                                                                ------------
   NEW JERSEY -- 3.4%
      Camden Cnty., NJ Impt. Auth. Cooper Health Sys. Oblig. Group A, 5.00%,
         02/15/15                                                                    Baa3, BBB      1,090,000      1,078,337
      Camden Cnty., NJ Impt. Auth. Cooper Health Sys. Oblig. Group B, 5.00%,
         02/15/15                                                                    Baa3, BBB      2,435,000      2,408,945
      New Jersey Economic Development Auth. Rev. Bonds, (RADIAN), 5.50%, 06/15/16    Baa2, BBB-       200,000        207,670

WILMINGTON FUNDS -- FIXED INCOME FUNDS
MUNICIPAL BOND FUND
INVESTMENTS / SEPTEMBER 30, 2009 (UNAUDITED) - CONTINUED

                                                                                    MOODY'S/S&P    PRINCIPAL
                                                                                     RATINGS(+)      AMOUNT         VALUE
                                                                                    -----------   -----------   ------------
      New Jersey Health Care Fac. Fin. Auth., Hackensack Univ. Medical Center,
         5.13%, 01/01/21                                                             Baa1, NR     $   600,000   $    613,914
      New Jersey State Educ. Fac. Auth. Ref. Bonds Ser. A, 5.00%, 07/01/19          Baa2, BBB+        775,000        814,510
                                                                                                                ------------
                                                                                                                   5,123,376
                                                                                                                ------------
   NEW YORK -- 10.4%
      Cattaraugus Cnty., NY Industrial Dev. Agency (Olean Gen. Hosp. Proj.) Ser.
         A, 5.25%, 08/01/23                                                           NR, A+          525,000        526,339
      Long Island, NY Power Auth. Rev Ser. N, 0.30%, 12/01/29++                      Aa3, AAA       5,000,000      5,000,000
      New York City Health & Hospital Corp. Rev (Health System) Ser. A (FSA),
         5.00%, 02/15/13                                                              A1, A+        2,755,000      2,996,999
      New York City Ind. Dev. Agency Ref. Bonds, 5.00%, 01/01/13(2)                  A3, BBB+         700,000        726,845
      New York City Ser. E-1, 6.00%, 10/15/23                                         Aa3, AA         750,000        904,372
      New York State Dorm. Auth. School Improv. Rev. Bonds Ser. C, 5.00%,
         12/15/24                                                                     NR, AAA       1,000,000      1,110,060
      New York State Environ. Fac. Corp. Rev. Bonds, Ser. A, 5.00%, 03/15/13          NR, AA-         515,000        566,897
      New York State Thruway Auth., NY Highway Improv. Rev. Bonds, (AMBAC) Ser.
         F, 5.00%, 01/01/25                                                           A1, A+        1,000,000      1,063,300
      New York Tobacco Sett. Fund. Corp. Rev. Bonds, Ser. A-1, 5.50%, 06/01/14        A1, AA-         115,000        115,125
      New York, NY G.O. Bonds, Ser. E, 5.25%, 08/01/12                                Aa3, AA         250,000        275,805
      New York, NY Pub. Imps. G.O. Bonds, Ser. D1, 5.00%, 12/01/21                    Aa3, AA       1,000,000      1,111,580
      Tobacco Settlement Fin. Auth. Ser. B-1C, 5.50%, 06/01/14                        A1, AA-          75,000         75,082
      Tobacco Settlement Fin. Auth., Ser. C-1, (FGIC), 5.50%, 06/01/20                A1, AA-       1,000,000      1,073,350
                                                                                                                ------------
                                                                                                                  15,545,754
                                                                                                                ------------
   NORTH CAROLINA -- 2.7%
      Charlotte, NC Airport Rev. Bonds, Ser. B, (NATL-RE), 5.25%, 07/01/11(2)         A1, A+        1,000,000      1,014,050
      Univ. of North Carolina Sys. Pool Rev., (NATL-RE), 5.00%, 10/01/23              A1, A+        2,725,000      2,983,548
                                                                                                                ------------
                                                                                                                   3,997,598
                                                                                                                ------------
   OHIO -- 3.2%
      Dayton-Montgomery Cnty., OH Port. Auth. Dev. Rev. Dayton Regl. Bond Ser.
         A, 5.13%, 05/15/22(2)                                                        NR, NR        2,380,000      1,948,530
      Lorain Cnty., OH Hosp. Rev. Bonds, (Catholic Healthcare Partners), Ser.
         A, 5.63%, 10/01/16                                                           A1, AA-         500,000        521,960
      Lorain Cnty., OH Hospital Ref. Rev. Bonds (Catholic Healthcare) Ser. A,
         5.63%, 10/01/13                                                              A1, AA-         800,000        848,752
      Ohio State Air Quality Dev. Auth. Rev. (Pollution Control Proj.) Ser. D,
         4.75%, 08/01/29++                                                           Baa1, BBB      1,250,000      1,298,062

WILMINGTON FUNDS -- FIXED INCOME FUNDS
MUNICIPAL BOND FUND
INVESTMENTS / SEPTEMBER 30, 2009 (UNAUDITED) - CONTINUED

                                                                                    MOODY'S/S&P    PRINCIPAL
                                                                                     RATINGS(+)      AMOUNT         VALUE
                                                                                    -----------   -----------   ------------
      Pickerington, OH Local School Dist. Construction & Imp. G.O. Bonds,
         (FGIC), 5.80%, 12/01/09                                                       A1, A      $   110,000   $    110,887
                                                                                                                ------------
                                                                                                                   4,728,191
                                                                                                                ------------
   OREGON -- 0.2%
      Portland, OR Urban Renewal & Redev. Ref. Bonds, Ser. A, (FGIC), 5.00%,
         06/15/17                                                                     A3, NR          320,000        344,058
                                                                                                                ------------
                                                                                                                     344,058
                                                                                                                ------------
   PENNSYLVANIA -- 6.1%
      Cumberland Cnty., Municipal Auth. Ser. Q1- AI, 2.75%, 11/01/39++                 NR, A          400,000        400,932
      Lancaster Cnty., PA Solid Waste Management Auth. (Resource Recovery
         System), Ser. A, (AMBAC), 5.00%, 12/15/14(2)                                 A3, A+          500,000        503,515
      Pennsylvania State Economic Dev. Fin. Auth. Facs. Rev. (Exelon Generation),
         5.00%, 12/01/42++                                                            A3, BBB         600,000        633,852
      Pennsylvania State Higher Educ. Facs. Auth. Rev. Bonds (Philadelphia
         College of Osteopathic Medicine), 5.00%, 12/01/16                            NR, A+        1,560,000      1,626,940
      Pennsylvania State Higher Educ. Facs. Auth. Rev. Bonds, (Philadelphia
         College of Osteopathic Medicine), 5.00%, 12/01/17                            NR, A+          500,000        516,300
      Pennsylvania State Pub. School Bldg. Auth. Rev. Bonds, (FGIC), 5.25%,
         11/01/15                                                                     NR, AA          545,000        603,789
      Philadelphia, PA Airport Rev. Bonds Ser. A, (NATL-RE), 5.00%, 06/15/18(2)       A2, A+          600,000        606,768
      Philadelphia, PA Airport Rev. Bonds, (FGIC), Ser. B, 5.50%, 06/15/18(2)         A2, A+        1,350,000      1,389,339
      Philadelphia, PA Auth. For Indl. Dev. Rev. Bonds Ser. A, 4.90%, 05/01/17       NR, BBB-         285,000        256,001
      Philadelphia, PA G.O. Bonds, (CIFG), 5.00%, 08/01/23                           Baa1, BBB      1,000,000      1,023,720
      Philadelphia, PA Redev. Auth. For Neighborhood Transformation. Rev. Bonds
         Ser. A, 5.50%, 04/15/20                                                      Baa1, A         925,000        933,658
      Philadelphia, PA School District Ref. Bonds, Ser. A, (AMBAC), 5.00%,
         08/01/17                                                                     Aa3, A+         600,000        640,164
      Pittsburgh, PA Stadium Auth. Lease Rev. Bonds, 6.50%, 04/01/11                 Aaa, AAA          55,000         56,358
                                                                                                                ------------
                                                                                                                   9,191,336
                                                                                                                ------------
   PUERTO RICO -- 0.4%
      Puerto Rico Pub. Impt. Ser. A, 5.50%, 07/01/21                                Baa3, BBB-        250,000        267,403

WILMINGTON FUNDS -- FIXED INCOME FUNDS
MUNICIPAL BOND FUND
INVESTMENTS / SEPTEMBER 30, 2009 (UNAUDITED) - CONTINUED

                                                                                    MOODY'S/S&P    PRINCIPAL
                                                                                     RATINGS(+)      AMOUNT         VALUE
                                                                                    -----------   -----------   ------------
      The Childrens' Trust Fund, Puerto Rico, Tobacco Settlement Rev. Bonds,
         5.75%, 07/01/14                                                              NR, AAA     $   250,000   $    259,665
                                                                                                                ------------
                                                                                                                     527,068
                                                                                                                ------------
   SOUTH CAROLINA -- 1.1%
      South Carolina State Pub. Servicing Auth. Rev. Bonds, Ser. D, (FSA),
         5.00%, 01/01/20                                                             Aa2, AAA       1,500,000      1,613,490
                                                                                                                ------------
                                                                                                                   1,613,490
                                                                                                                ------------
   SOUTH DAKOTA -- 0.7%
      South Dakota Health & Educational Facilities Auth., 5.00%, 11/01/12             A1, AA-       1,000,000      1,071,630
                                                                                                                ------------
                                                                                                                   1,071,630
                                                                                                                ------------
   TENNESSEE -- 0.2%
      Memphis, TN Sewer Sys. Ref. Rev. Bonds, 5.25%, 10/01/13                         A2, AA          250,000        279,473
                                                                                                                ------------
                                                                                                                     279,473
                                                                                                                ------------
   TEXAS -- 9.8%
      Cedar Park, TX Utility Sys. Rev. Bonds, (NATL-RE), 5.00%, 08/15/18              A2, AA          400,000        431,040
      Corpus Christi, TX Utility Sys. Rev. Bonds, Ser. A, (AMBAC), 5.00%,
         07/15/18                                                                     A2, A+          500,000        534,850
      Dallas-Fort Worth International Airport Fac. Improv. Corp Jt Ser A,
         (FGIC), 6.00%, 11/01/28(2)                                                   A1, A+        5,000,000      5,003,750
      Georgetown, TX Indpt. School Dist. G.O. Ref. Bonds, (PSF-GTD), 5.00%,
         02/15/17                                                                    Aaa, AAA         500,000        553,510
      Howard Cnty., TX Jr. College District, (AMBAC), 5.00%, 02/15/26                  NR, A        2,810,000      3,009,707
      Katy, TX Indpt. School Dist. G.O. Bonds, (PSF-GTD), 5.50%, 02/15/15            Aaa, AAA         175,000        184,198
      North Texas Tollway Auth. First Tier Ser. L-2, 6.00%, 01/01/38++                A2, A-        1,900,000      2,044,134
      Port Arthur, TX Independent School District G.O Bonds, (AMBAC), 5.00%,
         02/15/22                                                                      A3, A          170,000        182,218
      Tarrant Cnty., TX Cultural Educ. Fac. Finance Corp. Ser. A, 5.00%, 02/15/20    Aa3, AA-         100,000        105,339
      Tarrant Cnty., TX Cultural Educ. Fac. Finance Corp. Ser. A, 5.00%, 02/15/22    Aa3, AA-         345,000        360,746
      Tarrant Cnty., TX Health Fac. Corp. Hosp. Rev. Ref. (Cook Childrens'
         Medical Center) Ser. B, (FSA), 5.00%, 12/01/21                              Aa3, AAA       2,000,000      2,133,600
      Univ. of Texas Ref. Rev. Bonds, Ser. A, 6.25%, 07/01/13                        Aaa, AAA          60,000         65,810
      Univ. of Texas Ref. Rev. Bonds, Ser. A, 6.25%, 07/01/13                        Aaa, AAA          85,000         98,535
                                                                                                                ------------
                                                                                                                  14,707,437
                                                                                                                ------------
   UTAH -- 0.4%
      Salt Lake Cnty., UT Sales Tax Rev. Bonds, 5.00%, 08/01/17                       NR, AAA         500,000        568,480
                                                                                                                ------------
                                                                                                                     568,480
                                                                                                                ------------
   WASHINGTON -- 6.4%
      Klickitat Cnty., WA Public Utility District No. 1 Ser. B, (FGIC), 5.25%,
         12/01/22                                                                     A3, NR        2,000,000      2,089,540
      Seattle, WA Muni. Light & Power Ref. Rev. Bonds, (FSA), 5.00%, 07/01/10        Aa2, AAA         350,000        350,770
      Washington Health Care Fac. Auth. Group Health Coop., (RADIAN), 5.00%,
         12/01/25                                                                    NR, BBB+       1,000,000        976,120

WILMINGTON FUNDS -- FIXED INCOME FUNDS
MUNICIPAL BOND FUND
INVESTMENTS / SEPTEMBER 30, 2009 (UNAUDITED) - CONTINUED

                                                                                    MOODY'S/S&P    PRINCIPAL
                                                                                     RATINGS(+)      AMOUNT         VALUE
                                                                                    -----------   -----------   ------------
      Washington Health Care Fac. Auth., (RADIAN), 5.00%, 12/01/23                   NR, BBB+     $ 1,570,000   $  1,557,330
      Washington State Econ. Dev. Fin. Auth. Biomedical Resh Properties II,
         (NATL-RE), 5.25%, 06/01/21                                                  Aaa, AA+       1,000,000      1,097,850
      Washington State Econ. Dev. Fin. Auth. Lease Rev. Washington Biomedical
         RESH PPTYS II, (NATL-RE), 5.00%, 06/01/23                                   Aa2, AA+       3,240,000      3,508,175
                                                                                                                ------------
                                                                                                                   9,579,785
                                                                                                                ------------
   WEST VIRGINIA -- 0.2%
      West Virginia State Bldg. Ref. Rev. Bonds, Ser. A, (AMBAC), 5.38%, 07/01/18     NR, NR          250,000        275,320
                                                                                                                ------------
                                                                                                                     275,320
                                                                                                                ------------
   WISCONSIN -- 0.2%
      Sheboygan, WI Pollution Ctrl. Rev., (FGIC), 5.00%, 09/01/15                     A2, A-          200,000        221,952
      Wisconsin State Trans. Rev. Ref. Bonds, Ser.1, (AMBAC), 5.75%, 07/01/14        Aa3, AA+         105,000        116,271
                                                                                                                ------------
                                                                                                                     338,223
                                                                                                                ------------
   TOTAL MUNICIPAL BONDS (COST $136,865,960)                                                                     140,383,585
                                                                                                                ------------


                                                                                                     SHARES
                                                                                                  -----------
SHORT-TERM INVESTMENTS -- 5.7%
      BlackRock Liquidity Funds MuniCash Portfolio - Institutional Series                           4,277,797      4,277,797
      BlackRock Liquidity Funds MuniFund Portfolio - Institutional Series                           4,277,797      4,277,797
                                                                                                                ------------
   TOTAL SHORT-TERM INVESTMENTS (COST $8,555,594)                                                                  8,555,594
                                                                                                                ------------
TOTAL INVESTMENTS -- 99.5% (Cost $145,421,554)(1)                                                               $148,939,179
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.5%                                                                        698,160
                                                                                                                ------------
NET ASSETS -- 100.0%                                                                                            $149,637,339
                                                                                                                ============

+ Although certain securities are not rated (NR) by either Moody's or S&P, they have been determined to be of comparable quality to investment grade securities by the investment adviser. The ratings shown are unaudited.

++ Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of September 30, 2009.

(1) The cost for federal income tax purposes is $145,421,554. At September 30, 2009 net unrealized appreciation was $3,517,625. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $5,205,028 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $1,687,403.

(2)  Security is subject to the Alternative Minimum Tax.

AMBAC   - Credit rating enhanced by guaranty or insurance from AMBAC Indemnity
          Corp.

CIFG    - Credit rating enhanced by guaranty or insurance from CIFG.

FGIC    - Credit rating enhanced by guaranty or insurance from Financial
          Guaranty Insurance Corp.

FSA     - Credit rating enhanced by guaranty or insurance from Financial
          Security Assurance.

LOC     - Letter of Credit

NATL-RE - Credit rating enhanced by guaranty or insurance from National Public
          Finance Guarantee Corp.

PSF-GTD - Public School Fund Guarantee

RADIAN  - Credit rating enhanced by guaranty or insurance from Radian Asset
          Assurance, Inc.

VRDB    - Variable Rate Demand Bonds

XLCA    - Credit rating enhanced by guaranty or insurance from XL Capital
          Assurance.

The following table provides a summary of inputs used to value the Funds' net assets as of September 30, 2009:

                                                                 LEVEL 2        LEVEL 3
                             TOTAL VALUE AT                    SIGNIFICANT   SIGNIFICANT
                              SEPTEMBER 30,      LEVEL 1       OBSERVABLE    UNOBSERVABLE
                                  2009        QUOTED PRICES      INPUTS         INPUTS
                             --------------   -------------   ------------   ------------
INVESTMENTS IN SECURITIES:
   Municipal Bonds            $140,383,585      $       --    $140,383,585        $--
   Short-Term Investments        8,555,594       8,555,594              --         --
                              ------------      ----------    ------------        ---
Total                         $148,939,179      $8,555,594    $140,383,585        $--
                              ------------      ----------    ------------        ---

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER LARGE-CAP FUND
INVESTMENTS / SEPTEMBER 30, 2009 (UNAUDITED)
(Showing Percentage of Net Assets)

                                                                         SHARES        VALUE
                                                                       ---------   ------------
COMMON STOCK -- 95.8%
   CONSUMER DISCRETIONARY -- 9.0%
      AUTO COMPONENTS -- 0.1%
      Autoliv, Inc.                                                          370   $     12,432
      BorgWarner, Inc.                                                       340         10,288
      Gentex Corp.                                                           640          9,056
      Johnson Controls, Inc.                                               3,230         82,559
      The Goodyear Tire & Rubber Co.*                                        610         10,388
      TRW Automotive Holdings Corp.*                                         620         10,385
      WABCO Holdings, Inc.                                                   200          4,200
                                                                                   ------------
                                                                                        139,308
                                                                                   ------------
      AUTOMOBILES -- 0.1%
      Ford Motor Co.*                                                     20,940        150,977
      Harley-Davidson, Inc.                                                1,210         27,830
      Thor Industries, Inc.                                                  280          8,666
                                                                                   ------------
                                                                                        187,473
                                                                                   ------------
      DISTRIBUTORS -- 0.1%
      Genuine Parts Co.                                                    4,510        171,650
      LKQ Corp.*                                                             340          6,304
                                                                                   ------------
                                                                                        177,954
                                                                                   ------------
      DIVERSIFIED CONSUMER SERVICES -- 0.3%
      Apollo Group, Inc. - Class A*                                        2,067        152,276
      Brink's Home Security Holdings, Inc.*                                  120          3,695
      Career Education Corp.*                                                445         10,849
      DeVry, Inc.                                                            150          8,298
      H&R Block, Inc.                                                      7,710        141,710
      Hillenbrand, Inc.                                                      200          4,074
      ITT Educational Services, Inc.*                                        120         13,249
      Service Corp. International                                          1,670         11,707
      Strayer Education, Inc.                                                 30          6,530
      Weight Watchers International, Inc.                                    360          9,878
                                                                                   ------------
                                                                                        362,266
                                                                                   ------------
      HOTELS, RESTAURANTS & LEISURE -- 1.9%
      Boyd Gaming Corp.*                                                     280          3,060
      Brinker International, Inc.                                            620          9,753
      Burger King Holdings, Inc.                                             520          9,147
      Carnival Corp.                                                       2,140         71,219
      Chipotle Mexican Grill, Inc. - Class A*                                100          9,705
      Choice Hotels International, Inc.                                       60          1,864
      Darden Restaurants, Inc.                                               720         24,574
      International Game Technology                                        1,440         30,931
      International Speedway Corp. - Class A                                  70          1,930
      Las Vegas Sands Corp.*                                                 970         16,335
      Marriott International, Inc. - Class A                               1,858         51,262
      McDonald's Corp.                                                    31,459      1,795,365
      MGM MIRAGE*                                                          1,620         19,505
      Panera Bread Co. - Class A*                                             45          2,475
      Penn National Gaming, Inc.*                                            280          7,745
      Royal Caribbean Cruises, Ltd.*                                         790         19,023
      Scientific Games Corp. - Class A*                                      200          3,166
      Starbucks Corp.*                                                     3,020         62,363
      Starwood Hotels & Resorts Worldwide, Inc.                            1,150         37,984
      Tim Hortons, Inc.                                                       40          1,132
      Wendy's/Arby's Group, Inc. - Class A                                 1,200          5,676

                                                                         SHARES        VALUE
                                                                       ---------   ------------
      WMS Industries, Inc.*                                                   70   $      3,119
      Wyndham Worldwide Corp.                                             27,180        443,578
      Wynn Resorts, Ltd.*                                                    270         19,140
      Yum! Brands, Inc.                                                    2,130         71,909
                                                                                   ------------
                                                                                      2,721,960
                                                                                   ------------
      HOUSEHOLD DURABLES -- 0.4%
      Black & Decker Corp.                                                   590         27,311
      D.R. Horton, Inc.                                                    1,770         20,196
      Fortune Brands, Inc.                                                   900         38,682
      Garmin, Ltd.                                                         5,200        196,248
      Harman International Industries, Inc.                                  290          9,825
      Jarden Corp.                                                           460         12,912
      KB Home                                                                810         13,454
      Leggett & Platt, Inc.                                                1,020         19,788
      Lennar Corp. - Class A                                               1,870         26,648
      M.D.C. Holdings, Inc.                                                  230          7,990
      Mohawk Industries, Inc.*                                               380         18,122
      Newell Rubbermaid, Inc.                                              1,560         24,476
      NVR, Inc.*                                                              30         19,121
      Pulte Homes, Inc.                                                    1,710         18,793
      Snap-On, Inc.                                                          330         11,471
      The Stanley Works                                                      500         21,345
      Toll Brothers, Inc.*                                                   750         14,655
      Whirlpool Corp.                                                        430         30,083
                                                                                   ------------
                                                                                        531,120
                                                                                   ------------
      INTERNET & CATALOG RETAIL -- 0.2%
      Amazon.com, Inc.*                                                    1,150        107,364
      Expedia, Inc.*                                                         940         22,513
      Liberty Media Corp.- Interactive - Class A*                         14,280        156,651
      Netflix, Inc.*                                                          80          3,694
      Priceline.com, Inc.*                                                   130         21,557
                                                                                   ------------
                                                                                        311,779
                                                                                   ------------
      LEISURE EQUIPMENT & PRODUCTS -- 0.0%
      Eastman Kodak Co.                                                      370          1,769
      Hasbro, Inc.                                                           740         20,535
      Mattel, Inc.                                                         2,070         38,212
                                                                                   ------------
                                                                                         60,516
                                                                                   ------------
      MEDIA -- 2.5%
      Ascent Media Corp. - Class A*                                            2             51
      Cablevision Systems New York Group - Class A                         5,240        124,450
      CBS Corp. - Class B                                                  5,610         67,601
      Central European Media Enterprises, Ltd. - Class A*                    160          5,480
      Clear Channel Outdoor Holdings, Inc. - Class A*                        500          3,500
      Comcast Corp. - Class A                                             34,660        585,408
      Comcast Corp. - Special Class A                                     28,900        464,712
      CTC Media, Inc.*                                                        20            314
      Discovery Communications, Inc. - Class A*                               25            722
      Discovery Communications, Inc. - Class C*                              875         22,776
      DISH Network Corp.*                                                 10,240        197,222
      DreamWorks Animation SKG, Inc. - Class A*                              190          6,758
      E.W. Scripps Co. - Class A*                                          1,894         14,205
      Gannett Co., Inc.                                                    4,040         50,540
      John Wiley & Sons, Inc. - Class A                                      200          6,956

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER LARGE-CAP FUND
INVESTMENTS / SEPTEMBER 30, 2009 (UNAUDITED) -- CONTINUED

                                                                         SHARES        VALUE
                                                                       ---------   ------------
      Lamar Advertising Co. - Class A*                                       300   $      8,232
      Liberty Global, Inc. - Class A*                                      5,480        123,684
      Liberty Media Corp. - Capital Class A*                                 770         16,108
      Liberty Media Corp. - Entertainment Class A*                         1,760         54,754
      Marvel Entertainment, Inc.*                                             90          4,466
      Meredith Corp.                                                         360         10,778
      Morningstar, Inc.*                                                     100          4,856
      News Corp. - Class A                                                12,480        149,635
      Omnicom Group, Inc.                                                  1,640         60,582
      Regal Entertainment Group - Class A                                    770          9,486
      Scripps Networks Interactive, Inc. - Class A                           280         10,346
      The DIRECTV Group, Inc.*                                             1,710         47,162
      The Interpublic Group of Cos., Inc.*                                 1,180          8,874
      The McGraw-Hill Cos., Inc.                                           1,880         47,263
      The New York Times Co. - Class A                                       120            974
      The Walt Disney Co.                                                 34,980        960,551
      The Washington Post Co. - Class B                                       40         18,723
      Time Warner Cable, Inc.                                              1,094         47,141
      Time Warner, Inc.                                                   11,856        341,216
      Viacom, Inc. - Class B*                                              1,840         51,594
      Virgin Media, Inc.                                                   1,540         21,437
      Warner Music Group Corp.*                                              480          2,654
                                                                                   ------------
                                                                                      3,551,211
                                                                                   ------------
      MULTILINE RETAIL -- 0.5%
      Big Lots, Inc.*                                                        224          5,605
      Dollar Tree, Inc.*                                                     271         13,192
      Family Dollar Stores, Inc.                                             496         13,094
      J.C. Penney Co., Inc.                                                1,090         36,788
      Kohl's Corp.*                                                        1,160         66,178
      Macy's, Inc.                                                         1,480         27,069
      Nordstrom, Inc.                                                      1,080         32,983
      Sears Holdings Corp.*                                                1,860        121,477
      Target Corp.                                                         7,750        361,770
                                                                                   ------------
                                                                                        678,156
                                                                                   ------------
      SPECIALTY RETAIL -- 2.2%
      Aaron`s, Inc.                                                          200          5,280
      Abercrombie & Fitch Co. - Class A                                      570         18,742
      Advance Auto Parts, Inc.                                             4,150        163,012
      Aeropostale, Inc.*                                                     160          6,955
      American Eagle Outfitters, Inc.                                        900         15,174
      AutoNation, Inc.*                                                      580         10,486
      AutoZone, Inc.*                                                        130         19,009
      Barnes & Noble, Inc.                                                   150          3,333
      Bed Bath & Beyond, Inc.*                                               940         35,288
      Best Buy Co., Inc.                                                   2,190         82,169
      Carmax, Inc.*                                                          600         12,540
      Chico's FAS, Inc.*                                                     290          3,770
      Dick's Sporting Goods, Inc.*                                           300          6,720
      Foot Locker, Inc.                                                      830          9,918
      GameStop Corp. - Class A*                                              620         16,411
      Guess?, Inc.                                                           370         13,705
      Limited Brands, Inc.                                                 1,590         27,014
      Lowe's Cos., Inc.                                                   33,730        706,306
      O'Reilly Automotive, Inc.*                                             350         12,649
      Office Depot, Inc.*                                                  1,880         12,446
      OfficeMax, Inc.*                                                       180          2,264

                                                                         SHARES        VALUE
                                                                       ---------   ------------
      PetSmart, Inc.                                                         310   $      6,743
      RadioShack Corp.                                                       610         10,108
      Ross Stores, Inc.                                                      400         19,108
      Signet Jewelers, Ltd.*                                                 460         12,112
      Staples, Inc.                                                        3,360         78,019
      The Gap, Inc.                                                       14,970        320,358
      The Home Depot, Inc.                                                17,080        455,011
      The Sherwin-Williams Co.                                               438         26,350
      The TJX Cos., Inc.                                                  25,430        944,724
      Tiffany & Co.                                                          440         16,953
      Urban Outfitters, Inc.*                                                310          9,353
      Williams-Sonoma, Inc.                                                  620         12,543
                                                                                   ------------
                                                                                      3,094,573
                                                                                   ------------
      TEXTILES, APPAREL & LUXURY GOODS -- 0.7%
      Coach, Inc.                                                          1,330         43,784
      Hanesbrands, Inc.*                                                     160          3,424
      Jones Apparel Group, Inc.                                              230          4,124
      Nike, Inc. - Class B                                                14,480        936,856
      Phillips-Van Heusen Corp.                                              180          7,702
      Polo Ralph Lauren Corp.                                                300         22,986
      V.F. Corp.                                                             550         39,836
                                                                                   ------------
                                                                                      1,058,712
                                                                                   ------------
   TOTAL CONSUMER DISCRETIONARY                                                      12,875,028
                                                                                   ------------
   CONSUMER STAPLES -- 12.6%
      BEVERAGES -- 3.1%
      Brown-Forman Corp. - Class B                                           498         24,013
      Central European Distribution Corp.*                                   180          5,897
      Coca-Cola Enterprises, Inc.                                          1,670         35,755
      Constellation Brands, Inc. Class A*                                  1,030         15,604
      Dr Pepper Snapple Group, Inc.*                                         630         18,112
      Hansen Natural Corp.*                                                  284         10,434
      Molson Coors Brewing Co. - Class B                                     560         27,261
      Pepsi Bottling Group, Inc.                                             920         33,525
      PepsiAmericas, Inc.                                                    100          2,856
      PepsiCo, Inc.                                                       30,444      1,785,845
      The Coca-Cola Co.                                                   47,661      2,559,396
                                                                                   ------------
                                                                                      4,518,698
                                                                                   ------------
      FOOD & STAPLES RETAILING -- 4.0%
      BJ's Wholesale Club, Inc.*                                             280         10,142
      Costco Wholesale Corp.                                              21,450      1,211,067
      CVS Caremark Corp.                                                  41,140      1,470,343
      Safeway, Inc.                                                        2,460         48,511
      SUPERVALU, Inc.                                                      1,710         25,753
      SYSCO Corp.                                                          3,530         87,720
      The Kroger Co.                                                      12,806        264,316
      Wal-Mart Stores, Inc.                                               49,363      2,423,230
      Walgreen Co.                                                         3,920        146,882
      Whole Foods Market, Inc.*                                              420         12,806
                                                                                   ------------
                                                                                      5,700,770
                                                                                   ------------
      FOOD PRODUCTS -- 1.5%
      Archer-Daniels-Midland Co.                                           2,790         81,524
      Bunge, Ltd.                                                            520         32,557
      Campbell Soup Co.                                                    6,806        222,012
      ConAgra Foods, Inc.                                                  2,080         45,094
      Corn Products International, Inc.                                      270          7,700
      Dean Foods Co.*                                                        910         16,189
      Del Monte Foods Co.                                                 11,280        130,622
      Flowers Foods, Inc.                                                    200          5,258

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER LARGE-CAP FUND
INVESTMENTS / SEPTEMBER 30, 2009 (UNAUDITED) -- CONTINUED

                                                                         SHARES        VALUE
                                                                       ---------   ------------
      General Mills, Inc.                                                  2,802   $    180,393
      Green Mountain Coffee Roasters, Inc.*                                   80          5,907
      H.J. Heinz Co.                                                       1,770         70,357
      Hormel Foods Corp.                                                     230          8,170
      Kellogg Co.                                                          1,520         74,830
      Kraft Foods, Inc. - Class A                                         30,477        800,631
      McCormick & Co., Inc.                                                  530         17,988
      Ralcorp Holdings, Inc.*                                                150          8,771
      Sara Lee Corp.                                                      26,100        290,754
      Smithfield Foods, Inc.*                                                900         12,420
      The Hershey Co.                                                        880         34,197
      The J.M. Smucker Co.                                                   449         23,801
      Tyson Foods, Inc. - Class A                                          1,390         17,556
                                                                                   ------------
                                                                                      2,086,731
                                                                                   ------------
      HOUSEHOLD PRODUCTS -- 2.9%
      Church & Dwight Co., Inc.                                            3,366        190,987
      Colgate-Palmolive Co.                                               17,998      1,372,887
      Energizer Holdings, Inc.*                                              340         22,556
      Kimberly-Clark Corp.                                                 4,010        236,510
      Procter & Gamble Co.                                                38,706      2,241,851
      The Clorox Co.                                                         508         29,881
                                                                                   ------------
                                                                                      4,094,672
                                                                                   ------------
      PERSONAL PRODUCTS -- 0.1%
      Alberto-Culver Co.                                                     200          5,536
      Avon Products, Inc.                                                  2,400         81,504
      Estee Lauder Cos., Inc. - Class A                                      600         22,248
      Herbalife, Ltd.                                                        280          9,167
      Mead Johnson Nutrition Co.                                             120          5,413
      NBTY, Inc.*                                                            180          7,125
                                                                                   ------------
                                                                                        130,993
                                                                                   ------------
      TOBACCO -- 1.0%
      Altria Group, Inc.                                                  19,460        346,583
      Lorillard, Inc.                                                        940         69,842
      Philip Morris International, Inc.                                   16,440        801,285
      Reynolds American, Inc.                                              5,430        241,744
                                                                                   ------------
                                                                                      1,459,454
                                                                                   ------------
   TOTAL CONSUMER STAPLES                                                            17,991,318
                                                                                   ------------
   ENERGY -- 10.8%
      ENERGY EQUIPMENT & SERVICES -- 3.1%
      Atwood Oceanics, Inc.*                                                 200          7,054
      Baker Hughes, Inc.                                                   1,270         54,178
      BJ Services Co.                                                        620         12,047
      Cameron International Corp.*                                        28,830      1,090,350
      Diamond Offshore Drilling, Inc.                                        840         80,237
      Dresser-Rand Group, Inc.*                                              200          6,214
      ENSCO International, Inc.                                              630         26,800
      Exterran Holdings, Inc.*                                               400          9,496
      FMC Technologies, Inc.*                                                430         22,463
      Global Industries, Ltd.*                                                10             95
      Halliburton Co.                                                      4,630        125,566
      Helix Energy Solutions Group, Inc.*                                  8,730        130,775
      Helmerich & Payne, Inc.                                                680         26,880
      Nabors Industries, Ltd.*                                             1,030         21,527
      National Oilwell Varco, Inc.*                                        6,520        281,207
      Oceaneering International, Inc.*                                       140          7,945
      Oil States International, Inc.*                                        260          9,134
      Patterson-UTI Energy, Inc.                                             730         11,023
      Pride International, Inc.*                                           5,340        162,550

                                                                         SHARES        VALUE
                                                                       ---------   ------------
      Rowan Cos., Inc.                                                       340   $      7,844
      Schlumberger, Ltd.                                                  34,934      2,082,066
      SEACOR Holdings, Inc.*                                                  60          4,898
      Seahawk Drilling, Inc.*                                                 30            933
      Smith International, Inc.                                              990         28,413
      Superior Energy Services, Inc.*                                        240          5,405
      Tidewater, Inc.                                                        130          6,122
      Transocean Ltd.*                                                     3,600        307,908
      Unit Corp.*                                                            220          9,075
      Weatherford International, Ltd.*                                        30            622
                                                                                   ------------
                                                                                      4,538,827
                                                                                   ------------
      OIL, GAS & CONSUMABLE FUELS -- 7.7%
      Alpha Natural Resources, Inc.*                                         496         17,410
      Anadarko Petroleum Corp.                                             6,910        433,464
      Apache Corp.                                                         1,100        101,013
      Arch Coal, Inc.                                                        880         19,474
      Cabot Oil & Gas Corp.                                                  340         12,155
      Chesapeake Energy Corp.                                              2,500         71,000
      Chevron Corp.                                                       27,790      1,957,250
      Cimarex Energy Co.                                                     260         11,263
      CNX Gas Corp.*                                                          20            614
      Comstock Resources, Inc.*                                              130          5,210
      Concho Resources, Inc.*                                                180          6,538
      ConocoPhillips                                                      23,000      1,038,680
      Consol Energy, Inc.                                                    600         27,066
      Continental Resources, Inc.*                                           160          6,267
      Denbury Resources, Inc.*                                               630          9,532
      Devon Energy Corp.                                                   8,370        563,552
      El Paso Corp.                                                       43,450        448,404
      Encore Acquisition Co.*                                                150          5,610
      EOG Resources, Inc.                                                    940         78,500
      EXCO Resources, Inc.*                                                  720         13,457
      Exxon Mobil Corp.                                                   45,700      3,135,477
      Forest Oil Corp.*                                                      300          5,871
      Frontier Oil Corp.                                                     530          7,378
      Frontline, Ltd.                                                        610         14,268
      Hess Corp.                                                           1,360         72,706
      Holly Corp.                                                            310          7,942
      Marathon Oil Corp.                                                   9,740        310,706
      Mariner Energy, Inc.*                                                  200          2,836
      Massey Energy Co.                                                      520         14,503
      Murphy Oil Corp.                                                       780         44,905
      Newfield Exploration Co.*                                              340         14,470
      Noble Energy, Inc.                                                     690         45,512
      Occidental Petroleum Corp.                                          20,690      1,622,096
      Overseas Shipholding Group, Inc.                                       330         12,332
      Patriot Coal Corp.*                                                     36            423
      Peabody Energy Corp.                                                   990         36,848
      Petrohawk Energy Corp.*                                                750         18,158
      Pioneer Natural Resources Co.                                          460         16,693
      Plains Exploration & Production Co.*                                   391         10,815
      Quicksilver Resources, Inc.*                                           290          4,115
      Range Resources Corp.                                                  450         22,212
      SandRidge Energy, Inc.*                                                430          5,573
      Southern Union Co.                                                     510         10,603
      Southwestern Energy Co.*                                             1,128         48,143
      Spectra Energy Corp.                                                 4,060         76,896
      St. Mary Land & Exploration Co.                                        350         11,361
      Sunoco, Inc.                                                         1,070         30,442
      Teekay Corp.                                                           520         11,372
      Tesoro Corp.                                                         1,450         21,721

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER LARGE-CAP FUND
INVESTMENTS / SEPTEMBER 30, 2009 (UNAUDITED) -- CONTINUED

                                                                         SHARES        VALUE
                                                                       ---------   ------------
      Valero Energy Corp.                                                 11,480   $    222,597
      W&T Offshore, Inc.                                                     210          2,459
      Whiting Petroleum Corp.*                                               130          7,485
      Williams Cos., Inc.                                                  2,720         48,606
      XTO Energy, Inc.                                                     6,230        257,424
                                                                                   ------------
                                                                                     11,001,407
                                                                                   ------------
   TOTAL ENERGY                                                                      15,540,234
                                                                                   ------------
   FINANCIALS -- 13.4%
      CAPITAL MARKETS -- 3.2%
      Affiliated Managers Group, Inc.*                                       220         14,302
      Ameriprise Financial, Inc.                                           1,260         45,776
      BlackRock, Inc.                                                        860        186,465
      Eaton Vance Corp.                                                      570         15,954
      Federated Investors, Inc.                                              520         13,712
      Franklin Resources, Inc.                                             3,000        301,800
      GLG Partners, Inc.                                                     370          1,491
      Goldman Sachs Group, Inc.                                            3,870        713,435
      Greenhill & Co., Inc.                                                   40          3,583
      Invesco, Ltd.                                                        1,870         42,561
      Investment Technology Group, Inc.*                                     230          6,422
      Janus Capital Group, Inc.                                              900         12,762
      Jefferies Group, Inc.*                                                 860         23,418
      Lazard, Ltd. - Class A                                                 450         18,590
      Legg Mason, Inc.                                                       810         25,134
      Morgan Stanley                                                      10,660        329,181
      Northern Trust Corp.                                                 5,170        300,687
      Raymond James Financial, Inc.                                          770         17,926
      SEI Investments Co.                                                    640         12,595
      State Street Corp.                                                   1,590         83,634
      T.Rowe Price Group, Inc.                                             1,170         53,469
      TD Ameritrade Holding Corp.*                                         8,870        174,029
      The Bank of New York Mellon Corp.                                   18,910        548,201
      The Charles Schwab Corp.                                            84,960      1,626,984
      Waddell & Reed Financial, Inc. - Class A                               440         12,518
                                                                                   ------------
                                                                                      4,584,629
                                                                                   ------------
      COMMERCIAL BANKS -- 1.5%
      Associated Banc-Corp.                                                  885         10,107
      Bancorpsouth, Inc.                                                     310          7,567
      Bank of Hawaii Corp.                                                 2,930        121,712
      BB&T Corp.                                                           5,230        142,465
      BOK Financial Corp.                                                    170          7,874
      CapitalSource, Inc.                                                  2,340         10,156
      City National Corp.                                                    190          7,397
      Comerica, Inc.                                                         740         21,956
      Commerce Bancshares, Inc.                                              283         10,539
      Cullen/Frost Bankers, Inc.                                             240         12,394
      Fifth Third Bancorp                                                  2,880         29,174
      First Horizon National Corp.*                                          699          9,250
      Fulton Financial Corp.                                                 990          7,286
      Huntington Bancshares, Inc.                                          2,181         10,273
      KeyCorp.                                                             3,380         21,970
      M&T Bank Corp.                                                         630         39,262
      Marshall & Ilsley Corp.                                              1,790         14,445
      PNC Financial Services Group, Inc.                                   2,010         97,666
      Popular, Inc.                                                          890          2,519
      Regions Financial Corp.                                              3,596         22,331
      SunTrust Banks, Inc.                                                 2,390         53,894
      Synovus Financial Corp.                                              1,590          5,963

                                                                         SHARES        VALUE
                                                                       ---------   ------------
      TCF Financial Corp.                                                    710   $      9,258
      U.S. Bancorp                                                         7,770        169,852
      Valley National Bancorp                                              1,144         14,060
      Webster Financial Corp.                                                110          1,372
      Wells Fargo & Co.                                                   42,395      1,194,691
      Whitney Holdings Corp.                                                 730          6,964
      Zions Bancorp                                                          590         10,602
                                                                                   ------------
                                                                                      2,072,999
                                                                                   ------------
      CONSUMER FINANCE -- 0.7%
      American Express Co.                                                11,360        385,104
      AmeriCredit Corp.*                                                   1,300         20,527
      Capital One Financial Corp.                                          5,470        195,443
      Discover Financial Services                                         18,500        300,255
      SLM Corp.*                                                           1,660         14,475
      The Student Loan Corp.                                                 120          5,568
                                                                                   ------------
                                                                                        921,372
                                                                                   ------------
      DIVERSIFIED FINANCIAL SERVICES -- 3.3%
      Bank of America Corp.                                               77,910      1,318,237
      CIT Group, Inc.                                                      4,330          5,239
      Citigroup, Inc.                                                     42,710        206,716
      CME Group, Inc.                                                        260         80,129
      IntercontinentalExchange, Inc.*                                        200         19,438
      JPMorgan Chase & Co.                                                69,090      3,027,524
      Leucadia National Corp.*                                               520         12,854
      Moody's Corp.                                                        1,260         25,780
      MSCI, Inc.*                                                            240          7,109
      NYSE Euronext, Inc.                                                  1,240         35,824
      The NASDAQ OMX Group, Inc.*                                            830         17,472
                                                                                   ------------
                                                                                      4,756,322
                                                                                   ------------
      INSURANCE -- 3.4%
      ACE, Ltd.*                                                           7,180        383,843
      AFLAC, Inc.                                                         11,070        473,132
      Alleghany Corp.*                                                        30          7,772
      Allied World Assurance Holdings, Ltd.                                  330         15,817
      American Financial Group, Inc.                                       1,040         26,520
      American International Group, Inc.*                                    200          8,822
      American National Insurance Co.                                        160         13,632
      AON Corp.                                                            4,900        199,381
      Arch Capital Group, Ltd.*                                              580         39,173
      Arthur J. Gallagher & Co.                                              630         15,353
      Aspen Insurance Holdings, Ltd.                                         450         11,912
      Assurant, Inc.                                                       1,200         38,472
      AXIS Capital Holdings, Ltd.                                          1,450         43,761
      Brown & Brown, Inc.                                                    470          9,005
      Chubb Corp.                                                          7,650        385,636
      Cincinnati Financial Corp.                                           1,316         34,203
      CNA Financial Corp.*                                                 1,770         42,728
      Conseco, Inc.*                                                       5,950         31,297
      Endurance Specialty Holdings, Ltd.                                     600         21,882
      Erie Indemnity Co. - Class A                                           270         10,114
      Everest Re Group, Ltd.                                                 420         36,834
      Fidelity National Financial, Inc. - Class A                          1,120         16,890
      First American Corp.                                                   630         20,393
      Genworth Financial, Inc. - Class A                                  10,780        128,821
      Hartford Financial Services Group, Inc.                              6,160        163,240
      HCC Insurance Holdings, Inc.                                           770         21,060
      Lincoln National Corp.                                               1,950         50,524

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER LARGE-CAP FUND
INVESTMENTS / SEPTEMBER 30, 2009 (UNAUDITED) -- CONTINUED

                                                                         SHARES        VALUE
                                                                       ---------   ------------
      Loews Corp.                                                          5,320   $    182,210
      Markel Corp.*                                                           50         16,491
      Marsh & McLennan Cos., Inc.                                          2,880         71,222
      MBIA, Inc.*                                                          2,410         18,702
      Mercury General Corp.                                                  340         12,301
      MetLife, Inc.                                                       18,441        702,049
      Odyssey Re Holdings Corp.                                               80          5,185
      Old Republic International Corp.                                     2,890         35,200
      OneBeacon Insurance Group, Ltd.                                        550          7,557
      PartnerRe, Ltd.                                                        460         35,392
      Protective Life Corp.                                                1,650         35,343
      Prudential Financial, Inc.                                           4,420        220,602
      Reinsurance Group of America, Inc.                                     670         29,882
      RenaissanceRe Holdings, Ltd.                                           370         20,261
      StanCorp Financial Group, Inc.                                         430         17,359
      The Allstate Corp.                                                   5,420        165,960
      The Hanover Insurance Group, Inc.                                      330         13,639
      The Principal Financial Group, Inc.                                  2,790         76,418
      The Progressive Corp.*                                               3,710         61,512
      The Travelers Cos., Inc.                                             8,030        395,317
      Torchmark Corp.                                                        630         27,361
      TransAtlantic Holdings, Inc.                                           560         28,095
      Unitrin, Inc.                                                          440          8,576
      Unum Group                                                          12,930        277,219
      Validus Holdings, Ltd.                                                 230          5,934
      W.R. Berkley Corp.                                                   1,480         37,414
      White Mountains Insurance Group, Ltd.                                   30          9,210
      XL Capital, Ltd. - Class A                                           3,960         69,142
                                                                                   ------------
                                                                                      4,835,770
                                                                                   ------------
      REAL ESTATE INVESTMENT TRUSTS -- 1.1%
      Alexandria Real Estate Equities, Inc.                                  250         13,588
      AMB Property Corp.                                                   1,090         25,016
      Annaly Mortgage Management, Inc.                                    16,830        305,296
      Apartment Investment & Management Co. - Class A                        980         14,455
      AvalonBay Communities, Inc.                                            502         36,511
      Boston Properties, Inc.                                                730         47,852
      Brandywine Realty Trust                                              1,130         12,475
      BRE Properties, Inc.                                                   470         14,711
      Camden Property Trust                                                  540         21,762
      CBL & Associates Properties, Inc.                                    1,308         12,688
      Chimera Investment Corp.                                             1,640          6,265
      Corporate Office Properties Trust                                      140          5,163
      Digital Realty Trust, Inc.                                             390         17,827
      Douglas Emmett, Inc.                                                 1,140         13,999
      Duke Realty Corp.                                                    1,800         21,618
      Equity Residential                                                   2,120         65,084
      Essex Property Trust, Inc.                                             210         16,712
      Federal Realty Investment Trust                                        370         22,707
      Health Care Property Investors, Inc.                                 2,150         61,791
      Health Care REIT, Inc.                                                 880         36,626
      Hospitality Properties Trust                                           550         11,204
      Host Hotels & Resorts, Inc.                                          2,310         27,189
      HRPT Properties Trust                                                2,970         22,334
      Kilroy Realty Corp.                                                    260          7,212
      Kimco Realty Corp.                                                   3,980         51,899
      Liberty Property Trust                                                 880         28,626

                                                                         SHARES        VALUE
                                                                       ---------   ------------
      Mack-Cali Realty Corp.                                                 700   $     22,631
      Nationwide Health Properties, Inc.                                     630         19,524
      Plum Creek Timber Co., Inc.                                          1,010         30,946
      ProLogis                                                             3,370         40,170
      Public Storage                                                       3,010        226,472
      Rayonier, Inc.                                                         410         16,773
      Realty Income Corp.                                                    240          6,156
      Regency Centers Corp.                                                  460         17,043
      Senior Housing Properties Trust                                        290          5,542
      Simon Property Group, Inc.                                           1,635        113,518
      SL Green Realty Corp.                                                  380         16,663
      Taubman Centers, Inc.                                                  490         17,679
      The Macerich Co.                                                       986         29,905
      UDR, Inc.                                                            1,300         20,462
      Ventas, Inc.                                                           930         35,805
      Vornado Realty Trust                                                 1,232         79,353
      Walter Investment Management Corp.                                      43            689
      Weingarten Realty, Inc.                                                760         15,139
                                                                                   ------------
                                                                                      1,635,080
                                                                                   ------------
      REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.0%
      CB Richard Ellis Group, Inc. - Class A*                              1,060         12,445
      Forest City Enterprises, Inc. - Class A                                400          5,348
      Jones Lang LaSalle, Inc.                                               180          8,527
      The St. Joe Co.*                                                       220          6,406
                                                                                   ------------
                                                                                         32,726
                                                                                   ------------
      THRIFTS & MORTGAGE FINANCE -- 0.2%
      Astoria Financial Corp.                                                720          7,949
      Capitol Federal Financial                                              304         10,008
      First Niagara Financial Group, Inc.                                    410          5,055
      Guaranty Financial Group, Inc.*                                          1             --
      Hudson City Bancorp, Inc.                                           16,182        212,793
      New York Community Bancorp, Inc.                                     3,070         35,059
      People's United Financial, Inc.                                      1,353         21,053
      TFS Financial Corp.                                                    250          2,975
      Tree.com, Inc.*                                                         50            378
      Washington Federal, Inc.                                               670         11,296
                                                                                   ------------
                                                                                        306,566
                                                                                   ------------
   TOTAL FINANCIALS                                                                  19,145,464
                                                                                   ------------
   HEALTH CARE -- 12.6%
      BIOTECHNOLOGY -- 1.8%
      Abraxis Bioscience, Inc.*                                               39          1,419
      Alexion Pharmaceuticals, Inc.*                                         220          9,799
      Amgen, Inc.*                                                        13,554        816,357
      Amylin Pharmaceuticals, Inc.*                                          220          3,012
      Biogen Idec, Inc.*                                                   1,000         50,520
      BioMarin Pharmaceutical, Inc.*                                         240          4,339
      Celgene Corp.*                                                       1,250         69,875
      Cephalon, Inc.*                                                        203         11,823
      Dendreon Corp.*                                                        310          8,677
      Genzyme Corp.*                                                         970         55,028
      Gilead Sciences, Inc.*                                              31,587      1,471,322
      Myriad Genetics, Inc.*                                                 200          5,480
      OSI Pharmaceuticals, Inc.*                                             200          7,060
      United Therapeutics Corp.*                                              90          4,409
      Vertex Pharmaceuticals, Inc.*                                          433         16,411
                                                                                   ------------
                                                                                      2,535,531
                                                                                   ------------

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER LARGE-CAP FUND
INVESTMENTS / SEPTEMBER 30, 2009 (UNAUDITED) -- CONTINUED

                                                                         SHARES        VALUE
                                                                       ---------   ------------
      HEALTH CARE EQUIPMENT & SUPPLIES -- 1.5%
      Baxter International, Inc.                                           3,150   $    179,581
      Beckman Coulter, Inc.                                                  240         16,546
      Becton, Dickinson & Co.                                              1,010         70,447
      Boston Scientific Corp.*                                             5,830         61,740
      C.R. Bard, Inc.                                                        280         22,011
      CareFusion Corp.*                                                    1,115         24,307
      Covidien PLC                                                        10,090        436,493
      DENTSPLY International, Inc.                                           520         17,961
      Edwards Lifesciences Corp.*                                            133          9,298
      Gen-Probe, Inc.*                                                       410         16,990
      Hill-Rom Holdings, Inc.                                                260          5,663
      Hologic, Inc.*                                                         840         13,726
      Hospira, Inc.*                                                       4,010        178,846
      Idexx Laboratories, Inc.*                                              190          9,500
      Intuitive Surgical, Inc.*                                              100         26,225
      Inverness Medical Innovations, Inc.*                                   200          7,746
      Kinetic Concepts, Inc.*                                              3,140        116,117
      Medtronic, Inc.                                                      5,400        198,720
      ResMed, Inc.*                                                          180          8,136
      St. Jude Medical, Inc.*                                              1,260         49,153
      Stryker Corp.                                                       13,900        631,477
      Teleflex, Inc.                                                         260         12,561
      The Cooper Cos., Inc.                                                  350         10,406
      Varian Medical Systems, Inc.*                                          480         20,222
      Zimmer Holdings, Inc.*                                                 930         49,708
                                                                                   ------------
                                                                                      2,193,580
                                                                                   ------------
      HEALTH CARE PROVIDERS & SERVICES -- 1.6%
      Aetna, Inc.                                                          2,690         74,863
      AmerisourceBergen Corp.                                              8,310        185,978
      Brookdale Senior Living, Inc.*                                         170          3,082
      Cardinal Health, Inc.                                                2,970         79,596
      CIGNA Corp.                                                          1,480         41,573
      Community Health Systems, Inc.*                                        520         16,604
      Coventry Health Care, Inc.*                                          1,280         25,549
      DaVita, Inc.*                                                        2,534        143,526
      Express Scripts, Inc.*                                                 940         72,925
      Health Management Associates, Inc. - Class A*                          950          7,116
      Health Net, Inc.*                                                      910         14,014
      Henry Schein, Inc.*                                                    310         17,022
      Humana, Inc.*                                                        1,040         38,792
      Laboratory Corp. of America Holdings*                                  360         23,652
      LifePoint Hospitals, Inc.*                                             420         11,365
      Lincare Holdings, Inc.*                                                380         11,875
      McKesson Corp.                                                       5,080        302,514
      Medco Health Solutions, Inc.*                                        6,050        334,625
      MEDNAX, Inc.*                                                          170          9,336
      Omnicare, Inc.                                                         809         18,219
      Patterson Cos., Inc.*                                                  420         11,445
      Quest Diagnostics, Inc.                                                540         28,183
      Tenet Healthcare Corp.*                                              1,200          7,056
      UnitedHealth Group, Inc.                                            14,850        371,844
      Universal Health Services, Inc. - Class B                              140          8,670
      VCA Antech, Inc.*                                                      370          9,949
      WellCare Health Plans, Inc.*                                           370          9,120
      WellPoint, Inc.*                                                     8,330        394,509
                                                                                   ------------
                                                                                      2,273,002
                                                                                   ------------

                                                                         SHARES        VALUE
                                                                       ---------   ------------
      HEALTH CARE TECHNOLOGY -- 0.0%
      Allscripts Healthcare Solutions, Inc.                                  300   $      6,081
      Cerner Corp.*                                                          210         15,708
      HLTH Corp.*                                                            300          4,383
      IMS Health, Inc.                                                     1,160         17,806
                                                                                   ------------
                                                                                         43,978
                                                                                   ------------
      LIFE SCIENCES TOOLS & SERVICES -- 0.5%
      Bio-Rad Laboratories, Inc. - Class A*                                   30          2,756
      Charles River Laboratories International, Inc.*                        270          9,985
      Covance, Inc.*                                                         190         10,288
      Illumina, Inc.*                                                        300         12,750
      Life Technologies Corp.*                                               531         24,718
      Mettler-Toledo International, Inc.*                                    110          9,965
      Millipore Corp.*                                                       170         11,956
      PerkinElmer, Inc.                                                      820         15,777
      Pharmaceutical Product Development, Inc.                               560         12,286
      Techne Corp.                                                            71          4,441
      Thermo Fisher Scientific, Inc.*                                     13,070        570,767
      Waters Corp.*                                                          310         17,317
                                                                                   ------------
                                                                                        703,006
                                                                                   ------------
      PHARMACEUTICALS -- 7.2%
      Abbott Laboratories                                                 52,379      2,591,189
      Allergan, Inc.                                                      17,790      1,009,760
      Bristol-Myers Squibb Co.                                            18,580        418,422
      Eli Lilly & Co.                                                      8,950        295,619
      Endo Pharmaceuticals Holdings, Inc.*                                 5,910        133,743
      Forest Laboratories, Inc.*                                           1,350         39,744
      Johnson & Johnson                                                   24,910      1,516,770
      King Pharmaceuticals, Inc.*                                          1,330         14,324
      Merck & Co., Inc.                                                   20,210        639,242
      Mylan Laboratories, Inc.*                                              980         15,690
      Perrigo Co.                                                            230          7,818
      Pfizer, Inc.                                                        79,980      1,323,669
      Schering-Plough Corp.                                               68,250      1,928,062
      Valeant Pharmaceuticals International*                                 230          6,454
      Warner Chilcott PLC - Class A*                                          70          1,513
      Watson Pharmaceuticals, Inc.*                                          340         12,458
      Wyeth                                                                8,260        401,271
                                                                                   ------------
                                                                                     10,355,748
                                                                                   ------------
   TOTAL HEALTH CARE                                                                 18,104,845
                                                                                   ------------
   INDUSTRIALS -- 9.8%
      AEROSPACE & DEFENSE -- 2.4%
      Alliant Techsystems, Inc.*                                             170         13,235
      BE Aerospace, Inc.*                                                    200          4,028
      General Dynamics Corp.                                               2,180        140,828
      Goodrich Corp.                                                         530         28,800
      Honeywell International, Inc.                                        4,630        172,005
      ITT Corp.                                                            6,850        357,228
      L-3 Communications Holdings, Inc.                                      620         49,798
      Lockheed Martin Corp.                                                4,330        338,086
      Northrop Grumman Corp.                                               3,330        172,328
      Precision Castparts Corp.                                              500         50,935
      Raytheon Co.                                                         6,030        289,259
      Rockwell Collins, Inc.                                               9,070        460,756

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER LARGE-CAP FUND
INVESTMENTS / SEPTEMBER 30, 2009 (UNAUDITED) -- CONTINUED

                                                                         SHARES        VALUE
                                                                       ---------   ------------
      Spirit Aerosystems Holdings, Inc. - Class A*                           440   $      7,946
      The Boeing Co.                                                       4,700        254,505
      TransDigm Group, Inc.*                                                  90          4,483
      United Technologies Corp.                                           19,480      1,186,916
                                                                                   ------------
                                                                                      3,531,136
                                                                                   ------------
      AIR FREIGHT & LOGISTICS -- 0.7%
      C.H. Robinson Worldwide, Inc.                                          424         24,486
      Expeditors International Washington, Inc.                              680         23,902
      FedEx Corp.                                                          1,370        103,051
      United Parcel Service, Inc. - Class B                               15,750        889,403
      UTi Worldwide, Inc.                                                    400          5,792
                                                                                   ------------
                                                                                      1,046,634
                                                                                   ------------
      AIRLINES -- 0.1%
      AMR Corp.*                                                           1,650         13,118
      Continental Airlines, Inc.  - Class B*                               1,060         17,426
      Copa Holdings SA                                                        70          3,114
      Delta Airlines Co.*                                                  1,920         17,203
      Southwest Airlines Co.                                               2,380         22,848
                                                                                   ------------
                                                                                         73,709
                                                                                   ------------
      BUILDING PRODUCTS -- 0.0%
      Armstrong World Industries, Inc.*                                       40          1,378
      Lennox International, Inc.                                             340         12,281
      Masco Corp.                                                          2,960         38,243
      Owens Corning, Inc.*                                                   390          8,756
                                                                                   ------------
                                                                                         60,658
                                                                                   ------------
      COMMERCIAL SERVICES & SUPPLIES -- 0.4%
      Avery Dennison Corp.                                                   820         29,528
      Cintas Corp.                                                           580         17,580
      Copart, Inc.*                                                          190          6,310
      Corrections Corp. of America*                                          300          6,795
      Covanta Holding Corp.*                                                 720         12,240
      Iron Mountain, Inc.*                                                   480         12,797
      Pitney Bowes, Inc.                                                   1,380         34,293
      R.R. Donnelley & Sons Co.                                           14,310        304,231
      Republic Services, Inc.                                              1,690         44,903
      Steelcase, Inc. -  Class A                                           1,290          8,011
      Stericycle, Inc.*                                                      202          9,787
      The Brink's Co.                                                        200          5,382
      Waste Connections, Inc.*                                               200          5,772
      Waste Management, Inc.                                               2,900         86,478
                                                                                   ------------
                                                                                        584,107
                                                                                   ------------
      CONSTRUCTION & ENGINEERING -- 0.8%
      Aecom Technology Corp.*                                                250          6,785
      Fluor Corp.                                                         14,040        713,934
      Foster Wheeler AG*                                                     110          3,510
      Jacobs Engineering Group, Inc.*                                        450         20,678
      KBR, Inc.                                                            9,970        232,201
      Quanta Services, Inc.*                                                 790         17,483
      The Shaw Group, Inc.*                                                5,090        163,338
      URS Corp.*                                                             280         12,222
                                                                                   ------------
                                                                                      1,170,151
                                                                                   ------------
      ELECTRICAL EQUIPMENT -- 0.8%
      ABB Ltd.*                                                           21,420        429,257
      AMETEK, Inc.                                                           380         13,266
      Cooper Industries PLC - Class A                                        810         30,432
      Emerson Electric Co.                                                16,400        657,312

                                                                         SHARES        VALUE
                                                                       ---------   ------------
      First Solar, Inc.*                                                     180   $     27,515
      General Cable Corp.*                                                   160          6,264
      Hubbell, Inc. - Class B                                                290         12,180
      Rockwell Automation, Inc.                                              600         25,560
      Roper Industries, Inc.                                                 360         18,353
      Sunpower Corp. - Class A*                                              240          7,173
      Thomas & Betts Corp.*                                                  230          6,918
                                                                                   ------------
                                                                                      1,234,230
                                                                                   ------------
      INDUSTRIAL CONGLOMERATES -- 2.2%
      3M Co.                                                              18,050      1,332,090
      Carlisle Cos., Inc.                                                    240          8,138
      General Electric Co.                                               104,150      1,710,143
      McDermott International, Inc.*                                         930         23,501
      Textron, Inc.                                                        1,680         31,887
      Tyco International, Ltd.                                                40          1,379
                                                                                   ------------
                                                                                      3,107,138
                                                                                   ------------
      MACHINERY -- 1.0%
      AGCO Corp.*                                                            360          9,947
      Bucyrus International, Inc.                                            260          9,261
      Caterpillar, Inc.                                                    4,050        207,887
      Crane Co.                                                              350          9,034
      Cummins, Inc.                                                        1,090         48,843
      Danaher Corp.                                                        1,140         76,745
      Deere & Co.                                                          2,270         97,428
      Donaldson Co., Inc.                                                    230          7,965
      Dover Corp.                                                          1,070         41,473
      Eaton Corp.                                                          1,070         60,551
      Flowserve Corp.                                                      2,740        270,000
      Gardner Denver, Inc.*                                                  230          8,022
      Graco, Inc.                                                            490         13,656
      Harsco Corp.                                                           310         10,977
      IDEX Corp.                                                             320          8,944
      Illinois Tool Works, Inc.                                            2,680        114,463
      Ingersoll-Rand PLC                                                   1,000         30,670
      John Bean Technologies Corp.                                            12            218
      Joy Global, Inc.                                                       500         24,470
      Kennametal, Inc.                                                       520         12,797
      Lincoln Electric Holdings, Inc.                                        200          9,490
      Navistar International Corp.*                                          160          5,987
      Oshkosh Corp.                                                          500         15,465
      PACCAR, Inc.                                                         1,890         71,272
      Pall Corp.                                                           2,770         89,416
      Parker Hannifin Corp.                                                  850         44,064
      Pentair, Inc.                                                          420         12,398
      SPX Corp.                                                              230         14,092
      Terex Corp.*                                                           830         17,206
      The Manitowoc Co., Inc.                                              1,370         12,974
      The Toro Co.                                                           220          8,749
      Timken Co.                                                             500         11,715
      Trinity Industries, Inc.                                               480          8,251
      Valmont Industries, Inc.                                                60          5,111
      Wabtec Corp.                                                            60          2,252
                                                                                   ------------
                                                                                      1,391,793
                                                                                   ------------
      MARINE -- 0.0%
      Alexander & Baldwin, Inc.                                              260          8,343
      Kirby Corp.*                                                           100          3,682
                                                                                   ------------
                                                                                         12,025
                                                                                   ------------
      PROFESSIONAL SERVICES -- 0.1%
      Equifax, Inc.                                                          560         16,318
      FTI Consulting, Inc.*                                                  170          7,244
      IHS, Inc. - Class A*                                                    90          4,602

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER LARGE-CAP FUND
INVESTMENTS / SEPTEMBER 30, 2009 (UNAUDITED) -- CONTINUED

                                                                         SHARES        VALUE
                                                                       ---------   ------------
      Manpower, Inc.                                                         460   $     26,086
      Monster Worldwide, Inc.*                                               520          9,090
      Robert Half International, Inc.                                        660         16,513
      The Corporate Executive Board Co.                                      100          2,490
      The Dun & Bradstreet Corp.                                             240         18,077
                                                                                   ------------
                                                                                        100,420
                                                                                   ------------
      ROAD & RAIL -- 1.2%
      Burlington Northern Santa Fe Corp.                                   7,460        595,532
      Con-way, Inc.                                                          240          9,197
      CSX Corp.                                                           14,410        603,203
      Hertz Global Holdings, Inc.*                                           650          7,039
      JB Hunt Transport Services, Inc.                                       330         10,603
      Kansas City Southern Industries, Inc.*                                 530         14,040
      Landstar System, Inc.                                                  290         11,037
      Norfolk Southern Corp.                                               2,430        104,757
      Ryder Systems, Inc.                                                    400         15,624
      Union Pacific Corp.                                                  5,880        343,098
                                                                                   ------------
                                                                                      1,714,130
                                                                                   ------------
      TRADING COMPANIES & DISTRIBUTORS -- 0.1%
      Fastenal Co.                                                           530         20,511
      GATX Corp.                                                             530         14,813
      MSC Industrial Direct Co., Inc. - Class A                              240         10,459
      W.W. Grainger, Inc.                                                    310         27,702
      WESCO International, Inc.*                                             380         10,944
                                                                                   ------------
                                                                                         84,429
                                                                                   ------------
   TOTAL INDUSTRIALS                                                                 14,110,560
                                                                                   ------------
   INFORMATION TECHNOLOGY -- 19.3%
      COMMUNICATIONS EQUIPMENT -- 4.1%
      ADC Telecommunications, Inc.*                                          280          2,335
      Brocade Communications Systems, Inc.*                                2,140         16,821
      Ciena Corp.*                                                           340          5,535
      Cisco Systems, Inc.*                                                55,280      1,301,291
      CommScope, Inc.*                                                       520         15,564
      EchoStar Corp. - Class A*                                              270          4,984
      F5 Networks, Inc.*                                                     210          8,322
      Harris Corp.                                                         6,670        250,792
      Harris Stratex Networks, Inc. - Class A*                               937          6,559
      JDS Uniphase Corp.*                                                    300          2,133
      Juniper Networks, Inc.*                                             34,790        940,026
      Motorola, Inc.                                                      10,290         88,391
      QUALCOMM, Inc.                                                      47,040      2,115,859
      Research in Motion, Ltd.*                                           17,000      1,148,350
      Tellabs, Inc.*                                                       1,100          7,612
                                                                                   ------------
                                                                                      5,914,574
                                                                                   ------------
      COMPUTERS & PERIPHERALS -- 6.5%
      Apple, Inc.*                                                        15,820      2,932,554
      Dell, Inc.*                                                         23,040        351,591
      Diebold, Inc.                                                          423         13,929
      EMC Corp.*                                                          21,940        373,858
      Hewlett-Packard Co.                                                 68,710      3,243,799
      International Business Machines Corp.                               16,480      1,971,173
      Lexmark International, Inc. - Class A*                                 980         21,109

                                                                         SHARES        VALUE
                                                                       ---------   ------------
      NCR Corp.*                                                           1,120   $     15,478
      NetApp, Inc.*                                                        1,300         34,684
      QLogic Corp.*                                                          590         10,148
      SanDisk Corp.*                                                         850         18,445
      Seagate Technology                                                   1,920         29,203
      Sun Microsystems, Inc.*                                                780          7,090
      Teradata Corp.*                                                        520         14,310
      Western Digital Corp.*                                               6,030        220,276
                                                                                   ------------
                                                                                      9,257,647
                                                                                   ------------
      ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 0.7%
      Agilent Technologies, Inc.*                                          1,410         39,240
      Amphenol Corp. - Class A                                             4,700        177,096
      Arrow Electronics, Inc.*                                             5,680        159,892
      Avnet, Inc.*                                                         5,360        139,199
      AVX Corp.                                                              200          2,386
      Corning, Inc.                                                        6,540        100,127
      Dolby Laboratories, Inc.*                                              150          5,729
      FLIR Systems, Inc.*                                                    540         15,104
      Ingram Micro, Inc. - Class A*                                          800         13,480
      Itron, Inc.*                                                           170         10,904
      Jabil Circuit, Inc.                                                 12,170        163,200
      Molex, Inc.                                                            850         17,748
      National Instruments Corp.                                             220          6,079
      Tech Data Corp.*                                                     2,900        120,669
      Trimble Navigation, Ltd.*                                              350          8,368
      Tyco Electronics, Ltd.                                               1,110         24,731
      Vishay Intertechnology, Inc.*                                          570          4,503
                                                                                   ------------
                                                                                      1,008,455
                                                                                   ------------
      INTERNET SOFTWARE & SERVICES -- 1.9%
      Akamai Technologies, Inc.*                                             700         13,776
      eBay, Inc.*                                                          5,250        123,952
      Equinix, Inc.*                                                          90          8,280
      Google, Inc. - Class A*                                              4,935      2,447,020
      IAC/InterActiveCorp.*                                                  630         12,720
      Sohu.com, Inc.*                                                        100          6,878
      VeriSign, Inc.*                                                        850         20,137
      Yahoo!, Inc.*                                                        4,630         82,460
                                                                                   ------------
                                                                                      2,715,223
                                                                                   ------------
      IT SERVICES -- 2.0%
      Accenture PLC                                                        1,170         43,606
      Affiliated Computer Services, Inc.*                                  3,500        189,595
      Alliance Data Systems Corp.*                                           290         17,713
      Amdocs, Ltd.*                                                          770         20,698
      Automatic Data Processing, Inc.                                      2,630        103,359
      Broadridge Financial Solutions, Inc.                                   480          9,648
      Cognizant Technology Solutions Corp. - Class A*                      1,180         45,619
      Computer Sciences Corp.*                                               820         43,222
      Convergys Corp.*                                                       880          8,747
      DST Systems, Inc.*                                                     220          9,856
      Fidelity National Information Services, Inc.                        10,190        259,947
      Fiserv, Inc.*                                                          630         30,366
      Genpact, Ltd.*                                                         400          4,920
      Global Payments, Inc.                                                  220         10,274
      Hewitt Associates, Inc.*                                               380         13,843
      Lender Processing Services, Inc.                                       320         12,214
      Mastercard, Inc. - Class A                                             980        198,107
      Metavante Technologies, Inc.*                                          220          7,586
      NeuStar, Inc. - Class A*                                               300          6,780

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER LARGE-CAP FUND
INVESTMENTS / SEPTEMBER 30, 2009 (UNAUDITED) -- CONTINUED

                                                                         SHARES        VALUE
                                                                       ---------   ------------
      Paychex, Inc.                                                        1,870   $     54,324
      SAIC, Inc.*                                                            500          8,770
      The Western Union Co.                                                9,690        183,335
      Total System Services, Inc.                                            820         13,210
      Visa, Inc. - Class A                                                22,430      1,550,137
                                                                                   ------------
                                                                                      2,845,876
                                                                                   ------------
      OFFICE ELECTRONICS -- 0.3%
      Xerox Corp.                                                         57,830        447,604
      Zebra Technologies Corp. - Class A*                                    100          2,593
                                                                                   ------------
                                                                                        450,197
                                                                                   ------------
      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.2%
      Advanced Micro Devices, Inc.*                                        1,400          7,924
      Altera Corp.                                                         1,230         25,227
      Analog Devices, Inc.                                                 1,420         39,164
      Applied Materials, Inc.                                              7,450         99,830
      Atmel Corp.*                                                         1,220          5,112
      Broadcom Corp. - Class A*                                            1,980         60,766
      Cree, Inc.*                                                            280         10,290
      Cypress Semiconductor Corp.*                                           230          2,376
      Fairchild Semiconductor International, Inc.*                           510          5,217
      Integrated Device Technology, Inc.*                                    690          4,664
      Intel Corp.                                                         49,220        963,235
      International Rectifier Corp.*                                         410          7,991
      Intersil Holding Corp. - Class A                                       900         13,779
      KLA-Tencor Corp.                                                       820         29,405
      Lam Research Corp.*                                                    610         20,838
      Linear Technology Corp.                                              1,220         33,709
      LSI Logic Corp.*                                                     1,620          8,894
      Marvell Technology Group, Ltd.*                                      1,860         30,113
      Maxim Integrated Products, Inc.                                        770         13,968
      MEMC Electronic Materials, Inc.*                                     1,210         20,122
      Microchip Technology, Inc.                                           1,140         30,210
      Micron Technology, Inc.*                                             2,120         17,384
      National Semiconductor Corp.                                         1,710         24,402
      Novellus Systems, Inc.*                                                440          9,231
      NVIDIA Corp.*                                                        1,830         27,505
      ON Semiconductor Corp.*                                              1,570         12,952
      PMC-Sierra, Inc.*                                                      550          5,258
      Rambus, Inc.*                                                          200          3,480
      Silicon Laboratories, Inc.*                                             80          3,709
      Teradyne, Inc.*                                                        350          3,238
      Texas Instruments, Inc.                                              6,590        156,117
      Varian Semiconductor Equipment Associates, Inc.*                       140          4,598
      Xilinx, Inc.                                                         1,300         30,446
                                                                                   ------------
                                                                                      1,731,154
                                                                                   ------------
      SOFTWARE -- 2.6%
      Activision Blizzard, Inc.*                                           1,770         21,930
      Adobe Systems, Inc.*                                                 2,230         73,679
      ANSYS, Inc.*                                                           280         10,492
      Autodesk, Inc.*                                                        880         20,944
      BMC Software, Inc.*                                                    650         24,394
      CA, Inc.                                                             9,830        216,162
      Cadence Design Systems, Inc.*                                        1,110          8,147
      Citrix Systems, Inc.*                                                  580         22,753
      Compuware Corp.*                                                     1,080          7,916
      Electronic Arts, Inc.*                                               1,010         19,241
      FactSet Research Systems, Inc.                                         140          9,274

                                                                         SHARES        VALUE
                                                                       ---------   ------------
      Intuit, Inc.*                                                          920   $     26,220
      McAfee, Inc.*                                                          500         21,895
      MICROS Systems, Inc.*                                                  320          9,661
      Microsoft Corp.                                                     62,740      1,624,339
      Novell, Inc.*                                                          700          3,157
      Nuance Communications, Inc.*                                           550          8,228
      Oracle Corp.                                                        50,360      1,049,502
      Red Hat, Inc.*                                                         680         18,795
      Rovi Corp.*                                                            300         10,080
      Salesforce.com, Inc.*                                                  320         18,218
      Sybase, Inc.*                                                          210          8,169
      Symantec Corp.*                                                     12,700        209,169
      Synopsys, Inc.*                                                        550         12,331
      VMware, Inc.*                                                        5,060        203,260
                                                                                   ------------
                                                                                      3,657,956
                                                                                   ------------
   TOTAL INFORMATION TECHNOLOGY                                                      27,581,082
                                                                                   ------------
   MATERIALS -- 3.2%
      CHEMICALS -- 1.8%
      Agrium, Inc.*                                                        6,110        304,217
      Air Products & Chemicals, Inc.                                         970         75,253
      Airgas, Inc.                                                           380         18,381
      Albemarle Corp.                                                        380         13,148
      Ashland, Inc.                                                          530         22,907
      Cabot Corp.                                                            690         15,946
      Celanese Corp. - Series A                                              520         13,000
      CF Industries Holdings, Inc.                                           100          8,623
      Cytec Industries, Inc.                                                 350         11,364
      E.I. DuPont de Nemours & Co.                                         6,370        204,732
      Eastman Chemical Co.                                                   430         23,022
      Ecolab, Inc.                                                           890         41,145
      FMC Corp.                                                              280         15,750
      Huntsman Corp.                                                      16,710        152,228
      International Flavors & Fragrances, Inc.                               400         15,172
      Intrepid Potash, Inc.*                                                 100          2,359
      Monsanto Co.                                                         6,580        509,292
      Nalco Holding Co.                                                      760         15,572
      PPG Industries, Inc.                                                 1,000         58,210
      Praxair, Inc.                                                        6,680        545,689
      RPM International, Inc.                                                760         14,052
      Sigma-Aldrich Corp.                                                    440         23,751
      Terra Industries, Inc.                                                 250          8,667
      The Dow Chemical Co.                                                 6,840        178,319
      The Lubrizol Corp.                                                   3,180        227,243
      The Mosaic Co.                                                         800         38,456
      The Scotts Miracle - Gro Co. - Class A                                 170          7,301
      The Valspar Corp.                                                      420         11,554
      Valhi, Inc.                                                            530          6,424
                                                                                   ------------
                                                                                      2,581,777
                                                                                   ------------
      CONSTRUCTION MATERIALS -- 0.0%
      Eagle Materials, Inc.                                                  160          4,573
      Martin Marietta Materials Corp.                                        190         17,493
      Vulcan Materials Co.                                                   630         34,064
                                                                                   ------------
                                                                                         56,130
                                                                                   ------------
      CONTAINERS & PACKAGING -- 0.6%
      AptarGroup, Inc.                                                       180          6,725
      Ball Corp.                                                             450         22,140
      Bemis Co., Inc.                                                      5,940        153,905
      Crown Holdings, Inc.*                                                8,340        226,848
      Greif, Inc. - Class A                                                  270         14,864

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER LARGE-CAP FUND
INVESTMENTS / SEPTEMBER 30, 2009 (UNAUDITED) -- CONTINUED

                                                                         SHARES        VALUE
                                                                       ---------   ------------
      Owens-Illinois, Inc.*                                                5,930   $    218,817
      Packaging Corp. of America                                             450          9,180
      Pactiv Corp.*                                                        6,680        174,014
      Sealed Air Corp.                                                       900         17,667
      Sonoco Products Co.                                                    610         16,799
      Temple-Inland, Inc.                                                    830         13,629
                                                                                   ------------
                                                                                        874,588
                                                                                   ------------
      METALS & MINING -- 0.5%
      AK Steel Holding Corp.                                                 470          9,273
      Alcoa, Inc.                                                          4,220         55,366
      Allegheny Technologies, Inc.                                           490         17,145
      Carpenter Technology Corp.                                             620         14,502
      Cliffs Natural Resources, Inc.                                         760         24,594
      Commercial Metals Co.                                                  870         15,573
      Compass Minerals International, Inc.                                   100          6,162
      Freeport-McMoRan Copper & Gold, Inc.                                 1,530        104,973
      Newmont Mining Corp.                                                 1,530         67,351
      Nucor Corp.                                                          2,090         98,251
      Reliance Steel & Aluminum Co.                                          350         14,896
      Royal Gold, Inc.                                                       100          4,560
      Schnitzer Steel Industries, Inc. - Class A                             140          7,455
      Southern Copper Corp.                                                1,210         37,135
      Steel Dynamics, Inc.                                                 1,130         17,334
      Titanium Metals Corp.                                                  251          2,407
      United States Steel Corp.                                            1,000         44,370
      Walter Industries, Inc.                                              3,460        207,808
                                                                                   ------------
                                                                                        749,155
                                                                                   ------------
      PAPER & FOREST PRODUCTS -- 0.3%
      International Paper Co.                                             12,960        288,101
      MeadWestvaco Corp.                                                     950         21,195
      Weyerhaeuser Co.                                                       990         36,283
                                                                                   ------------
                                                                                        345,579
                                                                                   ------------
   TOTAL MATERIALS                                                                    4,607,229
                                                                                   ------------
   TELECOMMUNICATION SERVICES -- 2.4%
      DIVERSIFIED TELECOMMUNICATION SERVICES -- 2.1%
      AT&T, Inc.                                                          74,030      1,999,550
      CenturyTel, Inc.                                                     1,470         49,392
      Frontier Communications Corp.                                        3,170         23,902
      Level 3 Communications, Inc.*                                        4,020          5,588
      Qwest Communications International, Inc.                            13,680         52,121
      TW Telecom, Inc.*                                                      500          6,725
      Verizon Communications, Inc.                                        27,940        845,744
      Windstream Corp.                                                     3,800         38,494
                                                                                   ------------
                                                                                      3,021,516
                                                                                   ------------
      WIRELESS TELECOMMUNICATION SERVICES -- 0.3%
      American Tower Corp. - Class A*                                      1,360         49,504
      Crown Castle International Corp.*                                    1,440         45,158
      Leap Wireless International, Inc.*                                     490          9,580
      MetroPCS Communications, Inc.*                                       1,280         11,981
      NII Holdings, Inc.*                                                  1,840         55,163
      SBA Communications Corp. - Class A*                                    360          9,731
      Sprint Nextel Corp.*                                                56,790        224,320
      Telephone & Data Systems, Inc.                                         750         23,257

                                                                         SHARES        VALUE
                                                                       ---------   ------------
      U.S. Cellular Corp.*                                                   250   $      9,768
                                                                                   ------------
                                                                                        438,462
                                                                                   ------------
   TOTAL TELECOMMUNICATION SERVICES                                                   3,459,978
                                                                                   ------------
   UTILITIES -- 2.7%
      ELECTRIC UTILITIES -- 1.2%
      Allegheny Energy, Inc.                                                 710         18,829
      American Electric Power Co., Inc.                                    2,780         86,152
      DPL, Inc.                                                              660         17,226
      Duke Energy Corp.                                                    8,450        133,003
      Edison International                                                 1,690         56,750
      Entergy Corp.                                                        1,050         83,853
      Exelon Corp.                                                        12,820        636,129
      FirstEnergy Corp.                                                    1,870         85,497
      FPL Group, Inc.                                                      3,640        201,037
      Great Plains Energy, Inc.                                              720         12,924
      Hawaiian Electric Industries, Inc.                                     750         13,590
      ITC Holdings Corp.                                                      80          3,636
      Northeast Utilities                                                    780         18,517
      NV Energy, Inc.                                                      1,380         15,994
      Pepco Holdings, Inc.                                                 1,780         26,486
      Pinnacle West Capital Corp.                                            710         23,302
      PPL Corp.                                                            1,960         59,466
      Progress Energy, Inc.                                                1,860         72,652
      Southern Co.                                                         4,570        144,732
      Westar Energy, Inc.                                                    260          5,073
                                                                                   ------------
                                                                                      1,714,848
                                                                                   ------------
      GAS UTILITIES -- 0.4%
      AGL Resources, Inc.                                                    240          8,465
      Atmos Energy Corp.                                                     410         11,554
      Energen Corp.                                                        2,030         87,493
      EQT Corp.                                                              450         19,170
      National Fuel Gas Co.                                                  310         14,201
      ONEOK, Inc.                                                            610         22,338
      Questar Corp.                                                        4,690        176,157
      UGI Corp.                                                            6,440        161,386
                                                                                   ------------
                                                                                        500,764
                                                                                   ------------
      INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.3%
      AES Corp.*                                                           2,610         38,680
      Calpine Corp.*                                                       1,000         11,520
      Constellation Energy Group, Inc.                                       880         28,486
      Dynegy, Inc. - Class A*                                              4,730         12,061
      Mirant Corp.*                                                       11,230        184,509
      NRG Energy, Inc.*                                                    5,660        159,555
      Ormat Technologies, Inc.                                               100          4,082
      RRI Energy, Inc.*                                                    1,740         12,424
                                                                                   ------------
                                                                                        451,317
                                                                                   ------------
      MULTI-UTILITIES -- 0.8%
      Alliant Energy Corp.                                                   600         16,710
      Ameren Corp.                                                         1,570         39,690
      CenterPoint Energy, Inc.                                             2,300         28,589
      CMS Energy Corp.                                                     9,210        123,414
      Consolidated Edison, Inc.                                            1,870         76,558
      Dominion Resources, Inc.                                             3,480        120,060
      DTE Energy Co.                                                       1,080         37,951
      Integrys Energy Group, Inc.                                            750         26,917
      MDU Resources Group, Inc.                                              880         18,348
      NiSource, Inc.                                                       2,040         28,336
      NSTAR                                                                  420         13,364
      OGE Energy Corp.                                                       430         14,224
      PG&E Corp.                                                           1,890         76,526

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER LARGE-CAP FUND
INVESTMENTS / SEPTEMBER 30, 2009 (UNAUDITED) -- CONTINUED

                                                                         SHARES        VALUE
                                                                       ---------   ------------
      Public Service Enterprise Group, Inc.                               10,850   $    341,124
      SCANA Corp.                                                            730         25,477
      Sempra Energy                                                        1,160         57,780
      TECO Energy, Inc.                                                    1,670         23,514
      Vectren Corp.                                                          220          5,069
      Wisconsin Energy Corp.                                                 450         20,326
      Xcel Energy, Inc.                                                    2,350         45,214
                                                                                   ------------
                                                                                      1,139,191
                                                                                   ------------
      WATER UTILITIES -- 0.0%
      American Water Works Co., Inc.                                         230          4,586
      Aqua America, Inc.                                                     300          5,292
                                                                                   ------------
                                                                                          9,878
                                                                                   ------------
   TOTAL UTILITIES                                                                    3,815,998
                                                                                   ------------
   TOTAL COMMON STOCK
      (Cost $112,393,886)                                                           137,231,736
                                                                                   ------------
RIGHTS -- 0.0%
      Fresenius Kabi Pharmaceuticals Holding, Inc.*
         (Cost $0)                                                           132             76
                                                                                   ------------
EXCHANGE-TRADED FUNDS -- 1.5%
      iShares S&P 100 Index Fund
         (Cost $2,062,625)                                                43,862      2,140,466
                                                                                   ------------
SHORT TERM INVESTMENTS -- 1.1%
      BlackRock Liquidity Funds TempFund Portfolio -
         Institutional Series (Cost $1,592,619)                        1,592,619      1,592,619
                                                                                   ------------
TOTAL INVESTMENTS -- 98.4%
   (Cost $116,049,130)+                                                            $140,964,897
OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.6%                                         2,256,987
                                                                                   ------------
NET ASSETS -- 100.0%                                                               $143,221,884
                                                                                   ============

*    Non-income producing security.

+ The cost for Federal income tax purposes is $119,865,915. At September 30, 2009, net unrealized appreciation was $21,098,982. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $22,184,304 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $1,085,322.

The following table provides a summary of inputs used to value the Funds' net assets as of September 30, 2009:

                                                                LEVEL 2        LEVEL 3
                             TOTAL VALUE AT                   SIGNIFICANT    SIGNIFICANT
                              SEPTEMBER 30,      LEVEL 1       OBSERVABLE   UNOBSERVABLE
                                  2009        QUOTED PRICES      INPUTS        INPUTS
                             --------------   -------------   -----------   ------------
INVESTMENTS IN SECURITIES:
   Common Stocks              $137,231,736     $137,231,736       $--            $--
   Exchange-Traded Funds         2,140,466        2,140,466        --             --
   Rights                               76               76        --             --
   Short-Term Investments        1,592,619        1,592,619        --             --
                              ------------     ------------       ---            ---
Total                         $140,964,897     $140,964,897       $--            $--
                              ------------     ------------       ---            ---

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
INVESTMENTS / SEPTEMBER 30, 2009 (UNAUDITED)
(Showing Percentage of Net Assets)

                                                                          SHARES      VALUE
                                                                         -------   -----------
COMMON STOCK -- 99.3%
   CONSUMER DISCRETIONARY -- 13.8%
      AUTO COMPONENTS -- 0.8%
      American Axle & Manufacturing Holdings, Inc.                         3,545   $    25,099
      Amerigon, Inc.*                                                      1,877        13,796
      ArvinMeritor, Inc.                                                   7,400        57,868
      Cooper Tire & Rubber Co.                                             4,796        84,314
      Dana Holding Corp.*                                                  7,210        49,100
      Dorman Products, Inc.*                                                 796        11,956
      Drew Industries, Inc.*                                               1,694        36,743
      Exide Technologies*                                                  4,822        38,431
      Fuel Systems Solutions, Inc.*                                        1,136        40,885
      Hawk Corp. - Class A*                                                1,060        14,543
      Modine Manufacturing Co.                                             3,285        30,452
      Raser Technologies, Inc.*                                            3,873         5,926
      Spartan Motors, Inc.                                                 2,789        14,335
      Standard Motor Products, Inc.                                        1,610        24,472
      Stoneridge, Inc.*                                                      488         3,455
      Superior Industries International, Inc.                              2,166        30,757
      Tenneco, Inc.*                                                       3,890        50,725
      Wonder Auto Technology, Inc.*                                        1,244        14,928
                                                                                   -----------
                                                                                       547,785
                                                                                   -----------
      AUTOMOBILES -- 0.1%
      Winnebago Industries, Inc.*                                          3,285        48,322
                                                                                   -----------
      DISTRIBUTORS -- 0.0%
      Audiovox Corp. - Class A*                                            1,698        11,631
      Core-Mark Holding Co., Inc.*                                           823        23,538
                                                                                   -----------
                                                                                        35,169
                                                                                   -----------
      DIVERSIFIED CONSUMER SERVICES -- 1.2%
      American Public Education, Inc.*                                     1,905        66,180
      Bridgepoint Education, Inc.*                                           890        13,581
      Capella Education Co.*                                               1,105        74,411
      ChinaCast Education Corp.*                                           2,820        20,501
      Coinstar, Inc.*                                                      2,558        84,363
      Corinthian Colleges, Inc.*                                           6,531       121,215
      Grand Canyon Education, Inc.*                                        1,164        20,754
      Jackson Hewitt Tax Service, Inc.                                     2,188        11,159
      K12, Inc.*                                                           2,150        35,432
      Learning Tree International, Inc.*                                     720         8,201
      Lincoln Educational Services Corp.*                                    538        12,309
      Mac-Gray Corp.*                                                        380         4,096
      Matthews International Corp. - Class A                               2,532        89,582
      Pre-Paid Legal Services, Inc.*                                         535        27,178
      Princeton Review, Inc.*                                                850         3,570
      Regis Corp.                                                          4,648        72,044
      Sotheby's Holdings, Inc. -  Class A                                  5,372        92,560
      Steiner Leisure, Ltd.*                                               1,135        40,588
      Stewart Enterprises, Inc. - Class A                                  6,349        33,205
      Universal Technical Institute, Inc.*                                 1,541        30,358
                                                                                   -----------
                                                                                       861,287
                                                                                   -----------
      HOTELS, RESTAURANTS & LEISURE -- 2.5%
      AFC Enterprises, Inc.*                                               2,475        20,840
      Ambassadors Group, Inc.                                              1,158        18,123
      Ameristar Casinos, Inc.                                              2,725        43,001
      Bally Technologies, Inc.*                                            4,356       167,140
      Benihana, Inc .- Class A*                                              380         2,177

                                                                          SHARES      VALUE
                                                                         -------   -----------
      BJ's Restaurants, Inc.*                                              1,440   $    21,586
      Bluegreen Corp.*                                                     1,037         3,163
      Bob Evans Farms, Inc.                                                2,406        69,918
      Buffalo Wild Wings, Inc.*                                            1,422        59,169
      California Pizza Kitchen, Inc.*                                      1,437        22,446
      CEC Entertainment, Inc.*                                             2,268        58,650
      Churchill Downs, Inc.                                                  782        30,107
      CKE Restaurants, Inc.                                                3,197        33,537
      Cracker Barrel Old Country Store, Inc.                               1,772        60,957
      Denny's Corp.*                                                       8,090        21,519
      DineEquity, Inc.                                                     1,312        32,472
      Domino's Pizza, Inc.*                                                2,424        21,428
      Dover Downs Gaming & Entertainment, Inc.                               744         4,241
      Einstein Noah Restaurant Group, Inc.*                                  704         8,476
      Gaylord Entertainment Co.*                                           2,604        52,340
      Great Wolf Resorts, Inc.*                                            4,000        14,280
      Interval Leisure Group, Inc.*                                        3,210        40,061
      Isle of Capri Casinos, Inc.*                                           941        11,094
      Jack in the Box, Inc.*                                               4,656        95,401
      Krispy Kreme Doughnuts, Inc.*                                        3,530        12,602
      Lakes Entertainment, Inc.*                                           4,470        15,019
      Landry's Restaurants, Inc.*                                            885         9,293
      Life Time Fitness, Inc.*                                             3,287        92,200
      Luby's, Inc.*                                                        2,591        10,882
      McCormick & Schmick's Seafood Restaurants, Inc.*                     1,920        14,285
      Monarch Casino & Resort, Inc.*                                         928         9,985
      Morgans Hotel Group Co.*                                             2,643        14,325
      Multimedia Games, Inc.*                                              3,200        16,384
      O' Charley's, Inc.*                                                  2,050        19,209
      Orient-Express Hotels, Ltd.                                          6,380        73,434
      Papa John's International, Inc.*                                     1,906        46,830
      Peet's Coffee & Tea, Inc.*                                             920        25,972
      PF Chang's China Bistro, Inc.*                                       1,971        66,955
      Pinnacle Entertainment, Inc.*                                        5,237        53,365
      Red Robin Gourmet Burgers, Inc.*                                       992        20,257
      Ruby Tuesday, Inc.*                                                  5,220        43,952
      Shuffle Master, Inc.*                                                4,490        42,296
      Sonic Corp.*                                                         4,805        53,143
      Speedway Motorsports, Inc.                                           1,091        15,699
      Texas Roadhouse, Inc.*                                               3,975        42,215
      The Cheesecake Factory, Inc.*                                        5,006        92,711
      The Marcus Corp.                                                     1,587        20,298
      The Steak 'n Shake Co.*                                              2,405        28,307
      Town Sports International Holdings, Inc.*                            1,220         3,062
      Universal Travel Group*                                                540         6,966
      Vail Resorts, Inc.*                                                  2,420        81,167
      Youbet.com, Inc.*                                                    5,740        12,054
                                                                                   -----------
                                                                                     1,854,993
                                                                                   -----------
      HOUSEHOLD DURABLES -- 1.2%
      American Greetings Corp.                                             3,157        70,401
      Beazer Homes USA, Inc.*                                              2,370        13,248
      Blyth, Inc.                                                            590        22,851
      Cavco Industries, Inc.*                                                405        14,377
      CSS Industries, Inc.                                                   658        13,009
      Ethan Allen Interiors, Inc.                                          2,086        34,419
      Furniture Brands International, Inc.*                                1,670         9,235

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
INVESTMENTS / SEPTEMBER 30, 2009 (UNAUDITED) -- CONTINUED

                                                                          SHARES      VALUE
                                                                         -------   -----------
      Helen of Troy, Ltd.*                                                 1,903   $    36,975
      Hooker Furniture Corp.                                                 861        11,624
      Hovnanian Enterprises, Inc.*                                         7,373        28,312
      iRobot Corp.*                                                        1,170        14,403
      La-Z-Boy, Inc.                                                       4,336        37,506
      M/I Homes, Inc.*                                                     1,164        15,819
      Meritage Homes Corp.*                                                2,642        53,633
      National Presto Industries, Inc.                                       372        32,182
      Ryland Group, Inc.                                                   3,631        76,505
      Sealy Corp.*                                                         4,245        13,584
      Skyline Corp.                                                          539        12,160
      Standard Pacific Corp.*                                              7,380        27,232
      Tempur-Pedic International, Inc.*                                    6,208       117,580
      Tupperware Brands Corp.                                              5,309       211,935
      Universal Electronics, Inc.*                                           898        18,337
                                                                                   -----------
                                                                                       885,327
                                                                                   -----------
      INTERNET & CATALOG RETAIL -- 0.5%
      1-800-FLOWERS.COM, Inc. - Class A*                                   3,112        10,736
      Blue Nile, Inc.*                                                       992        61,623
      Drugstore.com, Inc.*                                                 9,080        22,064
      Gaiam, Inc. - Class A*                                               1,143         7,978
      HSN, Inc.*                                                           3,460        56,329
      NutriSystem, Inc.                                                    2,659        40,576
      Orbitz Worldwide, Inc.*                                              3,339        20,635
      Overstock.com, Inc.*                                                 1,162        17,047
      PetMed Express, Inc.                                                 2,237        42,167
      Shutterfly, Inc.*                                                    1,542        25,644
      Stamps.com, Inc.*                                                    1,150        10,638
      Ticketmaster Entertainment, Inc.*                                    2,100        24,549
                                                                                   -----------
                                                                                       339,986
                                                                                   -----------
      LEISURE EQUIPMENT & PRODUCTS -- 0.8%
      Brunswick Corp.                                                      7,501        89,862
      Callaway Golf Co.                                                    6,121        46,581
      Eastman Kodak Co.                                                   22,150       105,877
      JAKKS Pacific, Inc.*                                                 2,138        30,616
      Leapfrog Enterprises, Inc.*                                          2,887        11,866
      Marine Products Corp.                                                1,100         6,083
      Polaris Industries, Inc.                                             2,487       101,420
      Pool Corp.                                                           3,965        88,102
      RC2 Corp.*                                                           1,462        20,833
      Smith & Wesson Holdings Corp.*                                       5,857        30,632
      Steinway Musical Instruments*                                          568         6,742
      Sturm, Ruger & Co., Inc.                                             1,640        21,222
                                                                                   -----------
                                                                                       559,836
                                                                                   -----------
      MEDIA -- 0.9%
      Arbitron, Inc.                                                       2,244        46,585
      Ascent Media Corp. - Class A*                                        1,040        26,624
      Belo Corp. - Class A                                                 7,150        38,682
      Carmike Cinemas, Inc.*                                               1,500        15,165
      Cinemark Holdings, Inc.                                              2,287        23,693
      CKX, Inc.*                                                           4,326        29,028
      Dolan Media Co.*                                                     2,109        25,287
      E.W. Scripps Co. - Class A*                                          3,000        22,500
      Fisher Communications, Inc.*                                           627        11,399
      Global Sources, Ltd.*                                                  868         5,963
      Harte-Hanks, Inc.                                                    2,876        39,775
      Journal Communications, Inc. -  Class A                              3,830        14,094
      Knology, Inc.*                                                       2,699        26,315
      LIN TV Corp. - Class A*                                              2,930        13,859

                                                                          SHARES      VALUE
                                                                         -------   -----------
      Live Nation, Inc.*                                                   6,290   $    51,515
      Lodgenet Entertainment Corp.*                                          890         6,720
      Martha Stewart Living Omnimedia, Inc. - Class A*                     1,923        12,038
      Mediacom Communications Corp. - Class A*                             3,435        19,786
      National Cinemedia, Inc.                                             3,262        55,356
      Outdoor Channel Holdings, Inc.*                                      1,170         7,652
      Primedia, Inc.                                                       1,510         3,805
      RCN Corp.*                                                           2,778        25,835
      Rentrak Corp.*                                                       1,030        18,396
      Scholastic Corp.                                                     1,986        48,339
      Sinclair Broadcast Group, Inc. - Class A                             4,028        14,420
      Valassis Communications, Inc.*                                       3,980        71,162
      World Wrestling Entertainment, Inc. - Class A                        1,177        16,490
                                                                                   -----------
                                                                                       690,483
                                                                                   -----------
      MULTILINE RETAIL -- 0.3%
      99 Cents Only Stores*                                                3,630        48,824
      Dillard's, Inc. - Class A                                            4,082        57,556
      Fred's, Inc. - Class A                                               3,332        42,416
      Retail Ventures, Inc.*                                               2,930        15,441
      Saks, Inc.*                                                          9,730        66,359
      Tuesday Morning Corp.*                                               1,800         7,488
                                                                                   -----------
                                                                                       238,084
                                                                                   -----------
      SPECIALTY RETAIL -- 3.4%
      America's Car-Mart, Inc.*                                              750        17,963
      AnnTaylor Stores Corp.*                                              4,830        76,749
      Asbury Automotive Group, Inc.*                                       2,714        34,414
      Bebe Stores, Inc.                                                    2,876        21,167
      Big 5 Sporting Goods Corp.                                           2,112        31,891
      Borders Group, Inc.*                                                 5,560        17,292
      Brown Shoe Co., Inc.                                                 3,765        30,195
      Build-A-Bear Workshop, Inc.*                                         1,721         8,381
      Cabela's, Inc.*                                                      4,234        56,482
      Charlotte Russe Holdings, Inc.*                                      1,722        30,135
      Charming Shoppes, Inc.*                                              9,620        47,234
      Christopher & Banks Corp.                                            2,415        16,350
      Citi Trends, Inc.*                                                   1,256        35,758
      Coldwater Creek, Inc.*                                               5,040        41,328
      Collective Brands, Inc.*                                             5,827       100,982
      Conn's, Inc.*                                                          861         9,721
      Dress Barn, Inc.*                                                    3,149        56,462
      DSW, Inc. - Class A*                                                   957        15,283
      Genesco, Inc.*                                                       1,351        32,519
      Group 1 Automotive, Inc.                                             1,934        51,928
      Haverty Furniture Cos., Inc.*                                        1,797        21,223
      hhgregg, Inc.*                                                       1,265        21,429
      Hibbett Sports, Inc.*                                                2,514        45,830
      Hot Topic, Inc.*                                                     3,051        22,852
      J. Crew Group, Inc.*                                                 4,166       149,226
      Jo-Ann Stores, Inc.*                                                 2,312        62,031
      Jos. A. Bank Clothiers, Inc.*                                        1,510        67,603
      Kirkland's, Inc.*                                                      690         9,833
      Lithia Motors, Inc. - Class A                                        1,680        26,191
      Lumber Liquidators, Inc.*                                              991        21,495
      Midas, Inc.*                                                         1,154        10,848
      Monro Muffler Brake, Inc.                                            1,598        50,800
      New York & Co., Inc.*                                                2,080        10,650
      OfficeMax, Inc.*                                                     7,010        88,186

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
INVESTMENTS / SEPTEMBER 30, 2009 (UNAUDITED) -- CONTINUED

                                                                          SHARES      VALUE
                                                                         -------   -----------
      Pacific Sunwear of California, Inc.*                                 4,290   $    22,094
      Pier 1 Imports, Inc.*                                                8,870        34,327
      Rent-A-Center, Inc.*                                                 5,314       100,328
      Rex Stores Corp.*                                                      790         8,611
      Sally Beauty Holdings, Inc.*                                         8,063        57,328
      Shoe Carnival, Inc.*                                                 1,209        18,643
      Sonic Automotive, Inc. - Class A                                     1,028        10,794
      Stage Stores, Inc.                                                   3,248        42,094
      Stein Mart, Inc.*                                                    2,410        30,631
      Syms Corp.*                                                            760         6,148
      Systemax, Inc.*                                                        942        11,426
      Talbots, Inc.                                                        2,310        21,321
      The Buckle, Inc.                                                     2,365        80,741
      The Cato Corp. - Class A                                             2,293        46,525
      The Children's Place Retail Stores, Inc.*                            1,848        55,366
      The Finish Line, Inc. - Class A                                      3,364        34,178
      The Gymboree Corp.*                                                  2,355       113,935
      The Men's Wearhouse, Inc.                                            4,189       103,468
      The Pep Boys - Manny, Moe & Jack                                     3,853        37,644
      Tractor Supply Co.*                                                  2,774       134,317
      Tween Brands, Inc.*                                                  2,380        19,968
      Ulta Salon Cosmetics & Fragrance, Inc.*                              2,191        36,173
      West Marine, Inc.*                                                   1,890        14,855
      Wetseal, Inc. - Class A*                                             7,786        29,431
      Zale Corp.*                                                          2,342        16,745
      Zumiez, Inc.*                                                        1,403        23,023
                                                                                   -----------
                                                                                     2,450,545
                                                                                   -----------
      TEXTILES, APPAREL & LUXURY GOODS -- 2.1%
      American Apparel, Inc.*                                              2,943        10,330
      Carter's, Inc.*                                                      4,691       125,250
      Cherokee, Inc.                                                         628        15,053
      Columbia Sportswear Co.                                                963        39,637
      Crocs, Inc.*                                                         5,860        38,969
      Deckers Outdoor Corp.*                                               1,047        88,838
      FGX International Holdings, Ltd.*                                      825        11,509
      Fossil, Inc.*                                                        3,907       111,154
      Fuqi International, Inc.*                                              830        24,302
      G-III Apparel Group, Ltd.*                                             607         8,589
      Iconix Brand Group, Inc.*                                            5,995        74,758
      Jones Apparel Group, Inc.                                            6,940       124,434
      K-Swiss, Inc. - Class A                                              2,058        18,090
      Kenneth Cole Productions, Inc. - Class A                               850         8,525
      Liz Claiborne, Inc.                                                  7,690        37,912
      Lululemon Athletica, Inc.*                                           3,263        74,233
      Maidenform Brands, Inc.*                                             1,459        23,432
      Movado Group, Inc.                                                   1,355        19,688
      Oxford Industries, Inc.                                              1,630        32,111
      Perry Ellis International, Inc.*                                     1,077        17,275
      Quiksilver, Inc.*                                                    8,750        24,062
      Skechers U.S.A., Inc. - Class A*                                     2,573        44,101
      Steven Madden, Ltd.*                                                 1,336        49,178
      The Timberland Co. - Class A*                                        3,325        46,284
      The Warnaco Group, Inc.*                                             3,871       169,782
      True Religion Apparel, Inc.*                                         2,127        55,153
      Under Armour, Inc.- Class A*                                         2,623        72,998
      Unifi, Inc.*                                                         3,913        12,522
      Unifirst Corp.                                                       1,128        50,140

                                                                          SHARES      VALUE
                                                                         -------   -----------
      Volcom, Inc.*                                                        1,133   $    18,672
      Weyco Group, Inc.                                                      411         9,412
      Wolverine World Wide, Inc.                                           3,796        94,293
                                                                                   -----------
                                                                                     1,550,686
                                                                                   -----------
   TOTAL CONSUMER DISCRETIONARY                                                     10,062,503
                                                                                   -----------
   CONSUMER STAPLES -- 3.2%
      BEVERAGES -- 0.1%
      Coca-Cola Bottling Co. Consolidated                                    251        12,156
      Heckmann Corp.*                                                      6,170        28,258
      National Beverage Corp.*                                             1,170        13,467
      The Boston Beer Co., Inc. - Class A*                                   695        25,771
                                                                                   -----------
                                                                                        79,652
                                                                                   -----------
      FOOD & STAPLES RETAILING -- 0.8%
      Arden Group, Inc. - Class A                                             53         6,333
      Casey's General Stores, Inc.                                         4,086       128,219
      Great Atlantic & Pacific Tea Co., Inc.*                              2,990        26,641
      Ingles Markets, Inc. - Class A                                         995        15,751
      Nash-Finch Co.                                                         878        24,004
      PriceSmart, Inc.                                                     1,336        25,050
      Ruddick Corp.                                                        3,460        92,105
      Spartan Stores, Inc.                                                 1,709        24,148
      Susser Holdings Corp.*                                                 831        10,446
      The Andersons, Inc.                                                  1,445        50,864
      The Pantry, Inc.*                                                    1,660        26,029
      United Natural Foods, Inc.*                                          3,617        86,519
      Village Super Market - Class A                                         494        14,558
      Weis Markets, Inc.                                                     918        29,330
      Winn-Dixie Store, Inc.*                                              3,971        52,099
                                                                                   -----------
                                                                                       612,096
                                                                                   -----------
      FOOD PRODUCTS -- 1.3%
      AgFeed Industries, Inc.*                                             2,450        13,083
      Alico, Inc.                                                            220         6,466
      American Dairy, Inc.*                                                  738        20,908
      American Italian Pasta Co.*                                          1,800        48,924
      B&G Foods, Inc. - Class A                                            1,866        15,283
      Cal-Maine Foods, Inc.                                                1,232        32,981
      Calavo Growers, Inc.                                                   677        12,849
      Chiquita Brands International, Inc.*                                 3,511        56,738
      Darling International, Inc.*                                         6,957        51,134
      Diamond Foods, Inc.                                                  1,375        43,615
      Farmer Brothers Co.                                                    388         8,032
      Fresh Del Monte Produce, Inc.*                                       3,089        69,842
      Griffin Land & Nurseries, Inc.                                         246         7,872
      HQ Sustainable Maritime Industries, Inc.*                              735         6,468
      Imperial Sugar Co.                                                   1,036        13,136
      J&J Snack Foods Corp.                                                1,194        51,569
      Lancaster Colony Corp.                                               1,462        74,957
      Lance, Inc.                                                          2,161        55,797
      Omega Protein Corp.*                                                 2,946        14,288
      Overhill Farms, Inc.*                                                  960         5,808
      Sanderson Farms, Inc.                                                1,541        58,003
      Seneca Foods Corp. - Class A*                                          580        15,892
      Smart Balance, Inc.*                                                 4,149        25,475
      Synutra International, Inc.*                                         1,419        19,454
      The Hain Celestial Group, Inc.*                                      3,173        60,826
      Tootsie Roll Industries, Inc.                                        1,938        46,086

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
INVESTMENTS / SEPTEMBER 30, 2009 (UNAUDITED) -- CONTINUED

                                                                          SHARES      VALUE
                                                                         -------   -----------
      TreeHouse Foods, Inc.*                                               2,262   $    80,685
      Zapata Corp.*                                                        1,670        11,623
      Zhongpin, Inc.*                                                      2,354        34,651
                                                                                   -----------
                                                                                       962,445
                                                                                   -----------
      HOUSEHOLD PRODUCTS -- 0.1%
      Central Garden & Pet Co. - Class A*                                  4,554        49,775
      Orchids Paper Products Co.*                                            190         3,800
      WD-40 Co.                                                            1,704        48,394
                                                                                   -----------
                                                                                       101,969
                                                                                   -----------
      PERSONAL PRODUCTS -- 0.6%
      American Oriental Bioengineering, Inc.*                              3,929        19,095
      Bare Escentuals, Inc.*                                               5,400        64,206
      Chattem, Inc.*                                                       1,688       112,100
      China Sky One Medical, Inc.*                                           599         7,901
      China-Biotics, Inc.*                                                   860        13,760
      Elizabeth Arden, Inc.*                                               2,007        23,622
      International Parfums, Inc.                                          1,608        19,634
      Mannatech, Inc.                                                      1,390         5,324
      Medifast, Inc.*                                                      1,030        22,372
      Nu Skin Enterprises, Inc. - Class A                                  4,348        80,568
      Prestige Brands Holdings, Inc.*                                      2,497        17,579
      Revlon, Inc. - Class A*                                              3,330        16,184
      Schiff Nutrition International, Inc.                                 1,915         9,977
      The Female Health Co.*                                               3,070        15,503
      USANA Health Sciences, Inc.*                                           355        12,109
                                                                                   -----------
                                                                                       439,934
                                                                                   -----------
      TOBACCO -- 0.3%
      Alliance One International, Inc.*                                    9,822        44,003
      Star Scientific, Inc.*                                               5,009         4,658
      Universal Corp.                                                      1,992        83,305
      Vector Group, Ltd.                                                   3,409        53,118
                                                                                   -----------
                                                                                       185,084
                                                                                   -----------
   TOTAL CONSUMER STAPLES                                                            2,381,180
                                                                                   -----------
   ENERGY -- 4.8%
      ENERGY EQUIPMENT & SERVICES -- 1.8%
      Allis-Chalmers Energy, Inc.*                                         5,144        22,428
      Basic Energy Services, Inc.*                                         1,782        15,129
      Bolt Technology Corp.*                                                 757         9,515
      Boots & Coots, Inc.*                                                 9,320        15,005
      Bristow Group, Inc.*                                                 2,441        72,473
      Bronco Drilling Co., Inc.*                                           2,243        14,692
      Cal Dive International, Inc.*                                        3,499        34,605
      CARBO Ceramics, Inc.                                                 1,368        70,520
      Complete Production Services, Inc.*                                  5,116        57,811
      Dawson Geophysical Co.*                                                693        18,974
      Dril-Quip, Inc.*                                                     2,328       115,562
      ENGlobal, Corp.*                                                     2,143         8,829
      Geokinetics, Inc.*                                                     690        14,628
      Global Industries, Ltd.*                                             8,360        79,420
      Gulf Island Fabrication, Inc.                                          813        15,236
      GulfMark Offshore, Inc.*                                             1,641        53,726
      Hercules Offshore, Inc.*                                             7,590        37,267
      Hornbeck Offshore Services, Inc.*                                    1,878        51,758
      ION Geophysical Corp.*                                               8,677        30,543
      Key Energy Services, Inc.*                                          10,260        89,262
      Lufkin Industries, Inc.                                              1,210        64,348
      Matrix Service Co.*                                                  1,633        17,751

                                                                          SHARES      VALUE
                                                                         -------   -----------
      NATCO Group, Inc. - Class A*                                         1,458   $    64,560
      Natural Gas Services Group, Inc.*                                      594        10,466
      Newpark Resources, Inc.*                                             7,242        23,247
      Oyo Geospace Corp.*                                                    291         7,517
      Parker Drilling Co.*                                                 9,124        49,817
      Petroleum Helicopters, Inc.*                                         1,015        20,584
      Pioneer Drilling Co.*                                                3,838        28,171
      RPC, Inc.                                                            1,859        19,482
      Sulphco, Inc.*                                                       1,280         1,754
      Superior Well Services, Inc.*                                        1,199        11,606
      T-3 Energy Services, Inc.*                                             803        15,819
      Tetra Technologies, Inc.*                                            6,320        61,241
      Union Drilling, Inc.*                                                1,770        13,523
      Vantage Drilling Co.*                                                8,160        14,933
      Willbros Group, Inc.*                                                3,268        49,772
                                                                                   -----------
                                                                                     1,301,974
                                                                                   -----------
      OIL, GAS & CONSUMABLE FUELS -- 3.0%
      Alon USA Energy, Inc.                                                1,174        11,658
      Apco Oil and Gas International, Inc.                                   600        13,752
      Approach Resources, Inc.*                                              780         7,082
      Arena Resources, Inc.*                                               3,070       108,985
      Atlas Energy, Inc.                                                   2,648        71,681
      ATP Oil & Gas Co.*                                                   2,952        52,811
      Berry Petroleum Co. - Class A                                        3,904       104,549
      Bill Barret Corp.*                                                   3,015        98,862
      BPZ Resources, Inc.*                                                 9,233        69,432
      Brigham Exploration Co.*                                             6,523        59,229
      Carrizo Oil & Gas, Inc.*                                             2,256        55,249
      Cheniere Energy, Inc.*                                               3,527        10,334
      Clayton Williams Energy, Inc.*                                         543        16,355
      Clean Energy Fuels Corp.*                                            2,969        42,783
      Contango Oil & Gas Co.*                                              1,009        51,520
      Crosstex Energy, Inc.                                                4,023        21,241
      CVR Energy, Inc.*                                                    1,916        23,835
      Delek US Holdings, Inc.                                              1,412        12,101
      Delta Petroleum Corp.*                                              12,103        21,180
      DHT Maritime, Inc.                                                   2,873        10,803
      Endeavour International Corp.*                                      12,750        15,428
      Evergreen Energy, Inc.*                                             19,060        11,817
      FX Energy, Inc.*                                                     2,273         7,342
      General Maritime Corp.                                               4,253        32,918
      Georesources, Inc.*                                                    564         6,232
      GMX Resources, Inc.*                                                 2,370        37,233
      Golar LNG, Ltd.                                                      2,288        25,305
      Goodrich Petroleum Corp.*                                            2,435        62,847
      Gran Tierra Energy, Inc.*                                           16,762        69,730
      Gulfport Energy Corp.*                                               1,120         9,789
      Harvest Natural Resources, Inc.*                                     2,549        13,076
      International Coal Group, Inc.*                                      8,460        34,094
      Isramco, Inc.*                                                          40         5,226
      James River Coal Co.*                                                1,892        36,156
      Knightsbridge Tankers, Ltd.                                            863        11,254
      McMoRan Exploration Co.*                                             6,358        48,003
      Nordic American Tanker Shipping                                      3,108        91,935
      Northern Oil And Gas, Inc.*                                          1,510        12,684
      Oilsands Quest, Inc.*                                               18,680        21,108
      Panhandle Oil and Gas, Inc. - Class A                                  586        12,517
      Parallel Petroleum Corp.*                                            1,504         4,768
      Patriot Coal Corp.*                                                  6,890        81,026
      Penn Virginia Corp.                                                  3,674        84,171

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
INVESTMENTS / SEPTEMBER 30, 2009 (UNAUDITED) -- CONTINUED

                                                                          SHARES      VALUE
                                                                         -------   -----------
      Petroleum Development Corp.*                                         1,709   $    31,890
      Petroquest Energy, Inc.*                                             2,743        17,802
      Rex Energy Corp.*                                                    1,205        10,062
      Rosetta Resources, Inc.*                                             4,268        62,697
      Ship Finance International, Ltd.                                     3,279        40,299
      Southern Union Co.                                                       1            20
      Stone Energy Corp.*                                                  3,444        56,172
      Swift Energy Co.*                                                    3,086        73,077
      Syntroleum Corp.*                                                    3,350         9,045
      Teekay Tankers, Ltd.- Class A                                          948         7,916
      Toreador Resources Corp.                                             1,919        19,171
      Uranium Energy Corp.*                                                1,060         3,127
      USEC, Inc.*                                                          8,855        41,530
      Vaalco Energy, Inc.                                                  4,607        21,192
      Venoco, Inc.*                                                        1,340        15,423
      W&T Offshore, Inc.                                                   2,830        33,139
      Warren Resources, Inc.*                                              3,150         9,324
      Western Refining, Inc.*                                              4,205        27,122
      Westmoreland Coal Co.*                                                 900         7,317
      World Fuel Services Corp.                                            2,467       118,589
      Zion Oil & Gas, Inc.*                                                  680         6,637
                                                                                   -----------
                                                                                     2,209,652
                                                                                   -----------
   TOTAL ENERGY                                                                      3,511,626
                                                                                   -----------
   FINANCIALS -- 20.1%
      CAPITAL MARKETS -- 2.8%
      Allied Capital Corp.                                                15,040        46,173
      American Capital Ltd.*                                              26,080        84,238
      Apollo Investment Corp.                                             13,509       129,011
      Ares Capital Corp.                                                   8,855        97,582
      BGC Partners, Inc. - Class A                                         4,660        19,945
      Blackrock Kelso Capital Corp.                                        1,440        10,685
      Broadpoint Gleacher Securities Group, Inc.*                          4,075        33,986
      Calamos Asset Management, Inc. - Class A                             1,855        24,226
      Capital Southwest Corp.                                                262        20,109
      Cohen & Steers, Inc.                                                 1,213        29,112
      Diamond Hill Investment Group, Inc.*                                   160         9,275
      Duff & Phelps Corp. - Class A                                        1,654        31,691
      E*TRADE Group, Inc.*                                                76,840       134,470
      Epoch Holding Corp.                                                    940         8,225
      Evercore Partners, Inc. - Class A                                      873        25,509
      FBR Capital Markets Corp.*                                           2,236        13,259
      FCStone Group, Inc.*                                                 2,671        12,874
      GAMCO Investors, Inc. - Class A                                        682        31,167
      GFI Group, Inc.                                                      4,681        33,844
      Gladstone Capital Corp.                                              1,982        17,699
      Gladstone Investment Corp.                                           2,617        12,692
      Harris & Harris Group, Inc.*                                         2,760        17,250
      Hercules Technology Growth Capital, Inc.                             2,915        28,625
      International Assets Holding Corp.*                                    559         9,229
      JMP Group, Inc.                                                      1,710        16,519
      Kayne Anderson Energy Development Co.                                1,108        14,659
      KBW, Inc.*                                                           2,533        81,613
      Knight Capital Group, Inc. - Class A*                                7,312       159,036
      Kohlberg Capital Corp.                                                 858         5,174

                                                                          SHARES      VALUE
                                                                         -------   -----------
      LaBranche & Co., Inc.*                                               4,795   $    16,303
      MCG Capital Corp.*                                                   5,940        24,889
      MF Global, Ltd.*                                                    41,500       301,705
      MVC Capital, Inc.                                                    1,954        17,156
      NGP Capital Resources Co.                                            1,723        12,509
      Oppenheimer Holdings, Inc.                                             750        18,263
      optionsXpress Holdings, Inc.                                         3,489        60,290
      PennantPark Investment Corp.                                         2,262        18,345
      Penson Worldwide, Inc.*                                              1,568        15,272
      Piper Jaffray Cos.*                                                  1,560        74,443
      Prospect Capital Corp.                                               4,534        48,557
      Pzena Investment Management, Inc. - Class A*                           665         5,433
      Riskmetrics Group, Inc.*                                             2,094        30,614
      Safeguard Scientifics, Inc.*                                         1,185        12,999
      Sanders Morris Harris Group, Inc.                                    1,795        10,608
      Stifel Financial Corp.*                                              2,107       115,674
      SWS Group, Inc.                                                      2,087        30,053
      Teton Advisors, Inc.*                                                   10            --
      Thomas Weisel Partners Group, Inc.*                                     76           406
      TICC Capital Corp.                                                     855         4,309
      TradeStation Group, Inc.*                                            1,490        12,144
      US Global Investors, Inc.- Class A                                   1,229        15,154
      Virtus Investment Partners, Inc.*                                      503         7,852
      Westwood Holdings Group, Inc.                                          290        10,063
                                                                                   -----------
                                                                                     2,020,918
                                                                                   -----------
      COMMERCIAL BANKS -- 5.7%
      1st Source Corp.                                                       838        13,659
      American National Bankshares, Inc.                                     630        13,747
      Ameris Bancorp                                                       1,111         7,940
      Ames National Corp.                                                    481        11,597
      Arrow Financial Corp.                                                1,072        29,261
      Auburn National Bancorporation, Inc.                                   150         3,660
      Bancfirst Corp.                                                        414        15,289
      Banco Latinoamericano De Exportaciones SA                            2,124        30,203
      Bank of Kentucky Financial Corp.                                       690        14,600
      Bank of Marin BanCorp.                                                 660        20,678
      Bank of the Ozarks, Inc.                                               976        25,893
      Banner Corp.                                                         1,380         3,767
      Boston Private Financial Holdings, Inc.                              4,778        31,105
      Bridge Bancorp, Inc.                                                   610        14,841
      Bryn Mawr Bank Corp.                                                   475         8,298
      Camden National Corp.                                                  503        16,619
      Capital City Bank Group, Inc.                                          951        13,504
      Cardinal Financial Corp.                                             1,390        11,440
      Cathay General Bancorp                                               3,362        27,199
      Centerstate Banks of Florida, Inc.                                   1,006         7,937
      Central Pacific Financial Corp.                                      2,393         6,030
      Chemical Financial Corp.                                             1,738        37,871
      Chicopee BanCorp., Inc.*                                             1,630        21,532
      Citizens & Northern Corp.                                              661         9,776
      Citizens Republic Bancorp, Inc.*                                    10,917         8,297
      City Holding Co.                                                     1,232        36,726
      CNB Financial Corp.                                                  1,200        20,604
      CoBiz Financial, Inc.                                                1,549         7,714
      Columbia Banking System, Inc.                                        2,479        41,027
      Community Bank Systems, Inc.                                         2,564        46,844

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
INVESTMENTS / SEPTEMBER 30, 2009 (UNAUDITED) -- CONTINUED

                                                                          SHARES      VALUE
                                                                         -------   -----------
      Community Trust Bancorp, Inc.                                        1,318   $    34,492
      CVB Financial Corp.                                                  6,734        51,111
      East West Bancorp, Inc.                                              7,442        61,769
      Enterprise BanCorp., Inc.                                              400         5,120
      Enterprise Financial Services Corp.                                    753         6,965
      Farmers Capital Bank Corp.                                             529         9,459
      Financial Institutions, Inc.                                           873         8,704
      First Bancorp, Inc.                                                    939        17,465
      First Bancorp/North Carolina                                         1,095        19,765
      First Bancorp/Puerto Rico                                            6,366        19,416
      First Busey Corp.                                                    2,081         9,781
      First California Financial Group, Inc.*                              3,160        15,168
      First Commonwealth Financial Corp.                                   6,716        38,147
      First Community Bancshares, Inc.                                       481         6,070
      First Financial Bancorp                                              4,175        50,309
      First Financial Bankshares, Inc.                                     1,601        79,185
      First Financial Corp./Indiana                                          725        22,214
      First Merchants Corp.                                                1,945        13,557
      First Midwest Bancorp, Inc.                                          3,511        39,569
      First South Bancorp                                                    862         9,913
      FirstMerit Corp.                                                     6,341       120,669
      FNB Corp.                                                            9,756        69,365
      Glacier Bancorp, Inc.                                                4,701        70,233
      Great Southern Bancorp, Inc.                                         1,020        24,184
      Guaranty Bancorp*                                                    5,210         7,711
      Hampton Roads Bankshares, Inc.                                       2,410         6,941
      Hancock Holding Co.                                                  1,969        73,975
      Harleysville National Corp.                                          3,518        18,751
      Heartland Financial USA, Inc.                                          983        14,499
      Home BanCorp., Inc.*                                                 1,780        21,663
      Home Bancshares, Inc.                                                1,292        28,321
      IBERIABANK Corp.                                                     1,614        73,534
      Independent Bank Corp./Massachusetts                                 1,856        41,073
      International Bancshares Corp.                                       3,662        59,727
      Investors Bancorp, Inc.*                                             4,391        46,589
      Lakeland Bancorp, Inc.                                               1,655        12,412
      Lakeland Financial Corp.                                               885        18,275
      MainSource Financial Group, Inc.                                     1,619        11,009
      MB Financial, Inc.                                                   3,085        64,692
      Merchants Bancshares, Inc.                                             760        16,234
      Metro Bancorp, Inc.*                                                   352         4,284
      Nara Bancorp, Inc.                                                   1,841        12,795
      National Bankshares, Inc.                                              280         7,126
      National Penn Bancshares, Inc.                                       9,741        59,518
      NBT Bancorp, Inc.                                                    2,608        58,784
      Northfield Bancorp, Inc.                                             2,526        32,333
      Norwood Financial Corp.                                                840        26,124
      Ohio Valley Banc Corp.                                                 820        21,730
      Old National Bancorp/Indiana                                         5,281        59,147
      Old Point Financial Corp.                                            1,320        21,991
      Old Second Bancorp, Inc.                                             1,140         6,532
      Oriental Financial Group                                             1,974        25,070
      Orrstown Financial Services, Inc.                                      340        13,138
      Pacific Capital Bancorp                                              3,831         5,517
      Pacific Continental Corp.                                              856         9,014
      PacWest Bancorp                                                      1,939        36,938
      Park National Corp.                                                    848        49,472
      Peapack-Gladstone Financial Corp.                                      807        12,960
      Penns Woods Bancorp., Inc.                                             430        13,764

                                                                          SHARES      VALUE
                                                                         -------   -----------
      Peoples Bancorp, Inc./Ohio                                             846   $    11,040
      Peoples Financial Corp./Mississippi                                    650        12,097
      Pinnacle Financial Partners, Inc.*                                   2,871        36,490
      PremierWest Bancorp                                                  1,715         4,648
      PrivateBancorp, Inc.                                                 2,740        67,020
      Prosperity Bancshares, Inc.                                          3,625       126,114
      Renasant Corp.                                                       1,661        24,666
      Republic Bancorp, Inc./Kentucky - Class A                              727        14,511
      S&T Bancorp, Inc.                                                    1,970        25,531
      S.Y. Bancorp, Inc.                                                     949        21,912
      Sandy Springs Bancorp, Inc.                                          1,287        20,952
      Santander BanCorp*                                                     650         6,338
      SCBT Financial Corp.                                                 1,019        28,634
      Shore Bancshares, Inc.                                                 574         9,603
      Sierra Bancorp                                                         516         6,197
      Signature Bank*                                                      3,174        92,046
      Simmons First National Corp. - Class A                               1,006        28,983
      Smithtown Bancorp, Inc.                                                627         7,236
      Southside Bancshares, Inc.                                             955        21,507
      Southwest Bancorp, Inc.                                              1,192        16,736
      State Bancorp, Inc.                                                  1,199        10,132
      StellarOne Corp.                                                     1,803        26,594
      Sterling Bancorp                                                     1,287         9,292
      Sterling Bancshares, Inc.                                            6,462        47,237
      Sterling Financial Corp./Washington*                                 4,480         8,960
      Suffolk Bancorp                                                        594        17,588
      Sun Bancorp, Inc.*                                                   1,365         7,207
      Susquehanna Bancshares, Inc.                                         7,303        43,015
      SVB Financial Group*                                                 2,698       116,742
      Texas Capital Bancshares, Inc.*                                      3,108        52,339
      The Bancorp Bank*                                                    2,550        14,586
      The First of Long Island Corp.                                         880        23,399
      The South Financial Group, Inc.                                     16,967        24,941
      Tompkins Financial Corp.                                               491        21,457
      TowneBank                                                            1,600        20,400
      Trico Bancshares                                                     1,043        17,105
      Trustmark Corp.                                                      4,678        89,116
      UCBH Holdings, Inc.                                                  8,921         7,137
      UMB Financial Corp.                                                  2,494       100,857
      Umpqua Holdings Corp.                                                8,096        85,818
      Union Bankshares Corp.                                               1,069        13,309
      United Bankshares, Inc.                                              3,064        60,024
      United Community Banks, Inc.*                                        3,661        18,305
      United Security Bancshares                                             810        17,974
      Univest Corp. of  PA                                                 1,173        25,419
      Washington Trust Bancorp, Inc.                                       1,196        20,954
      Webster Financial Corp.                                              5,810        72,451
      WesBanco, Inc.                                                       1,656        25,602
      West Bancorp, Inc.                                                   1,387         6,880
      Westamerica Bancorp                                                  2,313       120,276
      Western Alliance Bancorp*                                            3,761        23,732
      Wilshire Bancorp, Inc.                                               1,470        10,790
      Wintrust Financial Corp.                                             1,933        54,047
      Yadkin Valley Financial Corp.                                          807         3,769
                                                                                   -----------
                                                                                     4,151,646
                                                                                   -----------
      CONSUMER FINANCE -- 0.4%
      Advance America Cash Advance Centers, Inc.                           4,510        25,256

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
INVESTMENTS / SEPTEMBER 30, 2009 (UNAUDITED) -- CONTINUED

                                                                          SHARES      VALUE
                                                                         -------   -----------
      Cardtronics, Inc.*                                                     330   $     2,581
      Cash America International, Inc.                                     2,496        75,279
      CompuCredit Holdings Corp.*                                          2,332        10,984
      Credit Acceptance Corp.*                                               485        15,612
      Dollar Financial Corp.*                                              1,942        31,111
      EzCorp, Inc.- Class A*                                               3,779        51,621
      First Cash Financial Services, Inc.*                                 2,269        38,868
      Nelnet, Inc. - Class A*                                              1,442        17,938
      Rewards Network, Inc.*                                                   3            41
      The First Marblehead Corp.*                                          5,080        11,176
      World Acceptance Corp.*                                              1,484        37,412
                                                                                   -----------
                                                                                       317,879
                                                                                   -----------
      DIVERSIFIED FINANCIAL SERVICES -- 0.5%
      Asset Acceptance Capital Corp.*                                      1,100         7,975
      Compass Diversified Holdings                                         1,831        19,171
      Encore Capital Group, Inc.*                                          1,485        19,973
      Fifth Street Finance Corp.                                           2,149        23,489
      Financial Federal Corp.                                              2,041        50,372
      Life Partners Holdings, Inc.                                           498         8,914
      MarketAxess Holdings, Inc.*                                          2,647        31,896
      Medallion Financial Corp.                                            1,311        10,960
      NewStar Financial, Inc.*                                             3,064        10,081
      PHH Corp.*                                                           4,567        90,609
      PICO Holdings, Inc.*                                                 1,826        60,897
      Portfolio Recovery Associates, Inc.*                                 1,389        62,963
      Resource America, Inc. - Class A                                     1,310         6,301
                                                                                   -----------
                                                                                       403,601
                                                                                   -----------
      INSURANCE -- 3.3%
      AMBAC Financial Group, Inc.                                         17,130        28,778
      American Equity Investment Life Holding Co.                          4,973        34,910
      American Physicians Capital, Inc.                                    1,527        43,993
      American Physicians Service Group, Inc.                              1,720        39,629
      American Safety Insurance Holdings, Ltd.*                              957        15,121
      Amerisafe, Inc.*                                                     1,542        26,600
      Amtrust Financial Services, Inc.                                     1,003        11,444
      Argo Group International Holdings, Ltd.*                             2,241        75,477
      Assured Guaranty, Ltd.                                               8,959       173,984
      Baldwin & Lyons, Inc. - Class B                                        652        15,289
      Citizens, Inc.*                                                      3,457        21,917
      CNA Surety Corp.*                                                    1,048        16,978
      Conseco, Inc.*                                                      15,330        80,636
      Crawford & Co.*                                                      2,037         8,983
      Delphi Financial Group, Inc. - Class A                               3,853        87,193
      Donegal Group, Inc. - Class A                                          750        11,580
      Eastern Insurance Holdings, Inc.                                     1,550        14,772
      eHealth, Inc.*                                                       2,144        31,131
      EMC Insurance Group, Inc.                                              445         9,403
      Employers Holdings, Inc.                                             4,217        65,279
      Enstar Group, Ltd.*                                                    409        25,468
      FBL Financial Group, Inc. - Class A                                  1,233        23,957
      First Acceptance Corp.*                                              1,630         4,401
      First Mercury Financial Corp.                                        1,105        14,719
      Flagstone Reinsurance Holdings, Ltd.                                 2,687        30,309

                                                                          SHARES      VALUE
                                                                         -------   -----------
      FPIC Insurance Group, Inc.*                                            661   $    22,177
      Greenlight Capital Re, Ltd.- Class A*                                1,950        36,660
      Hallmark Financial Services, Inc.*                                   1,217         9,797
      Harleysville Group, Inc.                                             1,069        33,834
      Hilltop Holdings, Inc.*                                              3,691        45,252
      Horace Mann Educators Corp.                                          3,474        48,532
      Independence Holding Co.                                               990         5,821
      Infinity Property & Casualty Corp.                                   1,088        46,218
      Kansas City Life Insurance Co.                                         400        12,456
      Maiden Holdings, Ltd.                                                4,032        29,313
      Max Capital Group, Ltd.                                              3,965        84,732
      Meadowbrook Insurance Group, Inc.                                    4,515        33,411
      Montpelier Re Holdings, Ltd.                                         6,244       101,902
      National Financial Partners Corp.*                                   3,700        32,264
      National Interstate Corp.                                              519         9,083
      National Western Life Insurance Co. - Class A                          145        25,517
      Navigators Group, Inc.*                                              1,026        56,430
      NYMagic, Inc.                                                          624        10,770
      Platinum Underwriters Holdings, Ltd.                                 4,320       154,829
      PMA Capital Corp.*                                                   2,485        14,140
      Presidential Life Corp.                                              2,190        22,688
      ProAssurance Corp.*                                                  2,507       130,840
      RLI Corp.                                                            1,626        85,820
      Safety Insurance Group, Inc.                                         1,214        39,965
      SeaBright Insurance Holdings, Inc.*                                  1,684        19,231
      Selective Insurance Group, Inc.                                      4,273        67,214
      State Auto Financial Corp.                                           1,158        20,763
      Stewart Information Services Corp.                                   1,499        18,543
      The Phoenix Cos., Inc.*                                             10,064        32,708
      Tower Group, Inc.                                                    3,147        76,755
      United America Indemnity, Ltd. - Class A*                            2,979        22,015
      United Fire & Casualty Co.                                           1,595        28,550
      Universal Insurance Holdings, Inc.                                   3,000        15,090
      Zenith National Insurance Corp.                                      3,387       104,658
                                                                                   -----------
                                                                                     2,409,929
                                                                                   -----------
      REAL ESTATE INVESTMENT TRUSTS -- 5.9%
      Acadia Realty Trust                                                  3,175        47,847
      Agree Realty Corp.                                                     749        17,175
      Alexander's, Inc.                                                      176        52,075
      American Campus Communities, Inc.                                    4,095       109,951
      American Capital Agency Corp.                                          898        25,548
      Anthracite Capital, Inc.*                                            5,638         5,920
      Anworth Mortgage Asset Corp.                                         7,921        62,417
      Ashford Hospitality Trust, Inc.*                                     5,090        17,611
      Associated Estates Realty Corp.                                      1,164        11,198
      BioMed Realty Trust, Inc.                                            8,116       112,001
      CapLease Funding, Inc.                                               4,301        17,333
      Capstead Mortgage Corp.                                              4,840        67,324
      Care Investment Trust, Inc.                                          1,180         9,051
      CBL & Associates Properties, Inc.                                   11,290       109,513
      Cedar Shopping Centers, Inc.                                         3,446        22,227
      Cogdell Spencer, Inc.                                                1,127         5,410
      Colonial Properties Trust                                            4,113        40,019
      Cousins Properties, Inc.                                             3,427        28,378
      DCT Industrial Trust, Inc.                                          17,015        86,947

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
INVESTMENTS / SEPTEMBER 30, 2009 (UNAUDITED) -- CONTINUED

                                                                          SHARES      VALUE
                                                                         -------   -----------
      Developers Diversified Realty Corp.                                 11,780   $   108,847
      DiamondRock Hospitality Co.*                                         9,219        74,674
      DuPont Fabros Technology, Inc.*                                      1,815        24,194
      Dynex Capital, Inc.                                                  1,710        14,415
      Eastgroup Properties, Inc.                                           2,034        77,739
      Education Realty Trust, Inc.                                         4,881        28,944
      Entertainment Properties Trust                                       2,869        97,948
      Equity Lifestyle Properties, Inc.                                    1,957        83,740
      Equity One, Inc.                                                     2,702        42,340
      Extra Space Storage, Inc.                                            7,092        74,821
      FelCor Lodging Trust, Inc.                                           6,270        28,403
      First Industrial Realty Trust, Inc.                                  4,042        21,221
      First Potomac Realty Trust                                           2,424        28,021
      Franklin Street Properties Corp.                                     4,587        60,090
      Getty Realty Corp.                                                   1,377        33,792
      Gladstone Commercial Corp.                                           1,100        15,048
      Glimcher Realty Trust                                                3,615        13,267
      Hatteras Financial Corp.                                             2,681        80,376
      Healthcare Realty Trust, Inc.                                        4,956       104,720
      Hersha Hospitality Trust                                             4,218        13,076
      Highwoods Properties, Inc.                                           5,705       179,422
      Home Properties, Inc.                                                2,724       117,377
      Inland Real Estate Corp.                                             6,265        54,881
      Investors Real Estate Trust                                          5,907        53,399
      iStar Financial, Inc.*                                               8,190        24,898
      Kilroy Realty Corp.                                                  3,520        97,645
      Kite Realty Group Trust                                              6,500        27,105
      LaSalle Hotel Properties                                             5,351       105,201
      Lexington Realty Trust                                               7,226        36,853
      LTC Properties, Inc.                                                 1,522        36,589
      Medical Properties Trust, Inc.                                       6,485        50,648
      MFA Mortgage Investments, Inc.                                      22,021       175,287
      Mid-America Apartment Communities, Inc.                              2,530       114,179
      Mission West Properties, Inc.                                        1,485         9,994
      Monmouth Real Estate - Class A                                       1,412         9,828
      National Health Investors, Inc.                                      1,994        63,110
      National Retail Properties, Inc.                                     6,944       149,088
      NorthStar Realty Finance Corp.                                       5,790        20,323
      Omega Healthcare Investors, Inc.                                     6,505       104,210
      One Liberty Properties, Inc.                                            --             1
      Parkway Properties, Inc.                                             1,799        35,440
      Pennsylvania Real Estate Investment Trust                            3,321        25,273
      Post Properties, Inc.                                                3,571        64,278
      Potlatch Corp.                                                       3,071        87,370
      PS Business Parks, Inc.                                              1,419        72,823
      RAIT Financial Trust                                                 5,741        16,879
      Ramco-Gershenson Properties Trust                                    1,124        10,026
      Redwood Trust, Inc.                                                  6,469       100,269
      Resource Capital Corp.                                               2,752        14,971
      Saul Centers, Inc.                                                     628        20,159
      Sovran Self Storage, Inc.                                            1,937        58,943
      Strategic Hotels & Resources, Inc.*                                  6,380        16,524
      Sun Communities, Inc.                                                1,141        24,554
      Sunstone Hotel Investors, Inc.*                                      6,184        43,906
      Tanger Factory Outlet Centers, Inc.                                  3,382       126,284
      Transcontinental Realty Investors, Inc.*                               380         4,446
      U-Store-It Trust                                                     7,014        43,837

                                                                          SHARES      VALUE
                                                                         -------   -----------
      Universal Health Realty Income Trust                                   877   $    28,546
      Urstadt Biddle Properties, Inc. - Class A                            1,585        23,125
      Walter Investment Management Corp.                                   1,610        25,792
      Washington Real Estate Investment Trust                              4,602       132,538
      Winthrop Realty Trust                                                  990         9,643
                                                                                   -----------
                                                                                     4,289,285
                                                                                   -----------
      REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.2%
      Avatar Holdings, Inc.*                                                 512         9,728
      China Housing & Land Development, Inc.*                              3,300        12,705
      Consolidated Tomoka Land Co.                                           320        12,256
      Forestar Real Estate Group, Inc*                                     2,998        51,505
      Tejon Ranch Co.*                                                     1,198        30,765
                                                                                   -----------
                                                                                       116,959
                                                                                   -----------
      THRIFTS & MORTGAGE FINANCE -- 1.3%
      Abington Bancorp, Inc.                                               1,867        14,451
      Astoria Financial Corp.                                              7,090        78,274
      Bank Mutual Corp.                                                    3,831        33,866
      BankFinancial Corp.                                                  1,661        15,912
      Beneficial Mutual Bancorp, Inc.*                                     2,557        23,345
      Berkshire Hills Bancorp, Inc.                                        1,111        24,375
      Brookline Bancorp, Inc.                                              4,778        46,442
      Brooklyn Federal Bancorp, Inc.                                         700         8,540
      Clifton Savings Bancorp, Inc.                                          405         3,969
      Danvers Bancorp, Inc.                                                1,001        13,604
      Dime Community Bancshares                                            1,893        21,637
      Doral Financial Corp.*                                               1,568         5,802
      ESB Financial Corp.                                                  1,420        19,014
      First Defiance Financial Corp.                                       1,040        15,506
      First Financial Holdings, Inc.                                         964        15,395
      First Financial Northwest, Inc.                                      1,927        11,215
      Flushing Financial Corp.                                             1,824        20,794
      Fox Chase Bancorp, Inc.*                                               917         9,188
      Home Federal Bancorp, Inc.                                             323         3,689
      Kearny Financial Corp.                                               1,319        13,744
      Kentucky First Federal Bancorp.                                        340         4,247
      Meridian Interstate Bancorp, Inc.*                                   1,140         9,690
      MGIC Investment Corp.*                                              10,280        76,175
      NewAlliance Bancshares, Inc.                                         7,905        84,583
      Northwest Bancorp, Inc.                                              1,383        31,588
      OceanFirst Financial Corp.                                             798         9,257
      Ocwen Financial Corp.*                                               4,786        54,177
      Oritani Financial Corp.                                                756        10,312
      Provident Financial Services, Inc.                                   5,355        55,103
      Provident New York Bancorp                                           3,234        30,885
      Prudential BanCorp., Inc. of Pennsylvania                              470         4,719
      Radian Group, Inc.                                                   6,676        70,632
      Rockville Financial, Inc.                                              773         8,310
      Roma Financial Corp.                                                   767         9,534
      The PMI Group, Inc.                                                  5,800        24,650
      TrustCo Bank Corp.                                                   5,494        34,337
      United Financial Bancorp, Inc.                                       1,880        21,770
      ViewPoint Financial Group                                              601         8,438
      Westfield Financial, Inc.                                            2,324        19,684

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
INVESTMENTS / SEPTEMBER 30, 2009 (UNAUDITED) -- CONTINUED

                                                                          SHARES      VALUE
                                                                         -------   -----------
      WSFS Financial Corp.                                                   508   $    13,533
                                                                                   -----------
                                                                                       980,386
                                                                                   -----------
   TOTAL FINANCIALS                                                                 14,690,603
                                                                                   -----------
   HEALTH CARE -- 13.8%
      BIOTECHNOLOGY -- 3.9%
      Acorda Therapeutics, Inc.*                                           2,693        62,693
      Affymax, Inc.*                                                         855        20,426
      Alkermes, Inc.*                                                      6,973        64,082
      Allos Therapeutics, Inc.*                                            6,068        43,993
      Alnylam Pharmaceuticals, Inc.*                                       3,038        68,902
      AMAG Pharmaceuticals, Inc.*                                          1,390        60,715
      Amicus Therapeutics, Inc.*                                           1,880        16,450
      Arena Pharmaceuticals, Inc.*                                         6,710        29,994
      Ariad Pharmaceuticals, Inc.*                                        11,580        25,708
      ArQule, Inc.*                                                        2,610        11,849
      Array Biopharma, Inc.*                                               2,963         7,052
      AVI BioPharma, Inc.*                                                 2,300         3,956
      BioCryst Pharmaceuticals, Inc.*                                      2,490        20,518
      Biospecifics Technologies Corp.*                                       150         4,801
      Celera Corp.*                                                        6,033        37,586
      Cell Therapeutics, Inc.*                                            40,310        49,581
      Celldex Therapeutics, Inc.*                                            973         5,342
      Cepheid, Inc.*                                                       4,137        54,691
      Chelsea Therapeutics International, Inc.*                            4,770        11,973
      Clinical Data, Inc.*                                                   845        14,086
      Cubist Pharmaceuticals, Inc.*                                        4,562        92,152
      Curis, Inc.*                                                         2,180         5,101
      Cytokinetics, Inc.*                                                  3,020        15,976
      Cytori Therapeutics, Inc.*                                           1,467         5,795
      Dyax Corp.*                                                          7,101        25,493
      Emergent Biosolutions, Inc.*                                         1,451        25,625
      Enzon Pharmaceuticals, Inc.*                                         3,552        29,304
      Exelixis, Inc.*                                                      9,162        58,453
      Facet Biotech Corp.*                                                 1,681        29,064
      Genomic Health, Inc.*                                                1,270        27,762
      Geron Corp.*                                                         6,187        40,587
      GTx, Inc.*                                                           1,098        14,054
      Halozyme Therapeutics, Inc.*                                         5,721        40,676
      Hemispherx Biopharma, Inc.*                                          9,290        18,580
      Human Genome Sciences, Inc.*                                        13,620       256,328
      Idenix Pharmaceuticals, Inc.*                                        1,712         5,290
      Idera Pharmaceuticals, Inc.*                                         1,334         9,885
      Immunogen, Inc.*                                                     4,088        33,154
      Immunomedics, Inc.*                                                  5,910        32,623
      Incyte Corp.*                                                        6,117        41,290
      Infinity Pharmaceuticals, Inc.*                                      2,710        16,883
      Insmed, Inc.*                                                       17,780        14,580
      InterMune, Inc.*                                                     2,956        47,089
      Isis Pharmaceuticals, Inc.*                                          6,812        99,251
      Lexicon Pharmaceuticals, Inc.*                                       8,740        18,616
      Ligand Pharmaceuticals, Inc.- Class B*                               9,151        21,139
      MannKind Corp.*                                                      4,797        47,250
      Martek Bioscience Corp.*                                             2,356        53,222
      Maxygen, Inc.*                                                       1,716        11,480
      Medivation, Inc.*                                                    2,341        63,535
      Metabolix, Inc.*                                                     1,156        11,884
      Micromet, Inc.*                                                      4,550        30,303
      Molecular Insight Pharmaceuticals, Inc.*                             2,540        14,046

                                                                          SHARES      VALUE
                                                                         -------   -----------
      Momenta Pharmaceuticals, Inc.*                                       2,980   $    31,618
      Myriad Pharmaceuticals, Inc.*                                        1,881        11,023
      Nabi Biopharmaceuticals*                                             4,188        15,035
      Nanosphere, Inc.*                                                    1,299         9,301
      Neurocrine Biosciences, Inc.*                                        3,017         9,202
      Novavax, Inc.*                                                       5,273        20,881
      NPS Pharmaceuticals, Inc.*                                           3,012        12,108
      OncoGenex Pharmaceutical, Inc.*                                        240         8,640
      Onyx Pharmaceuticals, Inc.*                                          5,174       155,065
      Opko Health, Inc.*                                                   6,200        14,136
      Orexigen Therapeutics, Inc.*                                         1,905        18,764
      Osiris Therapeutics, Inc.*                                           1,494         9,950
      PDL BioPharma, Inc.                                                 10,476        82,551
      Pharmasset, Inc.*                                                    1,538        32,513
      Poniard Pharmaceuticals, Inc.*                                       1,440        10,771
      Progenics Pharmaceuticals, Inc.*                                     1,706         8,939
      Protalix BioTherapeutics, Inc.*                                      3,160        26,102
      Regeneron Pharmaceuticals, Inc.*                                     4,642        89,591
      Repligen Corp.*                                                      3,750        18,787
      Rigel Pharmaceuticals, Inc.*                                         3,531        28,954
      Sangamo Biosciences, Inc.*                                           2,895        23,768
      Savient Pharmaceuticals, Inc.*                                       4,938        75,058
      Sciclone Pharmaceuticals, Inc.*                                      1,900         8,094
      Seattle Genetics, Inc.*                                              7,125        99,964
      SIGA Technologies, Inc.*                                             2,580        20,356
      Spectrum Pharmaceuticals, Inc.*                                      3,860        25,978
      StemCells, Inc.*                                                    11,150        18,174
      Synta Pharmaceuticals Corp.*                                         2,000         6,200
      Theravance, Inc.*                                                    4,266        62,454
      Vanda Pharmaceuticals, Inc.*                                         2,190        25,492
      Vical, Inc.*                                                         1,900         8,094
      Zymogenetics, Inc.*                                                  2,575        15,553
                                                                                   -----------
                                                                                     2,873,984
                                                                                   -----------
      HEALTH CARE EQUIPMENT & SUPPLIES -- 3.6%
      Abaxis, Inc.*                                                        1,881        50,317
      Abiomed, Inc.*                                                       2,082        20,216
      AccuRay, Inc.*                                                       3,180        20,670
      Align Technology, Inc.*                                              4,611        65,568
      Alphatec Holdings, Inc.*                                             1,850         8,510
      American Medical Systems Holdings, Inc.*                             5,624        95,158
      Analogic Corp.                                                       1,048        38,797
      AngioDynamics, Inc.*                                                 1,729        23,826
      Aspect Medical Systems, Inc.*                                        1,350        16,173
      Atrion Corp.                                                           190        27,436
      ATS Medical, Inc.*                                                   2,990         8,013
      Bovie Medical Corp.*                                                 2,160        16,956
      Cantel Medical Corp.*                                                1,044        15,723
      Cardiac Science Corp.*                                               1,667         6,668
      Conceptus, Inc.*                                                     2,371        43,958
      Conmed Corp.*                                                        2,223        42,615
      Cryolife, Inc.*                                                      1,550        12,354
      Cyberonics, Inc.*                                                    2,780        44,313
      Cynosure, Inc.- Class A*                                               603         7,025
      Delcath Systems, Inc.*                                               2,950        14,485
      DexCom, Inc.*                                                        3,393        26,906
      Electro-Optical Sciences, Inc.*                                      2,310        22,130
      Endologix, Inc.*                                                     3,030        18,756
      ev3, Inc.*                                                           6,195        76,260
      Exactech, Inc.*                                                        622         9,790
      Greatbatch, Inc.*                                                    1,901        42,715
      Haemonetics Corp.*                                                   2,585       145,070

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
INVESTMENTS / SEPTEMBER 30, 2009 (UNAUDITED) -- CONTINUED

                                                                          SHARES      VALUE
                                                                         -------   -----------
      Hansen Medical, Inc.*                                                1,503   $     5,261
      HeartWare International, Inc.*                                         390        11,696
      I-Flow Corp.*                                                        2,277        25,935
      ICU Medical, Inc.*                                                   1,117        41,173
      Immucor, Inc.*                                                       5,669       100,341
      Insulet Corp.*                                                       1,551        17,418
      Integra LifeSciences Holdings Corp.*                                 1,627        55,562
      Invacare Corp.                                                       2,134        47,546
      IRIS International, Inc.*                                            1,005        11,357
      Kensey Nash Corp.*                                                     558        16,154
      MAKO Surgical Corp.*                                                   660         5,782
      Masimo Corp.*                                                        3,931       102,992
      Medical Action Industries, Inc.*                                     1,124        13,567
      Meridian Bioscience, Inc.                                            2,904        72,629
      Merit Medical Systems, Inc.*                                         2,522        43,706
      Micrus Endovascular Corp.*                                             929        12,031
      Natus Medical, Inc.*                                                 2,223        34,301
      Neogen Corp.*                                                        1,409        45,497
      NuVasive, Inc.*                                                      2,840       118,598
      NxStage Medical, Inc.*                                               2,581        17,267
      OraSure Technologies, Inc.*                                          3,287         9,532
      Orthofix International N.V.*                                         1,421        41,763
      Orthovita, Inc.*                                                     3,708        16,278
      Palomar Medical Technologies, Inc.*                                  1,403        22,743
      Quidel Corp.*                                                        1,627        26,406
      Rochester Medical Corp.*                                             1,660        19,986
      Rockwell Medical Technologies, Inc.*                                   580         4,512
      RTI Biologics, Inc.*                                                 4,000        17,400
      Sirona Dental Systems, Inc.*                                         1,232        36,652
      Somanetics Corp.*                                                      632        10,188
      SonoSite, Inc.*                                                      1,415        37,441
      Spectranetics Corp.*                                                 2,018        12,935
      Stereotaxis, Inc.*                                                   2,246        10,017
      STERIS Corp.                                                         4,900       149,205
      SurModics, Inc.*                                                       960        23,616
      Symmetry Medical, Inc.*                                              2,878        29,845
      Synovis Life Technologies, Inc.*                                       634         8,749
      Thoratec Corp.*                                                      4,086       123,683
      TomoTherapy, Inc.*                                                   4,263        18,459
      TranS1, Inc.*                                                          847         4,074
      Utah Medical Products, Inc.                                            630        18,472
      Vascular Solutions, Inc.*                                              720         5,954
      Volcano Corp.*                                                       4,249        71,468
      West Pharmaceutical Services, Inc.                                   2,618       106,317
      Wright Medical Group, Inc.*                                          3,110        55,545
      Young Innovations, Inc.                                                770        20,259
      Zoll Medical Corp.*                                                  1,833        39,446
                                                                                   -----------
                                                                                     2,660,166
                                                                                   -----------
      HEALTH CARE PROVIDERS & SERVICES -- 3.4%
      Air Methods Corp.*                                                     781        25,437
      Alliance Imaging, Inc.*                                                410         2,321
      Allied Healthcare International, Inc.*                               5,710        15,988
      Allion Healthcare, Inc.*                                               410         2,399
      Almost Family, Inc.*                                                   548        16,303
      Amedisys, Inc.*                                                      2,046        89,267
      America Service Group, Inc.                                          1,280        21,171
      American Dental Partners, Inc.*                                      1,800        25,200
      AMERIGROUP Corp.*                                                    4,178        92,626

                                                                          SHARES      VALUE
                                                                         -------   -----------
      AMN Healthcare Services, Inc.*                                       2,568   $    24,422
      AmSurg Corp.*                                                        2,550        54,136
      Assisted Living Concepts, Inc.*                                        752        15,581
      Bio-Reference Labs, Inc.*                                            1,209        41,590
      BioScrip, Inc.*                                                      3,990        26,972
      Capital Senior Living Corp.*                                         2,468        15,055
      CardioNet, Inc.*                                                     1,800        12,096
      Catalyst Health Solutions, Inc.*                                     2,626        76,548
      Centene Corp.*                                                       4,127        78,165
      Chemed Corp.                                                         1,715        75,271
      Chindex International, Inc.*                                           861        10,831
      Clarient, Inc.*                                                        670         2,821
      Corvel Corp.*                                                          410        11,644
      Cross Country Healthcare, Inc.*                                      2,414        22,474
      Emergency Medical Services Corp. - Class A*                            892        41,478
      Emeritus Corp.*                                                      1,436        31,520
      Genoptix, Inc.*                                                      1,655        57,561
      Gentiva Health Services, Inc.*                                       1,957        48,945
      Hanger Orthopedic Group, Inc.*                                       2,653        36,797
      Health Grades, Inc.*                                                 1,760         8,712
      HealthSouth Corp.*                                                   7,044       110,168
      Healthspring, Inc.*                                                  3,173        38,869
      Healthways, Inc.*                                                    2,910        44,581
      HMS Holdings Corp.*                                                  1,959        74,893
      inVentiv Health, Inc.*                                               2,397        40,102
      IPC The Hospitalist Co., Inc.*                                       1,520        47,804
      Kindred Healthcare, Inc.*                                            3,239        52,569
      Landauer, Inc.                                                         626        34,417
      LCA - Vision, Inc.*                                                  1,950        13,670
      LHC Group, Inc.*                                                     1,397        41,812
      Magellan Health Services, Inc.*                                      2,905        90,229
      Medcath Corp.*                                                       1,454        12,752
      Molina Healthcare, Inc.*                                             1,088        22,511
      MWI Veterinary Supply, Inc.*                                           900        35,955
      National HealthCare Corp.                                              976        36,395
      Nighthawk Radiology Holdings, Inc.*                                  2,522        18,234
      Odyssey Healthcare, Inc.*                                            2,633        32,912
      Owens & Minor, Inc.                                                  3,511       158,873
      PharMerica Corp.*                                                    2,289        42,507
      Providence Service Corp.*                                            1,280        14,925
      PSS World Medical, Inc.*                                             5,102       111,377
      Psychiatric Solutions, Inc.*                                         4,947       132,382
      RadNet, Inc.*                                                        3,431         8,886
      RehabCare Group, Inc.*                                               1,502        32,578
      Res-Care, Inc.*                                                      2,075        29,486
      Skilled Healthcare Group, Inc.- Class A*                             1,569        12,599
      Sun Healthcare Group, Inc.*                                          2,620        22,637
      Sunrise Senior Living, Inc.*                                         1,330         4,030
      The Ensign Group, Inc.                                                 569         7,983
      Triple-S Management Corp.- Class B*                                  1,271        21,315
      U.S. Physical Therapy, Inc.*                                           812        12,237
      Universal American Corp.*                                            2,473        23,296
      Virtual Radiologic Corp.*                                              280         3,648
      WellCare Health Plans, Inc.*                                         3,400        83,810
                                                                                   -----------
                                                                                     2,453,773
                                                                                   -----------
      HEALTH CARE TECHNOLOGY -- 0.7%
      AMICAS, Inc.*                                                          730         2,628
      Athenahealth, Inc.*                                                  2,830       108,587

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
INVESTMENTS / SEPTEMBER 30, 2009 (UNAUDITED) -- CONTINUED

                                                                          SHARES      VALUE
                                                                         -------   -----------
      Computer Programs & Systems, Inc.                                      883   $    36,565
      Eclipsys Corp.*                                                      4,361        84,167
      MedAssets, Inc.*                                                     3,299        74,458
      Merge Healthcare, Inc.*                                              1,000         4,110
      Omnicell, Inc.*                                                      1,668        18,582
      Phase Forward, Inc.*                                                 3,643        51,148
      Quality Systems, Inc.                                                1,888       116,244
      Transcend Services, Inc.*                                              340         5,940
      Vital Images, Inc.*                                                  1,210        15,149
                                                                                   -----------
                                                                                       517,578
                                                                                   -----------
      LIFE SCIENCES TOOLS & SERVICES -- 0.8%
      Accelrys, Inc.*                                                      2,562        14,860
      Affymetrix, Inc.*                                                    5,874        51,574
      Albany Molecular Research, Inc.*                                     1,747        15,129
      Bruker Corp.*                                                        4,056        43,277
      Cambrex Corp.*                                                       2,214        13,948
      Dionex Corp.*                                                        1,565       101,678
      Enzo Biochem, Inc.*                                                  2,252        15,944
      eResearch Technology, Inc.*                                          2,783        19,481
      Kendle International, Inc.*                                            866        14,480
      Life Sciences Research, Inc.*                                          521         4,147
      Luminex, Corp.*                                                      3,668        62,356
      Paraxel International Corp.*                                         4,729        64,267
      Sequenom, Inc.*                                                      5,148        16,628
      Varian, Inc.*                                                        2,186       111,617
                                                                                   -----------
                                                                                       549,386
                                                                                   -----------
      PHARMACEUTICALS -- 1.4%
      Acura Pharmaceuticals, Inc.*                                         1,700         8,687
      Adolor Corp.*                                                        2,670         4,245
      Ardea Biosciences, Inc.*                                             1,156        21,178
      Auxilium Pharmaceuticals, Inc.*                                      3,311       113,269
      AVANIR Pharmaceuticals, Inc. - Class A*                              1,480         3,078
      Biodel, Inc.*                                                        1,021         5,483
      Biomimetic Therapeutics, Inc.*                                         839        10,244
      BMP Sunstone Corp.*                                                  1,953         7,949
      Cadence Pharmaceuticals, Inc.*                                       1,939        21,445
      Caraco Pharmaceutical Laboratories, Ltd.*                            1,004         5,110
      Cypress Bioscience, Inc.*                                            2,574        21,030
      Depomed, Inc.*                                                       4,260        18,616
      Discovery Laboratories, Inc.*                                        3,580         4,869
      Durect Corp.*                                                        5,105        13,630
      Hi-Tech Pharmacal Co., Inc.*                                           300         6,732
      Impax Laboratories, Inc.*                                            3,870        33,824
      Inspire Pharmaceuticals, Inc.*                                       5,754        30,036
      ISTA Pharmaceuticals, Inc.*                                            750         3,345
      Javelin Pharmaceuticals, Inc.*                                       7,550        14,723
      KV Pharmaceutical Co. - Class A*                                     4,263        13,087
      MAP Pharmaceuticals, Inc.*                                             284         2,971
      Matrixx Initiatives, Inc.*                                             530         3,010
      Medicis Pharmaceutical Corp. - Class A                               4,687       100,068
      Nektar Therapeutics*                                                 7,372        71,803
      Obagi Medical Products, Inc.*                                          870        10,092
      Optimer Pharmaceuticals, Inc.*                                       2,365        31,999
      Pain Therapeutics, Inc.*                                             1,910         9,665
      Par Pharmaceutical Cos., Inc.*                                       2,600        55,926
      Pozen, Inc.*                                                         2,105        15,493
      Questcor Pharmaceuticals, Inc.*                                      5,289        29,195

                                                                          SHARES      VALUE
                                                                         -------   -----------
      Salix Pharmaceuticals, Ltd.*                                         3,747   $    79,661
      Santarus, Inc.*                                                      6,610        21,747
      Sucampo Pharmaceuticals, Inc.- Class A*                                892         5,200
      SuperGen, Inc.*                                                      7,290        19,464
      The Medicines Co.*                                                   4,299        47,332
      ViroPharma, Inc.*                                                    6,274        60,356
      Vivus, Inc.*                                                         5,806        60,673
      XenoPort, Inc.*                                                      2,324        49,339
                                                                                   -----------
                                                                                     1,034,574
                                                                                   -----------
   TOTAL HEALTH CARE                                                                10,089,461
                                                                                   -----------
   INDUSTRIALS -- 15.5%
      AEROSPACE & DEFENSE -- 1.7%
      AAR Corp.*                                                           2,976        65,293
      Aerovironment, Inc.*                                                 1,074        30,169
      American Science & Engineering, Inc.                                   694        47,220
      Applied Signal Technology, Inc.                                      1,276        29,692
      Argon ST, Inc.*                                                        757        14,421
      Ascent Solar Technologies, Inc.*                                     2,850        21,489
      Ceradyne, Inc.*                                                      1,872        34,314
      Cubic Corp.                                                          1,308        51,627
      Curtiss-Wright Corp.                                                 3,676       125,462
      DigitalGlobe, Inc.*                                                  1,340        29,976
      Ducommun, Inc.                                                       1,194        22,578
      DynCorp International, Inc. - Class A*                               1,878        33,804
      Esterline Technologies Corp.*                                        2,427        95,163
      GenCorp, Inc.*                                                       3,309        17,736
      HEICO Corp.                                                          1,723        74,709
      Herley Industries, Inc.*                                             1,153        15,047
      Hexcel Corp.*                                                        8,043        92,012
      Ladish Co., Inc.*                                                    1,340        20,274
      LMI Aerospace, Inc.*                                                   657         6,590
      Moog, Inc. - Class A*                                                3,536       104,312
      Orbital Sciences Corp.*                                              4,381        65,584
      Stanley, Inc.*                                                       1,042        26,800
      Taser International, Inc.*                                           5,621        26,531
      Teledyne Technologies, Inc.*                                         3,174       114,232
      Triumph Group, Inc.                                                  1,280        61,427
                                                                                   -----------
                                                                                     1,226,462
                                                                                   -----------
      AIR FREIGHT & LOGISTICS -- 0.3%
      Air Transport Services Group, Inc.*                                  5,960        20,622
      Atlas Air Worldwide Holdings, Inc.*                                  1,134        36,254
      Dynamex, Inc.*                                                         500         8,165
      Forward Air Corp.                                                    2,141        49,564
      Hub Group, Inc. - Class A*                                           2,992        68,367
      Pacer International, Inc.                                            2,615        10,094
                                                                                   -----------
                                                                                       193,066
                                                                                   -----------
      AIRLINES -- 0.8%
      AirTran Holdings, Inc.*                                              9,562        59,762
      Alaska Air Group, Inc.*                                              2,907        77,879
      Allegiant Travel Co.*                                                1,174        44,718
      Hawaiian Holdings, Inc.*                                             4,123        34,056
      JetBlue Airways Corp.*                                              20,324       121,537
      Republic Airways Holdings, Inc.*                                     3,021        28,186
      SkyWest, Inc.                                                        4,663        77,313
      UAL Corp.*                                                          11,482       105,864

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
INVESTMENTS / SEPTEMBER 30, 2009 (UNAUDITED) -- CONTINUED

                                                                          SHARES      VALUE
                                                                         -------   -----------
      US Airways Group, Inc.*                                             13,156   $    61,833
                                                                                   -----------
                                                                                       611,148
                                                                                   -----------
      BUILDING PRODUCTS -- 0.5%
      AAON, Inc.                                                             922        18,514
      American Woodmark Corp.                                                645        12,474
      Ameron International Corp.                                             727        50,875
      Apogee Enterprises, Inc.                                             2,037        30,596
      Builders FirstSource, Inc.*                                          2,760        12,034
      Gibraltar Industries, Inc.                                           2,250        29,858
      Griffon Corp.*                                                       3,599        36,242
      Insteel Industries, Inc.                                             1,260        15,057
      NCI Building Systems, Inc.*                                          1,690         5,408
      Quanex Building Products Corp.                                       2,783        39,964
      Simpson Manufacturing Co., Inc.                                      2,671        67,469
      Trex Co., Inc.*                                                      1,129        20,548
      Universal Forest Products, Inc.                                      1,416        55,875
                                                                                   -----------
                                                                                       394,914
                                                                                   -----------
      COMMERCIAL SERVICES & SUPPLIES -- 2.5%
      ABM Industries, Inc.                                                 3,729        78,458
      ACCO Brands Corp.*                                                   4,800        34,656
      American Ecology Corp.                                               1,674        31,304
      American Reprographics Co.*                                          4,228        40,251
      AMREP Corp.*                                                           277         3,656
      APAC Customer Services, Inc.*                                        2,750        16,253
      ATC Technology Corp.*                                                1,779        35,153
      Bowne & Co., Inc.                                                    2,839        21,860
      Cenveo, Inc.*                                                        5,163        35,728
      Clean Harbors, Inc.*                                                 1,667        93,786
      Consolidated Graphics, Inc.*                                           752        18,762
      Cornell Cos., Inc.*                                                    843        18,917
      Courier Corp.                                                          824        12,484
      Deluxe Corp.                                                         3,775        64,553
      Energy Solutions, Inc.                                               6,061        55,883
      EnerNOC, Inc.*                                                       1,094        36,277
      Ennis, Inc.                                                          1,949        31,437
      Fuel Tech, Inc.*                                                     1,231        13,787
      G & K Services, Inc. - Class A                                       1,574        34,880
      GeoEye, Inc.*                                                        1,599        42,853
      Healthcare Services Group, Inc.                                      3,890        71,420
      Herman Miller, Inc.                                                  4,085        69,077
      HNI Corp.                                                            4,083        96,359
      Innerworkings, Inc.*                                                 1,930         9,534
      Interface, Inc. - Class A                                            4,185        34,736
      Kimball International, Inc. - Class B                                2,860        21,822
      Knoll, Inc.                                                          4,952        51,649
      M&F Worldwide Corp.*                                                 1,083        21,920
      McGrath RentCorp                                                     1,520        32,330
      Metalico, Inc.*                                                      1,773         7,393
      Mine Safety Appliances Co.                                           2,263        62,255
      Mobile Mini, Inc.*                                                   2,938        51,004
      Multi-Color Corp.                                                      681        10,508
      North American Galvanizing & Coating, Inc.*                          2,520        15,296
      Perma-Fix Environmental Services*                                    1,260         2,948
      Rollins, Inc.                                                        3,881        73,157
      Schawk, Inc.                                                         1,303        15,206
      Standard Parking Corp.*                                                568         9,934
      Standard Register Co.                                                1,208         7,103
      Steelcase, Inc. -  Class A                                           5,990        37,198

                                                                          SHARES      VALUE
                                                                         -------   -----------
      Sykes Enterprises, Inc.*                                             2,902   $    60,420
      Team, Inc.*                                                            924        15,662
      Tetra Tech, Inc.*                                                    4,944       131,164
      The GEO Group, Inc.*                                                 4,193        84,573
      United Stationers, Inc.*                                             1,909        90,888
      Viad Corp.                                                           1,265        25,186
      Waste Services, Inc.*                                                1,897         8,764
                                                                                   -----------
                                                                                     1,838,444
                                                                                   -----------
      CONSTRUCTION & ENGINEERING -- 0.9%
      Argan, Inc.*                                                            70           941
      Comfort Systems USA, Inc.                                            2,501        28,987
      Dycom Industries, Inc.*                                              3,277        40,307
      EMCOR Group, Inc.*                                                   5,282       133,740
      Furmanite Corp.*                                                     2,481        10,693
      Granite Construction, Inc.                                           2,760        85,394
      Great Lakes Dredge & Dock Corp.                                      3,486        24,332
      Insituform Technologies, Inc. - Class A*                             3,143        60,157
      Integrated Electrical Services, Inc.*                                  696         5,603
      Layne Christensen Co.*                                               1,550        49,677
      MasTec, Inc.*                                                        4,024        48,892
      Michael Baker Corp.*                                                   614        22,313
      MYR Group, Inc.*                                                     1,550        32,690
      Northwest Pipe Co.*                                                    861        28,869
      Orion Marine Group, Inc.*                                            2,288        46,996
      Pike Electric Corp.*                                                 1,200        14,376
      Sterling Construction Co., Inc.*                                       675        12,089
      Tutor Perini Corp.*                                                  2,171        46,242
                                                                                   -----------
                                                                                       692,298
                                                                                   -----------
      ELECTRICAL EQUIPMENT -- 2.2%
      Acuity Brands, Inc.                                                  3,573       115,086
      Advanced Battery Technologies, Inc.*                                 3,809        16,531
      American Superconductor Corp.*                                       3,545       118,899
      AZZ, Inc.*                                                             957        38,443
      Baldor Electric Co.                                                  3,877       105,997
      Belden, Inc.                                                         3,924        90,644
      Brady Corp. - Class A                                                3,789       108,820
      Broadwind Energy, Inc.*                                              2,530        19,962
      China BAK Battery, Inc.*                                             2,544        12,593
      Encore Wire Corp.                                                    1,487        33,220
      Ener1, Inc.*                                                         3,580        24,774
      Energy Conversion Devices, Inc.*                                     4,085        47,304
      EnerSys, Inc.*                                                       3,197        70,718
      Evergreen Solar, Inc.*                                              12,477        23,956
      Franklin Electric Co., Inc.                                          1,936        55,505
      FuelCell Energy, Inc.*                                               4,724        20,171
      Fushi Copperweld, Inc.*                                              1,190        10,067
      GrafTech International, Ltd.*                                       10,274       151,028
      GT Solar International, Inc.*                                        2,544        14,781
      Harbin Electric, Inc.*                                               1,511        25,506
      II-VI, Inc.*                                                         1,897        48,260
      LaBarge, Inc.*                                                         771         8,674
      LSI Industries, Inc.                                                 1,623        10,793
      Microvision, Inc.*                                                   6,120        33,721
      Orion Energy Systems , Inc*                                          1,038         3,249
      Polypore International, Inc.*                                        1,437        18,552
      Powell Industries, Inc.*                                               709        27,218
      Power-One, Inc.*                                                     5,330        10,393
      PowerSecure International, Inc.*                                       746         5,058
      Preformed Line Products Co.                                            194         7,770

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
INVESTMENTS / SEPTEMBER 30, 2009 (UNAUDITED) -- CONTINUED

                                                                          SHARES      VALUE
                                                                         -------   -----------
      Regal-Beloit Corp.                                                   2,767   $   126,479
      Satcon Technology Corp.*                                             1,800         3,078
      Smith (A.O.) Corp.                                                   1,589        60,541
      Ultralife Corp.*                                                       837         5,072
      Valence Technology, Inc.*                                            4,230         7,614
      Vicor Corp.*                                                         1,799        13,888
      Woodward Governor Co.                                                4,991       121,082
                                                                                   -----------
                                                                                     1,615,447
                                                                                   -----------
      INDUSTRIAL CONGLOMERATES -- 0.3%
      Otter Tail Corp.                                                     2,838        67,913
      Raven Industries, Inc.                                               1,301        34,776
      Seaboard Corp.                                                          27        35,100
      Standex International Corp.                                            918        18,204
      Tredegar Industries Corp.                                            1,918        27,811
                                                                                   -----------
                                                                                       183,804
                                                                                   -----------
      MACHINERY -- 2.7%
      3-D Systems Corp.*                                                   1,445        13,337
      Actuant Corp. - Class A                                              5,810        93,309
      Alamo Group, Inc.                                                      769        12,150
      Albany International Corp. - Class A                                 2,170        42,098
      Altra Holdings, Inc.*                                                1,663        18,609
      American Railcar Industries, Inc.                                      589         6,249
      Ampco-Pittsburgh Corp.                                                 586        15,582
      Astec Industries, Inc.*                                              1,421        36,193
      Badger Meter, Inc.                                                   1,218        47,124
      Barnes Group, Inc.                                                   3,755        64,173
      Blount International, Inc.*                                          2,970        28,126
      Briggs & Stratton Corp.                                              3,748        72,749
      Cascade Corp.                                                          613        16,392
      Chart Industries, Inc.*                                              2,339        50,499
      China Fire & Security Group, Inc.*                                   1,071        20,563
      CIRCOR International, Inc.                                           1,418        40,073
      Clarcor, Inc.                                                        3,878       121,614
      Colfax Corp.*                                                        2,945        31,305
      Columbus McKinnon Corp.*                                             1,635        24,770
      Dynamic Materials Corp.                                                835        16,667
      Energy Recovery, Inc.*                                               4,249        24,729
      EnPro Industries, Inc.*                                              1,557        35,593
      ESCO Technologies, Inc.*                                             2,262        89,123
      Federal Signal Corp.                                                 3,989        28,681
      Flander Corp.*                                                       2,740        14,138
      Flow International, Corp.*                                           1,441         3,732
      Force Protection, Inc.*                                              6,684        36,495
      FreightCar America, Inc.                                               913        22,186
      Graham Corp.                                                           495         7,697
      Greenbrier Cos., Inc.                                                1,730        20,258
      Hurco Cos., Inc.*                                                      569         9,719
      John Bean Technologies Corp.                                         2,180        39,611
      K-Tron International, Inc.*                                            131        12,473
      Kadant, Inc.*                                                        1,164        14,119
      Kaydon Corp.                                                         2,752        89,220
      L.B. Foster Co.- Class A*                                              856        26,176
      Lindsay Corp.                                                          988        38,907
      Met-Pro Corp.                                                          770         7,461
      Middleby Corp.*                                                      1,394        76,684
      Mueller Industries, Inc.                                             2,756        65,786
      Mueller Water Products, Inc. - Class A                              10,370        56,828
      NACCO Industries, Inc. - Class A                                       506        30,395
      Nordson Corp.                                                        2,767       155,201

                                                                          SHARES      VALUE
                                                                         -------   -----------
      Omega Flex, Inc.                                                       150   $     2,516
      PMFG, Inc.*                                                          1,247        16,036
      RBC Bearings, Inc.*                                                  1,797        41,924
      Robbins & Myers, Inc.                                                2,123        49,848
      Sauer-Danfoss, Inc.                                                  1,244         9,541
      Sun Hydraulics Corp.                                                   665        14,005
      Tecumseh Products Co. - Class A*                                     1,442        16,338
      Tennant Co.                                                          1,521        44,200
      The Gorman-Rupp Co.                                                  1,150        28,646
      Titan International, Inc.                                            2,835        25,232
      TriMas Corp.*                                                          790         4,029
      Twin Disc, Inc.                                                        833        10,388
      Watts Water Technologies, Inc. - Class A                             2,264        68,486
                                                                                   -----------
                                                                                     2,007,983
                                                                                   -----------
      MARINE -- 0.2%
      American Commercial Lines, Inc.*                                       564        16,424
      Eagle Bulk Shipping, Inc.                                            7,418        38,054
      Genco Shipping & Trading, Ltd.                                       2,069        42,994
      Horizon Lines, Inc. - Class A                                        2,278        14,465
      International Shipholding Corp.                                        375        11,554
      TBS International, Ltd. - Class A*                                     634         5,516
      Ultrapetrol Bahamas, Ltd.*                                           4,400        21,648
                                                                                   -----------
                                                                                       150,655
                                                                                   -----------
      PROFESSIONAL SERVICES -- 1.6%
      Acacia Research - Acacia Technologies*                               3,160        27,524
      Administaff, Inc.                                                    1,851        48,626
      CBIZ, Inc.*                                                          5,107        38,098
      CDI Corp.                                                            1,113        15,638
      COMSYS IT Partners, Inc.*                                              174         1,114
      CoStar Group, Inc.*                                                  1,639        67,560
      CRA International, Inc.*                                               707        19,294
      Diamond Management & Technology Consultants, Inc.                    1,750        11,987
      Exponent, Inc.*                                                      1,287        36,255
      First Advantage Corp. - Class A*                                       877        16,268
      Franklin Covey Co.*                                                  2,570        15,034
      GP Strategies Corp.*                                                    50           374
      Heidrick & Struggles International, Inc.                             1,560        36,286
      Hill International, Inc.*                                            1,739        12,347
      Huron Consulting Group, Inc.*                                        1,742        44,996
      ICF International, Inc.*                                               697        21,133
      Kelly Services, Inc. - Class A                                       2,277        28,007
      Kforce, Inc.*                                                        2,263        27,201
      Korn/Ferry International, Inc.*                                      3,694        53,895
      MPS Group, Inc.*                                                     7,626        80,226
      Navigant Consulting, Inc.*                                           3,672        49,572
      Odyssey Marine Exploration, Inc.*                                    3,565         6,631
      On Assignment, Inc.*                                                 2,935        17,170
      Resources Connection, Inc.*                                          3,675        62,695
      School Specialty, Inc.*                                              1,716        40,704
      Spherion Corp.*                                                      3,874        24,058
      The Advisory Board Co.*                                              1,188        29,866
      The Corporate Executive Board Co.                                    2,710        67,479
      Trueblue, Inc.*                                                      3,561        50,103
      Volt Information Sciences, Inc.*                                     1,493        18,244
      VSE Corp.                                                              296        11,547

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
INVESTMENTS / SEPTEMBER 30, 2009 (UNAUDITED) -- CONTINUED

                                                                          SHARES      VALUE
                                                                         -------   -----------
      Watson Wyatt Worldwide, Inc. - Class A                               3,607   $   157,121
                                                                                   -----------
                                                                                     1,137,053
                                                                                   -----------
      ROAD & RAIL -- 1.0%
      Amerco, Inc.*                                                          722        33,111
      Arkansas Best Corp.                                                  2,126        63,652
      Avis Budget Group, Inc.*                                             8,950       119,572
      Celadon Group, Inc.*                                                 1,858        21,014
      Dollar Thrifty Automotive Group, Inc.*                               2,260        55,573
      Genesee & Wyoming, Inc. - Class A*                                   3,017        91,476
      Heartland Express, Inc.                                              3,788        54,547
      Knight Transportation, Inc.                                          5,107        85,696
      Marten Transport, Ltd.*                                              1,279        21,820
      Old Dominion Freight Line, Inc.*                                     2,277        69,289
      Patriot Transportation Holding, Inc.*                                  100         7,550
      Saia, Inc.*                                                          1,179        18,958
      Universal Truckload Services, Inc.                                     380         6,274
      Werner Enterprises, Inc.                                             2,881        53,673
      YRC Worldwide, Inc.*                                                 4,989        22,201
                                                                                   -----------
                                                                                       724,406
                                                                                   -----------
      TRADING COMPANIES & DISTRIBUTORS -- 0.8%
      Aceto Corp.                                                          1,723        11,372
      Aircastle, Ltd.                                                      3,375        32,636
      Applied Industrial Technologies, Inc.                                3,180        67,289
      Beacon Roofing Supply, Inc.*                                         3,424        54,715
      DXP Enterprises, Inc.*                                                 390         4,348
      H&E Equipment Services, Inc.*                                        1,405        15,919
      Houston Wire & Cable Co.                                             1,199        13,249
      Interline Brands, Inc.*                                              2,748        46,304
      Kaman Corp.                                                          2,202        48,400
      Lawson Products, Inc.                                                  430         7,486
      RSC Holdings, Inc.*                                                  4,794        34,852
      Rush Enterprises, Inc. - Class A*                                    1,870        24,160
      TAL International Group, Inc.                                        1,089        15,486
      Textainer Group Holdings, Ltd.                                       1,164        18,636
      Titan Machinery, Inc.*                                                 780         9,766
      United Rentals, Inc.*                                                5,050        52,015
      Watsco, Inc.                                                         2,153       116,068
                                                                                   -----------
                                                                                       572,701
                                                                                   -----------
      TRANSPORTATION INFRASTRUCTURE -- 0.0%
      CAI International, Inc.*                                             1,441        10,620
                                                                                   -----------
   TOTAL INDUSTRIALS                                                                11,359,001
                                                                                   -----------
   INFORMATION TECHNOLOGY -- 19.3%
      COMMUNICATIONS EQUIPMENT -- 3.5%
      3Com Corp.*                                                         33,346       174,400
      Acme Packet, Inc.*                                                   3,423        34,264
      ADC Telecommunications, Inc.*                                        8,030        66,970
      Adtran, Inc.                                                         4,081       100,188
      Airvana, Inc.*                                                       3,407        23,065
      Anaren, Inc.*                                                        1,241        21,097
      Arris Group, Inc.*                                                  10,011       130,243
      Aruba Networks, Inc.*                                                5,395        47,692
      Avocent Corp.*                                                       3,479        70,519
      Bel Fuse, Inc. - Class B                                               937        17,831
      Bigband Networks, Inc.*                                              4,057        16,269
      Black Box Corp.                                                      1,388        34,825

                                                                          SHARES      VALUE
                                                                         -------   -----------
      Blue Coat Systems, Inc.*                                             3,174   $    71,701
      Cogo Group, Inc.*                                                    1,589         9,725
      Comtech Telecommunications Corp.*                                    2,199        73,051
      DG FastChannel, Inc.*                                                2,067        43,283
      Digi International, Inc.*                                            1,982        16,887
      Emcore Corp.*                                                       10,950        14,235
      EMS Technologies, Inc.*                                              1,273        26,504
      Emulex Corp.*                                                        6,910        71,104
      Extreme Networks, Inc.*                                              7,086        19,841
      Globecomm Systems, Inc.*                                             1,996        14,511
      Harmonic, Inc.*                                                      7,542        50,381
      Harris Stratex Networks, Inc. - Class A*                             5,088        35,616
      Hughes Communications, Inc.*                                           654        19,842
      Infinera Corp.*                                                      7,776        61,819
      InterDigital, Inc.*                                                  3,408        78,929
      Ixia*                                                                3,095        21,232
      KVH Industries, Inc.*                                                1,580        15,784
      Loral Space & Communications, Inc.*                                  1,311        36,026
      Netgear, Inc.*                                                       2,857        52,426
      Network Equipment Technologies, Inc.*                                4,200        30,366
      Oplink Communications, Inc.*                                         1,661        24,118
      Opnext, Inc.*                                                        3,388         9,927
      Palm, Inc.*                                                         11,676       203,513
      Parkervision, Inc.*                                                  1,499         6,131
      PC-Tel, Inc.*                                                        1,868        11,675
      Plantronics, Inc.                                                    3,816       102,307
      Polycom, Inc.*                                                       7,091       189,684
      Powerwave Technologies, Inc.*                                       12,570        20,112
      Riverbed Technology, Inc.*                                           4,464        98,029
      Seachange International, Inc.*                                       2,330        17,475
      ShoreTel, Inc.*                                                      3,330        26,007
      Sonus Networks, Inc.*                                               14,300        30,316
      Starent Networks Corp.*                                              3,169        80,556
      Sycamore Networks, Inc.*                                            15,954        48,181
      Symmetricom, Inc.*                                                   4,128        21,383
      Tekelec*                                                             5,753        94,522
      UTStarcom, Inc.*                                                     8,620        18,016
      Viasat, Inc.*                                                        2,292        60,921
                                                                                   -----------
                                                                                     2,563,499
                                                                                   -----------
      COMPUTERS & PERIPHERALS -- 0.8%
      3Par, Inc.*                                                          1,948        21,487
      ActivIdentity Corp.*                                                 1,510         4,183
      Adaptec, Inc.*                                                      10,777        35,995
      Avid Technology, Inc.*                                               2,507        35,324
      Compellent Technologies, Inc.*                                         964        17,400
      Cray, Inc.*                                                          2,840        23,657
      Electronics for Imaging, Inc.*                                       3,608        40,662
      Imation Corp.                                                        2,568        23,805
      Immersion Corp.*                                                     1,927         8,248
      Intermec, Inc.*                                                      4,982        70,246
      Intevac, Inc.*                                                       2,196        29,514
      Isilon Systems, Inc.*                                                1,340         8,174
      Netezza Corp.*                                                       4,168        46,848
      Novatel Wireless, Inc.*                                              2,481        28,184
      Quantum Corp.*                                                      19,990        25,187
      Rimage Corp.*                                                          794        13,570
      STEC, Inc.*                                                          1,936        56,899
      Stratasys, Inc.*                                                     1,450        24,882

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
INVESTMENTS / SEPTEMBER 30, 2009 (UNAUDITED) -- CONTINUED

                                                                          SHARES      VALUE
                                                                         -------   -----------
      Super Micro Computer, Inc.*                                          1,598   $    13,519
      Synaptics, Inc.*                                                     2,783        70,132
                                                                                   -----------
                                                                                       597,916
                                                                                   -----------
      ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 2.1%
      Anixter International, Inc.*                                         2,545       102,080
      Benchmark Electronics, Inc.*                                         5,130        92,340
      Brightpoint, Inc.*                                                   4,435        38,806
      Checkpoint Systems, Inc.*                                            3,293        54,137
      China Security & Surveillance Technology, Inc.*                      2,287        16,329
      Cogent, Inc.*                                                        4,557        46,026
      Cognex Corp.                                                         2,980        48,812
      Coherent, Inc.*                                                      1,724        40,204
      Comverge, Inc.*                                                      1,438        17,558
      CPI International, Inc.*                                               331         3,704
      CTS Corp.                                                            2,978        27,695
      Daktronics, Inc.                                                     2,528        21,665
      DTS, Inc.*                                                           1,447        39,619
      Echelon Corp.*                                                       2,699        34,736
      Electro Rent Corp.                                                   1,504        17,326
      Electro Scientific Industries, Inc.*                                 2,473        33,113
      Faro Technologies, Inc.*                                             1,033        17,747
      ICx Technologies, Inc.*                                              1,506         8,915
      Insight Enterprises, Inc.*                                           4,000        48,840
      IPG Photonics Corp.*                                                 1,883        28,622
      L-1 Identity Solutions, Inc.*                                        6,127        42,828
      Littelfuse, Inc.*                                                    1,605        42,115
      Maxwell Technologies, Inc.*                                          1,848        34,059
      Measurement Specialties, Inc.*                                       1,551        15,836
      Mercury Computer Systems, Inc.*                                      1,855        18,290
      Methode Electronics, Inc.                                            3,657        31,706
      MTS Systems Corp.                                                    1,280        37,389
      Multi-Fineline Electronix, Inc.*                                       683        19,609
      Newport Corp.*                                                       2,882        25,246
      OSI Systems, Inc.*                                                   1,079        19,735
      Park Electrochemical Corp.                                           1,782        43,926
      PC Connection, Inc.*                                                 1,259         6,849
      PC Mall, Inc.*                                                       1,392         9,549
      Plexus Corp.*                                                        3,148        82,918
      Radisys Corp.*                                                       2,192        19,048
      Rofin-Sinar Technologies, Inc.*                                      2,403        55,173
      Rogers Corp.*                                                        1,442        43,217
      ScanSource, Inc.*                                                    2,071        58,651
      SMART Modular Technologies (WWH), Inc.*                              4,310        20,516
      Spectrum Control, Inc.*                                                110           934
      Synnex Corp.*                                                        1,442        43,952
      Technitrol, Inc.                                                     3,222        29,675
      TTM Technologies, Inc.*                                              3,359        38,528
      Universal Display Corp.*                                             2,357        28,142
      Zygo Corp.*                                                            270         1,831
                                                                                   -----------
                                                                                     1,507,996
                                                                                   -----------
      INTERNET SOFTWARE & SERVICES -- 2.3%
      Art Technology Group, Inc.*                                         10,960        42,306
      comScore, Inc.*                                                      1,585        28,546
      Constant Contact, Inc.*                                              1,723        33,168
      DealerTrack Holdings, Inc.*                                          3,278        61,987
      Dice Holdings, Inc.*                                                   990         6,494
      Digital River, Inc.*                                                 3,191       128,661
      DivX, Inc.*                                                          2,112        11,532
      Earthlink, Inc.                                                      7,693        64,698

                                                                          SHARES      VALUE
                                                                         -------   -----------
      GSI Commerce, Inc.*                                                  2,044   $    39,470
      InfoSpace, Inc.*                                                     2,274        17,601
      Innodata Isogen, Inc.*                                               1,670        13,276
      Internap Network Services Corp.*                                     3,975        12,760
      Internet Brands, Inc.- Class A*                                      1,310        10,454
      Internet Capital Group, Inc.*                                        2,984        24,946
      j2 Global Communications, Inc.*                                      3,375        77,659
      Keynote Systems, Inc.*                                               1,429        13,475
      Limelight Networks, Inc.*                                            2,732        11,092
      Liquidity Services, Inc.*                                              800         8,256
      LivePerson, Inc.*                                                    1,830         9,223
      LoopNet, Inc.*                                                       1,742        15,748
      Marchex, Inc.- Class B                                               2,015         9,894
      MercadoLibre, Inc.*                                                  2,133        82,035
      ModusLink Global Solutions, Inc.*                                    4,189        33,889
      Move, Inc.*                                                         12,490        33,723
      NIC, Inc.                                                            3,413        30,342
      Omniture, Inc.*                                                      5,584       119,721
      OpenTable, Inc.*                                                     1,570        43,269
      Openwave Systems, Inc.*                                              8,500        22,100
      Perficient, Inc.*                                                    2,866        23,702
      Rackspace Hosting, Inc.*                                             5,517        94,120
      RealNetworks, Inc.*                                                  6,407        23,834
      Saba Software, Inc.*                                                 3,490        14,693
      SAVVIS, Inc.*                                                        2,822        44,644
      support.com, Inc.*                                                   5,191        12,458
      Switch And Data Facilities Co., Inc.*                                1,572        21,395
      TechTarget, Inc.*                                                    1,335         7,609
      Terremark Worldwide, Inc.*                                           4,376        27,219
      The Knot, Inc.*                                                      3,104        33,896
      United Online, Inc.                                                  6,813        54,776
      ValueClick, Inc.*                                                    7,039        92,844
      VistaPrint NV*                                                       4,198       213,048
      Vocus, Inc.*                                                         1,274        26,614
      Web.com Group, Inc.*                                                   899         6,374
      Zix Corp.*                                                           4,540         9,988
                                                                                   -----------
                                                                                     1,713,539
                                                                                   -----------
      IT SERVICES -- 2.4%
      Acxiom Corp.*                                                        5,601        52,986
      CACI International, Inc. - Class A*                                  2,253       106,499
      Cass Information Systems, Inc.                                         905        27,023
      China Information Security Technology, Inc.*                         3,149        17,446
      CIBER, Inc.*                                                         6,412        25,648
      Computer Task Group, Inc.*                                           1,060         8,597
      CSG Systems International, Inc.*                                     3,170        50,752
      CyberSource Corp.*                                                   5,824        97,086
      Euronet Worldwide, Inc.*                                             4,026        96,745
      ExlService Holdings, Inc.*                                             755        11,219
      Forrester Research, Inc.*                                            1,225        32,634
      Gartner, Inc.*                                                       4,681        85,522
      Global Cash Access Holdings, Inc.*                                   3,501        25,592
      Heartland Payment Systems, Inc.                                      2,659        38,582
      iGate Corp.                                                          1,878        16,113
      infoGROUP, Inc.*                                                     2,927        20,518
      Integral Systems, Inc.*                                                939         6,479
      Lionbridge Technologies, Inc.*                                       2,610         6,786
      Mantech International Corp. - Class A*                               1,941        91,538
      MAXIMUS, Inc.                                                        1,452        67,663

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
INVESTMENTS / SEPTEMBER 30, 2009 (UNAUDITED) -- CONTINUED

                                                                          SHARES      VALUE
                                                                         -------   -----------
      MoneyGram International, Inc.*                                       6,700   $    21,038
      NCI, Inc. - Class A*                                                   342         9,802
      Ness Technologies, Inc.*                                             3,251        25,650
      Online Resources Corp.*                                              2,332        14,389
      Perot Systems Corp. - Class A*                                       6,702       199,049
      RightNow Technologies, Inc.*                                         1,661        23,985
      Sapient Corp.*                                                       7,290        58,612
      Silicon Graphics, Inc.*                                              2,180        14,628
      SRA International, Inc. - Class A*                                   3,060        66,065
      StarTek, Inc.*                                                         140         1,215
      Syntel, Inc.                                                           895        42,718
      Teletech Holdings, Inc.*                                             2,978        50,805
      The Hackett Group, Inc.*                                             3,913        11,348
      Tier Technologies, Inc. - Class B*                                   2,530        21,454
      TNS, Inc.*                                                           1,816        49,758
      Unisys Corp.*                                                       29,910        79,860
      VeriFone Holdings, Inc.*                                             6,020        95,658
      Virtusa Corp.*                                                       1,109        10,524
      Wright Express Corp.*                                                3,196        94,314
                                                                                   -----------
                                                                                     1,776,300
                                                                                   -----------
      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 3.7%
      Actel Corp.*                                                         2,023        24,620
      Advanced Analogic Technologies, Inc.*                                3,703        14,701
      Advanced Energy Industries, Inc.*                                    2,622        37,337
      Amkor Technology, Inc.*                                              9,224        63,461
      ANADIGICS, Inc.*                                                     5,750        27,083
      Applied Micro Circuits Corp.*                                        5,294        52,887
      Atheros Communications, Inc.*                                        4,830       128,140
      ATMI, Inc.*                                                          2,542        46,137
      Brooks Automation, Inc.*                                             6,014        46,488
      Cabot Microelectronics Corp.*                                        1,711        59,646
      Cavium Networks, Inc.*                                               2,894        62,134
      Ceva, Inc.*                                                          1,672        17,974
      Cirrus Logic, Inc.*                                                  4,630        25,743
      Cohu, Inc.                                                           1,913        25,940
      Cymer, Inc.*                                                         2,276        88,445
      Diodes, Inc.*                                                        2,385        43,145
      DSP Group, Inc.*                                                     2,095        17,053
      Entegris, Inc.*                                                      8,070        39,947
      Entropic Communications, Inc.*                                       2,520         6,905
      Exar Corp.*                                                          3,050        22,418
      FEI Co.*                                                             3,122        76,957
      FormFactor, Inc.*                                                    3,671        87,810
      Hittite Microwave Corp.*                                             1,648        60,614
      Intellon Corp.*                                                      1,490        10,564
      IXYS Corp.*                                                          1,502        12,782
      Kopin Corp.*                                                         5,818        27,926
      Kulicke & Soffa Industries, Inc.*                                    5,490        33,105
      Lattice Semiconductor Corp.*                                         9,110        20,498
      Micrel, Inc.                                                         2,876        23,439
      Microsemi Corp.*                                                     6,652       105,035
      Microtune, Inc.*                                                     4,887         8,894
      MIPS Technologies, Inc.*                                             3,870        14,590
      MKS Instruments, Inc.*                                               3,619        69,811
      Monolithic Power Systems, Inc.*                                      2,587        60,665
      Netlogic Microsystems, Inc.*                                         1,447        65,115
      NVE Corp.*                                                             389        20,679
      Omnivision Technologies, Inc.*                                       4,211        68,555
      Pericom Semiconductor Corp.*                                         1,293        12,684
      Photronics, Inc.*                                                    2,100         9,954
      PLX Technology, Inc.*                                                2,083         7,020

                                                                          SHARES      VALUE
                                                                         -------   -----------
      Power Integrations, Inc.                                             1,914   $    63,794
      RF Micro Devices, Inc.*                                             21,690       117,777
      Rubicon Technology, Inc.*                                            1,162        17,244
      Rudolph Technologies, Inc.*                                          3,027        22,400
      Semitool, Inc.*                                                      2,098        17,728
      Semtech Corp.*                                                       5,130        87,261
      Sigma Designs, Inc.*                                                 1,515        22,013
      Silicon Image, Inc.*                                                 4,565        11,093
      Silicon Storage Technology, Inc.*                                    7,224        17,482
      Skyworks Solutions, Inc.*                                           14,186       187,823
      Standard Microsystems Corp.*                                         1,664        38,621
      Supertex, Inc.*                                                      1,155        34,650
      Techwell, Inc.*                                                      1,080        11,858
      Tessera Techonologies, Inc.*                                         4,056       113,122
      Trident Microsystems, Inc.*                                          1,490         3,859
      TriQuint Semiconductor, Inc.*                                       11,265        86,966
      Ultratech, Inc.*                                                     2,441        32,294
      Veeco Instruments, Inc.*                                             2,390        55,735
      Volterra Semiconductor Corp.*                                        1,712        31,449
      Zoran Corp.*                                                         4,594        52,923
                                                                                   -----------
                                                                                     2,672,993
                                                                                   -----------
      SOFTWARE -- 4.5%
      ACI Worldwide, Inc.*                                                 2,934        44,391
      Actuate Corp.*                                                       3,993        23,080
      Advent Software, Inc.*                                               1,307        52,607
      American Software, Inc. - Class A                                    2,584        16,874
      ArcSight, Inc.*                                                      1,610        38,753
      Ariba, Inc.*                                                         6,939        80,492
      AsiaInfo Holdings, Inc.*                                             2,589        51,702
      Blackbaud, Inc.                                                      3,392        78,694
      Blackboard, Inc.*                                                    2,480        93,694
      Bottomline Technologies, Inc.*                                       1,867        24,084
      Callidus Software, Inc.*                                             1,998         6,014
      China TransInfo Technology Corp.*                                       30           284
      Chordiant Software, Inc.*                                            2,613        10,165
      CommVault Systems, Inc.*                                             3,351        69,533
      Concur Technologies, Inc.*                                           3,253       129,339
      Deltek, Inc.*                                                        1,655        12,727
      DemandTec, Inc.*                                                     1,475        13,024
      Double-Take Software, Inc.*                                          1,326        13,512
      Ebix, Inc.*                                                            446        24,691
      Epicor Software Corp.*                                               3,628        23,110
      EPIQ Systems, Inc.*                                                  2,541        36,844
      Fair Isaac & Co., Inc.                                               4,064        87,335
      FalconStor Software, Inc.*                                           2,261        11,237
      GSE Systems, Inc.*                                                   2,770        17,229
      i2 Technologies, Inc.*                                                 843        13,522
      Informatica Corp.*                                                   7,146       161,357
      Interactive Intelligence, Inc.*                                        763        14,581
      Jack Henry & Associates, Inc.                                        6,679       156,756
      JDA Software Group, Inc.*                                            1,995        43,770
      Kenexa Corp.*                                                        1,518        20,463
      Lawson Software, Inc.*                                              12,787        79,791
      Manhattan Associates, Inc.*                                          1,915        38,683
      Mentor Graphics Corp.*                                               7,388        68,782
      MicroStrategy, Inc. - Class A*                                         759        54,299
      Monotype Imaging Holdings, Inc.*                                       908         7,636
      MSC.Software Corp.*                                                  3,613        30,385
      Net 1 UEPS Technologies, Inc.*                                       2,981        62,482
      Netscout Systems, Inc.*                                              1,811        24,467
      NetSuite, Inc.*                                                      1,163        17,794

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
INVESTMENTS / SEPTEMBER 30, 2009 (UNAUDITED) -- CONTINUED

                                                                          SHARES      VALUE
                                                                         -------   -----------
      Opnet Technologies, Inc.                                             1,159   $    12,668
      Parametric Technology Corp.*                                         9,607       132,769
      Pegasystems, Inc.                                                    1,309        45,200
      Phoenix Technologies, Ltd.*                                          1,467         5,355
      Progress Software Corp.*                                             3,453        78,210
      PROS Holdings, Inc.*                                                   976         8,218
      QAD, Inc.                                                            1,510         6,870
      Quest Software, Inc.*                                                4,545        76,583
      Radiant Systems, Inc.*                                               2,301        24,713
      Renaissance Learning, Inc.                                             550         5,467
      Rosetta Stone, Inc.*                                                   790        18,138
      S1 Corp.*                                                            5,657        34,960
      Smith Micro Software, Inc.*                                          2,249        27,798
      SolarWinds, Inc.*                                                      890        19,607
      Solera Holdings, Inc.                                                5,615       174,683
      SonicWALL, Inc.*                                                     3,981        33,440
      Sourcefire, Inc.*                                                    1,728        37,100
      SPSS, Inc.*                                                          1,485        74,176
      SuccessFactors, Inc.*                                                2,948        41,478
      Symvx Technologies, Inc.*                                            2,355        15,590
      Synchronoss Technologies, Inc.*                                        949        11,834
      Take-Two Interactive Software, Inc.*                                 6,721        75,342
      Taleo Corp. - Class A*                                               3,011        68,169
      TeleCommunication Systems, Inc. - Class A*                           2,852        23,843
      The Ultimate Software Group, Inc.*                                   2,037        58,503
      THQ, Inc.*                                                           5,103        34,905
      TIBCO Software, Inc.*                                               15,224       144,476
      TiVo, Inc.*                                                          8,090        83,812
      Tyler Technologies, Inc.*                                            2,939        50,228
      Unica Corp.*                                                           840         6,401
      Vasco Data Security International, Inc.*                               935         6,938
      Websense, Inc.*                                                      3,661        61,505
                                                                                   -----------
                                                                                     3,253,162
                                                                                   -----------
   TOTAL INFORMATION TECHNOLOGY                                                     14,085,405
                                                                                   -----------
   MATERIALS -- 4.4%
      CHEMICALS -- 2.1%
      A. Schulman, Inc.                                                    1,878        37,429
      American Vanguard Corp.                                              1,064         8,842
      Arch Chemicals, Inc.                                                 1,848        55,422
      Balchem Corp.                                                        1,567        41,212
      Calgon Carbon Corp.*                                                 4,721        70,012
      China Green Agriculture, Inc.*                                          90         1,055
      Ferro Corp.                                                          3,162        28,142
      Gentek, Inc.*                                                          652        24,802
      H.B. Fuller Co.                                                      3,859        80,653
      Hawkins, Inc.                                                          360         8,410
      ICO, Inc.*                                                           3,515        16,415
      Innophos Holdings, Inc.                                              1,595        29,507
      Innospec, Inc.                                                       2,112        31,152
      Koppers Holdings, Inc.                                               1,774        52,599
      Landec Corp.*                                                        1,667        10,669
      LSB Industries, Inc.*                                                1,471        22,903
      Minerals Technologies, Inc.                                          1,375        65,395
      NewMarket Corp.                                                        786        73,129
      NL Industries, Inc.                                                    842         5,641
      Olin Corp.                                                           6,225       108,564
      OM Group, Inc.*                                                      2,576        78,285

                                                                          SHARES      VALUE
                                                                         -------   -----------
      Omnova Solutions, Inc.*                                              2,970   $    19,246
      PolyOne Corp.*                                                       7,679        51,219
      Quaker Chemical Corp.                                                  732        16,053
      Rockwood Holdings, Inc.*                                             4,012        82,527
      Sensient Technologies Corp.                                          3,622       100,583
      ShengdaTech, Inc.*                                                   1,854        11,791
      Solutia, Inc.*                                                       9,785       113,310
      Spartech Corp.                                                       2,618        28,196
      Stepan Co.                                                             629        37,790
      W.R. Grace & Co.*                                                    5,895       128,157
      Westlake Chemical Corp.                                              1,558        40,041
      Zep, Inc.                                                            2,564        41,665
      Zoltek Cos., Inc.*                                                   2,437        25,589
                                                                                   -----------
                                                                                     1,546,405
                                                                                   -----------
      CONSTRUCTION MATERIALS -- 0.2%
      Headwaters, Inc.*                                                    3,605        13,951
      Texas Industries, Inc.                                               1,910        80,201
      United States Lime & Minerals, Inc.*                                   196         7,040
      US Concrete, Inc.*                                                   3,565         6,168
                                                                                   -----------
                                                                                       107,360
                                                                                   -----------
      CONTAINERS & PACKAGING -- 0.5%
      AEP Industries, Inc.*                                                  297        11,850
      Boise, Inc.*                                                           610         3,221
      BWAY Holding Co.*                                                      931        17,233
      Graphic Packaging Holding Co.*                                      11,460        26,473
      Myers Industries, Inc.                                               3,782        40,732
      Rock-Tenn Co. - Class A                                              3,332       156,971
      Silgan Holdings, Inc.                                                2,250       118,642
                                                                                   -----------
                                                                                       375,122
                                                                                   -----------
      METALS & MINING -- 1.0%
      A.M. Castle & Co.                                                    1,470        14,612
      Allied Nevada Gold Corp.*                                            3,433        33,609
      AMCOL International Corp.                                            1,990        45,551
      Brush Engineered Materials, Inc.*                                    1,592        38,940
      Century Aluminum Co.*                                                3,700        34,595
      China Precision Steel, Inc.*                                         5,530        15,042
      Coeur d'Alene Mines Corp. - Class A*                                 6,200       127,100
      General Moly, Inc.*                                                  7,200        22,680
      General Steel Holdings, Inc.*                                          745         2,898
      Haynes International, Inc.*                                            954        30,356
      Hecla Mining Co.*                                                   17,618        77,343
      Horsehead Holding Corp.*                                             2,838        33,262
      Kaiser Aluminum Corp.                                                1,331        48,395
      Olympic Steel, Inc.                                                    625        17,931
      Paramount Gold and Silver Corp.*                                    10,770        14,755
      RTI International Metals, Inc.*                                      1,952        48,624
      Stillwater Mining Co.*                                               3,124        20,993
      Universal Stainless & Alloy*                                           876        15,987
      US Gold Corp.*                                                       7,630        22,051
      Worthington Industries, Inc.                                         4,849        67,401
                                                                                   -----------
                                                                                       732,125
                                                                                   -----------
      PAPER & FOREST PRODUCTS -- 0.6%
      Buckeye Technologies, Inc.*                                          3,498        37,533
      Clearwater Paper Corp.*                                                987        40,793
      Deltic Timber Corp.                                                    835        38,218
      Domtar Corp.*                                                        3,380       119,044
      Glatfelter                                                           3,523        40,444
      KapStone Paper and Packaging Corp.*                                    560         4,558

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
INVESTMENTS / SEPTEMBER 30, 2009 (UNAUDITED) -- CONTINUED

                                                                          SHARES      VALUE
                                                                         -------   -----------
      Louisiana-Pacific Corp.*                                             8,556   $    57,068
      Neenah Paper, Inc.                                                   1,421        16,725
      Schweitzer-Mauduit International, Inc.                               1,224        66,537
      Wausau Paper Corp.                                                   3,701        37,010
                                                                                   -----------
                                                                                       457,930
                                                                                   -----------
   TOTAL MATERIALS                                                                   3,218,942
                                                                                   -----------
   TELECOMMUNICATION SERVICES -- 1.2%
      DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.8%
      AboveNet, Inc.*                                                        990        48,272
      Alaska Communications Systems Group, Inc.                            3,144        29,082
      Atlantic Tele-Network, Inc.                                            760        40,599
      Cbeyond, Inc.*                                                       2,019        32,566
      Cincinnati Bell, Inc.*                                              16,340        57,190
      Cogent Communications Group, Inc.*                                   3,423        38,680
      Consolidated Communications Holdings, Inc.                           1,809        28,962
      D&E Communications, Inc.                                             1,830        21,027
      Fairpoint Communications, Inc.                                       8,131         3,334
      General Communication, Inc. - Class A*                               3,892        26,699
      Global Crossing, Ltd.*                                               2,040        29,172
      HickoryTech Corp.                                                      460         3,933
      inContact, Inc.*                                                     4,860        14,483
      Iowa Telecommunications Services, Inc.                               2,847        35,872
      Neutral Tandem, Inc.*                                                2,830        64,411
      PAETEC Holdings Corp.*                                               9,640        37,307
      Premiere Global Services, Inc.*                                      5,518        45,854
      SureWest Communications*                                             1,430        17,761
                                                                                   -----------
                                                                                       575,204
                                                                                   -----------
      WIRELESS TELECOMMUNICATION SERVICES -- 0.4%
      Centennial Communications Corp.*                                     6,645        53,027
      iPCS, Inc.*                                                          1,335        23,229
      NTELOS Holdings Corp.                                                1,945        34,349
      Shenandoah Telecommunication Co.                                     1,976        35,469
      Syniverse Holdings, Inc.*                                            5,480        95,900
      USA Mobility, Inc.                                                   1,988        25,606
      Virgin Mobile USA, Inc.- Class A*                                    4,350        21,750
                                                                                   -----------
                                                                                       289,330
                                                                                   -----------
   TOTAL TELECOMMUNICATION SERVICES                                                    864,534
                                                                                   -----------
   UTILITIES -- 3.2%
      ELECTRIC UTILITIES -- 1.2%
      ALLETE, Inc.                                                         2,226        74,727
      Central Vermont Public Service Corp.                                   874        16,868
      Cleco Corp.                                                          4,695       117,751
      El Paso Electric Co.*                                                3,170        56,014
      IDACORP, Inc.                                                        3,302        95,064
      MGE Energy, Inc.                                                     2,689        98,095
      PNM Resources, Inc.                                                  7,657        89,434
      Portland General Electric Co.                                        5,837       115,106
      The Empire District Electric Co.                                     2,826        51,122
      UIL Holdings Corp.                                                   2,636        69,564
      UniSource Energy Corp.                                               3,165        97,324

                                                                          SHARES      VALUE
                                                                         -------   -----------
      Unitil Corp.                                                           870   $    19,531
                                                                                   -----------
                                                                                       900,600
                                                                                   -----------
      GAS UTILITIES -- 1.2%
      Chesapeake Utilities Corp.                                             447        13,853
      New Jersey Resources Corp.                                           3,687       133,875
      Nicor, Inc.                                                          3,509       128,394
      Northwest Natural Gas Co.                                            2,288        95,318
      Piedmont Natural Gas Co.                                             5,534       132,484
      South Jersey Industries, Inc.                                        2,811        99,228
      Southwest Gas Corp.                                                  3,398        86,921
      The Laclede Group, Inc.                                              1,768        56,859
      WGL Holdings, Inc.                                                   4,250       140,845
                                                                                   -----------
                                                                                       887,777
                                                                                   -----------
      INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.0%
      US Geothermal, Inc.*                                                 3,140         4,898
                                                                                   -----------
      MULTI-UTILITIES -- 0.4%
      Avista Corp.                                                         4,238        85,693
      Black Hills Corp.                                                    3,298        83,011
      CH Energy Group, Inc.                                                  885        39,214
      NorthWestern Corp.                                                   3,249        79,373
                                                                                   -----------
                                                                                       287,291
                                                                                   -----------
      WATER UTILITIES -- 0.4%
      American States Water Co.                                            1,437        51,991
      Artesian Resources Corp. - Class A                                   1,290        21,698
      Cadiz, Inc.*                                                           906        10,600
      California Water Service Group                                       1,574        61,292
      Connecticut Water Service, Inc.                                        913        20,442
      Consolidated Water Co., Inc.                                         1,087        17,751
      Middlesex Water Co.                                                    991        14,944
      Pennichuck Corp.                                                       240         5,222
      SJW Corp.                                                            1,038        23,718
      Southwest Water Co.                                                  2,270        11,168
      York Water Co                                                          600         8,316
                                                                                   -----------
                                                                                       247,142
                                                                                   -----------
   TOTAL UTILITIES                                                                   2,327,708
                                                                                   -----------
   TOTAL COMMON STOCK
      (Cost $58,405,795)                                                            72,590,963
                                                                                   -----------
EXCHANGE-TRADED FUNDS -- 0.8%
      iShares Russell 2000 Index Fund
         (Cost $451,824)                                                   9,200       554,116
                                                                                   -----------
CALL WARRANTS -- 0.0%
      Greenhunter Energy, Inc. Expires 09/15/11
         (Cost $0)                                                            48            --
                                                                                   -----------
TOTAL INVESTMENTS -- 100.1%
      (Cost $58,857,619)+                                                          $73,145,079
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1)%                                        (69,537)
                                                                                   -----------
NET ASSETS -- 100.0%                                                               $73,075,542
                                                                                   ===========

*    Non-income producing security.

+ The cost for Federal income tax purposes is $79,899,738. At September 30, 2009, net unrealized depreciation was $6,754,659. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $16,655,295, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $23,409,954.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
INVESTMENTS / SEPTEMBER 30, 2009 (UNAUDITED) -- CONTINUED

The following table provides a summary of inputs used to value the Funds' net assets as of September 30, 2009:

                                                                LEVEL 2        LEVEL 3
                             TOTAL VALUE AT                   SIGNIFICANT    SIGNIFICANT
                              SEPTEMBER 30,      LEVEL 1       OBSERVABLE   UNOBSERVABLE
                                  2009        QUOTED PRICES      INPUTS        INPUTS
                             --------------   -------------   -----------   ------------
INVESTMENTS IN SECURITIES:
   Common Stocks               $72,590,963     $72,590,963        $--            $--
   Exchange-Traded Funds           554,116         554,116         --             --
                               -----------     -----------        ---            ---
Total                          $73,145,079     $73,145,079        $--            $--
                               ===========     ===========        ===            ===

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
INVESTMENTS / SEPTEMBER 30, 2009 (UNAUDITED)
(Showing Percentage of Net Assets)

                                                                             SHARES         VALUE
                                                                          -----------   ------------
COMMON STOCK -- 90.5%
   ARGENTINA -- 0.2%
      Banco Macro SA - ADR                                                      9,900   $    239,085
      BBVA Banco Frances SA - ADR                                               5,120         28,931
      Cresud SA - ADR(1)                                                       13,700        176,593
      Grupo Financiero Galicia SA - ADR*                                       16,400         77,244
      IRSA Inversiones y Representaciones SA - GDR*                             3,700         30,710
      MercadoLibre, Inc.*                                                       4,800        184,608
      Petrobras Energia SA - ADR                                                5,619        100,629
      Telecom Argentina SA - ADR*                                              10,150        162,298
      Transportadora de Gas del Sur SA - ADR                                   16,900         52,897
                                                                                        ------------
   TOTAL ARGENTINA                                                                         1,052,995
                                                                                        ------------
   AUSTRALIA -- 4.3%
      ABB Grain, Ltd.                                                           6,080         50,151
      Aditya Birla Minerals, Ltd.*                                             44,123         49,824
      AGL Energy, Ltd.                                                          2,572         31,017
      AJ Lucas Group, Ltd.                                                     24,040        104,768
      Alumina, Ltd.*                                                           39,855         64,343
      AMP, Ltd.                                                                14,364         82,621
      Asciano Group*                                                            8,371         12,222
      Australia & New Zealand Banking Group, Ltd.                             104,347      2,245,219
      Australian Pharmaceutical Industries, Ltd.                               31,625         23,715
      Australian Stock Exchange, Ltd.                                          15,542        482,632
      Australian Worldwide Exploration, Ltd.*                                  17,440         41,849
      AXA Asia Pacific Holdings, Ltd.                                           9,173         35,364
      Bank of Queensland, Ltd.                                                  5,603         58,970
      Bendigo and Adelaide Bank, Ltd.                                          15,756        130,659
      BHP Billiton, Ltd.                                                       81,019      2,696,750
      BlueScope Steel, Ltd.                                                   107,498        277,866
      Boral, Ltd.                                                              29,164        156,686
      Brambles Industries, Ltd.                                                11,550         82,330
      Brickworks, Ltd.                                                          7,102         93,041
      Caltex Australia, Ltd.*                                                  38,641        412,819
      CFS Retail Property Trust                                                21,778         38,617
      Coca-Cola Amatil, Ltd.                                                    1,213         10,498
      Cochlear, Ltd.                                                              614         36,162
      Commonwealth Bank of Australia                                           31,178      1,423,395
      Computershare, Ltd.                                                       4,043         39,805
      Crown, Ltd.                                                              23,776        187,308
      CSG, Ltd.                                                                14,390         17,773
      CSL, Ltd.                                                                 5,250        154,972
      CSR, Ltd.                                                                 2,431          4,032
      Dexus Property Group                                                     42,106         31,388
      Downer EDI, Ltd.                                                         25,543        184,554
      Energy Resources of Australia, Ltd.                                       2,143         47,661
      Fairfax Media, Ltd.                                                      93,073        140,817
      Fortescue Metals Group, Ltd.*                                             7,230         24,365
      Foster's Group, Ltd.                                                     19,871         97,293
      General Property Trust                                                  100,728         60,871
      Goodman Fielder, Ltd.                                                    49,660         73,163
      Goodman Group                                                            71,854         42,154
      Incitec Pivot, Ltd.                                                      34,489         86,106
      Insurance Australia Group, Ltd.                                          17,024         56,770

                                                                             SHARES         VALUE
                                                                          -----------   ------------
      Leighton Holdings, Ltd.                                                   2,240   $     71,477
      Lend Lease Corp., Ltd.                                                   17,036        159,311
      Macmahon Holdings, Ltd.                                                  31,199         18,854
      Macquarie Airports                                                      100,189        251,018
      Macquarie Group, Ltd.                                                    14,134        733,053
      Macquarie Infrastructure Group                                           75,957         98,839
      Mirvac Group                                                             21,924         32,493
      National Australia Bank, Ltd.                                            25,339        687,611
      Octaviar, Ltd.*                                                          28,635             --
      OneSteel, Ltd.                                                           31,831         85,086
      Orica, Ltd.                                                               1,744         36,156
      Origin Energy, Ltd.                                                       6,921         99,645
      Pan Pacific Petroleum NL*                                                77,799         38,092
      Qantas Airways, Ltd.                                                     49,369        124,563
      QBE Insurance Group, Ltd.                                                17,337        367,990
      Rio Tinto, Ltd.                                                          22,552      1,178,602
      Santos, Ltd.                                                             49,885        668,930
      Sigma Pharmaceuticals, Ltd.                                             263,005        247,104
      Sims Metal Management, Ltd.                                               8,696        175,143
      Sonic Healthcare, Ltd.                                                   15,743        197,355
      Stockland Corp., Ltd.                                                    24,171         87,001
      Suncorp-Metway, Ltd.                                                     80,790        632,901
      Tabcorp Holdings, Ltd.                                                    5,064         31,853
      Tatts Group, Ltd.                                                        11,943         26,762
      Telstra Corp., Ltd.                                                      56,541        163,109
      Toll Holdings, Ltd.                                                       5,378         40,470
      Washington H Soul Pattinson And Co., Ltd.                                 5,543         67,140
      Wesfarmers, Ltd.                                                         41,492        969,646
      Wesfarmers, Ltd. - PPS                                                    1,611         37,733
      Westfield Group                                                          28,526        349,802
      Westpac BankingCorp., Ltd.                                               40,230        931,636
      Woodside Petroleum, Ltd.                                                  8,624        396,610
      Woolworths, Ltd.                                                         31,849        821,843
      WorleyParsons, Ltd.                                                      16,378        429,270
                                                                                        ------------
   TOTAL AUSTRALIA                                                                        20,147,648
                                                                                        ------------
   AUSTRIA -- 0.4%
      Andritz AG                                                                   43          2,144
      Erste Bank der oesterreichischen Sparkassen AG                            6,062        270,916
      Oesterreichische Elektrizitaetswirtschafts AG - Class A                     578         29,223
      OMV AG                                                                   24,793      1,000,268
      Raiffeisen International Bank-Holding AG                                  1,124         73,293
      Telekom Austria AG                                                        3,276         59,062
      Voestalpine AG                                                            7,036        251,124
                                                                                        ------------
   TOTAL AUSTRIA                                                                           1,686,030
                                                                                        ------------
   BELGIUM -- 0.5%
      Agfa Gevaert NV*                                                         17,702         97,400
      Anheuser-Busch InBev NV                                                   5,088        232,339
      Belgacom SA                                                               1,180         45,966
      Compagnie Immobiliere de Belgique SA*                                       379         10,676
      Delhaize Group                                                            2,925        203,058
      Delhaize Group - ADR                                                      2,400        166,560
      Dexia*                                                                    6,884         63,465
      Fortis*                                                                  39,827        186,558
      Groupe Bruxelles Lambert SA                                                 915         84,516
      Intervest Offices                                                           782         25,599

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
INVESTMENTS / SEPTEMBER 30, 2009 (UNAUDITED) -- CONTINUED

                                                                             SHARES         VALUE
                                                                          -----------   ------------
      KBC Groupe*                                                               3,801   $    190,923
      Nationale A Portefeuille                                                    583         31,720
      Nyrstar*                                                                  9,417        114,102
      Punch International NV*                                                     266          3,507
      Recticel SA                                                                 665          5,411
      Retail Estates                                                              430         24,541
      Solvay SA                                                                 3,671        381,142
      Tessenderlo Chemie NV                                                     3,723        143,503
      UCB SA                                                                    8,680        366,324
      Umicore                                                                   4,474        133,953
      Zetes Industries SA                                                         488         12,640
                                                                                        ------------
   TOTAL BELGIUM                                                                           2,523,903
                                                                                        ------------
   BERMUDA -- 0.0%
      Credicorp, Ltd.                                                           1,300        101,088
      Lancashire Holdings, Ltd.                                                 1,778         14,520
      Seadrill, Ltd.*                                                           3,156         65,895
                                                                                        ------------
   TOTAL BERMUDA                                                                             181,503
                                                                                        ------------
   BOTSWANA -- 0.1%
      Barclays Bank of Botswana, Ltd.(1)                                      134,600        122,485
      Botswana Insurance Holdings, Ltd.(1)                                     60,900         73,281
      First National Bank of Botswana(1)                                      274,700        116,596
      Letshego Holdings, Ltd.(1)                                               19,400         36,892
      Sechaba Breweries, Ltd.(1)                                               80,703        162,322
      Standard Chartered Bank of Botswana, Ltd.                                41,700        102,547
                                                                                        ------------
   TOTAL BOTSWANA                                                                            614,123
                                                                                        ------------
   BRAZIL -- 1.5%
      All America Latina Logistica SA                                           4,600         35,728
      B2W Companhia Global do Varejo                                            1,500         42,191
      Banco do Brazil SA                                                       19,306        342,072
      BM&F BOVESPA SA                                                          18,707        138,222
      BR Malls Participacoes SA*                                               20,488        241,933
      BRF Brasil Food SA*                                                      17,774        471,538
      Centrais Eletricas Brasileiras SA - ELETROBRAS                            4,200         65,314
      Cia Brasileira Pfd Receipt                                                  198          5,582
      Cia de Bebidas das Americas                                               1,203         84,895
      Cia de Concessoes Rodoviarias                                             2,100         36,272
      Cia Energetica de Minas Gerais                                            1,785         21,612
      Cia Siderurgica Nacional SA                                               4,793        146,771
      Companhia de Bebidas das Americas - ADR                                   4,114        338,418
      Cosan SA Industria e Comercio*                                           21,000        232,925
      CPFL Energia SA                                                           1,500         27,128
      Cyrela Brazil Realty SA                                                   7,700        100,792
      Dufry South America, Ltd.                                                 5,700         96,362
      EDP Energias do Brasil SA                                                 1,500         24,656
      EDP Renovaveis SA*                                                        2,017         22,181
      Empresa Brasileira de Aeronautica SA*                                    47,300        272,330
      Gafisa SA                                                                 3,400         51,434
      Global Village Telecom Holding SA*                                        2,500         57,265
      LLX Logistica SA*                                                         2,000          7,383
      Localiza Rent A Car SA                                                    2,700         27,052
      Lojas Renner SA                                                          12,900        224,563

                                                                             SHARES         VALUE
                                                                          -----------   ------------
      Lupatech SA*                                                              1,200   $     17,510
      Marfrig Frigorificose e Comercio de Alimentos SA*                         5,000         47,697
      MMX Mineracao E Metalicos SA*                                             2,000         12,452
      MRV Engenharia e Participacoes SA                                         2,200         42,656
      Natura Cosmeticos SA                                                      4,800         86,295
      Petroleo Brasileiro SA - ADR                                             47,238      2,168,224
      Redecard SA                                                               6,500        100,494
      Rossi Residencial SA                                                     65,583        527,522
      Souza Cruz SA                                                             5,800        206,385
      Tele Norte Leste Participacoes SA                                         4,100         92,525
      Telecomunicacoes de Sao Paulo SA                                          1,000         22,296
      Tim Participacoes SA*                                                     5,300         17,441
      Totvs SA                                                                  1,000         49,108
      Tractebel Energia SA                                                      2,700         32,005
      Usinas Siderurgicas de Minas Gerais SA                                    1,125         28,893
      Vale SA sponsored ADR                                                    12,158        281,215
      Vivo Participacoes SA - ADR                                               6,722        169,731
      Votorantim Celulose e Papel SA*                                           1,183         19,412
      Weg SA                                                                    8,800         84,692
                                                                                        ------------
   TOTAL BRAZIL                                                                            7,121,172
                                                                                        ------------
   BULGARIA -- 0.1%
      Bulgarian American Credit Bank JSCO*(1)                                   2,600         38,514
      Central Cooperative Bank AD*                                             20,482         22,556
      Chimimport AD*                                                           10,600         19,984
      Doverie Holding AD*(1)                                                   11,040         34,690
      Olovno Tzinkov Komplex AD*(1)                                               900         10,571
      Petrol AD*(1)                                                            37,250        144,915
      Sopharma AD*                                                             14,000         43,781
                                                                                        ------------
   TOTAL BULGARIA                                                                            315,011
                                                                                        ------------
   CANADA -- 3.4%
      Agrium, Inc.*                                                             1,331         66,356
      Alimentation Couche Tard, Inc. - Series B                                 3,400         59,543
      Ballard Power Systems, Inc.*                                              5,900         15,981
      Bank of Montreal                                                         16,924        856,503
      Bank of Nova Scotia                                                      13,440        612,809
      BCE, Inc.                                                                 7,744        190,933
      Biovail Corp.                                                             2,160         33,329
      Bombardier, Inc. - Class B                                               28,254        131,156
      Brookfield Asset Management, Inc. - Class A                               2,700         61,317
      Brookfield Properties Corp.                                               2,956         33,285
      CAE, Inc.                                                                 2,102         17,783
      Cameco Corp.                                                                581         16,152
      Canadian Imperial Bank of Commerce                                        5,776        352,354

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
INVESTMENTS / SEPTEMBER 30, 2009 (UNAUDITED) -- CONTINUED

                                                                             SHARES         VALUE
                                                                          -----------   ------------
      Canadian National Railway Co.                                             1,235   $     60,503
      Canadian Natural Resources, Ltd.                                          2,096        140,937
      Canadian Oil Sands Trust                                                  1,300         37,337
      Canadian Pacific Railway, Ltd.                                            6,560        306,929
      Canadian Tire Corp., Ltd. Class A                                         2,300        124,082
      Canadian Utilities, Ltd. - Class A                                          900         31,851
      CGI Group, Inc. - Class A*                                               42,800        501,226
      CI Financial Corp.                                                        1,700         32,693
      Crescent Point Energy Corp.                                               1,000         34,430
      Empire Co., Ltd. - Class A                                                1,800         73,486
      EnCana Corp.                                                              2,696        156,122
      Fairfax Financial Holdings, Ltd.                                            938        348,273
      Finning International, Inc.                                               1,900         28,394
      First Quantum Minerals, Ltd.                                                600         39,228
      Fortis, Inc.                                                              1,300         30,331
      Franco-Nevada Corp.                                                       1,100         28,860
      George Weston, Ltd.                                                       2,400        124,948
      Goldcorp, Inc.                                                           14,300        574,057
      Great-West Lifeco, Inc.                                                   1,600         39,692
      Groupe Aeroplan, Inc.                                                     3,454         31,938
      Husky Energy, Inc.                                                        3,078         86,649
      IAMGOLD Corp.                                                             3,000         42,420
      IGM Financial, Inc.                                                         800         31,727
      Industrial Alliance Insurance and Financial Services, Inc.                1,124         30,770
      Intact Financial Corp.                                                    2,369         74,965
      Loblaw Cos., Ltd.                                                         3,800        112,156
      Magna International, Inc. - Class A                                       1,800         76,645
      Manitoba Telecom Services, Inc.                                           1,400         43,570
      Manulife Financial Corp.                                                 67,372      1,414,521
      Metro, Inc. - Class A                                                       900         29,413
      National Bank of Canada                                                   2,516        139,917
      Niko Resources, Ltd.                                                        400         31,289
      Onex Corp.                                                                6,670        163,472
      Penn West Energy Trust                                                    4,561         72,246
      Potash Corp. of Saskatchewan, Inc.                                          918         83,273
      Power Corp. of Canada                                                     7,276        198,983
      Power Financial Corp.                                                     4,400        126,783
      Provident Energy Trust                                                    5,826         33,558
      Research in Motion, Ltd.*                                                 1,569        105,986
      Rogers Communications, Inc. - Class B                                       666         18,805
      Rona, Inc.*                                                               5,600         78,457
      Royal Bank of Canada                                                     18,698      1,002,436
      Saputo, Inc.                                                              1,400         32,860
      Shoppers Drug Mart Corp.                                                  1,276         52,368
      Silver Wheaton Corp.*                                                     3,200         40,288
      Sino-Forest Corp.*                                                       11,089        175,141
      SNC-Lavalin Group, Inc.                                                     800         36,128

                                                                             SHARES         VALUE
                                                                          -----------   ------------
      Sun Life Financial, Inc.                                                 17,070   $    534,510
      Suncor Energy, Inc.                                                       7,366        256,999
      Talisman Energy, Inc.                                                    61,839      1,075,687
      Tech Resources, Ltd.*                                                    17,383        479,007
      TELUS Corp.                                                               1,100         34,199
      The Data Group Income Fund                                                2,300         11,020
      The Toronto-Dominion Bank                                                30,222      1,954,769
      Thomson Reuters Corp.                                                     7,720        258,860
      TMX Group, Inc.                                                           1,000         33,540
      Toronto-Dominion Bank                                                     8,777        565,678
      TransAlta Corp.                                                           1,500         30,780
      TransCanada Corp.                                                        22,156        689,717
      TVA Group, Inc. B Shares                                                  1,100         13,254
      Vicwest Income Fund                                                         900         12,147
      Viterra, Inc.*                                                            9,000         89,777
      Yamana Gold, Inc.                                                        20,300        218,230
      Yellow Pages Income Fund                                                 14,043         70,828
                                                                                        ------------
   TOTAL CANADA                                                                           15,856,646
                                                                                        ------------
   CAYMAN ISLANDS -- 0.0%
      Tingyi Cayman Islands Holding Corp.                                      30,000         61,935
                                                                                        ------------
   TOTAL CAYMAN ISLANDS                                                                       61,935
                                                                                        ------------
   CHILE -- 0.6%
      Administradora de Fondos de Pensiones Provida SA*                        31,000         71,502
      AES Gener SA                                                            130,000         55,689
      Almendral SA                                                            371,854         35,714
      Antarchile SA                                                             6,794        109,618
      Banco de Chile                                                        1,071,865         84,813
      Banco de Credito e Inversiones                                            2,386         69,415
      Banco Santander Chile                                                   876,218         48,453
      Banco Santander Chile - ADR                                               4,560        262,382
      Banmedica SA                                                              1,266          1,243
      Cia Cervecerias Unidas SA - ADR                                           1,000         34,340
      Cia General de Electricidad                                              17,400        108,246
      Colbun SA                                                               349,247         84,111
      Empresa Nacional de Electricidad SA                                     100,176        156,163
      Empresa Nacional de Telecomunicaciones SA                                 3,369         43,817
      Empresas CMPC SA                                                          4,750        166,758
      Empresas Copec SA                                                        18,346        234,602
      Enersis SA                                                              294,355        107,676
      Enersis SA - ADR                                                         17,648        325,606
      Enersur SA                                                               12,100         59,634
      Grupo Security SA                                                       131,265         35,766
      Lan Airlines SA                                                           4,526         59,194
      Madeco SA - Sponsored ADR                                                 1,718         11,322
      Masisa SA                                                               125,000         18,645
      Parque Arauco SA                                                         95,300         88,583
      Quinenco SA                                                              15,702         28,562
      S.A.C.I. Falabella                                                       53,188        234,917
      Sigdo Koppers SA                                                         60,400         51,858

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
INVESTMENTS / SEPTEMBER 30, 2009 (UNAUDITED) -- CONTINUED

                                                                             SHARES         VALUE
                                                                          -----------   ------------
      Sociedad de Inversiones Pampa Calichera SA - Class A                     60,000   $     96,589
      Sociedad Matriz Banco de Chile - Class B                                516,983         52,662
      Sonda SA                                                                 22,877         31,210
      Vina Concha y Toro SA                                                     2,436          5,096
      Vina Concha y Toro SA - ADR                                               1,100         45,815
                                                                                        ------------
   TOTAL CHILE                                                                             2,820,001
                                                                                        ------------
   CHINA -- 1.7%
      Air China, Ltd. - Class H*                                              264,000        152,267
      Alibaba.com, Ltd.                                                        19,000         44,129
      Anhui Conch Cement Co., Ltd. - Class H                                   36,000        239,921
      Baidu, Inc.- ADR*                                                           300        117,315
      Bank of China, Ltd. - Class H                                         1,739,338        915,671
      Bank of Communications Co., Ltd. - Class H                              313,000        381,252
      China Citic Bank - Class H                                              113,000         74,507
      China Coal Energy Co. - Class H                                          45,000         58,877
      China Communications Construction Co., Ltd. - Class H                    50,000         54,129
      China Construction Bank Corp. - Class H                               1,290,280      1,030,552
      China Eastern Airlines Corp, Ltd. - Class H*                             74,000         25,303
      China Huiyuan Juice Group, Ltd. - Class H                                29,000         18,522
      China International Marine Containers Co., Ltd. - Class B                39,000         39,956
      China Medical Technologies, Inc. - ADR                                    1,000         16,220
      China Merchants Bank Co., Ltd. - Class H                                 29,250         65,218
      China Molybdenum Co., Ltd.                                              162,000        129,808
      China Oilfield Services, Ltd. - Class H                                  30,000         27,987
      China Railway Construction Corp., Ltd. - Class H                         26,900         35,751
      China Railway Group, Ltd. - Class H*                                     44,000         37,811
      China Shenhua Energy Co., Ltd. - Class H                                125,500        548,148
      China Shipping Development Co., Ltd. - Class H                           26,000         32,877
      China Southern Airlines Co., Ltd. - Class H*                             81,000         25,606
      China Telecom Corp., Ltd.- Class H                                      644,000        304,132
      China Yurun Food Group, Ltd.                                             31,000         66,800
      Ctrip.com International, Ltd. - ADR*                                      1,400         82,306
      Datang International Power Generation Co., Ltd. - Class H                48,000         25,084
      Dazhong Transportation Group Co., Ltd. - Class B                         75,600         51,862
      Focus Media Holding, Ltd. - ADR*                                          3,300         36,432
      Golden Eagle Retail Group, Ltd.                                          47,000         78,838
      Harbin Power Equipment Co., Ltd. - Class H                               24,000         22,668

                                                                             SHARES         VALUE
                                                                          -----------   ------------
      Huaneng Power International, Inc. - Class H                             234,000   $    154,892
      Industrial & Commerical Bank of China - Class H                       1,165,660        878,376
      Inner Mongolia Yitai Coal Co. - Class B                                   7,000         38,822
      KWG Property Holding, Ltd.                                              279,500        180,682
      Maanshan Iron & Steel  - Class H*                                        46,000         27,778
      Netease.com - ADR*                                                        2,000         91,360
      Parkson Retail Group, Ltd.                                               35,000         51,845
      Perfect World Co., Ltd. - ADR*                                            4,513        217,075
      PICC Property & Casualty Co., Ltd. - Class H*                            54,000         37,138
      Ping An Insurance Group Co. of China, Ltd. - Class H                     14,500        115,064
      Semiconductor Manufacturing International Corp.*                        386,000         18,179
      Shandong Weigao Group Medical Polymer Co., Ltd. - Class H                28,000         92,490
      Shanghai Electric Group Co., Ltd. - Class H                              90,000         43,432
      Shanghai Lujiazui Finance & Trade Zone Development
         Co., Ltd. - Class B                                                   24,600         43,173
      Shanghai Zhenhua Heavy Industry Co., Ltd. - Class B                      62,400         48,984
      Shimao Property Holdings, Ltd.                                           70,500        119,531
      Sina Corp./China*                                                         1,000         37,960
      Sino-Ocean Land Holdings, Ltd.                                           55,500         50,272
      Sinopec Shanghai Petrochemical Co., Ltd. - Class H*                      54,000         22,506
      Suntech Power Holdings Co., Ltd. - ADR*                                   1,900         28,880
      Tencent Holdings, Ltd.                                                    8,600        139,929
      Want Want China Holdings, Ltd.                                          160,000         94,141
      Weichai Power Co., Ltd.                                                  35,000        184,483
      Yangzijiang Shipbuilding Holdings, Ltd.                                  56,000         38,363
      Yantai Changyu Pioneer Wine Co. - Class B                                 7,000         44,872
      Yanzhou Coal Mining Co., Ltd. - Class H                                 159,999        230,810
      Zhejiang Expressway Co., Ltd. - Class H                                 182,000        159,454
      Zijin Mining Group Co., Ltd. - Class H                                  206,000        202,277
      ZTE Corp. - Class H                                                       2,600         13,721
                                                                                        ------------
   TOTAL CHINA                                                                             8,146,438
                                                                                        ------------
   COLOMBIA -- 0.2%
      Almacenes Exito SA                                                        6,300         52,083
      Banco de Bogota SA                                                        3,110         53,497
      BanColumbia SA - ADR                                                      2,800        120,204
      Cementos Argos SA                                                         7,800         44,155
      Ecopetrol SA                                                             79,500        111,060
      Empresa de Telecomunicaciones de Bogota                                 116,000         63,187
      Grupo Aval Acciones Y Valores                                           158,000         60,122
      Grupo de Inversiones Suramericana SA                                      3,800         50,114

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
INVESTMENTS / SEPTEMBER 30, 2009 (UNAUDITED) -- CONTINUED

                                                                             SHARES         VALUE
                                                                          -----------   ------------
      Grupo Nacional de Chocolates SA                                           9,000   $    107,526
      Interconexion Electrica SA                                               14,278         90,353
      Inversiones Argos SA                                                      9,000         74,123
      Promigas SA(1)                                                            2,000         42,744
                                                                                        ------------
   TOTAL COLOMBIA                                                                            869,168
                                                                                        ------------
   CROATIA -- 0.2%
      Atlantska Plovidba DD                                                       713        161,242
      Dalekovod DD*                                                               340         28,490
      Ericsson Nikola Tesla                                                       200         60,387
      Hrvatske Telekomunikacije DD                                              2,950        154,789
      Institut IGH*                                                                20         16,438
      Koncar-Elektroindustrija DD*                                                920         81,731
      Podravka DD*                                                              1,000         57,396
      Privredna Banka Zagreb DD*(1)                                               830        109,506
      Tankerska Plovidba DD                                                        40         15,107
      VIRO Tvornica Secera*                                                       370         35,028
                                                                                        ------------
   TOTAL CROATIA                                                                             720,114
                                                                                        ------------
   CZECH REPUBLIC -- 0.6%
      CEZ AS                                                                   16,990        906,144
      Komercni Banka AS                                                         5,929      1,182,376
      Philip Morris CR AS                                                         170         86,726
      Telefonica 02 Czech Republic AS                                          13,100        324,276
      Unipetrol AS*                                                            22,200        181,463
                                                                                        ------------
   TOTAL CZECH REPUBLIC                                                                    2,680,985
                                                                                        ------------
   DENMARK -- 0.5%
      A P Moller - Maersk A/S - Class B                                            85        584,818
      A P Moller-Maersk A/S - Class A                                              16        106,938
      Carlsberg A/S - Class B                                                   4,070        294,826
      Coloplast A/S - Class B                                                     861         72,017
      Danisco A/S                                                               1,270         77,081
      Danske Bank A/S*                                                         25,856        677,271
      DSV A/S*                                                                  2,091         37,282
      FLSmith & Co. A/S                                                           225         12,252
      Novo Nordisk A/S - Class B                                               10,173        636,931
      Novozymes A/S - Class B                                                     180         16,940
      PER Aarsleff A/S - Class B                                                  200         22,764
      Sydbank A/S*                                                              1,644         43,063
      Vestas Wind Systems A/S*                                                    316         22,844
                                                                                        ------------
   TOTAL DENMARK                                                                           2,605,027
                                                                                        ------------
   EGYPT -- 0.3%
      Alexandria Mineral Oils Co.                                               4,000         32,010
      Arab Cotton Ginning                                                      32,000         32,628
      Commercial International Bank                                            18,150        189,285
      Eastern Tobacco Co.                                                       2,600         63,478
      Egypt Kuwait Holding Co.                                                 30,249         72,598
      Egyptian Co. for Mobile Services                                          1,400         55,616
      Egyptian for Tourism Resorts*                                            60,000         29,008
      Egyptian International Pharmaceutical Industrial Co.                      7,900         50,183
      El Ezz Aldekhela Steel - Alexandria                                         350         53,242
      El Sewedy Cables Holding Co.                                              3,630         51,936
      El Watany Bank of Egypt(1)                                                5,466         33,798
      Misr Beni Suef Cement Co.                                                 2,350         55,611
      Misr Cement Co.(1)                                                        2,600         43,522

                                                                             SHARES         VALUE
                                                                          -----------   ------------
      National Societe General Bank SAE                                         5,445   $     28,264
      Olympic Group Financial Investments                                       7,000         41,908
      Orascom Construction Industries                                           5,050        216,107
      Orascom Telecom Holding SAE                                              10,250         65,260
      Oriental Weavers                                                          4,647         28,615
      Sidi Kerir Petrochemcials Co.                                            23,000         48,701
      Six of October Development & Investment*                                  1,340         20,789
      South Valley Cement*                                                     10,835         15,715
      Talaat Moustafa Group*                                                   23,500         27,506
      Telecom Egypt                                                            30,200         97,483
                                                                                        ------------
   TOTAL EGYPT                                                                             1,353,263
                                                                                        ------------
   ESTONIA -- 0.2%
      AS Baltika*(1)                                                           29,700         43,027
      AS Eesti Ehitus(1)                                                       12,000         27,043
      AS Jarvevana*                                                            14,700          9,035
      AS Merko Ehitus(1)                                                       14,700        115,301
      AS Tallinna Vesi(1)                                                       2,900         44,559
      Eesti Telekom                                                            18,850        174,608
      Olympic Entertainment Group AS*                                          31,330         35,761
      Tallink Group, Ltd.*                                                    323,120        193,864
      Tallinna Kaubamaja AS(1)                                                 14,100        103,167
                                                                                        ------------
   TOTAL ESTONIA                                                                             746,365
                                                                                        ------------
   FINLAND -- 0.6%
      Elisa Oyj                                                                 1,789         36,704
      Fortum Oyj                                                               11,119        285,069
      Kesko Oyj - Class B                                                       3,670        122,985
      Kone Oyj - Class B                                                        1,089         40,031
      Metso Oyj                                                                 4,699        132,232
      Neste Oil Oyj                                                             8,541        157,731
      Nokia Oyj                                                                62,847        924,275
      Nokian Renkaat Oyj                                                          347          8,089
      OKO Bank PLC - Class A                                                   10,085        115,112
      Outokumpu Oyj                                                             5,542        104,294
      Sampo Oyj - Class A                                                       6,392        160,978
      Stora Enso Oyj - Class R*                                                64,303        447,908
      UPM-Kymmene Oyj                                                          25,179        302,136
      Wartsila Oyj                                                              5,128        205,462
                                                                                        ------------
   TOTAL FINLAND                                                                           3,043,006
                                                                                        ------------
   FRANCE -- 5.5%
      Accor SA                                                                  6,169        343,404
      Aeroports de Paris                                                        1,795        161,517
      Air France KLM*                                                           6,636        120,609
      Alcatel-Lucent*                                                          42,218        188,861
      Alstom                                                                    9,337        681,392
      Atos Origin SA*                                                           2,360        119,147
      AXA SA                                                                   68,502      1,854,494
      BNP Paribas                                                              22,987      1,836,646
      Bouygues SA                                                               3,074        156,318
      Bull SA*                                                                 37,193        181,241
      Cap Gemini SA                                                             5,277        276,414
      Carrefour SA                                                              5,108        231,720
      Casino Guichard-Perrachon SA                                              1,773        140,624
      Christian Dior SA                                                         5,605        553,643
      Cie Generale de Geophysique-Veritas*                                      1,200         28,080
      Ciments Francais SA                                                         345         38,748

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
INVESTMENTS / SEPTEMBER 30, 2009 (UNAUDITED) -- CONTINUED

                                                                             SHARES         VALUE
                                                                          -----------   ------------
      CNP Assurances                                                            3,758   $    382,916
      Compagnie de Saint-Gobain                                                14,004        726,472
      Compagnie Generale de Geophysique*                                        4,366        101,873
      Compagnie Generale des Etablissements Michelin - Class B                  2,587        202,952
      Credit Agricole SA                                                       32,488        678,893
      Dassault Systemes SA                                                        620         34,558
      Devoteam SA                                                                 600         16,331
      Eiffage SA                                                                  163         10,385
      Electricite de France                                                     2,420        143,565
      Eramet                                                                       19          6,594
      Eutelsat Communications                                                   1,191         36,199
      Fonciere Des Regions                                                        251         29,234
      France Telecom SA                                                        27,954        744,706
      GDF Suez                                                                 15,908        706,404
      Groupe Danone                                                             4,134        249,119
      Groupe Eurotunnel SA                                                      5,435         55,602
      Groupe Steria SCA                                                         4,279        152,159
      Klepierre                                                                 1,169         46,368
      L'Air Liquide SA                                                          1,788        203,432
      L'Oreal SA                                                                2,962        294,527
      LaCie SA                                                                  2,361         12,783
      Lafarge SA                                                               10,369        927,863
      Lagardere SCA                                                             7,410        345,148
      Legrand Holding SA                                                        6,515        181,237
      Linedata Services                                                         1,883         22,375
      LVMH Moet Hennessy Louis Vuitton SA                                       2,814        283,022
      Natexis*                                                                 13,253         79,903
      NetGem SA                                                                 4,954         24,503
      Nexans SA                                                                 2,212        178,777
      Parrot SA*                                                                  900         11,787
      Pernod-Ricard SA                                                          1,118         88,787
      Peugeot SA*                                                               4,821        146,988
      Pinault-Printemps-Redoute SA                                              3,515        450,537
      Plastic Omnium SA                                                         3,537         95,651
      Publicis Groupe                                                           2,424         97,228
      Renault SA*                                                               8,095        377,469
      Sanofi-Aventis SA                                                        44,889      3,294,286
      Schneider Electric SA                                                     5,173        524,295
      SCOR SE                                                                  25,442        695,470
      Societe BIC SA                                                              828         58,887
      Societe Generale                                                         21,031      1,692,673
      Sodexo                                                                      576         34,508
      Spir Communication*                                                         396         12,169
      Suez Environnement SA                                                     1,613         36,846
      Technip SA                                                                5,633        359,811
      Thales SA                                                                   326         16,172
      Total SA                                                                 38,419      2,282,843
      Unibail- Rodamco SE                                                         444         92,229
      Valeo SA*                                                                 5,481        144,252
      Vallourec SA                                                                682        115,569
      Veolia Environnement                                                      3,514        134,675
      Vinci SA                                                                  6,603        373,554
      Vivendi Universal SA                                                     37,430      1,158,185
                                                                                        ------------
   TOTAL FRANCE                                                                           26,085,629
                                                                                        ------------
   GERMANY -- 4.9%
      Adidas AG                                                                 8,679        459,376
      ADVA AG Optical Networking*                                              16,476         52,560
      Allianz SE Registered Shares                                             25,789      3,221,738

                                                                             SHARES         VALUE
                                                                          -----------   ------------
      BASF SE                                                                  32,257   $  1,709,240
      Bayer AG                                                                  4,620        320,120
      Bayerische Motoren Werke (BMW) AG                                        11,827        570,270
      Beiersdorf AG                                                               149          8,750
      Celesio AG                                                                  456         12,572
      Cewe Color Holding AG                                                     1,000         34,784
      Commerzbank AG*                                                          23,232        294,582
      DaimlerChrysler AG - Registered shares                                    8,005        403,026
      DaimlerChrysler AG - Registered shares                                   26,400      1,328,184
      Deutsche Bank AG                                                         16,364      1,255,868
      Deutsche Bank AG - Registered shares                                      6,600        506,682
      Deutsche Boerse AG                                                          426         34,816
      Deutsche Lufthansa AG - Registered shares                                78,806      1,396,542
      Deutsche Post AG - Registered shares                                      7,380        138,235
      Deutsche Postbank AG*                                                     1,112         39,331
      Deutsche Telekom AG                                                      59,959        818,628
      Deutsche Telekom AG - ADR                                                36,500        498,590
      E.On AG                                                                  55,752      2,364,336
      Fraport AG Frankfurt Airport Services Worldwide                          10,077        536,026
      Fresenius SE                                                                813         39,986
      GEA Group AG                                                             13,890        289,849
      Generali Deutschland Holding AG                                             495         46,576
      Grammer AG*                                                               2,104         20,783
      Hamburger Hafen Und Logistik AG                                              96          4,325
      Hannover Rueckversicherungs AG*                                             750         34,385
      HeidelbergCement AG                                                       1,792        116,012
      Henkel AG & Co.KGaA                                                       1,063         38,624
      Highlight Communications AG                                               3,483         20,387
      Infineon Technologies AG*                                                31,641        178,495
      K+S AG                                                                      297         16,207
      Linde AG                                                                    835         90,519
      MAN AG                                                                    1,677        138,408
      Merck KGaA                                                                  475         47,232
      Metro AG                                                                  1,331         75,280
      MTU Aero Engines Holding AG                                               6,537        309,555
      Muenchener Rueckversicherungs-Gesellschaft AG                            10,214      1,629,642
      OHB Technology AG                                                         1,036         13,508
      RWE AG                                                                   14,500      1,346,750
      RWE AG                                                                      405         33,349
      Salzgitter AG                                                             2,276        218,154
      SAP AG                                                                    6,399        311,635
      Siemens AG                                                               10,804      1,000,464
      STO AG                                                                      290         21,961
      Suedzucker AG                                                             9,640        195,379
      ThyssenKrupp AG                                                          20,036        689,896
      Villeroy & Boch AG                                                        1,585         13,221
      Volkswagen AG                                                             1,653        271,718
      VTG AG                                                                    1,200         16,208
      Wacker Chemie AG                                                             87         13,570
                                                                                        ------------
   TOTAL GERMANY                                                                          23,246,334
                                                                                        ------------

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
INVESTMENTS / SEPTEMBER 30, 2009 (UNAUDITED) -- CONTINUED

                                                                             SHARES         VALUE
                                                                          -----------   ------------
   GHANA -- 0.0%
      Aluworks Ghana, Ltd.*(1)                                                232,000   $     51,075
      CAL Bank, Ltd.(1)                                                       264,000         43,727
      Ghana Commercial Bank, Ltd.(1)                                          106,696         58,907
      Produce Buying Co., Ltd.(1)                                             162,500         23,327
      Standard Chartered Bank(1)                                                2,200         44,030
                                                                                        ------------
   TOTAL GHANA                                                                               221,066
                                                                                        ------------
   GREECE -- 0.3%
      Alpha Bank AE*                                                            4,021         74,140
      Bank of Cyprus, Public Co.,Ltd.                                           5,038         38,337
      Coca-Cola Hellenic Bottling Co. SA                                        6,937        184,652
      EFG Eurobank Ergasias SA*                                                 2,625         41,294
      Hellenic Petroleum SA                                                     1,993         22,632
      Hellenic Telecommunications Organization SA                               2,978         49,244
      Marfin Investment Group SA*                                             111,840        481,166
      National Bank of Greece SA*                                               4,039        144,807
      National Bank of Greece SA - ADR                                         44,529        321,054
      Piraeus Bank SA*                                                         10,509        194,845
      Titan Cement Co SA                                                          847         29,251
                                                                                        ------------
   TOTAL GREECE                                                                            1,581,422
                                                                                        ------------
   HONG KONG -- 3.0%
      Agile Property Holdings, Ltd.                                           154,000        181,222
      Alco Holdings, Ltd.                                                      18,000          5,783
      Aluminum Corp. of China, Ltd. - Class H*                                 38,000         41,481
      ASM Pacific Technology, Ltd.                                              4,900         34,742
      Bank of East Asia, Ltd.                                                   9,200         33,238
      Beijing Capital International Airport Co., Ltd.- Class H*                54,684         34,010
      Beijing Enterprises Holdings, Ltd. - Class H                             12,000         63,561
      BOC Hong Kong, Ltd.                                                      21,000         46,064
      Cathay Pacific Airways, Ltd.*                                            44,000         69,491
      Champion Technology Holdings, Ltd.                                      640,000         22,710
      Chaoda Modern Agriculture Holdings, Ltd.                                 36,140         21,824
      Cheung Kong Holdings, Ltd.                                               55,000        697,963
      China Agri-Industries Holdings, Ltd.                                     51,000         47,644
      China COSCO Holdings Co., Ltd. - Class H                                 36,000         43,107
      China Green Holdings, Ltd.                                               45,000         38,206
      China Life Insurance Co., Ltd. - Class H                                175,931        766,146
      China Mengniu Dairy Co., Ltd.*                                           94,000        240,638
      China Merchants Holdings International Co., Ltd.                         35,470        117,622
      China Mobile, Ltd.                                                      147,728      1,441,054
      China Overseas Land & Investment, Ltd.                                   46,320        100,170
      China Petroleum & Chemical Corp. - Class H                              998,498        849,040
      China Pharmaceutical Group, Ltd.                                        210,000        118,141
      China Resources Enterprise, Ltd.                                         28,000         81,470
      China Resources Land, Ltd.                                               44,000         96,402

                                                                             SHARES         VALUE
                                                                          -----------   ------------
      China Resources Power Holdings Co., Ltd.                                 17,600   $     40,923
      China Unicom Hongkong, Ltd.                                              94,652        134,100
      Chinese Estates Holdings, Ltd.                                            5,000          8,452
      Citic Pacific, Ltd.                                                      39,000        102,406
      CLP Holdings, Ltd.                                                       86,500        587,080
      CNOOC, Ltd.                                                             565,531        760,361
      COSCO Pacific, Ltd.                                                      16,000         22,957
      Dah Chong Hong Holdings, Ltd.                                           107,000         44,871
      Denway Motors, Ltd.                                                     114,000         50,748
      Dongfeng Motor Group Co., Ltd. - Class H                                304,000        323,219
      Emperor Entertainment Hotel, Ltd.                                        85,000          9,103
      Esprit Holdings, Ltd.                                                    38,500        258,321
      Foxconn International Holdings, Ltd.*                                    89,000         58,453
      Global Bio-Chem Tecnology Group Co., Ltd.                               130,000         32,877
      GOME Electrical Appliances Holdings, Ltd.*                               67,331         17,984
      Hang Lung Group, Ltd.                                                    15,000         75,096
      Hang Lung Properties, Ltd.                                               17,000         62,625
      Hang Seng Bank, Ltd.                                                      6,500         93,683
      Henderson Land Development Co., Ltd.                                     93,000        611,996
      Hong Kong & China Gas Co., Ltd.                                          23,000         58,108
      Hong Kong Exchanges & Clearing, Ltd.                                     26,700        484,042
      Hongkong Electric Holdings, Ltd.                                         24,500        134,354
      Hopewell Holdings                                                        10,000         31,419
      Hung Hing Printing Group, Ltd.                                           80,000         21,884
      Hutchinson Whampoa, Ltd.                                                104,400        753,696
      Hutchison Telecommunications International, Ltd.                         92,000         18,993
      Jiangxi Copper Co., Ltd. - Class H                                       20,000         44,748
      Jinhui Holdings, Ltd.*                                                   32,000          9,579
      Keck Seng Investments                                                    62,000         31,680
      Kerry Properties, Ltd.                                                   32,500        173,821
      Kingboard Chemicals Holdings, Ltd.                                       13,000         49,400
      Lenovo Group, Ltd.                                                       88,000         39,174
      Li & Fung, Ltd.                                                          32,000        129,031
      Lifestyle International Holdings, Ltd.                                   12,500         18,935
      Mongolia Energy Co., Ltd.*                                               32,000         11,355
      MTR Corp.                                                                 8,500         29,503
      New World Development Co., Ltd.                                          72,851        156,793
      Nine Dragons Paper Holdings, Ltd.                                        16,000         20,604
      Noble Group, Ltd.                                                        38,602         67,139
      Pacific Basin Shipping, Ltd.                                             45,000         29,671
      PetroChina Co., Ltd. - Class H                                          519,141        586,793
      Shanghai Industrial Holdings, Ltd.                                       59,000        266,069
      Shangri-La Asia, Ltd.                                                    26,000         48,980
      Shenzhen Investment, Ltd.                                               262,000        101,419
      Sino Land Co., Ltd.                                                      76,000        136,113

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
INVESTMENTS / SEPTEMBER 30, 2009 (UNAUDITED) -- CONTINUED

                                                                             SHARES         VALUE
                                                                          -----------   ------------
      Sun Hung Kai Properties, Ltd.                                            53,000   $    780,976
      SUNeVision Holdings, Ltd.                                               104,000         12,077
      Swire Pacific, Ltd. - Class A                                            27,500        323,256
      Wharf Holdings, Ltd.                                                     77,625        412,161
      Wheelock & Co., Ltd.                                                    108,000        353,959
      Wumart Stores, Inc. - Class H                                            57,000         84,874
      Yue Yuen Industrial, Ltd.                                                17,000         47,161
                                                                                        ------------
   TOTAL HONG KONG                                                                        13,954,751
                                                                                        ------------
   HUNGARY -- 0.8%
      Egis Gyogyszergyar Nyrt PLC                                                 680         72,410
      FHB Mortgage Bank PLC*                                                    2,400         17,081
      Gedeon Richter Nyrt                                                       2,340        484,364
      Magyar Telecom Telecommunications PLC                                   140,410        614,080
      MOL Hungarian Oil and Gas Nyrt*                                           7,390        617,091
      OTP Bank Nyrt*                                                           67,627      1,929,639
      Raba Automotive Holding PLC*                                              4,085         16,823
                                                                                        ------------
   TOTAL HUNGARY                                                                           3,751,488
                                                                                        ------------
   INDIA -- 1.2%
      Bajaj Holdings and Investment, Ltd. - GDR                                 2,000         17,240
      Dr Reddys Laboratories, Ltd.- ADR                                        27,974        545,493
      GAIL India, Ltd. - GDR                                                    1,770         79,650
      HDFC Bank, Ltd. - ADR                                                     3,130        370,498
      ICICI Bank, Ltd. - Sponsored ADR                                         11,779        454,198
      Infosys Technologies, Ltd. - Sponsored ADR                               21,821      1,058,101
      ITC, Ltd. RegS GDR*                                                      84,500        408,980
      Larsen & Toubro, Ltd. - 144A GDR                                          3,577        125,606
      Reliance Industries, Ltd. - 144A GDR (New York Exchange)                  4,038        369,619
      Reliance Industries, Ltd.-144A GDR (London Exchange)                      5,870        540,627
      Reliance Infrastructure, Ltd. - GDR                                       1,720        129,000
      State Bank of India, Ltd. - GDR (New York Exchange)                       2,100        190,680
      State Bank of India, Ltd. - GDR (New York Exhange)                        4,510        411,567
      State Bank of India, Ltd. - GDR (London Exchange)                           608         55,267
      Sterlite Industries India, Ltd.- ADR                                     32,818        524,104
      Tata Motors, Ltd. - ADR                                                  16,778        217,443
      Wipro, Ltd. - ADR                                                         5,680        101,956
                                                                                        ------------
   TOTAL INDIA                                                                             5,600,029
                                                                                        ------------
   INDONESIA -- 1.1%
      AKR Corporindo Tbk Pt                                                   376,000         40,848
      Aneka Tambang (Persero) Tbk Pt                                          190,000         48,163
      Astra International Tbk Pt                                              235,500        812,615
      Bakrie and Brothers Tbk Pt*                                           5,603,500         75,950
      Bank Central Asia Tbk Pt                                                664,500        317,984
      Bank Danamon Indonesia Tbk Pt                                           373,622        191,353
      Bank Mandiri Persero Tbk Pt                                           1,075,500        523,006
      Bank Negara Indonesia Persero Tbk Pt                                    915,000        201,177

                                                                             SHARES         VALUE
                                                                          -----------   ------------
      Bank Rakyat Indonesia (Persero) Tbk Pt                                  474,517   $    368,223
      Barito Pacific Tbk Pt*                                                  269,000         42,584
      Bumi Resources Tbk Pt                                                   911,000        303,981
      Gudang Garam Tbk Pt                                                      94,500        145,685
      Holcim Indonesia Tbk Pt*                                                460,000         63,301
      Indah Kiat Pulp & Paper Corp. Tbk Pt*                                   276,000         51,973
      Indocement Tunggal Prakarsa Tbk Pt                                       65,000         71,288
      Indofood Sukses Makmur Tbk Pt                                           531,000        166,195
      Indosat Tbk Pt                                                          137,500         77,535
      International Nickel Indonesia Tbk Pt*                                  150,000         64,408
      Kalbe Farma Tbk Pt                                                      644,000         88,621
      Lippo Karawaci Tbk Pt*                                                  501,000         34,730
      Medco Energi Internasional Tbk Pt                                       133,000         39,907
      Perusahaan Gas Negara Pt                                                559,000        211,107
      Semen Gresik (Persero) Tbk Pt                                           122,500         79,850
      Sinar Mas Agro Resources and Technology Tbk Pt(1)                        69,500         24,449
      Tambang Balubara Bukit Asam Tbk Pt                                       58,500         85,344
      Telekomunikasi Indonesia Tbk Pt                                         705,210        631,150
      Unilever Indonesia Tbk Pt                                                93,000        102,959
      United Tractors Tbk Pt                                                  275,500        444,677
                                                                                        ------------
   TOTAL INDONESIA                                                                         5,309,063
                                                                                        ------------
   IRELAND -- 0.3%
      Allied Irish Banks PLC*                                                   3,658         17,491
      CRH PLC (Dublin Exchange)                                                 4,399        122,180
      CRH PLC (London Exchange)                                                 9,634        266,522
      CRH PLC - ADR                                                            11,400        316,236
      Kerry Group PLC - Class A                                                13,678        391,289
      The Governor & Co. of the Bank of Ireland*                               17,739         88,778
                                                                                        ------------
   TOTAL IRELAND                                                                           1,202,496
                                                                                        ------------
   ISRAEL -- 0.8%
      Africa Israel Investments, Ltd.*                                            400          4,768
      Alvarion, Ltd.*                                                           3,200         12,701
      Arab East Investment Co., Ltd.*                                          10,828         19,277
      Bank Leumi le-Israel BM*                                                 46,100        176,861
      Bezeq Israeli Telecommunication Corp., Ltd.                             166,922        358,972
      Cellcom Israel, Ltd.                                                        650         19,780
      Check Point Software Technologies, Ltd.*                                 12,531        355,254
      Clal Insurance Enterprises Holdings, Ltd.*                                1,100         23,253
      Delek Automotive Systems, Ltd.                                            3,400         40,170
      Delek Group, Ltd.                                                           500         84,203
      Discount Investment Corp.                                                 1,000         22,567
      Elbit Systems, Ltd.                                                         700         47,391
      Gazit Globe, Ltd.                                                         2,400         21,027
      Harel Insurance Investments & Financial Services, Ltd.*                     550         26,284
      IDB Holding Corp., Ltd.                                                     950         23,202
      Israel Chemicals, Ltd.                                                   23,370        267,423
      Israel Corp., Ltd.*                                                         160         96,429

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
INVESTMENTS / SEPTEMBER 30, 2009 (UNAUDITED) -- CONTINUED

                                                                             SHARES         VALUE
                                                                          -----------   ------------
      Israel Discount Bank, Ltd. - Class A*                                    38,000   $     71,732
      Koor Industries, Ltd.                                                       450         13,262
      Makhteshim-Agan Industries, Ltd.                                         20,000         90,270
      Migdal Insurance & Financial Holding, Ltd.*                              29,594         47,379
      Mizrahi Tefahot Bank, Ltd.*                                              12,100        103,026
      Nice Systems, Ltd.*                                                       2,100         62,891
      Oil Refineries, Ltd.                                                     55,500         23,576
      Orbotech, Ltd.*                                                           1,300         12,292
      Ormat Industries                                                          3,500         29,364
      Partner Communications Co., Ltd.                                          3,743         70,756
      Property & Building Corp., Ltd.                                             500         31,793
      Shufersal Ltd.                                                            7,500         33,154
      Teva Pharmaceutical Industries, Ltd. - ADR                               30,562      1,545,215
                                                                                        ------------
   TOTAL ISRAEL                                                                            3,734,272
                                                                                        ------------
   ITALY -- 2.1%
      A2A SPA                                                                     112            220
      Alleanza Assicurazioni SPA                                                4,132         37,277
      Assicurazioni Generali SPA                                               10,978        300,893
      Atlantia SPA                                                              7,496        181,762
      Banca Monte dei Paschi di Siena SPA                                     127,134        271,994
      Banca Popolare di Milano Scrl                                             4,665         35,498
      Banco Popolare Scrl*                                                     30,570        293,237
      Danieli & Co SPA                                                          2,598         66,227
      Enel SPA                                                                214,480      1,361,372
      ENI SPA                                                                  39,776        994,167
      Fiat SPA*                                                                24,168        310,871
      Finmeccanica SPA                                                          2,586         45,714
      Fondiaria Sai SPA                                                         1,656         34,823
      Intesa Sanpaolo SPA*                                                    299,786      1,325,953
      Intesa Sanpaolo SPA - RSP                                                19,527         69,366
      Luxottica Group SPA*                                                      1,485         38,464
      Mediaset SPA                                                              7,120         49,803
      Mediobanca SPA                                                            4,513         61,681
      Parmalat SPA                                                            223,785        618,605
      Permasteelisa SPA*                                                          500          9,687
      Saipem SPA                                                                  522         15,721
      Servizi Italia SPA                                                        2,333         19,767
      Snam Rete Gas SPA                                                         6,690         32,551
      Telecom Italia SPA                                                      173,316        304,094
      Telecom Italia SpA                                                       97,031        119,273
      Telecom Italia SPA - ADR                                                 17,000        298,010
      Terna SPA                                                                 8,239         32,131
      UniCredit SPA*                                                          730,711      2,855,008
      Unione di Banche Italiane SCPA                                           11,474        176,133
      Unipol SPA*                                                              26,474         40,174
                                                                                        ------------
   TOTAL ITALY                                                                            10,000,476
                                                                                        ------------
   JAPAN -- 11.6%
      Acom Co., Ltd.                                                            1,760         27,097
      Advantest Corp.                                                           1,600         44,383
      Aeon Fantasy Co., Ltd.                                                    5,200         63,954
      Aeon Mall Co., Ltd.                                                         600         12,493
      Aioi Insurance Co., Ltd.                                                  7,000         35,715
      Airport Facilities Co., Ltd.                                              5,300         31,470
      Aisan Industry Co., Ltd.                                                  1,200          8,689
      Aisin Seiki Co., Ltd.                                                    13,216        322,431

                                                                             SHARES         VALUE
                                                                          -----------   ------------
      Ajinomoto Co., Inc.                                                      10,000   $    100,150
      Alfresa Holdings Corp.                                                    3,100        126,397
      Amada Co., Ltd.                                                          89,000        598,853
      Amiyaki Tei Co., Ltd.                                                        10         17,245
      Ando Corp.                                                                7,000         10,138
      AOI Electronic Co., Ltd.                                                  1,600         30,283
      Aoyama Trading Co., Ltd.                                                  6,500        111,586
      Aozora Bank, Ltd.*                                                       30,000         43,447
      Arakawa Chemical Industries, Ltd.                                         5,200         60,362
      Argo Graphics, Inc.                                                       5,800         67,198
      Asahi Breweries, Ltd.                                                     2,600         47,560
      Asahi Glass Co., Ltd.                                                    42,000        339,219
      Asahi Industries Co., Ltd.                                                    6         13,903
      Asahi Kasei Corp.                                                        92,000        468,379
      Asahi Kogyosha Co., Ltd.                                                  2,000          8,177
      Astellas Pharma, Inc.                                                    31,500      1,294,881
      Benesse Corp.                                                             1,100         53,919
      Bridgestone Corp.                                                         5,800        104,092
      Brother Industries, Ltd.                                                 14,500        173,809
      C Uyemura & Co., Ltd.                                                       300         14,939
      CAC Corp.                                                                 4,000         31,549
      Canon Marketing Japan, Inc.                                               2,700         47,795
      Canon, Inc.                                                              16,933        684,752
      Central Japan Railway Co.                                                    93        668,245
      Certo Corp.                                                               3,700         62,446
      Chubu Electric Power Co., Inc.                                            3,700         89,857
      Chubu Steel Plate Co., Ltd.                                              17,400        134,137
      Chuetsu Pulp & Paper Co., Ltd.                                           33,000         79,775
      Chuo Mitsui Trust Holdings, Inc.                                         17,000         63,065
      cocokara fine HOLDINGS, Inc.                                              1,800         39,483
      COMSYS Holdings Corp.                                                     3,000         32,886
      Cosmo Oil Co., Ltd.                                                      23,000         64,056
      Crescendo Investment Corp.                                                   76        116,330
      Cybernet Systems Co., Ltd.                                                   26         10,978
      Dai Nippon Printing Co., Ltd.                                            54,000        743,541
      Dai-Dan Co., Ltd.                                                         5,000         29,466
      Daicel Chemical Industries, Ltd.                                         26,000        156,988
      Daido Steel Co., Ltd.                                                    11,725         42,582
      Daihatsu Diesel Manufacturing Co., Ltd.                                   2,000          9,848
      Daiichi Jitsugyo Co., Ltd.                                               33,000         99,627
      Daiichi Sankyo Co., Ltd.                                                  3,700         76,378
      Daiichikosho Co., Ltd.                                                      700          9,007
      Daikin Industries, Ltd.                                                     502         18,063
      Daisyo Corp.                                                              7,800        107,314
      Daito Trust Construction Co., Ltd.                                       17,300        755,484
      Daiwa House Industry Co., Ltd.                                           26,000        272,266
      Daiwa Securities Group, Inc.                                             53,000        273,369
      Denso Corp.                                                               4,868        143,168
      Dentsu, Inc.                                                              1,500         34,925
      DTS Corp.                                                                 2,700         24,694
      East Japan Railway Co., Ltd.                                              6,070        436,832
      Eisai Co., Ltd.                                                           2,216         83,441
      Electric Power Development Co., Ltd.                                      1,000         31,694
      Epilda Memory, Inc.*                                                      2,200         28,846
      Falco Biosystems, Ltd.                                                    1,100         12,217
      FamilyMart Co., Ltd.                                                        200          6,439
      Fanuc, Ltd.                                                               2,633        236,124
      Fuji Electric Holdings Co., Ltd.*                                        39,000         72,122

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
INVESTMENTS / SEPTEMBER 30, 2009 (UNAUDITED) -- CONTINUED

                                                                             SHARES         VALUE
                                                                          -----------   ------------
      Fuji Film Holdings Corp.                                                 14,200   $    425,533
      Fuji Heavy Industries, Ltd.*                                             63,000        244,940
      Fuji Media Holdings, Inc.                                                   415        679,608
      Fuji Soft, Inc.                                                           9,100        153,280
      Fujitsu General, Ltd.                                                     9,000         31,282
      Fujitsu, Ltd.                                                            54,900        359,007
      Fukuda Denshi Co., Ltd.                                                     400         11,363
      Fukuoka Financial Group, Inc.                                            77,000        319,958
      Furusato Industries, Ltd.                                                 5,800         44,002
      Gendai Agency, Inc.                                                          82        104,139
      GS Yuasa Corp.                                                           10,000         91,350
      Hakuhodo DY Holdings, Inc.                                                  770         41,946
      Hazama Corp.                                                             21,500         22,514
      HI-LEX Corp.                                                              1,000          9,436
      Hirose Electric Co., Ltd.                                                   200         22,548
      HIS Co., Ltd.                                                             3,700         76,337
      Hitachi Cable, Ltd.                                                      26,000         76,177
      Hitachi Construction Machinery Co., Ltd.                                  4,309         92,502
      Hitachi Information Systems, Inc.                                         4,700        151,579
      Hitachi Medical Corp.                                                     7,000         66,596
      Hitachi, Ltd.*                                                          213,000        654,910
      Hitachi, Ltd. - ADR*                                                     16,182        494,846
      Hokkaido Electric Power Co.                                               1,600         33,296
      Hokkaido Gas Co., Ltd.                                                   13,000         37,075
      Hokuhoku Financial Group, Inc.                                           12,000         28,073
      Hokuriku Electric Power Co.                                               1,300         33,092
      Honda Motor Co., Ltd.                                                    55,140      1,698,458
      Hoya Corp.                                                                4,500        106,277
      Ibiden Co., Ltd.                                                          1,100         40,929
      ICHINEN HOLDINGS Co., Ltd.                                                1,800          8,502
      Idemitsu Kosan Co., Ltd.                                                  2,800        231,137
      IHI Corp.*                                                               16,000         32,440
      Imasen Electric Industrial                                                5,000         55,645
      Inabata & Co., Ltd.                                                      12,000         49,864
      Ines Corp.                                                                1,300         11,050
      Information Services International-Dentsu, Ltd.                          11,300         80,692
      INPEX Corp.                                                                   1          8,533
      Isetan Mitsukoshi Holdings, Ltd.                                         19,300        221,671
      Isuzu Motors, Ltd.*                                                      78,000        165,098
      Itochu Corp.                                                             35,690        236,568
      Itochu Enex Co., Ltd.                                                     7,000         40,784
      J Front Retailing Co., Ltd.                                               6,000         36,161
      Japan Prime Realty Investment Corp.                                          13         31,600
      Japan Real Estate Investment Corp.                                            5         40,885
      Japan Retail Fund Investment Corp.                                            7         37,977
      Japan Tobacco, Inc.                                                          28         96,073
      JBCC Holdings, Inc.                                                       7,000         49,674
      JFE Holdings, Inc.                                                        5,100        174,990
      JGC Corp.                                                                 2,000         40,907
      JMS Co., Ltd.                                                            15,000         67,175
      Joban Kosan Co., Ltd.                                                     5,000          8,634
      JS Group Corp. (Tostem Inax Holding Corp.)                                6,200        108,784
      JSR Corp.                                                                 2,000         40,996
      JTEKT Corp.                                                               9,800        114,196
      Kamei Corp.                                                              10,000         57,595

                                                                             SHARES         VALUE
                                                                          -----------   ------------
      Kamigumi Co., Ltd.                                                       10,000   $     81,658
      Kaneka Corp.                                                             44,000        316,159
      Kanematsu Corp.*                                                          7,000          6,238
      Kanematsu Electronics, Ltd.                                              11,700        118,349
      Kanto Auto Works, Ltd.                                                    7,000         70,495
      Kao Corp.                                                                 8,200        202,796
      Kasumi Co., Ltd.                                                          3,000         14,471
      Kawasaki Heavy Industries, Ltd.                                           4,000         10,160
      Kawasaki Kisen Kaisha, Ltd.*                                             28,000        103,871
      KDDI Corp.                                                                   33        186,019
      Keihanshin Real Estate Co., Ltd.                                         11,000         57,472
      Keyence Corp.                                                               100         21,367
      Kirin Holdings Co., Ltd.                                                 18,800        288,184
      Kobe Steel, Ltd.*                                                        48,000         83,953
      Kokuyo Co., Ltd.                                                          4,500         41,157
      Komatsu Wall Industry Co., Ltd.                                             800         10,516
      Komatsu, Ltd.                                                             6,711        125,749
      Konica Minolta Holdings, Inc..                                            4,000         37,921
      Konishi Co., Ltd.                                                         5,100         49,543
      Kubota Corp.                                                             10,074         83,833
      Kuraray Co., Ltd.                                                        12,500        136,467
      Kurita Water Industries, Ltd.                                             3,523        126,375
      Kyocera Corp.                                                             2,939        272,733
      Kyocera Corp. - ADR                                                         600         55,056
      Kyodo Printing Co., Ltd.                                                 25,000         81,045
      Kyowa Hakko Konin Co., Ltd.                                               3,000         37,999
      Kyushu Electric Power Co., Inc.                                           3,600         81,613
      Lawson, Inc.                                                                200          9,291
      Leopalace21 Corp.                                                        45,700        367,066
      Maezawa Kasei Industries Co., Ltd.                                        4,900         52,403
      Makita Corp.                                                              3,300        104,774
      Marubeni Corp.                                                           21,000        105,977
      Marubun Corp.                                                             2,700         16,904
      Marui Co., Ltd.                                                          13,400         95,986
      Matsui Securities Co., Ltd.                                              11,200         91,332
      Maxvalu Tokai Co., Ltd.                                                   2,400         33,581
      Mazda Motor Corp.*                                                       39,000         87,328
      Meisei Industrial Co., Ltd.                                              34,000         82,571
      Mercian Corp.                                                            47,000        121,473
      Mimasu Semiconductor Industry Co., Ltd.                                  10,200        145,787
      Mitsubishi Chemical Holdings Corp.                                       34,500        143,358
      Mitsubishi Corp.                                                         23,576        476,957
      Mitsubishi Electric Corp.*                                               50,335        381,304
      Mitsubishi Estate Co., Ltd.                                               3,500         55,055
      Mitsubishi Gas Chemical Co., Inc.                                        26,000        141,347
      Mitsubishi Heavy Industries, Ltd.                                        87,000        329,527
      Mitsubishi Materials Corp.*                                              36,000         99,460
      Mitsubishi Tanabe Pharma Corp.                                            2,000         26,670
      Mitsubishi UFJ Financial Group, Inc.                                    129,893        697,470
      Mitsubishi UFJ Lease & Finance Co., Ltd.                                  1,140         34,417
      Mitsui & Co., Ltd.                                                       50,194        656,467
      Mitsui Chemicals, Inc.                                                   35,000        124,770
      Mitsui Engineering & Shipbuilding Co., Ltd.                              30,000         77,870
      Mitsui Fudosan Co., Ltd.                                                 10,000        169,220
      Mitsui Home Co., Ltd.                                                    14,000         80,945

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
INVESTMENTS / SEPTEMBER 30, 2009 (UNAUDITED) -- CONTINUED

                                                                             SHARES         VALUE
                                                                          -----------   ------------
      Mitsui O.S.K Lines, Ltd.                                                 11,000   $     65,192
      Mitsumi Electric Co., Ltd.                                               13,600        293,620
      Mizuho Financial Group, Inc.                                            176,500        349,992
      Murata Manufacturing Co., Ltd.                                            1,300         61,694
      Nafco Co., Ltd.                                                           1,000         18,716
      Nagase & Co., Ltd.                                                        5,000         61,828
      Namura Shipbuilding Co., Ltd.                                             2,300         13,862
      NEC Corp.*                                                               49,000        153,935
      NEC Mobiling, Ltd.                                                        4,100        109,848
      NGK Insulators, Ltd.                                                      3,000         69,515
      Nichiban Co., Ltd.                                                       15,000         54,643
      Nidec Corp.                                                               1,919        155,846
      Nihon Kagaku Sangyo Co., Ltd.                                             1,000          7,353
      Nihon Shokuhin Kako Co., Ltd.                                             2,000         16,064
      Nihon Yamamura Glass Co., Ltd.                                           55,000        183,813
      Nikon Corp.                                                               1,000         18,292
      Nintendo Co., Ltd.                                                        2,443        625,957
      Nippo Corp.                                                              24,000        195,978
      Nippon Building Fund, Inc.                                                    5         44,616
      Nippon Express Co., Ltd.                                                126,000        512,338
      Nippon Game Card Corp.                                                       13         20,420
      Nippon Mining Holdings, Inc.                                            125,000        615,496
      Nippon Oil Corp.                                                         22,000        123,523
      Nippon Paper Group, Inc.                                                  2,200         63,477
      Nippon Sheet Glass Co., Ltd.                                             43,000        143,709
      Nippon Shinyaku Co., Ltd.                                                 2,000         28,296
      Nippon Shokubai Co., Ltd.                                                 7,000         61,995
      Nippon Steel Corp.                                                       26,000         95,004
      Nippon System Development Co., Ltd.                                       1,100         11,862
      Nippon Telegraph & Telephone Corp.                                       51,426      2,383,247
      Nippon Yusen Kabushiki Kaisha                                            25,000         96,641
      Nipponkoa Insurance Co., Ltd.                                             5,000         31,304
      NIS Group Co., Ltd.*                                                     27,300          8,820
      Nishimatsu Construction Co., Ltd.                                        39,000         55,612
      Nissan Chemical Industries, Ltd.                                         11,000        158,570
      Nissan Motor Co., Ltd.*                                                 162,600      1,099,518
      Nisshin Seifun Group, Inc.                                               36,000        503,715
      Nisshinbo Holdings, Inc.                                                  5,000         53,194
      Nitori Co., Ltd.                                                            400         34,089
      Nittan Valve Co., Ltd.                                                    2,100          7,744
      Nitto Denko Corp.                                                         1,000         30,636
      Noevir Co., Ltd.                                                          6,000         63,967
      Nomura Holdings, Inc.                                                    34,700        213,770
      Nomura Real Estate Holdings, Inc.                                         5,400         87,769
      NS Solutions Corp.                                                        1,300         23,823
      NSK, Ltd.                                                                15,000         93,076
      NTN Corp.                                                                20,000         82,883
      NTT Data Corp.                                                                9         28,835
      NTT DoCoMo, Inc.                                                            225        359,439
      Ohashi Technica, Inc.                                                     5,500         33,331
      OJI Paper Co., Ltd.                                                       7,000         31,582
      Okabe Co., Ltd.                                                          10,000         37,877
      Olympus Corp.                                                             1,600         42,422
      Omron Corp.                                                               1,800         33,969
      Ono Pharmaceutical Co., Ltd.                                                600         31,215
      Onward Kashiyama Co., Ltd.                                                7,000         52,092
      Oriental Yeast Co., Ltd.                                                  2,000         11,697
      ORIX Corp.                                                                1,280         78,142

                                                                             SHARES         VALUE
                                                                          -----------   ------------
      Osaka Gas Co., Ltd.                                                      34,000   $    119,312
      Osaka Steel Co., Ltd.                                                     1,000         17,535
      Pal Co., Ltd.                                                             1,450         29,803
      Panasonic Corp.                                                           9,925        146,279
      Panasonic Electric Works Co., Ltd.                                        7,000         83,674
      Panasonic Electric Works Information Systems Co., Ltd.                    6,700        177,642
      Piolax, Inc.                                                              1,000         18,214
      Pressance Corp.                                                               6         11,477
      Prima Meat Packers, Ltd.                                                 51,000         61,360
      Promise Co., Ltd.*                                                        9,750         53,222
      Relo Holdings, Inc.                                                       2,700         38,501
      Resona Holdings, Inc.                                                     3,600         46,321
      Ricoh Co., Ltd.                                                          37,276        543,163
      Rock Field Co., Ltd.                                                      1,200         16,964
      Rohm Co., Ltd.                                                            5,200        363,794
      Ryoden Trading Co., Ltd.                                                 20,000        129,003
      Ryoyo Electro Corp.                                                       7,500         64,669
      Saison Information Systems Co., Ltd.                                      4,200         30,787
      Sankyo Co., Ltd.                                                            500         31,304
      Sankyo Seiko Co., Ltd.                                                    7,700         19,300
      Sankyo-Tateyama Holdings, Inc.*                                         108,000        104,673
      Sanoyas Hishino Meisho Corp.                                              2,100          7,252
      Sanshin Electronics Co., Ltd.                                             2,600         20,941
      Sapporo Hokuyo Holdings, Inc.                                            45,700        162,405
      Sato Shoji Corp.                                                          4,800         26,469
      SBI Holdings, Inc.                                                          142         28,095
      Secom Co., Ltd.                                                           1,100         55,389
      Seino Holdings Corp.                                                     23,000        199,086
      Sekisui Chemical Co., Ltd.                                               35,000        203,531
      Sekisui House, Ltd.                                                      22,000        198,518
      Seven & I Holdings Co., Ltd.                                                400          9,581
      Seven Bank Ltd.                                                              78        192,904
      Shikoku Electric Power Co., Inc.                                            900         27,472
      Shimano, Inc.                                                               400         17,290
      Shin-Etsu Chemical Co., Ltd.                                              6,733        414,038
      Shinagawa Refractories Co., Ltd.                                          1,000          2,440
      Shinko Electric Industries Co. Ltd.                                       1,900         33,845
      Shinmaywa Industries, Ltd.                                                7,000         27,449
      Shinsei Bank, Ltd.*                                                      37,000         56,882
      Shionogi & Co., Ltd.                                                      1,000         23,673
      Shiroki Corp.*                                                           14,000         23,706
      Shiseido Co., Ltd.                                                        1,000         17,434
      Showa Denko KK                                                           79,000        161,054
      Sinanen Co., Ltd.                                                         5,000         26,736
      SMC Corp.                                                                   400         49,195
      Soft99 Corp.                                                              3,300         21,102
      Softbank Corp.                                                              500         10,990
      Soken Chemical & Engineering Co., Ltd.                                    1,600         24,633
      Sompo Japan Insurance, Inc.                                              49,000        329,705
      Sony Corp.                                                               74,802      2,212,436
      Sony Corp. - ADR                                                          3,300         96,360
      Sony Financial Holdings, Inc.                                                 4         11,492
      Sorun Corp.                                                              14,600         75,468
      Stanley Electric Co., Ltd.                                                4,600         93,266
      Starzen Co., Ltd.                                                         4,000         10,605
      Studio Alice Co., Ltd.                                                    2,400         25,373

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
INVESTMENTS / SEPTEMBER 30, 2009 (UNAUDITED) -- CONTINUED

                                                                             SHARES         VALUE
                                                                          -----------   ------------
      Sugimoto & Co., Ltd.                                                      1,800   $     18,849
      Sumikin Bussan Corp.                                                      9,000         20,453
      Sumitomo Bakelite Co., Ltd.                                               9,000         47,725
      Sumitomo Chemical Co., Ltd.                                              43,000        179,157
      Sumitomo Corp.                                                           77,800        801,704
      Sumitomo Electric Industries, Ltd.                                       42,600        557,148
      Sumitomo Forestry Co., Ltd.                                               6,000         50,465
      Sumitomo Heavy Industries, Ltd.*                                          6,000         29,276
      Sumitomo Metal Industries, Ltd.                                           6,000         14,772
      Sumitomo Metal Mining Co., Ltd.                                           9,000        147,786
      Sumitomo Mitsui Financial Group, Inc.                                    21,301        742,741
      Sumitomo Realty & Development Co., Ltd.                                   6,500        118,972
      Sun Wave Corp.                                                            3,000          8,355
      Suzuki Motor Corp.                                                        4,334        101,150
      SystemPro Co., Ltd.                                                          48         23,528
      T&D Holdings Inc.                                                           150          4,061
      Tachibana Eletech Co., Ltd.                                               1,200          9,585
      Taihei Kogyo Co., Ltd.                                                   10,000         30,636
      Taiheiyo Cement Corp.*                                                   71,000         94,914
      Taiho Kogyo Co., Ltd.                                                    15,400        117,690
      Taikisha, Ltd.                                                            3,276         44,013
      Taisei Corp.                                                             12,000         23,795
      Taiyo Nippon Sanso Corp.                                                  3,000         35,727
      Takachiho Electric Co., Ltd.                                              3,600         42,391
      Takashimaya Co., Ltd.                                                     4,000         31,995
      Takeda Pharmaceutical Co., Ltd.                                          18,989        791,164
      Takeuchi Manufacturing Co., Ltd.                                          1,600         16,042
      TDK Corp.                                                                   600         34,691
      TDK Corp. - ADR                                                           5,000        286,750
      Teijin, Ltd.                                                             36,000        112,293
      Terumo Corp.                                                                800         44,026
      The 77 Bank, Ltd.                                                        14,000         79,853
      The Bank of Kyoto, Ltd.                                                  11,000        101,097
      The Bank of Nagoya, Ltd.                                                  9,000         38,902
      The Bank of Yokohama, Ltd.                                               39,000        191,166
      The Chiba Bank, Ltd.                                                     14,000         86,715
      The Chugoku Electric Power Co., Inc.                                      1,400         30,787
      The Daishi Bank, Ltd.                                                    12,000         48,527
      The Gunma Bank, Ltd.                                                      6,000         33,020
      The Hachijuni Bank, Ltd.                                                 13,000         72,411
      The Higo Bank, Ltd.                                                       8,000         47,234
      The Hokkoku Bank, Ltd.                                                   14,000         58,486
      The Hyakugo Bank, Ltd.                                                    8,000         41,174
      The Japan Steel Works, Ltd.                                                 553          6,358
      The Juroku Bank, Ltd.                                                    12,000         41,040
      The Kagoshima Bank, Ltd.                                                  7,000         55,679
      The Kansai Electric Power Co. Inc.                                        7,300        176,472
      The Nishi-Nippon City Bank, Ltd.                                         28,000         70,807
      The San-In Godo Bank, Ltd.                                                5,000         42,611
      The Shiga Bank, Ltd.                                                      8,000         50,175
      The Shizuoka Bank, Ltd.                                                   6,000         63,365
      The Sumitomo Trust & Banking Co., Ltd.                                   46,000        244,438

                                                                             SHARES         VALUE
                                                                          -----------   ------------
      The Suruga Bank, Ltd.                                                     1,000   $      9,458
      The Yamanashi Chuo Bank, Ltd.                                             8,000         38,679
      TKC                                                                       2,700         58,954
      Toda Corp.                                                               11,000         38,846
      Toenec Corp.                                                             12,000         74,327
      Toho Co., Ltd.                                                            1,800         30,500
      Tohoku Electric Power Co., Inc.                                           2,300         51,245
      Tohokushinsha Film Corp.                                                  1,800         10,267
      Token Corp.                                                               5,840        189,972
      Tokio Marine Holdings, Inc.                                               6,900        199,855
      Tokyo Electric Power Co., Inc.                                           12,400        325,316
      Tokyo Electron, Ltd.                                                      5,100        325,550
      Tokyo Gas Co., Ltd.                                                      69,000        286,715
      Tokyo Rakutenchi Co., Ltd.                                                8,000         33,242
      Tokyo Steel Manufacturing Co., Ltd.                                      22,600        276,945
      Tokyo Tatemono Co., Ltd.                                                 39,000        190,731
      Tokyo Tekko Co., Ltd.                                                     7,000         24,174
      Tokyu Land Corp.                                                         23,000         91,985
      Tomen Devices Corp.                                                         700         13,171
      Tomen Electronics Corp.                                                     900         10,126
      Tomoe Engineering Co., Ltd.                                               1,500         24,547
      Tomoku Co., Ltd.                                                         20,000         46,566
      Toppan Printing Co., Ltd.                                                38,000        359,828
      Toray Industries, Inc.                                                    7,000         42,422
      Toshiba Corp.*                                                           37,000        194,140
      Tosoh Corp.                                                              46,000        116,326
      Toyo Seikan Kaisha, Ltd.                                                  6,900        132,750
      Toyo Wharf & Warehouse Co., Ltd.                                         15,000         28,407
      Toyota Boshoku Corp.                                                         30            592
      Toyota Industries Corp.                                                   1,100         30,207
      Toyota Motor Corp.                                                       35,758      1,422,114
      Toyota Tsusho Corp.                                                         300          4,525
      Tsurumi Manufacturing Co., Ltd.                                           1,000          7,520
      Uni-Charm Corp.                                                             700         66,440
      Universe Co., Ltd.                                                        3,000         50,265
      Usen Corp.*                                                              11,186         11,464
      VITAL KSK HOLDINGS, Inc.*                                                 5,000         29,354
      Wellnet Corp.                                                                12          8,903
      West Japan Railway Co.                                                        8         30,301
      Wowow, Inc.                                                                  30         66,474
      Yachiyo Industry Co., Ltd.                                                1,700         14,583
      Yahoo! Japan Corp.                                                           59         20,047
      Yamada Denki Co., Ltd.                                                      530         35,898
      Yamaguchi Financial Group, Inc.                                          15,000        155,573
      Yamaha Corp.                                                              4,000         47,324
      Yamaha Motor Co., Ltd.                                                    8,600        106,057
      Yamato Holdings Co., Ltd.                                                24,000        394,363
      Yamato Kogyo Co., Ltd.                                                    2,500         70,462
      Yokogawa Electric Corp.                                                  23,300        206,355
      Yondenko Corp.                                                            2,000         10,784
                                                                                        ------------
   TOTAL JAPAN                                                                            54,896,246
                                                                                        ------------
   JORDAN -- 0.1%
      Arab Bank PLC                                                            17,700        346,372
      Arab Potash Co.                                                           2,100        102,663
      Jordan Petroleum Refinery Co.                                             1,380         14,565
      Jordan Steel                                                              5,259         22,589
      Jordanian Electric Power Co.                                             17,117         82,231
      Lafarge Jordan Cement                                                     3,000         29,248
      Middle East Complex*(1)                                                   3,860          8,574
      Taameer Jordan Holdings PSC*                                             12,900         12,212

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
INVESTMENTS / SEPTEMBER 30, 2009 (UNAUDITED) -- CONTINUED

                                                                             SHARES         VALUE
                                                                          -----------   ------------
      United Arab Investors*                                                   17,000   $     16,814
                                                                                        ------------
   TOTAL JORDAN                                                                              635,268
                                                                                        ------------
   KAZAKHSTAN -- 0.1%
      KazMunaiGas Exploration Production GDR                                   12,500        279,750
                                                                                        ------------
   TOTAL KAZAKHSTAN                                                                          279,750
                                                                                        ------------
   KENYA -- 0.1%
      Bamburi Cement Co., Ltd.(1)                                              23,000         49,363
      Barclays Bank of Kenya, Ltd.                                             48,400         28,404
      Centum Investment Co., Ltd.*                                            102,300         15,781
      East African Breweries, Ltd.                                             87,480        164,282
      Equity Bank, Ltd.                                                       331,000         61,938
      Kenya Airways, Ltd.(1)                                                  195,900         52,555
      Kenya Commercial Bank, Ltd.                                             332,800         91,514
      Kenya Electricity Generating Co., Ltd.                                  268,600         41,434
      Mumias Sugar Co., Ltd.                                                  238,200         21,887
      Nation Media Group                                                       24,200         38,304
      Safaricom, Ltd.                                                       1,820,600         90,358
      Standard Chartered Bank Kenya, Ltd.                                       9,200         17,277
                                                                                        ------------
   TOTAL KENYA                                                                               673,097
                                                                                        ------------
   LATVIA -- 0.0%
      Latvian Shipping Co.*(1)                                                 91,206        109,240
                                                                                        ------------
   TOTAL LATVIA                                                                              109,240
                                                                                        ------------
   LEBANON -- 0.0%
      Solidere - GDR                                                            9,400        235,940
                                                                                        ------------
   TOTAL LEBANON                                                                             235,940
                                                                                        ------------
   LITHUANIA -- 0.2%
      Apranga PVA*(1)                                                         137,400        177,023
      Invalda PVA*                                                             17,284         23,587
      Lietuvos Energija*(1)                                                    17,374         21,354
      Lifosa PVA*                                                               4,400         57,994
      Panevezio Statybos Trestas                                               16,900         34,021
      Pieno Zvaigzdes                                                          10,687         14,131
      Rytu Skirstomieji Tinklai*                                               26,729         27,754
      Sanitas*                                                                  9,500         43,886
      Siauliu Bankas*                                                          30,912         16,507
      TEO LT AB                                                               308,900        248,738
      Ukio Bankas*                                                            252,062        139,942
                                                                                        ------------
   TOTAL LITHUANIA                                                                           804,937
                                                                                        ------------
   LUXEMBOURG -- 0.4%
      ArcelorMittal (London Exchange)                                          15,299        572,011
      ArcelorMittal (New York Exchange)                                        29,000      1,077,060
      Evraz Group SA GDR Registered Shares*                                     5,430        141,452
      SES SA                                                                    4,551        103,226
      Tenaris SA                                                                1,728         30,799
                                                                                        ------------
   TOTAL LUXEMBOURG                                                                        1,924,548
                                                                                        ------------
   MALAYSIA -- 0.7%
      Alliance Financial Group Bhd                                             28,800         21,136
      Astro All Asia Networks PLC                                              23,200         23,461
      Batu Kawan Bhd                                                           12,600         33,712
      British American Tobacco Bhd                                              6,700         85,255
      Bumiputra-Commerce Holdings Bhd                                          61,100        195,958

                                                                             SHARES         VALUE
                                                                          -----------   ------------
      Bursa Malaysia Bhd                                                       14,500   $     34,229
      Dialog Group Bhd                                                         83,500         29,675
      Digi.com Bhd                                                              5,000         30,945
      Eastern & Oriental Bhd*                                                  15,700          6,578
      EON Capital Bhd                                                          67,300        104,810
      Genting Bhd                                                              59,200        117,339
      Hong Leong Bank Bhd                                                      16,400         31,132
      IJM Corp. Bhd                                                            61,460         79,910
      IOI Corp. Bhd                                                            30,450         45,750
      KLCC Property Holdings Bhd                                               54,800         52,567
      KNM Group Bhd                                                           108,300         23,312
      Kuala Lumpur Kepong Bhd                                                  22,300         88,916
      Kulim Malaysia Bhd                                                       24,400         52,170
      Lion Industries Corp. Bhd                                                88,800         38,999
      Malayan Banking Bhd                                                     183,590        352,752
      Malaysian Airline System Bhd*                                            64,500         55,536
      Malaysian Resources Corp. Bhd*                                           55,800         21,927
      MISC Bhd                                                                 32,000         82,288
      MMC Corp. Bhd                                                            90,800         65,063
      Muhibbah Engineering M Bhd                                               68,300         25,260
      Multi-Purpose Holdings Bhd                                               94,600         50,840
      Pelikan International Corp. Bhd                                          20,700          9,330
      Petronas Dagangan Bhd                                                    17,900         44,478
      PPB Group Bhd                                                            33,700        149,951
      Proton Holdings Bhd                                                     102,500        119,647
      Public Bank Bhd                                                          28,285         83,359
      Ranhill Bhd                                                              52,000         13,973
      RHB Capital Bhd                                                          21,200         31,056
      Samling Global Bhd                                                      354,000         26,036
      SapuraCrest Petroleum Bhd                                               132,200         72,956
      Scomi Group Bhd                                                          69,500         11,848
      Shell Refining Co. Federation of Malaya Bhd                               9,800         30,241
      Sime Darby Bhd                                                          113,446        278,616
      SP Setia Bhd                                                             19,800         23,055
      TA Ann Holdings Bhd                                                      11,000         13,762
      Tanjong PLC                                                               7,700         33,372
      Telekom Malaysia Bhd                                                    140,900        124,982
      Tenaga Nasional Bhd                                                      39,300         92,998
      UMW Holdings Bhd                                                         15,400         27,988
      Wah Seong Corp. Bhd                                                      35,625         24,807
      WCT Engineering Bhd                                                      35,466         28,693
      YTL Corp. Bhd                                                            33,558         69,327
      YTL Power International Bhd                                             113,816         71,361
      Zelan Bhd                                                                17,600          4,526
                                                                                        ------------
   TOTAL MALAYSIA                                                                          3,135,882
                                                                                        ------------
   MAURITIUS -- 0.2%
      Ireland Blyth, Ltd.(1)                                                   18,300         30,600
      Mauritius Commercial Bank                                                77,100        358,958
      Mauritius Development Investment Trust Co., Ltd.(1)                     221,000         34,418
      Naiade Resorts, Ltd.                                                      7,000         11,361
      New Mauritius Hotels, Ltd.                                               18,900         86,754
      Rogers & Co., Ltd.(1)                                                     7,100         69,836
      State Bank of Mauritius, Ltd.                                            74,300        197,321
      Sun Resorts, Ltd. - Class A                                              17,890         43,405
                                                                                        ------------
   TOTAL MAURITIUS                                                                           832,653
                                                                                        ------------
   MEXICO -- 1.8%
      Alfa SAB de CV - Class A                                                 28,500        136,303
      America Movil SAB de CV - Series L                                      905,300      1,982,042

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
INVESTMENTS / SEPTEMBER 30, 2009 (UNAUDITED) -- CONTINUED

                                                                             SHARES         VALUE
                                                                          -----------   ------------
      America Movil SAB de CV - Series L ADR                                   24,720     $1,083,478
      Axtel SAB de CV*                                                         16,800         12,534
      Banco Compartamos SA de CV                                               27,000         98,622
      Carso Global Telecom SAB de CV - Series A1*                              14,200         58,443
      Carso Infraestructura y Construccion SAB de CV*                          41,900         23,500
      Cemex SAB de CV*                                                        715,479        923,438
      Cemex SAB de CV Sponsored ADR*                                            5,238         67,675
      Coca-Cola Femsa SAB de CV - Series L                                      6,400         30,708
      Consorcio ARA SAB de CV*                                                 21,400         12,843
      Controladora Comercial Mexicana SAB de CV*                               13,600         10,842
      Corp GEO SAB de CV - Series B*                                          161,300        438,594
      Corp Interamericana de Entretenimiento SAB de CV - Series B*             18,679          9,618
      Corp Moctezuma, SAB de CV                                                20,900         41,809
      Desarrolladora Homex SAB de CV*                                           9,200         57,789
      Empresas ICA SAB de CV*                                                  47,700        112,385
      Fomento Economico Mexicano, SAB de CV                                    75,300        286,706
      Grupo Aeroportuario del Centro Norte, SAB de CV                          17,800         27,880
      Grupo Aeroportuario del Pacifico, SAB de CV - Class B                    14,700         41,420
      Grupo Aeroportuario del Sureste, SAB de CV - Class B                      7,500         32,063
      Grupo Bimbo SAB de CV - Series A                                          9,900         55,137
      Grupo Carso SAB de CV - Series A1                                        34,000        109,857
      Grupo Elektra SAB de CV                                                   1,800         71,349
      Grupo Financiero Banorte SAB de CV - Series O                           144,391        483,122
      Grupo Financiero Inbursa SAB de CV - Series O                            75,000        212,269
      Grupo Mexico SAB de CV - Series B*                                      414,073        763,291
      Grupo Modelo SAB de CV - Series C*                                       17,500         65,166
      Grupo Simec SAB de CV - Series B*                                        12,500         33,156
      Grupo Televisa SA, ADR                                                    3,395         63,113
      Grupo Televisa SAB                                                       49,026        181,400
      Impulsora Del Desarrollo Y El Empleo en America
         Latina SAB de CV*                                                     94,900         88,382
      Industrias CH SAB de CV - Series B*                                       7,500         26,289
      Industrias Penoles SAB de CV                                              5,150         85,971
      Kimberly-Clark de Mexico SAB de CV - Series A                            14,000         58,097
      Mexichem SAB de CV                                                       25,593         38,587
      Organizacion Soriana SAB de CV - Series B*                               10,800         26,758

                                                                             SHARES         VALUE
                                                                          -----------   ------------
      Promotora Y Operadora de Infraestructura SAB de CV*                      36,900   $     67,747
      Telefonos de Mexico SAB de CV                                           181,500        158,545
      Telmex Internacional SAB de CV - Class L                                125,300         87,729
      TV Azteca SAB de CV                                                      38,700         16,774
      Urbi Desarrollos Urbanos SAB de CV*                                      22,900         46,421
      Vitro SAB de CV - Class A*                                               13,000          6,405
      Wal-Mart de Mexico SAB de CV - Series V                                  91,500        317,271
                                                                                        ------------
   TOTAL MEXICO                                                                            8,551,528
                                                                                        ------------
   MOROCCO -- 0.3%
      Attijariwafa Bank                                                         4,709        163,702
      Banque Centrale Populaire                                                   590         20,359
      Banque Marocaine du Commerce et de l'Industrie                              320         31,313
      Banque Marocaine du Commerce Exterieur                                    5,670        173,967
      Brasseries Maroc                                                            171         84,985
      Ciments du Maroc                                                            250         48,573
      Compagnie Generale Immobiliere                                              270         65,877
      Credit Immobilier et Hotelier                                               800         39,038
      Douja Promotion Groupe Addoha SA                                          5,300         82,638
      Lafarge Ciments                                                             375         67,596
      Managem*                                                                    600         19,159
      Maroc Telecom                                                            13,200        237,937
      ONA SA                                                                      844        141,486
      RISMA*                                                                      132          4,674
      SAMIR*                                                                      440         34,558
      Societe Nationale d'Investissement                                          420         91,930
      Sonasid                                                                     210         53,022
                                                                                        ------------
   TOTAL MOROCCO                                                                           1,360,814
                                                                                        ------------
   NETHERLANDS -- 4.0%
      Aegon NV*                                                                45,643        387,460
      Akzo Nobel NV                                                             2,364        146,453
      Amrest Holdings NV*                                                       1,200         31,818
      ASML Holding NV                                                           5,179        152,332
      Ballast Nedam                                                               600         13,565
      Corio NV                                                                    587         40,484
      European Aeronautic Defence and Space Co. NV                             72,109      1,619,224
      Fugro NV                                                                    146          8,432
      Gamma Holding NV*                                                         1,330         13,233
      Heineken Holding NV                                                         909         37,079
      Heineken NV                                                               5,583        257,393
      ING Groep NV- CVA*                                                      102,581      1,831,375
      Koninklijke Ahold NV                                                      6,774         81,483
      Koninklijke DSM NV                                                       20,986        876,771
      Koninklijke KPN NV                                                       18,159        301,206
      Koninklijke Philips Electronics NV                                       29,373        715,240
      Koninklijke Philips Electronics NV- NY Regs                               9,200        224,112
      New World Resources NV - Class A                                         27,200        266,169
      OCE NV*                                                                   5,342         34,584

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
INVESTMENTS / SEPTEMBER 30, 2009 (UNAUDITED) -- CONTINUED

                                                                             SHARES         VALUE
                                                                          -----------   ------------
      QIAGEN NV*                                                                1,626   $     34,502
      Randstad Holdings NV*                                                     1,461         63,102
      Reed Elsevier NV                                                          7,234         81,617
      Royal Dutch Shell PLC - ADR                                              54,150      3,019,945
      Royal Dutch Shell PLC - Class A                                         105,722      3,024,563
      Royal Dutch Shell PLC - Class A                                          37,626      1,085,088
      Royal Dutch Shell PLC - Class B                                          43,318      1,201,816
      SBM Offshore NV                                                           2,080         44,226
      STMicroelectronics NV                                                    66,198        623,755
      TNT NV                                                                    7,921        212,584
      Unilever NV                                                              76,296      2,198,914
      Wavin NV                                                                 25,288         54,953
      Wolters Kluwer NV                                                         1,718         36,692
      X5 Retail Group NV - GDR*                                                 2,700         65,610
                                                                                        ------------
   TOTAL NETHERLANDS                                                                      18,785,780
                                                                                        ------------
   NEW ZEALAND -- 0.1%
      Contact Energy, Ltd.*                                                    18,804         78,220
      Fletcher Building, Ltd.                                                  19,041        114,824
      Telecom Corp. of New Zealand, Ltd.                                       26,831         51,544
                                                                                        ------------
   TOTAL NEW ZEALAND                                                                         244,588
                                                                                        ------------
   NIGERIA -- 0.1%
      Access Bank PLC                                                         272,500         11,184
      African Petroleum PLC                                                    61,333         12,688
      Diamond Bank PLC                                                        294,470         16,153
      Ecobank Transnational, Inc.                                             262,889         20,263
      Fidelity Bank PLC*                                                      533,000          6,758
      First Bank of Nigeria PLC                                             1,247,771        120,572
      First City Monument Bank PLC*                                           279,500         11,191
      Flour Mills Nigeria PLC*                                                 77,990         11,965
      Guaranty Trust Bank PLC                                                 760,045         67,864
      Guinness Nigeria PLC                                                     45,800         44,012
      Intercontinental Bank PLC*                                              386,600          9,778
      Lafarge Cement WAPCO Nigeria PLC                                        142,000         30,797
      Nestle Foods Nigeria PLC                                                 26,500         36,783
      Nigerian Breweries PLC                                                  207,400         76,123
      Oando PLC                                                                42,240         24,665
      Oceanic Bank International PLC*                                         399,300          8,634
      PlatinumHabib Bank PLC                                                  199,600          4,662
      Skye Bank PLC                                                         1,315,000         40,806
      UAC of Nigeria PLC                                                       99,400         24,543
      Union Bank Nigeria PLC                                                  214,200         10,220
      United Bank For Africa PLC                                              859,562         80,478
      Zenith Bank, Ltd.                                                       401,100         37,474
                                                                                        ------------
   TOTAL NIGERIA                                                                             707,613
                                                                                        ------------
   NORWAY -- 0.4%
      Blom ASA*                                                                   500          1,298
      DnB NOR ASA*                                                             20,599        238,582
      Marine Harvest*                                                          90,000         65,333
      Norsk Hydro ASA*                                                         35,153        233,944
      Norske Skogindustrier ASA*                                               43,853         86,475
      Orkla ASA                                                                35,778        337,271
      Sparebank 1 SMN                                                             480          4,030
      StatoilHydro ASA                                                         15,189        341,589
      Storebrand ASA*                                                          24,500        149,517
      Telenor ASA*                                                             15,490        179,408
      Veidekke ASA                                                                200          1,496

                                                                             SHARES         VALUE
                                                                          -----------   ------------
      Yara International ASA                                                    1,713   $     53,916
                                                                                        ------------
   TOTAL NORWAY                                                                            1,692,859
                                                                                        ------------
   OMAN -- 0.1%
      Bank Dhofar SAOG                                                         27,170         43,043
      Bank Muscat SAOG                                                         47,300        111,908
      Dhofar International Development & Investment Holding
         Co. SAOG                                                               8,500          9,360
      National Bank of Oman, Ltd.                                              48,170         41,408
      Oman Cables Industry                                                     12,100         50,971
      Oman Cement Co.                                                          25,000         47,202
      Oman Flour Mills                                                         34,000         51,391
      Oman International Bank                                                  75,900         61,304
      Oman National Investment Corp. Holdings*                                 16,900         22,647
      Oman Oil Marketing Co.                                                   13,300         28,531
      Oman Telecommunications Co.                                              23,500         85,443
      Renaissance Services Co. SAOG                                            35,992         62,627
                                                                                        ------------
   TOTAL OMAN                                                                                615,835
                                                                                        ------------
   PAKISTAN -- 0.2%
      Engro Chemical Pakistan, Ltd.                                            23,900         51,979
      Fauji Fertilizer Co., Ltd.                                               31,350         38,735
      HUB Power Co.                                                           151,500         57,186
      Jahangir Siddiqui & Co., Ltd.*                                          142,300         65,571
      Lucky Cement, Ltd.                                                       51,000         45,959
      MCB Bank Ltd.                                                            45,000        119,632
      National Bank Of Pakistan                                                51,480         51,672
      Nishat Mills, Ltd.                                                      121,000         96,774
      Oil & Gas Development Co., Ltd.                                          64,900         83,802
      Pakistan Petroleum, Ltd.                                                 25,920         58,906
      Pakistan State Oil Co., Ltd.                                             11,700         44,052
      Pakistan Telecommunication Co., Ltd.                                    135,000         32,451
      United Bank, Ltd.                                                        90,000         64,632
                                                                                        ------------
   TOTAL PAKISTAN                                                                            811,351
                                                                                        ------------
   PERU -- 0.3%
      Alicorp SA(1)                                                           102,800         76,710
      Austral Group SA*                                                       425,900         62,083
      Banco Continental                                                        23,671        101,873
      Cia de Minas Buenaventura SA - ADR                                        6,700        235,907
      Cia Minera Milpo SA*                                                     26,522         67,932
      Corp Aceros Arequipa SA(1)                                               24,049         17,946
      Credicorp, Ltd.                                                           1,900        146,490
      Ferreyros SA(1)                                                         120,093        120,875
      Minsur SA                                                                35,553         99,949
      Sociedad Minera Cerro Verde SA                                            1,400         33,600
      Sociedad Minera el Brocal SA                                              5,700         80,121
      Southern Copper Corp.                                                    10,158        311,749
                                                                                        ------------
   TOTAL PERU                                                                              1,355,235
                                                                                        ------------
   PHILIPPINES -- 0.3%
      Aboitiz Equity Ventures, Inc.(1)                                      1,086,900        165,169
      Atlas Consolidated Mining & Development*                                330,000         60,595
      Ayala Land, Inc.                                                        285,100         69,199
      Banco De Oro Unibank, Inc.                                               52,400         38,155
      Bank of the Philippine Islands                                           55,580         52,788
      Energy Development Corp.                                                587,000         58,229

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
INVESTMENTS / SEPTEMBER 30, 2009 (UNAUDITED) -- CONTINUED

                                                                             SHARES         VALUE
                                                                          -----------   ------------
      International Container Term Services, Inc.                              80,800   $     37,518
      Jollibee Foods Corp.                                                     47,600         49,730
      Manila Electric Co.                                                      66,110        237,204
      Metropolitan Bank & Trust                                                88,500         71,913
      Philex Mining Corp.*                                                    338,750         62,202
      Philippine Long Distance Telephone Co.                                    3,200        162,769
      San Miguel Corp. - Class B                                              125,900        176,706
      SM Prime Holdings, Inc.                                                 287,400         63,692
      Union Bank of Philippines                                                90,700         57,429
                                                                                        ------------
   TOTAL PHILIPPINES                                                                       1,363,298
                                                                                        ------------
   POLAND -- 0.8%
      Agora SA*                                                                 8,600         65,831
      Asseco Poland SA                                                          6,260        134,793
      Bank Handlowy W Warszawie SA*                                             1,500         33,135
      Bank Millennium SA*                                                      22,000         34,877
      Bank Pekao SA*                                                            4,712        249,547
      Bank Zachodni WBK SA*                                                     1,500         78,394
      BRE Bank SA*                                                                650         54,376
      Budimex SA                                                                  950         26,778
      Cersanit-Krasnystaw SA*                                                   9,300         52,201
      ComArch SA*                                                                 400          9,616
      Cyfrowy Polsat SA                                                        13,930         72,220
      Dom Development SA                                                        1,800         28,536
      Eurocash SA                                                              11,800         57,559
      Galp Energia SGPS SA B Shares                                               224          3,874
      Getin Holding SA*                                                        18,000         57,071
      Globe Trade Centre SA*                                                    8,100         68,015
      Grupa Kety SA*                                                              450         16,149
      Grupa Lotos SA*                                                           2,600         22,185
      ING Bank Slaski SA*                                                         200         44,598
      KGHM Polaksa Miedz SA                                                    28,534        858,973
      LPP SA*                                                                      90         47,821
      Mostalzab SA*                                                            17,000         26,062
      Mostostal-Warszawa SA*                                                    2,300         61,665
      Multimedia Polska SA*                                                    19,300         55,141
      Netia SA*                                                                21,500         30,039
      Orbis SA*                                                                 2,900         49,005
      PBG SA*                                                                   1,090         79,753
      Polimex Mostostal SA                                                     51,700         70,252
      Polish Energy Partners SA*                                                4,100         48,270
      Polnord SA*                                                               1,000         12,832
      Polska Grupa Farmaceutyczna SA*                                           1,200         19,651
      Polski Koncern Miesny Duda SA*                                           19,100          9,916
      Polski Koncern Naftowy Orlen*                                            17,850        185,024
      Polskie Gornictwo Naftowe I Gazownictwo SA                               50,940         63,895
      Powszechna Kasa Oszczednosci Bank Polski SA                              39,911        466,539
      Przedsiebiorstwo Eksportu I Importu Kopex SA*                             3,300         25,157
      Synthos SA*                                                              99,800         41,727
      Telekomunikacja Polska SA                                                46,720        257,195
      TVN SA                                                                   25,250        124,486
      Vistula Group SA*                                                        12,900         12,135

                                                                             SHARES         VALUE
                                                                          -----------   ------------
      Zaklad Przetworstwa Hutniczego Stalprodukt SA                               250   $     47,429
                                                                                        ------------
   TOTAL POLAND                                                                            3,702,722
                                                                                        ------------
   PORTUGAL -- 0.1%
      Banco Comercial Portugues SA - Class R                                  320,855        474,690
      Banco Espirito Santo SA                                                   5,165         36,658
      Cimpor Cimentos de Portugal SGPS SA                                       4,175         34,488
      EDP - Energias de Portugal SA                                            13,515         61,903
      Portugal Telecom SGPS SA                                                  3,327         35,224
                                                                                        ------------
   TOTAL PORTUGAL                                                                            642,963
                                                                                        ------------
   QATAR -- 0.3%
      Barwa Real Estate Co.*                                                    4,856         47,074
      Commercial Bank of Qatar                                                  3,008         66,002
      Doha Bank QSC                                                             5,658         79,399
      First Finance Co.                                                         3,938         24,657
      Industries Qatar                                                          8,430        263,915
      Masraf Al Rayan                                                          25,900         89,619
      Qatar Electricity & Water Co.                                             2,230         62,281
      Qatar Fuel Co.                                                            1,900         88,128
      Qatar Gas Transport Co. Nakilat*                                         10,800         76,520
      Qatar Insurance Co.                                                       1,715         32,215
      Qatar International Islamic Bank                                          1,680         21,638
      Qatar Islamic Bank                                                        4,370        108,008
      Qatar National Bank                                                       3,255        134,709
      Qatar Navigation                                                          2,253         42,011
      Qatar Real Estate Investment Co.                                          3,864         28,332
      Qatar Shipping Co.                                                        3,740         34,510
      Qatar Telecom Q-Tel QSC                                                   1,673         68,870
                                                                                        ------------
   TOTAL QATAR                                                                             1,267,888
                                                                                        ------------
   ROMANIA -- 0.2%
      Antibiotice                                                             128,000         32,206
      Banca Transilvania                                                      410,345        227,859
      Biofarm Bucuresti*                                                    1,024,687         77,881
      BRD-Groupe Societe Generale                                              93,400        405,185
      Rompetrol Rafinare SA*                                                  950,800         18,644
      SNP Petrom SA*                                                        1,768,000        162,601
      Transelectrica SA*                                                        6,650         30,003
                                                                                        ------------
   TOTAL ROMANIA                                                                             954,379
                                                                                        ------------
   RUSSIA -- 2.2%
      AvtoVAZ*                                                                 92,900         45,696
      CTC Media, Inc.*                                                          4,400         69,168
      Evraz Group SA - GDR*                                                     1,400         36,470
      Fifth Power Generation Co., OGK-5*                                      321,200         17,024
      Gazprom OAO - ADR (London Exchange)                                      55,100      1,281,075
      Gazprom OAO - ADR (New York Exchange)                                    47,620      1,125,737
      Irkutsk Elek Net*                                                        82,604          4,622
      Irkutskenergo OJSC*                                                      79,800         35,112
      JSC Gazprom Neft                                                          8,500         34,935
      KAMAZ*                                                                   31,400         72,711
      LUKOIL - ADR (London Exchange)                                           10,700        579,940
      LUKOIL - ADR (New York Exchange)                                         15,556        853,247
      Magnit OAO                                                                1,600         95,200

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
INVESTMENTS / SEPTEMBER 30, 2009 (UNAUDITED) -- CONTINUED

                                                                             SHARES         VALUE
                                                                          -----------   ------------
      Mechel - Sponsored ADR                                                    3,984   $     71,632
      Miikhaylovsky Gok CNV                                                    56,000             50
      Mining & Metallurgical Co., Norilsk Nickel - ADR*                        50,172        627,150
      Mining & Metallurgical Co., Norilsk Nickel - ADR*                        10,000        124,100
      Mobile Telesystems OJSC                                                  25,700        173,475
      Mobile Telesystems OJSC - ADR                                             6,481        312,838
      NovaTek OAO - GDR                                                           900         36,900
      Novolipetsk Steel - GDR*(1)                                              12,754        324,589
      Polyus Gold Co. - ADR                                                     2,400         54,840
      RAO Unified Energy System - GDR*                                          1,300        130,000
      Rosneft Oil Co. - GDR                                                   120,888        909,078
      Rostelecom - ADR                                                          1,866         54,786
      Sberbank of Russian Federation                                          700,271      1,393,539
      Severstal(1)                                                              4,300         34,152
      Severstal - GDR Reg S(1)                                                  1,503         11,937
      Severstal RegS GDR                                                        2,200         16,962
      Sistema JSFC - GDR*                                                       3,500         51,100
      Surgutneftegaz - ADR                                                     10,000         36,500
      Surgutneftegaz - ADR (London Exchnage)                                    5,500         48,125
      Surgutneftegaz - ADR (New York Exchange)                                 32,000        273,920
      Tatneft - ADR*                                                            6,638        168,472
      Tatneft - GDR                                                             4,000         99,000
      TGK-2*                                                                  665,824            153
      TMK OAO - GDR                                                             1,300         20,306
      Unified Energy System - GDR*                                              3,400        341,700
      Vimpel-Communications - ADR*                                             25,954        485,340
      Vsmpo-Avisma Corp.                                                          200         14,800
      VTB Bank OJSC Registered Shares                                           5,450         20,383
      Wimm-Bill-Dann Foods OJSC - ADR*                                          1,800        128,718
                                                                                        ------------
   TOTAL RUSSIA                                                                           10,215,482
                                                                                        ------------
   SAUDI ARABIA -- 0.1%
      The Saudi Arabia Investment Fund, Ltd.                                   13,047        541,842
                                                                                        ------------
   TOTAL SAUDI ARABIA                                                                        541,842
                                                                                        ------------
   SINGAPORE -- 1.0%
      CapitaLand, Ltd.                                                        129,000        340,667
      CapitaMall Trust                                                         25,000         32,833
      Chemoil Energy, Ltd.                                                     42,000         23,520
      City Developments, Ltd.                                                   8,000         58,609
      ComfortDelgro Corp., Ltd.                                                33,000         37,717
      DBS Group Holdings, Ltd.                                                 20,000        188,549
      Fortune Real Estate Investment Trust                                     45,000         14,981
      Fraser & Neave, Ltd.                                                     49,000        138,097
      Golden Agri-Resources, Ltd.*                                          1,040,520        317,626
      GuocoLeisure, Ltd.                                                       11,000          5,544
      Hi-P International, Ltd.                                                126,000         63,955
      Jardine Cycle & Carriage, Ltd.                                           68,251      1,177,368
      K1 Ventures, Ltd.                                                       373,000         50,311
      Keppel Corp., Ltd.                                                       13,000         74,752
      Macquarie International Infrastructure Fund, Ltd.                       464,000        110,347

                                                                             SHARES         VALUE
                                                                          -----------   ------------
      Neptune Orient Lines, Ltd.                                               59,500   $     75,185
      Oversea-Chinese Banking Corp., Ltd.                                      66,029        367,961
      SembCorp Industries, Ltd.                                                51,000        122,734
      Singapore Airlines, Ltd.                                                 32,000        313,037
      Singapore Airport Terminal Services, Ltd.                                22,630         36,307
      Singapore Exchange, Ltd.                                                 10,000         59,774
      Singapore Press Holdings, Ltd.                                           41,000        112,349
      Singapore Telecommunications, Ltd.                                      146,000        336,847
      United Overseas Bank, Ltd.                                               10,000        119,121
      United Overseas Land Group, Ltd.                                         73,000        178,270
      UOB-Kay Hian Holdings, Ltd.                                              10,000         10,719
      Venture Corp., Ltd.                                                      22,000        140,404
      Wilmar International, Ltd                                                30,000        134,597
                                                                                        ------------
   TOTAL SINGAPORE                                                                         4,642,181
                                                                                        ------------
   SLOVENIA -- 0.1%
      Gorenje Velenje*                                                          2,600         43,374
      Krka dd Novo mesto                                                        2,670        281,433
      Luka Koper*                                                               1,120         39,646
      Mercator Poslovni Sistem                                                    300         78,288
      Nova Kreditna Banka Maribor                                               4,800         84,360
      Petrol                                                                      110         52,146
      SAVA                                                                        100         33,711
      Telekom Slovenije DD                                                        400         87,913
                                                                                        ------------
   TOTAL SLOVENIA                                                                            700,871
                                                                                        ------------
   SOUTH AFRICA -- 1.6%
      ABSA Group, Ltd.                                                          4,900         78,275
      Adcorp Holdings, Ltd.                                                    10,600         38,861
      Aeci, Ltd.                                                                3,000         23,482
      African Bank Investments, Ltd.                                           11,480         45,083
      African Rainbow Minerals, Ltd.                                            2,100         41,933
      Allied Electronics Corp., Ltd.                                            4,900         17,612
      Anglo Platinum, Ltd.*                                                     1,205        106,993
      AngloGold Ashanti, Ltd.                                                   3,200        128,435
      ArcelorMittal South Africa, Ltd.                                          2,610         41,693
      Aspen Pharmacare Holdings, Ltd.*                                         25,203        207,509
      Astral Foods, Ltd.                                                        1,200         16,612
      Aveng, Ltd.                                                              48,647        280,083
      AVI, Ltd.                                                                12,300         31,110
      Barloworld, Ltd.                                                          7,400         48,269
      Bidvest Group, Ltd.                                                      13,487        212,844
      DataTec, Ltd.                                                            18,700         60,317
      Discovery Holdings, Ltd.                                                  7,999         31,093
      Eqstra Holdings, Ltd.*                                                    9,300          9,025
      Exxaro Resources, Ltd.                                                    3,700         44,329
      FirstRand, Ltd.                                                          69,081        151,827
      Foschini, Ltd.                                                           23,456        193,593
      Fountainhead Property Trust                                              18,100         15,011
      Gold Fields, Ltd.                                                        10,200        137,820
      Grindrod, Ltd.                                                           12,600         26,669
      Group Five, Ltd.                                                          4,500         26,328
      Growthpoint Properties, Ltd.                                             36,400         65,415
      Harmony Gold Mining Co., Ltd.                                             4,800         51,118
      Impala Platinum Holdings, Ltd.                                           21,479        500,376
      Imperial Holdings, Ltd.                                                   5,000         53,135
      Investec, Ltd.                                                            7,000         53,236
      JD Group, Ltd.                                                           22,455        133,319

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
INVESTMENTS / SEPTEMBER 30, 2009 (UNAUDITED) -- CONTINUED

                                                                             SHARES         VALUE
                                                                          -----------   ------------
      JSE, Ltd.                                                                 2,600   $     21,459
      Kumba Iron Ore, Ltd.                                                      1,400         46,219
      Liberty Holdings, Ltd.                                                    2,800         25,346
      Massmart Holdings, Ltd.                                                   5,100         59,826
      Medi-Clinic Corp, Ltd.                                                   17,600         52,247
      Mondi, Ltd.                                                               6,100         31,669
      MTN Group, Ltd.                                                          68,828      1,119,188
      Murray & Roberts Holdings, Ltd.                                          11,000         86,908
      Nampak, Ltd.                                                             11,100         25,120
      Naspers, Ltd.                                                             9,726        332,318
      Nedbank Group, Ltd.                                                       6,300        100,220
      Netcare, Ltd.*                                                           31,200         43,070
      Northam Platinum, Ltd.                                                    8,000         35,144
      Pick'n Pay Stores, Ltd.                                                  11,500         61,082
      Pretoria Portland Cement Co., Ltd.                                        4,421         19,951
      Raubex Group, Ltd.                                                       10,200         34,693
      Remgro, Ltd.                                                              7,500         88,458
      Reunert, Ltd.                                                             6,700         49,947
      RMB Holdings, Ltd.                                                       18,000         65,463
      SA Corporate Real Estate Fund                                            99,600         32,219
      Sanlam, Ltd.                                                            138,712        378,725
      Sappi, Ltd.                                                              13,300         50,105
      Sasol, Ltd.                                                              14,210        534,199
      Shoprite Holdings, Ltd.                                                  38,188        315,183
      Standard Bank Group, Ltd.                                                45,073        582,913
      Steinhoff International Holdings, Ltd.                                   29,000         63,698
      Sun International, Ltd.*                                                  4,500         52,596
      Telkom SA, Ltd.                                                          22,958        132,088
      The Spar Group, Ltd.                                                      7,200         62,013
      Tiger Brands, Ltd.                                                        3,800         76,132
      Tongaat Hulett, Ltd.                                                     11,831        148,045
      Truworths International, Ltd.                                            11,700         66,194
      Wilson Bayly Holmes-Ovcon, Ltd.                                           2,800         47,036
      Woolworths Holdings, Ltd.                                                30,600         65,787
                                                                                        ------------
   TOTAL SOUTH AFRICA                                                                      7,776,666
                                                                                        ------------
   SOUTH KOREA -- 3.4%
      Amorepacific Corp.                                                           70         50,142
      Busan Bank                                                               25,245        280,679
      Cheil Industries, Inc.                                                      890         38,599
      CJ Corp.                                                                    630         29,729
      Daegu Bank                                                               14,820        212,568
      Daelim Industrial Co.,Ltd.                                                5,247        321,967
      Daewoo Engineering & Construction Co., Ltd.                               4,364         51,853
      Daewoo International Corp.                                                1,339         40,002
      Daewoo Shipbuilding & Marine Engineering Co., Ltd.                          870         12,700
      Daishin Securities Co., Ltd.                                              4,590         63,109
      Dong-A Pharmaceutical Co., Ltd.                                             510         42,505
      Dongkuk Steel Mill Co., Ltd.                                              1,010         23,402
      Doosan Heavy Industries and Construction Co., Ltd.                          485         27,744
      Doosan Infracore Co., Ltd.                                                2,200         31,835
      GS Engineering & Construction Corp.                                         690         53,994
      GS Holdings Corp.                                                         1,920         53,204
      GwangjuShinsegae Co., Ltd.                                                  200         20,369
      Hana Financial Group, Inc.                                               12,350        425,555
      Hanjin Shipping Co., Ltd.                                                 1,570         27,383

                                                                             SHARES         VALUE
                                                                          -----------   ------------
      Hankuk Electric Glass Co., Ltd.                                             690   $     15,987
      Hanmi Pharm Co., Ltd.                                                       315         32,081
      Hanwha Chem Corp.                                                        18,480        200,759
      Hanwha Corp.                                                              1,980         72,344
      Hite Brewery Co., Ltd.                                                      170         24,239
      Honam Petrochemical Corp.                                                   750         56,461
      Hynix Semiconductor, Inc.*                                               15,540        261,143
      Hyosung Corp.                                                             3,210        184,440
      Hyundai Department Store Co., Ltd.                                          430         40,144
      Hyundai Development Co.                                                     700         25,428
      Hyundai Engineering & Construction Co., Ltd.                              1,210         65,725
      Hyundai Heavy Industries                                                    815        124,507
      Hyundai Merchant Marine Co., Ltd.                                         2,080         49,164
      Hyundai Mipo Dockyard Co., Ltd.                                             370         39,096
      Hyundai Mobis                                                               700         98,324
      Hyundai Motor Co.                                                         7,047        666,871
      Hyundai Securities Co.                                                    4,630         64,445
      Hyundai Steel Co.                                                           750         48,504
      Industrial Bank of Korea*                                                22,070        270,665
      KB Financial Group, Inc.*                                                 4,948        254,054
      KB Financial Group, Inc. - ADR*                                           1,293         66,551
      KCC Corp.                                                                   120         36,053
      Kia Motors Corp.*                                                        15,370        242,633
      Kolon Industries, Inc.                                                    2,130         75,745
      Korea Electric Power Corp.*                                               5,000        151,920
      Korea Exchange Bank                                                      27,040        317,848
      Korea Express Co., Ltd.*                                                    266         15,645
      Korea Gas Corp.                                                             400         18,095
      Korea Line Corp.                                                            330         14,116
      Korea Zinc Co., Ltd.                                                      1,910        284,494
      Korean Air Lines Co., Ltd.*                                               4,650        189,433
      Korean Reinsurance Co.                                                   25,720        258,673
      KT Corp.                                                                  3,832        131,548
      KT&G Corp.                                                                2,083        126,226
      LG Chem, Ltd.                                                             1,227        228,061
      LG Corp.                                                                 14,119        946,659
      LG Display Co., Ltd.                                                     48,550      1,396,856
      LG Electronics, Inc.                                                      5,552        591,365
      LG Hausys, Ltd.*                                                             71          7,653
      LG Household & Health Care, Ltd.                                            300         67,218
      LG Telecom, Ltd.                                                          5,860         42,324
      Lotte Shopping Co., Ltd.                                                  1,046        281,863
      Macquarie Korea Infrastructure Fund                                       5,769         25,069
      Mirae Asset Securities Co., Ltd.                                            388         23,183
      NHN Corp.*                                                                  523         77,013
      OCI Co., Ltd.                                                               270         60,497
      POSCO                                                                     1,593        658,426
      POSCO - ADR                                                               5,492        570,838
      S-Oil Corp.                                                                 740         39,128
      Samsung C&T Corp.                                                         1,000         46,170
      Samsung Card Co.                                                          1,000         44,812
      Samsung Electro-Mechanics Co., Ltd.                                       1,070         92,175
      Samsung Electronics Co., Ltd.                                             3,753      2,595,964
      Samsung Engineering Co., Ltd.                                             1,030         90,915

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
INVESTMENTS / SEPTEMBER 30, 2009 (UNAUDITED) -- CONTINUED

                                                                             SHARES         VALUE
                                                                          -----------   ------------
      Samsung Fire & Marine Insurance Co., Ltd.                                   780   $    159,542
      Samsung Heavy Industries Co., Ltd.                                        6,280        136,446
      Samsung SDI Co., Ltd.                                                       851        107,616
      Samsung Securities Co., Ltd.                                                540         31,486
      Shinhan Financial Group Co., Ltd.*                                        6,650        265,266
      Shinsegae Co., Ltd.                                                         150         75,748
      SK Energy Co., Ltd.                                                         800         85,551
      SK Holdings Co., Ltd.                                                       320         30,554
      SK Telecom Co., Ltd.                                                      2,162        334,874
      STX Engine Co., Ltd.                                                      4,980         90,661
      STX Offshore & Shipbuilding Co., Ltd.                                     1,560         19,264
      Tong Yang Securities, Inc.                                                5,400         60,038
      Woongjin Coway Co., Ltd.                                                  1,510         48,507
      Woori Finance Holdings Co., Ltd.*                                        27,300        369,561
      Woori Investment & Securities Co., Ltd.                                   1,600         22,746
                                                                                        ------------
   TOTAL SOUTH KOREA                                                                      16,054,749
                                                                                        ------------
   SPAIN -- 3.1%
      Abertis Infraestructuras SA                                               1,551         35,203
      Acciona SA                                                                  893        121,531
      Acerinox SA                                                               4,883        104,969
      Banco Bilbao Vizcaya Argentaria SA                                      124,484      2,209,657
      Banco de Sabadell SA                                                     42,535        314,643
      Banco Popular Espanol SA                                                 83,090        832,894
      Banco Santander Central Hispano SA - ADR                                201,993      3,262,187
      Banco Santander SA                                                      122,779      1,976,365
      Bankinter SA                                                              3,053         38,533
      Criteria Caixacorp SA                                                    25,583        131,404
      Enagas                                                                    1,592         33,268
      Fomento de Construcciones y Contratas SA                                  1,476         69,117
      Gas Natural SDG SA                                                        1,663         36,747
      Grifols SA                                                                5,291        100,770
      Grupo Ferrovial SA                                                          367         17,556
      Iberdrola Renovables SA                                                  30,487        149,901
      Iberdrola SA                                                             40,734        399,674
      Indra Sistemas SA                                                         1,348         33,613
      Industria de Diseno Textil SA                                             2,155        123,650
      Red Electrica Corporacion SA                                                658         33,672
      Repsol YPF SA                                                             8,512        231,559
      Repsol YPF SA - ADR                                                      36,595        993,920
      Sacyr Vallehermoso SA                                                     1,408         26,651
      Telefonica SA                                                           114,920      3,170,828
                                                                                        ------------
   TOTAL SPAIN                                                                            14,448,312
                                                                                        ------------
   SWEDEN -- 1.5%
      Acando AB                                                                14,300         29,333
      Alfa Laval AB                                                            12,012        140,946
      Assa Abloy AB                                                             2,256         36,665
      Atlas Copco AB - Class A                                                  6,294         81,075
      Autoliv, Inc.                                                               238          8,006
      Bankas Snoras AB*                                                        30,780         16,567
      Boliden AB                                                                2,644         28,407
      Bure Equity AB*                                                          23,181        127,354
      Electrolux AB - Series B*                                                45,745      1,046,616

                                                                             SHARES         VALUE
                                                                          -----------   ------------
      Getinge AB - Class B                                                      4,795   $     80,474
      Hennes & Mauritz AB  - Class B                                            4,093        229,856
      Holmen AB - Class B                                                       2,300         63,345
      Investor AB - Class B                                                     1,902         34,718
      Micronic Laser Systems AB*                                               24,945         45,264
      Millicom International Cellular SA*                                         487         35,557
      Nordea Bank AB                                                           68,194        686,699
      Sandvik AB                                                               13,504        149,155
      Scania AB - Class B                                                       2,786         34,569
      Securitas AB - Class B                                                   12,883        124,370
      Skandinaviska Enskilda Banken AB*                                        26,259        177,035
      Skanska AB - Class B                                                     27,677        406,142
      SKF AB - Class B                                                          8,012        125,846
      SSAB AB - Class A                                                         7,033        108,955
      SSAB AB B Shares                                                          1,865         26,351
      Svenska Cellulosa AB - Class B                                           28,322        383,918
      Svenska Handelsbanken AB - Class A                                       14,485        369,847
      Swedbank AB (ForeningsSparbanken AB) - Class A*                          22,067        210,498
      Swedish Match AB                                                         18,076        363,006
      Tele2 AB - Class B                                                       10,517        139,546
      Telefonaktiebolaget LM Ericsson - ADR                                    34,600        346,692
      Telefonaktiebolaget LM Ericsson - Class B                                50,591        507,989
      TeliaSonera AB                                                           43,911        288,484
      Volvo AB - Class A                                                       18,991        170,259
      Volvo AB - Class B                                                       44,517        411,878
                                                                                        ------------
   TOTAL SWEDEN                                                                            7,035,422
                                                                                        ------------
   SWITZERLAND -- 4.6%
      ABB, Ltd.*                                                               66,972      1,344,222
      Actelion, Ltd.*                                                           1,091         67,747
      Adecco SA                                                                12,227        650,109
      Advanced Digital Broadcast Holdings SA*                                     421         22,710
      Aryzta AG*                                                                  911         36,922
      Baloise Holding AG                                                        6,297        601,566
      Banque Cantonale Vaudoise                                                    90         37,084
      Bossard Holding AG                                                          182         10,977
      Charles Voegele Holding AG*                                               1,600         70,250
      Coltene Holding AG                                                          796         39,750
      Compagnie Financiere Richemont SA                                        32,453        916,939
      Credit Suisse Group - ADR                                                24,400      1,357,860
      Credit Suisse Group AG                                                   20,198      1,120,703
      Emmi AG                                                                     100         12,216
      Flughafen Zuerich AG                                                        221         64,404
      Geberit AG                                                                2,502        384,366
      Givaudan SA                                                                 410        307,411
      Holcim, Ltd.*                                                            12,917        886,229
      Julius Baer Holding AG                                                      868         43,346
      Kardex AG*                                                                  893         30,591
      Lonza Group AG                                                            1,094        119,292
      Nestle SA                                                               103,293      4,401,639
      Nobel Biocare Holding AG                                                    902         29,855
      Novartis AG                                                              28,717      1,436,820
      Roche Holding AG - Genusschein                                           13,828      2,235,057

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
INVESTMENTS / SEPTEMBER 30, 2009 (UNAUDITED) -- CONTINUED

                                                                             SHARES         VALUE
                                                                          -----------   ------------
      Schindler Holding AG                                                      1,958   $    137,927
      Schindler Holding AG                                                      4,279        293,373
      Swatch Group AG                                                           1,072        252,509
      Swiss Life Holding AG*                                                      991        117,241
      Swiss Reinsurance                                                         8,556        386,229
      Swisscom AG                                                                 282        100,889
      Swisslog Holding AG Registered Shares                                    70,393         63,852
      Syngenta AG                                                                 271         62,265
      Synthes, Inc.                                                             4,218        508,374
      The Swatch Group AG                                                       1,418         64,448
      UBS AG*                                                                  72,213      1,321,896
      Walter Meire AG                                                              12          1,032
      Zurich Financial Services AG                                              8,260      1,964,769
                                                                                        ------------
   TOTAL SWITZERLAND                                                                      21,502,869
                                                                                        ------------
   TAIWAN -- 2.5%
      Acer, Inc.                                                               34,855         88,905
      Advanced Semiconductor Engineering, Inc.                                 64,961         53,447
      Asia Cement Corp.                                                        38,213         42,792
      Asia Optical Co., Inc.                                                   11,221         20,070
      Asustek Computer, Inc.                                                   42,084         72,261
      AU Optronics Corp.                                                      142,099        138,129
      AU Optronics Corp. ADR                                                    3,506         33,938
      Capital Securities Corp.*                                                79,200         41,142
      Catcher Technology Co., Ltd.                                              9,438         25,072
      Cathay Financial Holding Co., Ltd.*                                     355,000        589,679
      Cathay Real Estate Development Co., Ltd.*                                84,000         34,882
      Chang Hwa Commercial Bank                                                67,000         30,741
      Cheng Shin Rubber Industry Co., Ltd.                                    104,940        221,971
      Chicony Electronics Co., Ltd.                                            57,000        128,901
      China Airlines*                                                          80,005         26,753
      China Development Financial Holding Corp.*                              188,979         50,260
      China Motor Corp.*                                                       73,000         48,821
      China Steel Corp.                                                       234,675        218,265
      Chinatrust Financial Holding Co., Ltd.                                  157,861        102,383
      Chunghwa Picture Tubes, Ltd.*                                           166,000         19,105
      Chunghwa Telecom Co., Ltd.                                              118,559        213,530
      Chunghwa Telecom Co., Ltd. - ADR                                          1,663         30,001
      Compal Electronics, Inc.                                                184,921        215,419
      D-Link Corp.                                                             36,047         31,956
      Delta Electronics, Inc.                                                  22,889         65,146
      E.Sun Financial Holding Co., Ltd.*                                      106,049         44,204
      Epistar Corp.                                                            10,099         36,440
      Far Eastern Department Stores Co., Ltd.                                  43,260         42,926
      Far EasTone Telecommunications Co., Ltd.                                 36,000         42,105
      First Financial Holding Co., Ltd.                                        76,760         47,874
      First Steamship Co., Ltd.                                                22,824         27,405
      Formosa Chemicals & Fibre Corp.                                          66,950        128,702
      Formosa Petrochemical Corp.                                              33,990         89,024
      Formosa Plastics Corp.                                                   77,040        156,965

                                                                             SHARES         VALUE
                                                                          -----------   ------------
      Fubon Financial Holding Co., Ltd.*                                      163,000   $    184,052
      Gemtek Technology Corp.                                                   1,376          2,380
      HannStar Display Corp.*                                                 144,049         31,635
      High Tech Computer Corp.                                                  7,770         85,318
      HON HAI Precision Industry Co., Ltd.                                    254,707      1,022,063
      Hotai Motor Co., Ltd.                                                    20,000         48,837
      Hua Nan Financial Holdings Co., Ltd.                                     70,390         44,229
      Huaku Construction Co., Ltd.                                             48,000        121,687
      Innolux Display Corp.                                                    37,389         47,568
      KGI Securities Co., Ltd.                                                101,000         54,352
      KGI Securities Co., Ltd. GDR 144A*                                       11,721        100,097
      Lien Hwa Industrial Corp.                                                72,919         33,910
      Lite-On Technology Corp.                                                164,208        215,297
      MediaTek, Inc.                                                           44,138        735,910
      Mega Financial Holding Co., Ltd.                                        690,000        436,777
      Motech Industries, Inc.                                                  11,513         31,445
      Nan Kang Rubber Tire Co., Ltd.*                                          46,800         50,297
      Nan Ya Plastics Corp.                                                    93,730        153,359
      Nanya Technology Corp.*                                                  31,220         19,908
      Novatek Microelectronics Corp., Ltd.                                     10,145         23,985
      POU Chen Corp.                                                           45,253         29,279
      Powerchip Semiconductor Corp.*                                          107,000          9,852
      Powertech Technology, Inc.                                                   35            105
      President Chain Store Corp.                                              16,576         40,630
      ProMos Technologies, Inc.*                                              114,000          5,567
      Qisda Corp.*                                                             69,120         38,486
      Quanta Computer, Inc.                                                    40,572         85,187
      Realtek Semiconductor Corp.                                               8,654         20,189
      Shin Kong Financial Holding Co., Ltd.*                                   70,705         28,152
      Shin Zu Shing Co., Ltd.                                                  15,000         83,753
      Siliconware Precision Industries Co.                                    261,000        368,589
      Simplo Technology Co., Ltd.                                              36,300        206,070
      Sincere Navigation                                                       90,000        100,924
      Sino-American Silicon Products, Inc.                                     11,742         28,160
      SinoPac Financial Holdings Co., Ltd.*                                   121,000         49,683
      Synnex Technology International Corp.                                    21,780         46,408
      Tainan Spinning Co., Ltd.*                                              108,000         40,985
      Taishin Financial Holdings Co., Ltd.*                                    82,000         35,710
      Taiwan Cement Corp.                                                      56,560         63,513
      Taiwan Cooperative Bank                                                  80,500         49,580
      Taiwan Fertilizer Co., Ltd.                                              16,000         57,235
      Taiwan Kolin Co., Ltd.*                                                 141,000             --
      Taiwan Mobile Co., Ltd.                                                 156,527        289,703
      Taiwan Semiconductor Manufacturing Co., Ltd.                            651,697      1,307,529
      Taiwan Semiconductor Manufacturing Co., Ltd. - ADR                       19,122        209,577
      Tatung Co., Ltd.*                                                       102,000         23,257

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
INVESTMENTS / SEPTEMBER 30, 2009 (UNAUDITED) -- CONTINUED

                                                                             SHARES         VALUE
                                                                          -----------   ------------
      Tripod Technology Corp.                                                  82,271   $    210,872
      Tung Ho Steel Enterprise Corp.                                          161,683        171,501
      Uni-President Enterprises Corp.                                         295,400        348,253
      Unimicron Technology Corp.                                               37,370         45,451
      United Microelectronics Corp.*                                          570,000        279,255
      United Microelectronics Corp. ADR*                                        6,369         24,202
      Walsin Lihwa Corp.*                                                     120,000         41,247
      Winbond Electronics Corp.*                                              184,000         37,317
      Wintek Corp.*                                                            58,000         42,398
      Wistron Corp.                                                           175,301        326,086
      WPG Holdings Co., Ltd.                                                  138,000        195,315
      Yang Ming Marine Transport Corp.                                         83,598         32,895
      Yuanta Financial Holding Co., Ltd.                                      222,000        164,352
      Yulon Motor Co., Ltd.                                                    43,640         50,159
      Zinwell Corp.                                                            22,435         45,920
                                                                                        ------------
   TOTAL TAIWAN                                                                           11,835,666
                                                                                        ------------
   THAILAND -- 0.8%
      Advanced Info Service PCL                                                79,400        223,988
      Advanced Info Service PCL - For Reg                                      62,800        177,160
      Airports of Thailand PCL                                                 56,200         71,070
      Bangkok Bank PCL                                                         56,400        207,639
      Bangkok Dusit Medical Service PCL                                        20,600         15,877
      Bangkok Expressway PCL                                                   50,500         27,963
      Banpu PCL                                                                15,600        199,844
      BEC World  PCL                                                           76,100         51,477
      Bumrungrad Hospital PCL                                                  54,000         46,872
      Calcomp Electronics Thailand PCL                                        211,500         22,030
      Central Pattana PCL                                                      44,600         31,104
      Charoen Pokphand Foods PCL                                              382,800         91,088
      CP ALL (Seven Eleven)  PCL                                              203,400        122,369
      Delta Electronics Thai PCL                                               52,900         28,026
      Electricity Generating PCL                                               15,300         35,147
      Glow Energy PCL                                                          53,700         52,639
      Hana Microelectronics PCL                                               230,900        132,002
      IRPC PCL (Thai Petrochemical Industry PCL)                              624,900         81,175
      Kasikornbank PCL                                                         58,900        155,139
      Kasikornbank PCL                                                            100            247
      Khon Kaen Sugar Industry PCL                                            127,100         52,879
      Krung Thai Bank PCL                                                     345,500         93,588
      Major Cineplex Group PCL                                                 98,300         24,715
      Minor International PCL                                                 117,450         43,591
      PTT Aromatics & Refining PCL                                             59,778         43,657
      PTT Chemical PCL                                                         28,200         61,827
      PTT Exploration & Production PCL                                         31,800        137,537
      PTT Exploration & Production PCL - For Reg                               21,400         92,556
      PTT PCL                                                                  62,900        493,260
      Quality House PCL                                                       838,700         60,248
      Ratchaburi Electricity Generating Holding PCL                            46,000         51,631
      Siam Cement PCL                                                          12,000         79,737
      Siam City Bank PCL                                                       63,100         43,250
      Siam City Cement PCL                                                      4,600         32,356
      Siam Commercial Bank PCL                                                 22,000         55,971

                                                                             SHARES         VALUE
                                                                          -----------   ------------
      Siam Commercial Bank PCL - For Reg                                       33,300   $     84,720
      Siam Makro PCL                                                           18,000         39,868
      Sino Thai Engineering & Construction PCL*                               180,500         35,657
      Thai Airways International PCL*                                          46,000         30,703
      Thai Beverage PCL                                                       344,000         61,051
      Thai Oil PCL                                                             53,300         72,189
      Thai Union Frozen Products PCL                                           48,300         37,226
      Thanachart Capital PCL                                                  120,600         62,809
      Thoresen Thai Agencies PCL                                                8,760          6,817
      TMB Bank PCL*                                                           546,200         19,455
      Total Access Communication PCL                                           65,000         78,650
                                                                                        ------------
   TOTAL THAILAND                                                                          3,668,804
                                                                                        ------------
   TURKEY -- 1.0%
      Adana Cimento - Class A                                                   4,735         19,304
      Akbank TAS                                                               33,677        195,163
      Akcansa Cimento AS                                                        4,900         19,811
      Akenerji Electrik Uretim AS                                               7,800         73,059
      Aksigorta AS                                                             19,400         69,286
      Alarko Holding AS                                                        12,928         35,543
      Anadolu Efes Biracilik ve Malt Sanayii AS                                19,263        210,284
      Anadolu Efes Biracilik ve Malt Sanayii AS - ADR                               3              7
      Arcelik AS*                                                              31,020         89,883
      Asya Katilim Bankasi AS*                                                 84,198        175,885
      Aygaz AS                                                                 11,368         44,430
      Bim Birlesik Magazalar AS                                                 4,050        165,111
      Cimsa Cimento Sanayi ve Tica                                              4,400         19,421
      Dogan Sirketler Grubu Holding AS                                        127,008         95,855
      Dogan Yayin Holding*                                                     36,433         26,515
      Dogus Otomotiv Servis ve Ticaret AS*                                      6,500         22,338
      Eczacibasi Ilac Sanayi                                                   19,500         20,893
      Enka Insaat ve Sanayi AS                                                 29,521        125,325
      Eregli Demir ve Celik Fabrikalari TAS*                                   44,554        192,145
      Ford Otomotiv Sanayi AS                                                   9,100         57,028
      Haci Omer Sabinci Holding AS                                             20,478         79,346
      Hurriyet Gazetecilik AS*                                                 14,173         12,797
      Ihlas Holding*                                                           53,700         18,817
      Is Gayrimenkul Yatirim Ortakligi AS                                      18,400         20,334
      Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS*                       68,862         29,234
      KOC Holding AS*                                                          75,215        197,669
      Koza Anadolu Metal Madencilik AS*                                        21,000         46,981
      Petkim Petrokimya Holding AS*                                            16,620         83,996
      Petrol Ofisi AS*                                                          6,495         31,730
      Sekerbank TAS*                                                           23,875         40,221
      Tofas Turk Otomobil Fabrikasi AS                                         46,810        131,850
      Trakya Cam Sanayi AS*                                                    27,861         34,169
      Tupras-Turkiye Petrol Rafine                                             11,946        198,027
      Turcas Petrolculuk AS                                                     9,100         27,349
      Turk Hava Yollari Anonim Ortakligi                                       84,512        219,822

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
INVESTMENTS / SEPTEMBER 30, 2009 (UNAUDITED) -- CONTINUED

                                                                             SHARES         VALUE
                                                                          -----------   ------------
      Turk Sise ve Cam Fabrikalari AS*                                              1   $          1
      Turk Telekomunikasyon AS                                                 30,747         92,407
      Turkcell Iletisim Hizmet AS                                              37,209        265,778
      Turkiye Garanti Bankasi AS                                              111,267        419,876
      Turkiye Halk Bankasi AS                                                  50,722        300,777
      Turkiye Is Bankasi                                                       42,871        167,555
      Turkiye Sinai Kalkinma Bankasi AS*                                       28,950         28,677
      Turkiye Vakiflar Bankasi Tao*                                           264,112        605,109
      Ulker Biskuvi Sanayi AS                                                   8,022         19,352
      Yapi ve Kredi Bankasi AS*                                                38,179         83,355
      Yazicilar Holding AS                                                     13,300         80,660
                                                                                        ------------
   TOTAL TURKEY                                                                            4,893,175
                                                                                        ------------
   UKRAINE -- 0.0%
      UkrTelecom - GDR*(1)                                                     75,799        155,289
                                                                                        ------------
   TOTAL UKRAINE                                                                             155,289
                                                                                        ------------
   UNITED ARAB EMIRATES -- 0.3%
      Aabar Investments PJSC*                                                  76,000         53,797
      Abu Dhabi Commercial Bank                                                60,000         40,348
      Abu Dhabi National Hotels                                                86,800        106,106
      Air Arabia                                                              591,400        183,552
      Aldar Properties PJSC                                                    61,000         99,811
      Amlak Finance PJSC*                                                      50,900         15,188
      Dana Gas PJSC*                                                          427,000        138,340
      DP World, Ltd.                                                          343,400        192,304
      Dubai Financial Market                                                   34,800         22,549
      Dubai Investments PJSC                                                  132,732         50,591
      Dubai Islamic Bank PJSC                                                  62,427         53,537
      Emaar Properties PJSC*                                                  193,400        213,248
      Emirates NBD PJSC                                                        52,030         62,327
      First Gulf Bank PJSC                                                      9,400         42,610
      Gulf Cement Co.                                                          65,000         42,295
      National Bank of Abu Dhabi PJSC                                          34,200        127,562
      RAK Properties                                                          150,000         33,896
      Tabreed*                                                                185,260         50,942
      Union National Bank/Abu Dhabi                                            39,600         46,898
      Union Properties PJSC*                                                   65,340         17,967
                                                                                        ------------
   TOTAL UNITED ARAB EMIRATES                                                              1,593,868
                                                                                        ------------
   UNITED KINGDOM -- 10.1%
      Amlin PLC                                                                24,016        147,193
      Anglo American PLC*                                                       4,036        128,236
      Anglo American PLC (London Exchange)*                                    14,402        458,723
      Anite PLC                                                                15,823          8,977
      Antofagasta PLC (Johannesburg Exchange)                                  46,769        567,683
      Associated British Foods PLC                                             14,427        195,290
      AstraZeneca PLC                                                          50,611      2,267,999
      Aviva PLC                                                               117,423        840,907
      Avocet Mining PLC*                                                        3,530          4,217
      BAE Systems PLC                                                         150,165        838,036
      Barclays PLC*                                                           165,252        977,166
      BG Group PLC                                                              8,608        149,538
      BHP Billiton PLC                                                         53,277      1,454,278
      BP PLC                                                                  379,650      3,355,278
      BP PLC - ADR                                                              9,278        493,868
      Braemar Shipping Services PLC                                             1,198          7,467
      British Airways PLC*                                                     28,176         99,291

                                                                             SHARES         VALUE
                                                                          -----------   ------------
      British American Tobacco PLC                                             14,819   $    464,900
      British Land Co. PLC                                                      4,655         35,352
      British Sky Broadcasting Group PLC                                        6,307         57,605
      BT Group PLC                                                             83,791        174,085
      Burberry Group PLC                                                        2,781         22,378
      Cadbury PLC                                                              15,440        198,145
      Cape PLC*                                                                 1,753          7,186
      Carnival PLC                                                              1,183         40,308
      Carnival PLC - ADR                                                        8,500        293,165
      Carphone Warehouse PLC                                                   15,741         48,099
      Centrica PLC                                                             27,907        112,213
      Clarkson PLC                                                              1,200         16,435
      Cobham PLC                                                               10,288         35,991
      Colt Telecom Group SA*                                                   16,600         31,490
      Compass Group PLC                                                        28,630        174,922
      Computacenter PLC                                                        13,947         71,371
      Costain Group PLC                                                        78,324         35,988
      Dangote Sugar Refinery PLC                                              211,920         20,902
      Dart Group PLC                                                            5,970          5,248
      Delta PLC                                                                87,839        251,983
      Diageo PLC                                                               17,988        275,978
      Drax Group PLC                                                           71,928        542,000
      DS Smith PLC                                                             33,297         57,099
      easyJet PLC*                                                             11,331         68,668
      Eurasian Natural Resources Corp.                                         40,028        560,707
      Fiberweb PLC                                                             23,108         27,328
      FirstGroup PLC                                                            4,594         30,374
      Friends Provident Group PLC                                             419,952        558,397
      GKN PLC*                                                                  6,832         12,414
      GlaxoSmithKline PLC                                                      96,742      1,900,919
      Hammerson PLC                                                             5,401         34,035
      Healthcare Locums PLC                                                     5,953         24,831
      HFC Bank Ghana, Ltd.                                                    243,750         73,680
      Hogg Robinson Group PLC                                                   6,272          3,583
      Home Retail Group PLC                                                    47,684        207,206
      HSBC Holdings PLC                                                       314,657      3,600,563
      HSBC Holdings PLC                                                        14,400        167,039
      HSBC Holdings PLC - ADR                                                  23,087      1,324,039
      Imperial Tobacco Group PLC                                               21,042        608,003
      Intercontinental Hotels Group PLC                                         1,555         20,192
      International Power PLC                                                 113,258        523,102
      Invensys PLC                                                              7,598         35,348
      Investec PLC                                                             12,752         93,339
      Investec PLC (Johannesburg Exchange)                                     31,902        231,706
      J Sainsbury PLC                                                         297,918      1,547,391
      Johnson Matthey PLC                                                         570         12,644
      Kazakhmys PLC*                                                           38,899        667,671
      Kingfisher PLC                                                          110,639        376,447
      Ladbrokes PLC                                                             9,604         28,763
      Land Securities Group PLC                                                10,396        103,840
      Lavendon Group PLC                                                        3,518         10,233
      Legal & General Group PLC                                               426,738        598,792
      Liberty International PLC                                                 4,173         32,012
      Lloyds Banking Group PLC*                                               298,830        495,248
      London Stock Exchange Group PLC                                          13,735        187,898
      Lonmin PLC*                                                              11,141        298,057
      Man Group PLC                                                            44,881        237,560

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
INVESTMENTS / SEPTEMBER 30, 2009 (UNAUDITED) -- CONTINUED

                                                                             SHARES         VALUE
                                                                          -----------   ------------
      Marks & Spencer Group PLC                                                15,560   $     90,045
      Mondi PLC                                                                 3,380         16,686
      National Grid PLC                                                        67,075        647,467
      Next PLC                                                                  1,161         33,250
      Old Mutual PLC                                                          264,577        422,836
      Paragon Group of Cos PLC                                                 11,894         28,665
      Pearson PLC                                                               5,023         61,892
      Pearson PLC - ADR                                                        33,490        416,281
      Petrofac Ltd.                                                            10,956        172,906
      Prudential PLC                                                           32,881        316,083
      Rexam PLC                                                                71,890        299,868
      Rio Tinto PLC                                                            13,444        573,345
      Rolls-Royce Group PLC*                                                   13,568        102,087
      Royal & Sun Alliance Insurance Group PLC                                 91,525        195,711
      Royal Bank of Scotland Group PLC*                                       178,065        150,683
      RPC Group PLC                                                             5,700         22,409
      SABMiller PLC                                                             8,707        209,980
      Schroders PLC                                                             2,630         45,941
      Segro PLC                                                                 5,908         34,699
      Senior PLC                                                               82,070         80,992
      Shire PLC                                                                   672         11,642
      Smiths Group PLC - Class B                                                2,496         35,442
      Standard Chartered PLC                                                   59,722      1,471,766
      Standard Life PLC                                                        50,197        175,688
      Tesco PLC                                                                24,015        153,366
      The Davis Service Group PLC                                               9,900         63,461
      The Sage Group PLC                                                        5,312         19,814
      The Vitec Group PLC                                                       7,179         41,877
      Thomas Cook Group PLC                                                   220,630        819,094
      THOMSON CORP                                                              1,025         31,025
      Travis Perkins PLC*                                                       3,143         41,842
      TUI Travel PLC                                                           10,752         43,749
      Unilever PLC                                                             36,755      1,044,403
      United Utilities Group PLC                                                5,392         39,346
      Vedanta Resources PLC                                                    31,516        957,991
      Vodafone Group PLC                                                      789,601      1,769,195
      Vodafone Group PLC - ADR                                                141,963      3,194,167
      Whitbread PLC                                                             6,622        128,689
      WM Morrison Supermarkets PLC                                            425,155      1,884,157
      Wolseley PLC*                                                             9,312        224,273
      WPP PLC                                                                  24,114        206,949
      Xstrata PLC*                                                            125,519      1,850,529
                                                                                        ------------
   TOTAL UNITED KINGDOM                                                                   47,799,310
                                                                                        ------------
   UNITED STATES -- 0.2%
      Enbridge, Inc.                                                            1,800         69,840
      Gerdau Ameristeel Corp.                                                   4,173         33,050
      Gerdau Ameristeel Corp. (Toronto Exchange)                                9,400         74,979
      Rosneft Oil Co. GDR*                                                     13,950        106,020
      Thomson Reuters Corp.                                                    15,544        521,812
                                                                                        ------------
   TOTAL UNITED STATES                                                                       805,701
                                                                                        ------------
   VIETNAM -- 0.2%
      Dragon Capital - Vietnam Enterprise Investments, Ltd.*                  458,445        825,201
                                                                                        ------------
   TOTAL VIETNAM                                                                             825,201
                                                                                        ------------
   TOTAL COMMON STOCK
      (Cost $369,705,349)                                                                427,312,181
                                                                                        ------------

                                                                             SHARES         VALUE
                                                                          -----------   ------------
EXCHANGE-TRADED FUNDS -- 4.9%
      Enerplus Resources Fund                                                   1,300   $     29,757
      iShares MSCI India Index Fund*                                           34,100        220,286
      iShares MSCI Taiwan Index Fund                                           70,241        863,964
      Nikkei 225 ETF                                                            6,929        786,571
      Nomura TOPIX ETF                                                         37,585        385,627
      Vanguard Emerging Markets Fund ETF                                      536,900     20,702,864
                                                                                        ------------
   TOTAL EXCHANGE-TRADED FUNDS
      (Cost $19,242,841)                                                                  22,989,069
                                                                                        ------------
PREFERRED STOCK -- 2.2%
   BRAZIL -- 1.9%
      AES Tiete SA, 11.34%                                                      3,080         34,945
      Aracruz Celulose SA - Class B, 0.00%                                      6,700         14,976
      Banco Bradesco SA, 0.59%                                                 53,263      1,062,795
      Banco Itau Holding Financeira SA, 0.44%                                  74,462      1,504,713
      Bradespar SA, 0.59%                                                       4,600         84,387
      Brasil Telecom Participacoes SA, 1.43%                                    8,500         90,441
      Brasil Telecom SA, 1.14%                                                  4,100         36,033
      Braskem SA - Class A, 0.00%                                               3,300         20,862
      Centrais Eletricas Brasileiras SA - Class B, 6.72%                        1,073         15,051
      Cia Brasileira de Distribuicao Grupo Pao de Acucar, 0.64%                 3,675        103,658
      Cia de Bebidas das Americas, 0.64%                                        3,035        250,118
      Cia Energetica de Minas Gerais, 2.93%                                     4,856         73,459
      Cia Energetica de Sao Paulo, 0.95%                                        4,100         50,428
      Cia Vale do Rio Doce - Class A, 3.37%                                    89,319      1,846,276
      Confab Industrial SA, 3.74%                                              26,459         81,994
      Eletropaulo Metropolitana Eletricidade de Sao Paulo SA, 5.41%             9,260        190,678
      Ferbasa-Ferro Ligas da Bahia, 4.73%                                       1,300          9,517
      Fertilizantes Fosfatados SA, 2.48%                                        4,400         44,979
      Gerdau SA, 0.74%                                                         29,698        399,807
      Gol Linhas Aereas Inteligentes SA                                         1,000         10,301
      Investimentos Itau SA, 0.62%                                             81,241        491,591
      Lojas Americanas SA, 0.35%                                               17,100        115,345
      Marcopolo SA, 1.47%                                                       7,900         26,800
      Metalurgica Gerdau SA, 1.49%                                              3,600         60,474
      Net Servicos de Comunicacao SA                                            3,000         34,850
      Petroleo Brasileiro SA, 1.07%                                            63,608      1,252,700
      Tam SA, 0.00%                                                             1,300         16,885
      Telecomunicacoes de Sao Paulo SA, 4.46%                                     900         22,759
      Telemar Norte Leste SA - Class A, 7.43%                                   1,100         36,323
      Tim Participacoes SA, 2.84%                                              10,000         24,893
      Ultrapar Participacoes SA, 2.73%                                          2,400         96,428
      Usinas Siderurgicas de Minas Gerais SA - Class A, 1.26%                  19,866        525,469

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
INVESTMENTS / SEPTEMBER 30, 2009 (UNAUDITED) -- CONTINUED

                                                                             SHARES         VALUE
                                                                          -----------   ------------
      Vivo Participacoes SA, 1.76%                                              3,071   $     77,070
                                                                                        ------------
   TOTAL BRAZIL                                                                            8,707,005
                                                                                        ------------
   CHILE -- 0.1%
      Embotelladora Andina SA - Class B, 2.42%                                 12,700         37,470
      Embotelladora Andina SA, 2.58%                                           17,190         43,151
      Sociedad Quimica y Minera de Chile SA B, 3.94%                            3,000        117,326
                                                                                        ------------
   TOTAL CHILE                                                                               197,947
                                                                                        ------------
   CROATIA -- 0.0%
      Adris Grupa DD                                                            1,219         66,941
                                                                                        ------------
   TOTAL CROATIA                                                                              66,941
                                                                                        ------------
   GERMANY -- 0.2%
      Dyckerhoff AG, 5.13%                                                        356         22,193
      Fresenius SE AG, 1.98%                                                    1,972        115,401
      Henkel AG & KGaA-Vorzug, 2.28%                                              925         39,823
      Jungheinrich AG, 5.91%                                                    4,647         93,435
      Porsche Automobil Holding SE AG, 1.44%                                    6,146        483,416
      Volkswagen AG, 3.74%                                                      1,348        157,000
                                                                                        ------------
   TOTAL GERMANY                                                                             911,268
                                                                                        ------------
   RUSSIA -- 0.0%
      Sberbank of Russian Federation- Class S, 3.02%                           91,150        113,190
      Transneft, 1.54%                                                             25         20,750
                                                                                        ------------
   TOTAL RUSSIA                                                                              133,940
                                                                                        ------------
   SOUTH KOREA -- 0.0%
      Hyundai Motor Co., Ltd., 3.04%                                            1,490         51,722
      Samsung Electronics Co., Ltd., 1.27%                                        180         75,315
                                                                                        ------------
   TOTAL SOUTH KOREA                                                                         127,037
                                                                                        ------------
   THAILAND -- 0.0%
      Siam Commercial Bank PCL, 5.25%                                          16,600         40,742
                                                                                        ------------
   TOTAL THAILAND                                                                             40,742
                                                                                        ------------
   TOTAL PREFERRED STOCK
      (Cost $7,675,771)                                                                   10,184,880
                                                                                        ------------
RIGHTS -- 0.0%
   AUSTRALIA -- 0.0%
       Sigma Pharmaceuticals Ltd.                                             87,668           3,480
                                                                                        ------------
   TOTAL AUSTRALIA                                                                             3,480
                                                                                        ------------
   BRAZIL -- 0.0%
       Lupatech SA                                                                  8             --
                                                                                        ------------
   TOTAL BRAZIL                                                                                   --
                                                                                        ------------
   FRANCE -- 0.0%
       BNP PARIBAS                                                             22,987         49,785
                                                                                        ------------
   TOTAL FRANCE                                                                               49,785
                                                                                        ------------
   GERMANY -- 0.0%
       HeidelbergCement AG                                                      1,496          7,881
                                                                                        ------------
   TOTAL GERMANY                                                                               7,881
                                                                                        ------------
   MALAYSIA -- 0.0%
       IJM Corp. Bhd                                                            6,146            755
                                                                                        ------------
   TOTAL MALAYSIA                                                                                755
                                                                                        ------------

                                                                             SHARES         VALUE
                                                                          -----------   ------------
   MOROCCO -- 0.0%
      Douja Promotion Groupe Addoha SA                                          6,000   $     94,248
      Lafarge Ciments                                                             110         55,136
                                                                                        ------------
   TOTAL MOROCCO                                                                             149,384
                                                                                        ------------
   POLAND -- 0.0%
       Polski Koncern Miesny Duda SA                                           19,100             --
                                                                                        ------------
   TOTAL POLAND                                                                                   --
                                                                                        ------------
   SWEDEN -- 0.0%
       Swedbank AB                                                              3,300          6,509
                                                                                        ------------
   TOTAL SWEDEN                                                                                6,509
                                                                                        ------------
   TOTAL RIGHTS
      (Cost $179,113)                                                                        217,794
                                                                                        ------------
CALL WARRANTS -- 1.1%
      Citigroup Global Markets Holdings, Inc. - Kuwait
         Finance House*                                                        12,500         56,699
      Citigroup Global Markets Holdings, Inc. - Kuwait
         Projects Co. Holdings*                                                35,000         56,176
      Citigroup Global Markets Holdings, Inc. - Mobile
         Telecommunication Co.*                                                27,500        122,819
      Citigroup Global Markets Holdings, Inc. - National
         Bank of Kuwait*                                                       17,500         78,158
      Citigroup Global Markets Holdings, Inc. - National
         Industries Group Holdings*                                            95,000        152,477
      Citigroup Global Markets Holdings, Inc. - Public
         Warehousing Co.*                                                      15,000         64,899
      Citigroup Global Markets Holdings, Inc. - Sultan
         Center Food Products*                                                 60,000         52,337
      Citigroup Global Markets Holdings, Inc. - Commercial
         Bank of Kuwait*                                                       10,000         34,543
      Mediobanca SPA, Exp. 03/18/11*                                            4,298            305
      Merrill Lynch Int'l & Co. - CW10 Burgan Bank, Exp.
         12/06/10                                                              30,000         38,206
      Merrill Lynch Int'l & Co. - CW12 ABB Ltd. India, Exp.
         06/27/12*                                                              2,560         41,746
      Merrill Lynch Int'l & Co. - CW13 Divi's Labatories,
         Ltd., Exp. 05/22/13                                                       80            938
      Merrill Lynch Int'l. & Co. - CW09 NTPC, Ltd., Exp.
         10/19/09*                                                             22,673        100,745
      Merrill Lynch Int'l. & Co. - CW10 Aditya Birla Nuvo,
         Ltd., Exp. 06/28/10*                                                   1,600         31,664
      Merrill Lynch Int'l. & Co. - CW10 Ambuja Cements,
         Ltd., Exp. 06/23/10*                                                  26,400         54,688

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
INVESTMENTS / SEPTEMBER 30, 2009 (UNAUDITED) -- CONTINUED

                                                                             SHARES         VALUE
                                                                          -----------   ------------
      Merrill Lynch Int'l. & Co. - CW10 Apollo Hospitals
         Enterprise, Ltd., Exp. 07/21/10*                                         224   $      2,601
      Merrill Lynch Int'l. & Co. - CW10 Asian Paints, Ltd.,
         Exp. 08/17/10*                                                         1,300         37,989
      Merrill Lynch Int'l. & Co. - CW10 Axis Bank, Ltd.,
         Exp. 04/21/10*                                                         2,760         56,522
      Merrill Lynch Int'l. & Co. - CW10 Bharat Heavy
         Electricals, Ltd., Exp. 09/01/10*                                      3,394        164,310
      Merrill Lynch Int'l. & Co. - CW10 Bharat Petroleum
         Corp., Ltd., Exp. 09/02/10*                                            5,100         60,860
      Merrill Lynch Int'l. & Co. - CW10 Container Corp. Of
         India, Exp. 02/16/10*                                                  2,800         69,655
      Merrill Lynch Int'l. & Co. - CW10 Crompton Greaves,
         Ltd., Exp. 07/27/10*                                                   5,500         35,861
      Merrill Lynch Int'l. & Co. - CW10 EIH, Ltd., Exp.
         02/18/10*                                                              5,409         13,858
      Merrill Lynch Int'l. & Co. - CW10 HCL Technologies,
         Ltd., Exp. 09/01/10*                                                   8,500         60,218
      Merrill Lynch Int'l. & Co. - CW10 HDFC Bank, Ltd.  -
         ADR, Exp. 12/30/10*                                                    2,551         87,526
      Merrill Lynch Int'l. & Co. - CW10 Hindustan Unilever,
         Ltd., Exp. 12/30/10*                                                  14,000         76,424
      Merrill Lynch Int'l. & Co. - CW10 Infrastructure
         Development Finance Co., Ltd., Exp. 08/12/10*                         25,900         78,634
      Merrill Lynch Int'l. & Co. - CW10 Jaiprakash
         Associates, Ltd., Exp. 07/01/10*                                      21,400        105,654
      Merrill Lynch Int'l. & Co. - CW10 Nestle India, Ltd.,
         Exp. 09/30/10*                                                         1,500         70,776
      Merrill Lynch Int'l. & Co. - CW10 Ranbaxy
         Laboratories, Ltd., Exp. 11/08/10*                                     8,900         75,399
      Merrill Lynch Int'l. & Co. - CW10 Sesa GOA, Ltd.,
         Exp. 01/21/10*                                                        14,000         77,327
      Merrill Lynch Int'l. & Co. - CW10 Sun Pharmaceutical
         Industries, Ltd., Exp. 02/17/10*                                       2,400         70,229
      Merrill Lynch Int'l. & Co. - CW10 Suzlon Energy,
         Ltd., Exp. 09/16/10*                                                  10,500         19,994
      Merrill Lynch Int'l. & Co. - CW10 Tata Power Co.,
         Ltd., Exp. 09/30/10*                                                   4,040        110,694

                                                                             SHARES         VALUE
                                                                          -----------   ------------
      Merrill Lynch Int'l. & Co. - CW10 Unitech, Ltd., Exp.
         07/12/10*                                                             10,200   $     22,773
      Merrill Lynch Int'l. & Co. - CW11 Adani Enterprises,
         Ltd., Exp. 09/06/11*                                                   2,200         30,451
      Merrill Lynch Int'l. & Co. - CW11 Bharti Airtel,
         Ltd., Exp. 03/17/11*                                                  34,096        296,803
      Merrill Lynch Int'l. & Co. - CW11 Cairn India, Ltd.,
         Exp. 12/27/11*                                                        12,470         67,878
      Merrill Lynch Int'l. & Co. - CW11 Cipla, Ltd./India,
         Exp. 08/16/11*                                                         6,800         39,566
      Merrill Lynch Int'l. & Co. - CW11 Dr. Reddy's
         Laboratories, Ltd., Exp. 01/03/11*                                     4,500         92,867
      Merrill Lynch Int'l. & Co. - CW11 Grasim Industries,
         Ltd., Exp. 05/02/11*                                                   1,400         80,722
      Merrill Lynch Int'l. & Co. - CW11 Hero Honda Motors,
         Ltd., Exp. 05/02/11*                                                   1,400         48,672
      Merrill Lynch Int'l. & Co. - CW11 Housing Development
         Finance Corp., Exp. 01/18/11*                                          4,560        264,429
      Merrill Lynch Int'l. & Co. - CW11 Indian Oil Corp.,
         Ltd., Exp. 08/25/11*                                                   4,600         65,072
      Merrill Lynch Int'l. & Co. - CW11 Mahindra &
         Mahindra, Ltd., Exp. 05/03/11*                                         5,900        108,323
      Merrill Lynch Int'l. & Co. - CW11 Maruti Suzuki
         India, Ltd., Exp. 06/13/11*                                            3,700        130,863
      Merrill Lynch Int'l. & Co. - CW11 Reliance Capital,
         Ltd., Exp. 09/20/11*                                                   3,100         59,155
      Merrill Lynch Int'l. & Co. - CW11 Reliance
         Communications, Ltd., Exp. 01/25/11*                                  20,229        130,087
      Merrill Lynch Int'l. & Co. - CW11 Reliance Natural
         Resources, Ltd., Exp. 01/25/11*                                       42,400         77,608
      Merrill Lynch Int'l. & Co. - CW11 Reliance Petroleum,
         Ltd., Exp. 05/18/11*                                                  23,100         62,882
      Merrill Lynch Int'l. & Co. - CW11 Siemens India,
         Ltd., Exp. 12/13/11*                                                   3,800         44,011
      Merrill Lynch Int'l. & Co. - CW11 Sterlite Industries
         India, Ltd., Exp. 03/24/11*                                            6,300        101,641
      Merrill Lynch Int'l. & Co. - CW11 Tata Steel, Ltd.,
         Exp. 10/18/11*                                                        10,950        122,202

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
INVESTMENTS / SEPTEMBER 30, 2009 (UNAUDITED) -- CONTINUED

                                                                           SHARES         VALUE
                                                                        -----------   ------------
      Merrill Lynch Int'l. & Co. - CW11 United Spirits,
         Ltd., Exp. 10/05/11*                                                 2,200        $41,837
      Merrill Lynch Int'l. & Co. - CW12 Colgate Palmolive
         India, Ltd., Exp. 10/25/12*                                          5,200         68,393
      Merrill Lynch Int'l. & Co. - CW12 DLF, Ltd., Exp.
         06/21/12*                                                            4,300         39,152
      Merrill Lynch Int'l. & Co. - CW12 Essar Oil, Ltd.,
         Exp. 07/20/12*                                                      21,430         70,832
      Merrill Lynch Int'l. & Co. - CW12 Idea Cellular,
         Ltd., Exp. 03/05/12*                                                57,200         89,477
      Merrill Lynch Int'l. & Co. - CW12 Kotak Mahindra
         Bank, Ltd., Exp. 04/20/12*                                           4,200         68,057
      Merrill Lynch Int'l. & Co. - CW12 Mundra Port and
         Special Economic Zone, Ltd., Exp. 11/23/12*                          4,200         45,388
      Merrill Lynch Int'l. & Co. - CW12 Power Grid Corp of
         India, Ltd., Exp. 09/27/12*                                         24,600         56,226
      Merrill Lynch Int'l. & Co. - CW12 Punj Lloyd, Ltd.,
         Exp. 06/25/12*                                                       4,400         24,476
      Merrill Lynch Int'l. & Co. - CW13 Indiabulls
         Securities, Ltd., Exp. 01/08/13*                                     4,800            114
      Merrill Lynch Int'l. & Co. - CW13 Jindal Steel &
         Power, Ltd., Exp. 01/30/13*                                         10,800        131,787
      Merrill Lynch Int'l. & Co. - CW13 Piramal Healthcare,
         Ltd., Exp. 02/05/13*                                                 6,060         48,299
      Merrill Lynch Int'l. & Co. - CW14 Larsen & Toubro,
         Ltd., Exp. 06/10/14*                                                 7,200        251,974
      Merrill Lynch Int'l. & Co. - CW14 Oil & Natural Gas
         Corp., Ltd., Exp. 02/18/14*                                          4,257        103,277
      Merrill Lynch Int'l. & Co. - CW14 Tata Consultancy
         Services, Ltd., Exp. 08/06/14*                                       5,840         76,144
      Merrill Lynch Int'l. & Co. - CW11 ACC, Ltd., Exp.
         07/12/11*                                                            2,900         49,449
      Merrill Lynch Int'l. & Co. - CW14 Steel Authority of
         India, Ltd., Exp. 03/25/14*                                          9,100         32,653
      UBI Banca SCPA, Exp. 06/30/11*                                          8,321            991
                                                                                      ------------
   TOTAL CALL WARRANTS
      (Cost $5,128,803)                                                                  5,205,462
                                                                                      ------------
CERTIFICATES -- 0.1%
   SAUDI ARABIA -- 0.1%
      HSBC Bank PLC - Alinma Bank, Exp. 06/04/12                             10,150         36,334

                                                                          PRICIPAL
                                                                          AMOUNT/          MARKET
                                                                           SHARES           VALUE
                                                                        -----------     ------------
      HSBC Bank PLC - Arab National Bank, Exp. 06/04/12                       3,000          $38,997
      HSBC Bank PLC - Banque Saudi Fransi, Exp. 04/30/12                      3,300           39,509
      HSBC Bank PLC - Saudi Arabian Fertilizer Co., Exp.
         06/04/12                                                             1,100           36,700
      HSBC Bank PLC - Saudi Electricity Co., Exp. 06/25/12                   14,000           37,984
      HSBC Bank PLC - Saudi Ind Investment Group., Exp.
         06/11/12                                                             5,750           35,302
      HSBC Bank PLC - Saudi Kayan Petrochemical Co., Exp.
         06/04/12                                                             9,000           36,897
                                                                                        ------------
   TOTAL SAUDI ARABIA                                                                        261,723
                                                                                        ------------
   TOTAL CERTIFICATES
      (Cost $247,051)                                                                        261,723
                                                                                        ------------
CORPORATE BONDS -- 0.0%
   OMAN -- 0.0%
      Bank Muscat SAOG Cv., 7%, 04/20/14                                      1,419 OMR           35
                                                                                        ------------
   TOTAL OMAN                                                                                     35
                                                                                        ------------
SHORT TERM INVESTMENTS -- 0.6%
      BlackRock Liquidity Funds TempFund Portfolio -
         Institutional Series
         (Cost $2,999,196)                                                2,999,196        2,999,196
                                                                                        ------------
TOTAL INVESTMENTS -- 99.4%
      (Cost $405,178,501)+                                                              $469,170,340
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.6%                                              2,796,407
                                                                                        ------------
NET ASSETS -- 100.0%                                                                    $471,966,747
                                                                                        ============

*    Non-income producing security.

+ The cost for Federal income tax purposes is $401,706,648. At September 30, 2009 net unrealized depreciation was $6,588,635. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $41,452,988, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $48,041,623.

(1)  Illiquid security.

ADR - American Depository Receipt

GDR - Global Depository Receipt

PLC - Public Limited Company

OMR - Omani Rial

At September 30, 2009, the Multi Manager International Fund entered into forward foreign currency exchange contracts, which contractually obligate the Fund to deliver or receive currencies at specified future dates. The open contracts were as follows:

                                                                                    NET UNREALIZED
                                                     CONTRACT        VALUE AT        APPRECIATION
SETTLEMENT DATE           CURRENCY BOUGHT             AMOUNT    SEPTEMBER 30,2009   (DEPRECIATION)
---------------   -------------------------------   ---------   -----------------   --------------
October 2009      890,661 Polish Zloty                320,785         309,826          ($10,959)
October 2009      772,905 Polish Zloty                289,132         268,863           (20,269)
October 2009      46,393 Canadian Dollars              42,683          43,331               648
October 2009      3,382,653 Czechoslovakia Koruna     172,990         195,949            22,959
October 2009      15,348 Czechoslovakia Koruna            665             889               224
October 2009      1,052,515 Czechoslovakia Koruna      58,665          60,970             2,305
October 2009      591,803 Czechoslovakia Koruna        31,279          34,294             3,015
October 2009      2,316,267 Czechoslovakia Koruna     125,339         134,176             8,837
November 2009     2,533,553 Polish Zloty              937,282         879,343           (57,939)
December 2009     553,509 United Kingdom Pound        924,000         884,390           (39,610)
December 2009     123,650,514 Japanese Yen          1,366,493       1,378,223            11,730
                                                                                       --------
                                                                                       ($79,059)
                                                                                       ========

                                                                                    NET UNREALIZED
                                                     CONTRACT        VALUE AT        APPRECIATION
SETTLEMENT DATE           CURRENCY SOLD               AMOUNT    SEPTEMBER 30,2009   (DEPRECIATION)
---------------   -------------------------------   ---------   -----------------   --------------
October 2009      3,029,534 Czechoslovakia Koruna     158,142         175,494          ($17,352)
October 2009      607,151 Czechoslovakia Koruna        32,961          35,183            (2,222)
October 2009      5,415,964 Czechoslovakia Koruna     270,217         313,734           (43,517)
October 2009      1,066,657 Czechoslovakia Koruna      54,283          61,789            (7,506)
October 2009      4,278,570 Czechoslovakia Koruna     217,131         247,848           (30,717)
October 2009      1,663,566 Polish Zloty              530,558         578,690           (48,132)
October 2009      1,114,111 Japanese Yen               12,465          12,411                54
November 2009     1,923,190 Polish Zloty              613,497         667,499           (54,002)
November 2009     610,363 Polish Zloty                193,597         211,844           (18,247)
December 2009     28,577,452 Japanese Yen             320,553         318,528             2,025
                                                                                      ---------
                                                                                      ($219,616)
                                                                                      =========

At September 30, 2009, the Multi Manager International Fund had open financial futures contracts as follows:

                                                                               NET UNREALIZED
NUMBER OF      UNDERLYING        EXPIRATION    Contract        VALUE AT         APPRECIATION
CONTRACTS   CONTRACTS TO BUY       DATE         AMOUNT    SEPTEMBER 30, 2009   (DEPRECIATION)
---------   ----------------   -------------   --------   ------------------   --------------
    1       TOPIX Index        December 2009    104,254        101,375            ($2,879)
    5       DJ EURO STOXX 50   December 2009    206,570        209,041              2,471
    1       FTSE 100 INDEX     December 2009     79,871         81,362              1,491
                                                                                  -------
                                                                                  $ 1,083
                                                                                  =======

The following table provides a summary of inputs used to value the Funds' net assets as of September 30, 2009:

                                                                  LEVEL 2        LEVEL 3
                               TOTAL VALUE AT                   SIGNIFICANT    SIGNIFICANT
                                SEPTEMBER 30,      LEVEL 1       OBSERVABLE   UNOBSERVABLE
                                    2009        QUOTED PRICES      INPUTS        INPUTS
                               --------------   -------------   -----------   ------------
INVESTMENTS IN SECURITIES:
   Common Stocks                $427,312,181     $427,312,181    $       --        $--
   Exchange-Traded Funds          22,989,069       22,989,069            --         --
   Preferred Stocks               10,184,880       10,184,880            --         --
   Rights                            217,794          217,794            --         --
   Call Warrants                   5,205,462               --     5,205,462         --
   Certificates                      261,723               --       261,723         --
   Corporate Bonds                        35               --            35         --
   Short-Term Investments          2,999,196        2,999,196            --         --
                                ------------     ------------    ----------        ---
Total                           $469,170,340     $463,703,120    $5,467,220        $--
                                ============     ============    ==========        ===
Other financial instruments*    $   (297,592)    $      1,083    $ (298,675)       $--

* Other financial instruments are forward foreign currency contracts, swaps, options written, and futures contracts not reflected in the Schedule of Investments, which are valued at the unrealized appreciation (depreciation) on the investment.

FASB ASC 815-10 "Derivatives and Hedging" includes required disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and
(iv) the nature of any recourse provisions and assets held either as collateral or by third parties. FASB "Guarantees" requires additional disclosures about the current status of the payment/performance risk of a guarantee. All of this information has been incorporated for the current period as part of the Notes to the Schedules of Investments.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER REAL ASSET FUND
INVESTMENTS / SEPTEMBER 30, 2009 (UNAUDITED)
(Showing Percentage of Net Assets)

                                                                       PRICIPAL
                                                                       AMOUNT/               MARKET
                                                                        SHARES               VALUE
                                                                    --------------       ------------
INFLATION-LINKED & FIXED INCOME SECURITIES -- 49.1%
CORPORATE BONDS -- 0.9%
   FINANCIALS -- 0.9%
         American International Group, Inc.,
         5.85%, 01/16/18                                            $    1,800,000       $  1,303,214
         Merrill Lynch & Co., Inc.,
         6.88%, 04/25/18                                                 1,300,000          1,367,206
         Wachovia Corp.,
         5.50%, 05/01/13                                                   900,000            962,974
                                                                                         ------------
   TOTAL CORPORATE BONDS
      (Cost $3,446,379)                                                                     3,633,394
                                                                                         ------------
EXCHANGE-TRADED FUNDS -- 1.3%
         iShares Barclays U.S. Treasury Inflation Protected
         Securities Index Fund,
         (Cost $5,398,290)                                                  54,938          5,652,021
                                                                                         ------------
VARIABLE RATE DEMAND NOTES++ -- 0.9%
   FINANCIALS -- 0.9%
         Metropolitan Life Global Funding I, 144A@,
         2.20%, 06/10/11                                                 1,100,000          1,098,206
         Morgan Stanley,
         2.55%, 05/14/10                                                 1,300,000          1,314,245
         Swedbank AB, 144A@,
         1.06%, 01/14/13                                                   800,000            797,407
         Wachovia Corp.,
         0.51%, 03/01/12                                                   400,000            391,054
                                                                                         ------------
   TOTAL VARIABLE RATE DEMAND NOTES
      (Cost $3,570,797)                                                                     3,600,912
                                                                                         ------------
U.S. GOVERNMENT INFLATION-LINKED SECURITIES -- 17.6%
         U.S. Treasury Inflation Indexed Bonds,
         3.38%, 01/15/12                                                 1,362,000          1,756,724
         U.S. Treasury Inflation Indexed Bonds,
         2.00%, 04/15/12                                                   542,000            596,082
         U.S. Treasury Inflation Indexed Bonds,
         0.63%, 04/15/13                                                   576,000            585,608
         U.S. Treasury Inflation Indexed Bonds,
         1.25%, 04/15/14                                                   340,000            351,505
         U.S. Treasury Inflation Indexed Bonds,
         2.00%, 01/15/16                                                   808,000            909,614
         U.S. Treasury Inflation Indexed Bonds,
         2.38%, 01/15/17                                                 1,000,000          1,136,333
         U.S. Treasury Inflation Indexed Bonds,
         2.13%, 01/15/19                                                    10,000             10,532
         U.S. Treasury Inflation Indexed Bonds,
         2.38%, 01/15/27                                                   616,000            691,348
         U.S. Treasury Inflation Indexed Bonds,
         1.75%, 01/15/28                                                   278,000            273,817
         U.S. Treasury Inflation Indexed Bonds,
         2.50%, 01/15/29                                                 3,548,000          3,824,775
         U.S. Treasury Inflation Indexed Bonds,
         3.38%, 04/15/32                                                   604,000            904,828

                                                                       PRINCIPAL
                                                                        AMOUNT               VALUE
                                                                    --------------       ------------
         U.S. Treasury Inflation Indexed Notes,
         3.50%, 01/15/11                                            $    6,002,000       $  7,730,854
         U.S. Treasury Inflation Indexed Notes,
         3.00%, 07/15/12                                                 6,777,000          8,629,835
         U.S. Treasury Inflation Indexed Notes,
         1.88%, 07/15/13                                                 5,778,000          6,999,654
         U.S. Treasury Inflation Indexed Notes,
         2.00%, 01/15/14                                                   930,000          1,122,568
         U.S. Treasury Inflation Indexed Notes,
         2.00%, 07/15/14                                                 1,530,000          1,816,901
         U.S. Treasury Inflation Indexed Notes,
         1.88%, 07/15/15                                                 4,000,000          4,575,545
         U.S. Treasury Inflation Indexed Notes,
         2.50%, 07/15/16                                                 4,080,000          4,663,678
         U.S. Treasury Inflation Indexed Notes,
         2.63%, 07/15/17                                                 5,185,000          5,849,115
         U.S. Treasury Inflation Indexed Notes,
         2.38%, 01/15/25                                                 3,723,000          4,459,677
         U.S. Treasury Inflation Indexed Notes,
         2.00%, 01/15/26                                                 4,926,000          5,333,360
         U.S. Treasury Inflation Indexed Notes,
         3.63%, 04/15/28                                                   384,000            632,104
         U.S. Treasury Inflation Indexed Notes,
         3.88%, 04/15/29                                                 6,699,000         11,299,046
                                                                                         ------------
   TOTAL U.S. GOVERNMENT INFLATION-LINKED SECURITIES
      (Cost $69,557,093)                                                                   74,153,503
                                                                                         ------------
FOREIGN GOVERNMENT INFLATION-LINKED SECURITIES -- 25.8%
         Australia Government Bond,
         4.00%, 08/20/20                                                 1,800,000 AUD      2,429,547
         Brazil Notas do Tesouro Nacional Series B,
         6.00%, 05/15/17                                                 3,618,000 BRL      3,796,776
         Brazil Notas do Tesouro Nacional Series B,
         6.00%, 05/15/45                                                 4,578,000 BRL      4,717,049
         Bundesobligation Inflation Linked,
         2.25%, 04/15/13                                                 1,000,000 EUR      1,623,526
         Canadian Government Bond,
         4.25%, 12/01/21                                                   900,000 CAD      1,496,637
         Canadian Government Bond,
         2.00%, 12/01/41                                                 1,000,000 CAD      1,020,736
         Deutsche Bundesrepublik Inflation Linked,
         1.50%, 04/15/16                                                 2,500,000 EUR      4,029,486
         France Government Bond OAT,
         3.00%, 07/25/12                                                   800,000 EUR      1,462,861
         France Government Bond OAT,
         2.50%, 07/25/13                                                 1,200,000 EUR      2,109,381
         France Government Bond OAT,
         1.60%, 07/25/15                                                   500,000 EUR        835,630
         France Government Bond OAT,
         1.00%, 07/25/17                                                   600,000 EUR        925,062
         France Government Bond OAT,
         2.25%, 07/25/20                                                 1,600,000 EUR      2,837,310
         France Government Bond OAT,
         3.40%, 07/25/29                                                   250,000 EUR        553,904
         France Government Bond OAT,
         3.15%, 07/25/32                                                 1,700,000 EUR      3,595,534
         France Government Bond OAT,
         1.80%, 07/25/40                                                 1,500,000 EUR      2,394,988
         France Government Bond OAT,
         1.80%, 07/25/40                                                   200,000 EUR        319,332

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER REAL ASSET FUND
INVESTMENTS / SEPTEMBER 30, 2009 (UNAUDITED) -- CONTINUED

                                                                       PRINCIPAL
                                                                        AMOUNT               VALUE
                                                                    --------------       ------------
         Hellenic Republic Government Bond,
         2.90%, 07/25/25                                                   600,000 EUR   $  1,027,276
         Italy Buoni Poliennali Del Tesoro,
         2.15%, 09/15/14                                                   800,000 EUR      1,375,891
         Italy Buoni Poliennali Del Tesoro,
         2.10%, 09/15/17                                                   800,000 EUR      1,297,996
         Italy Buoni Poliennali Del Tesoro,
         2.35%, 09/15/19                                                 2,000,000 EUR      3,095,938
         Italy Buoni Poliennali Del Tesoro,
         2.60%, 09/15/23                                                 1,200,000 EUR      1,918,539
         Italy Buoni Poliennali Del Tesoro,
         2.35%, 09/15/35                                                   300,000 EUR        493,028
         Japanese Government CPI Linked Bond,
         1.10%, 12/10/16                                               190,000,000 JPY      1,972,349
         Japanese Government CPI Linked Bond,
         1.20%, 12/10/17                                               580,000,000 JPY      5,995,291
         Japanese Government CPI Linked Bond,
         1.40%, 03/10/18                                             1,150,000,000 JPY     11,970,960
         Mexican Udibonos,
         3.50%, 12/14/17                                                 9,614,900 MXN      3,064,801
         Network Rail Infrastructure Finance PLC,
         1.38%, 11/22/37                                                   220,000 GBP        406,243
         New South Wales Treasury Corp.,
         3.75%, 11/20/20                                                   800,000 GBP        723,278
         Poland Government Bond,
         3.00%, 08/24/16                                                 1,160,000 PLN        441,998
         South Africa Government Bond,
         2.60%, 03/31/28                                                 4,500,000 ZAR        860,407
         Sweden Government Bond,
         3.50%, 12/01/15                                                10,500,000 SEK      2,016,333
         Sweden Government Bond,
         4.00%, 12/01/20                                                 3,000,000 SEK        660,733
         Sweden Government Bond,
         3.50%, 12/01/28                                                 4,000,000 SEK        881,637
         U.K. Gilt Inflation Linked,
         2.50%, 08/16/13                                                   900,000 GBP      3,672,090
         U.K. Gilt Inflation Linked,
         2.50%, 07/26/16                                                   900,000 GBP      4,122,205
         U.K. Gilt Inflation Linked,
         1.25%, 11/22/17                                                 1,600,000 GBP      2,880,717
         U.K. Gilt Inflation Linked,
         2.50%, 04/16/20                                                   950,000 GBP      4,429,043
         U.K. Gilt Inflation Linked,
         1.88%, 11/22/22                                                 2,500,000 GBP      4,547,054
         U.K. Gilt Inflation Linked,
         2.50%, 07/17/24                                                   800,000 GBP      3,279,855
         U.K. Gilt Inflation Linked,
         1.25%, 11/22/27                                                 2,500,000 GBP      4,583,214
         U.K. Gilt Inflation Linked,
         4.13%, 07/22/30                                                   500,000 GBP      1,988,006
         U.K. Gilt Inflation Linked,
         1.13%, 11/22/37                                                 2,000,000 GBP      3,804,696
         U.K. Gilt Inflation Linked,
         0.63%, 11/22/42                                                   650,000 GBP      1,067,685
         U.K. Gilt Inflation Linked,
         4.50%, 12/07/42                                                   100,000 GBP        171,540
         U.K. Gilt Inflation Linked,
         0.75%, 11/22/47                                                   900,000 GBP      1,615,822
                                                                                         ------------
   TOTAL FOREIGN GOVERNMENT INFLATION-LINKED SECURITIES
      (Cost $94,249,174)                                                                  108,512,384
                                                                                         ------------

                                                                       PRICIPAL
                                                                        AMOUNT/              MARKET
                                                                        SHARES               VALUE
                                                                    --------------       ------------
ASSET-BACKED SECURITIES -- 0.9%
         Ally Auto Receivables Trust,
         1.32%, 03/15/12                                            $    1,500,000       $  1,486,641
         Bank of America Auto Trust,
         1.16%, 02/15/12                                                 1,000,000          1,000,568
         Ford Credit Auto Owner Trust,
         0.36%, 09/15/10                                                 1,000,000          1,000,299
         WaMu Mortgage Pass Through Certificates++,
         5.61%, 11/25/36                                                   729,820            522,832
                                                                                         ------------
   TOTAL ASSET-BACKED SECURITIES
      (Cost $3,963,489)                                                                     4,010,340
                                                                                         ------------
MORTGAGE-BACKED SECURITIES -- 1.7%
         Fannie Mae Pool,
         6.00%, 10/01/36                                                 3,510,145          3,707,808
         Fannie Mae Pool,
         6.00%, 07/01/37                                                   489,077            517,077
         Fannie Mae Pool,
         6.00%, 09/01/37                                                 1,710,240          1,806,547
         Fannie Mae Pool,
         6.00%, 05/01/38                                                   751,267            793,648
         Fannie Mae Pool,
         6.00%, 08/01/38                                                   188,317            198,921
                                                                                         ------------
   TOTAL MORTGAGE-BACKED SECURITIES
      (Cost $6,937,952)                                                                     7,024,001
                                                                                         ------------
   TOTAL INFLATION-LINKED & FIXED INCOME SECURITIES
      (Cost $187,123,174)                                                                 206,586,555
                                                                                         ------------
REAL ESTATE RELATED SECURITIES -- 19.5%
COMMON STOCK -- 7.4%
   DEPARTMENT STORES -- 0.2%
      Lifestyle International Holdings, Ltd.                              524,400             794,376
                                                                                         ------------
   DIVERSIFIED -- 0.1%
      Shaftesbury PLC                                                       37,000            211,278
      Top REIT, Inc.                                                             5             24,063
                                                                                         ------------
                                                                                              235,341
                                                                                         ------------
   DIVERSIFIED REAL ESTATE ACTIVITIES -- 4.1%
      CapitaLand, Ltd.                                                     617,750          1,631,370
      City Developments, Ltd.                                              131,000            959,727
      Daito Trust Construction Co., Ltd.                                     8,401            366,868
      Daiwa House Industry Co., Ltd.                                        66,000            691,138
      GPT Group*                                                           963,982                 --
      Great Eagle Holdings, Ltd.                                            34,700             85,697
      Hang Lung Group, Ltd.                                                 80,900            405,019
      Hang Lung Properties, Ltd.                                           433,400          1,596,579
      Henderson Land Development Co., Ltd.                                  51,000            335,611
      Kerry Properties, Ltd.                                               413,700          2,212,614
      Mitsubishi Estate Co., Ltd.                                          115,200          1,812,092
      Mitsui Fudosan Co., Ltd.                                             151,689          2,566,876
      Sumitomo Realty & Development Co., Ltd.                               68,900          1,261,101
      Sun Hung Kai Properties, Ltd.                                        176,700          2,603,743
      Wharf Holdings, Ltd.                                                 124,500            661,051
                                                                                         ------------
                                                                                           17,189,486
                                                                                         -------------

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER REAL ASSET FUND
INVESTMENTS / SEPTEMBER 30, 2009 (UNAUDITED) -- CONTINUED

                                                                         SHARES              VALUE
                                                                    --------------       ------------
   HOTELS, RESORTS & CRUISE LINES -- 0.4%
      Shangri-La Asia, Ltd.                                                355,000       $    668,770
      Sol Melia, SA                                                         95,000            959,231
                                                                                         ------------
                                                                                            1,628,001
                                                                                         ------------
   INDUSTRIAL -- 0.0%
      Segro PLC                                                              8,512             49,993
                                                                                         ------------
   OFFICE -- 0.1%
      ING Office Fund                                                      302,000            149,197
      Japan Excellent, Inc.                                                      7             38,211
      Nomura Real Estate Office Fund, Inc.                                       4             26,603
                                                                                         ------------
                                                                                              214,011
                                                                                         ------------
   REAL ESTATE DEVELOPMENT -- 1.1%
      Cheung Kong Holdings, Ltd.                                           157,510          1,998,840
      China Overseas Land & Investment, Ltd.                               425,000            919,091
      China Resources Land, Ltd.                                            92,400            202,444
      Guangzhou R&F Properties Co., Ltd.                                    85,000            149,380
      Helical Bar PLC                                                       13,770             82,547
      KWG Property Holding, Ltd.                                           306,000            197,813
      Shimao Property Holdings, Ltd.                                       139,600            236,688
      Shui On Land, Ltd.                                                   239,200            137,346
      Sino Land Co., Ltd.                                                   54,100             96,891
      Sino-Ocean Land Holdings, Ltd.                                       421,400            381,704
      Wing Tai Holdings, Ltd.                                              340,000            405,494
                                                                                         ------------
                                                                                            4,808,238
                                                                                         ------------
   REAL ESTATE OPERATING COMPANIES -- 1.3%
      Aeon Mall Co., Ltd.                                                   47,900            997,327
      Atrium European Real Estate, Ltd.*                                    17,209            118,108
      BR Malls Participacoes SA*                                            34,500            407,394
      Castellum AB                                                          20,100            194,618
      Central Pattana PCL - NVDR                                           850,000            592,787
      Fabege AB                                                             15,600             91,747
      Gagfah SA                                                             22,080            244,594
      Grainger PLC                                                           8,900             42,329
      Hongkong Land Holdings, Ltd.                                         312,100          1,357,635
      Hysan Development Co., Ltd.                                          298,213            746,490
      Norwegian Property ASA*                                              154,160            260,221
      NTT Urban Development Corp.                                              138            126,677
      ProLogis European Properties                                          30,081            187,346
      Safestore Holdings PLC                                                49,200            118,730
      Sponda OYJ*                                                           39,340            156,011
      Swiss Prime Site AG*                                                   1,510             79,777
                                                                                         ------------
                                                                                            5,721,791
                                                                                         ------------
   REAL ESTATE SERVICES -- 0.1%
      Lend Lease Corp., Ltd.                                                46,700            436,707
                                                                                         ------------
   TOTAL COMMON STOCK
      (Cost $24,752,868)                                                                   31,077,944
                                                                                         ------------
REAL ESTATE INVESTMENT TRUSTS -- 11.9%
   DIVERSIFIED -- 2.4%
      British Land Co. PLC                                                 125,169            950,590
      Canadian Real Estate Investment Trust                                  3,488             84,052
      Dexus Property Group                                               1,194,114            890,163
      Gecina SA                                                              2,060            245,683
      General Property Trust                                               631,882            381,851
      ICADE                                                                  6,040            646,992

                                                                        SHARES               VALUE
                                                                    --------------       ------------
      Kenedix Realty Investment Corp.                                           58       $    217,746
      Land Securities Group PLC                                            134,959          1,348,037
      Liberty Property Trust                                                18,000            585,540
      Mirvac Group                                                         338,875            502,245
      Stockland Corp., Ltd.                                                511,414          1,840,771
      United Urban Investment Corp.                                             42            246,109
      Vornado Realty Trust                                                  33,427          2,153,033
                                                                                         ------------
                                                                                           10,092,812
                                                                                         ------------
   INDUSTRIAL -- 0.5%
      AMB Property Corp.                                                    19,200            440,640
      Ascendas Real Estate Investment Trust                                297,600            407,743
      Goodman Group                                                        953,919            559,629
      Japan Logistics Fund, Inc.                                                29            235,838
      ProLogis                                                              56,700            675,864
                                                                                         ------------
                                                                                            2,319,714
                                                                                         ------------
   OFFICE -- 1.5%
      Alexandria Real Estate Equities, Inc.                                  5,400            293,490
      Boston Properties, Inc.                                               18,900          1,238,895
      Corporate Office Properties Trust                                      1,300             47,944
      Derwent London PLC                                                    50,948            993,361
      Digital Realty Trust, Inc.                                            10,800            493,668
      Douglas Emmett, Inc.                                                  35,900            440,852
      Duke Realty Corp.                                                     29,400            353,094
      Highwoods Properties, Inc.                                            35,800          1,125,910
      Japan Real Estate Investment Corp.                                        37            302,545
      Kilroy Realty Corp.                                                   12,400            343,976
      Nippon Building Fund, Inc.                                                18            160,619
      Orix Jreit, Inc.                                                          61            315,992
      SL Green Realty Corp.                                                  6,900            302,565
                                                                                         ------------
                                                                                            6,412,911
                                                                                         ------------
   RESIDENTIAL -- 0.9%
      American Campus Communities, Inc.                                     17,000            456,450
      Apartment Investment & Management Co. - Class A                       15,900            234,525
      AvalonBay Communities, Inc.                                            6,829            496,673
      BRE Properties, Inc.                                                   9,700            303,610
      Camden Property Trust                                                  8,600            346,580
      Equity Residential                                                     8,100            248,670
      Essex Property Trust, Inc.                                            15,000          1,193,700
      Nippon Accommodations Fund, Inc.                                          17             94,503
      UDR, Inc.                                                             22,319            351,301
                                                                                         ------------
                                                                                            3,726,012
                                                                                         ------------
   RETAIL -- 5.0%
      Acadia Realty Trust                                                    9,731            146,646
      Calloway Real Estate Investment Trust                                  9,000            159,716
      CapitaMall Trust                                                     287,442            377,502
      CFS Retail Property Trust                                            182,785            324,118
      Corio NV                                                              15,952          1,100,178
      Eurocommercial Properties NV                                          10,780            426,871
      Federal Realty Investment Trust                                       20,700          1,270,359
      Frontier Real Estate Investment Corp.                                     32            247,758
      Hammerson PLC                                                         75,619            476,516
      Immobiliare Grande Distribuzione                                     257,000            506,208

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER REAL ASSET FUND
INVESTMENTS / SEPTEMBER 30, 2009 (UNAUDITED) -- CONTINUED

                                                                       PRICIPAL
                                                                        AMOUNT/             MARKET
                                                                        SHARES               VALUE
                                                                    --------------       ------------
      Japan Retail Fund Investment Corp.                                        18            $97,655
      Kimco Realty Corp.                                                    14,900            194,296
      Klepierre                                                             40,579          1,609,538
      Liberty International PLC                                             66,359            509,051
      Macquarie Countrywide Trust                                           19,900             11,236
      Mercialys SA                                                           8,831            350,857
      Primaris Retail Real Estate Investment Trust(1)                        7,300            103,638
      Regency Centers Corp.                                                  8,100            300,105
      RioCan Real Estate Investment Trust                                    9,000            151,310
      Simon Property Group, Inc.                                            68,763          4,774,215
      Tanger Factory Outlet Centers, Inc.                                   15,600            582,504
      Taubman Centers, Inc.                                                 28,200          1,017,456
      The Link Real Estate Investment Trust                                139,100            306,197
      The Macerich Co.                                                      13,043            395,594
      Unibail- Rodamco SE                                                   13,793          2,865,132
      Weingarten Realty, Inc.                                               17,700            352,584
      Westfield Group                                                      179,405          2,199,968
                                                                                         ------------
                                                                                           20,857,208
                                                                                         ------------
   SPECIALIZED -- 1.6%
      Extra Space Storage, Inc.                                             14,100            148,755
      Health Care Property Investors, Inc.                                  56,900          1,635,306
      Health Care REIT, Inc.                                                 7,900            328,798
      Host Hotels & Resorts, Inc.                                           88,300          1,039,291
      Nationwide Health Properties, Inc.                                    22,300            691,077
      Omega Healthcare Investors, Inc.                                      15,800            253,116
      Public Storage                                                        18,400          1,384,416
      Ventas, Inc.                                                          37,700          1,451,450
                                                                                         ------------
                                                                                            6,932,209
                                                                                         ------------
   TOTAL REAL ESTATE INVESTMENT TRUSTS
      (Cost $38,373,955)                                                                   50,340,866
                                                                                         ------------
EXCHANGE-TRADED FUNDS -- 0.2%
      iShares Cohen & Steers Realty Majors Index Fund
         (Cost $722,495)                                                    18,700            909,194
                                                                                         ------------
   TOTAL REAL ESTATE RELATED SECURITIES
      (Cost $63,849,318)                                                                   82,328,004
                                                                                         ------------
COMMODITY RELATED SECURITIES -- 27.0%
STRUCTURED NOTE -- 0.9%
      Deutsche Bank AG, London Branch, Structured Note Linked
         to the DB Liquidity Commodity Index, 0.13%, 01/07/10
         (Cost $3,300,000)                                          $    3,300,000          3,962,310
                                                                                         ------------
EXCHANGE-TRADED FUNDS -- 15.9%
      PowerShares DB Commodity Index Tracking Fund*
        (Cost $74,895,050)                                               3,033,000         66,907,980
                                                                                         ------------
INVESTMENT COMPANIES -- 10.2%
      Credit Suisse Commodity Return Strategy Fund                       2,558,348         21,387,788

                                                                        SHARES               VALUE
                                                                    --------------       ------------
      PIMCO Commodity RealReturn Strategy Fund - Institutional
         Shares                                                          2,790,326       $ 21,457,604
                                                                                         ------------
   TOTAL INVESTMENT COMPANIES
      (Cost $45,272,369)                                                                   42,845,392
                                                                                         ------------
   TOTAL COMMODITY RELATED SECURITIES
      (Cost $123,467,419)                                                                 113,715,682
                                                                                         ------------
SHORT-TERM INVESTMENTS -- 5.3%
   MONEY MARKET FUND -- 4.1%
      BlackRock Liquidity Funds TempFund Portfolio -
         Institutional Series                                           17,116,890         17,116,890
                                                                                         ------------
   REPURCHASE AGREEMENT -- 0.7%
      With JPMorgan Securities, Inc: at 0.04%, dated 09/30/09,
         to be purchased 10/0109, repurchase price $2,900,000
         collateralized by U.S. Treasury Inflation Indexed
         Bond, par value $2,442,100, 0.88%, 7/15/13, market
         value $2,900,003                                                2,900,000          2,900,000
                                                                                         ------------
   U.S. AGENCY OBLIGATIONS -- 0.5%
         U.S. Treasury Bills                                             2,356,000          2,354,558
                                                                                         ------------
   TOTAL SHORT-TERM INVESTMENTS
      (Cost $22,370,504)                                                                   22,371,448
                                                                                         ------------
TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN -- 100.9%
      (Cost $396,810,415) +                                                              $425,001,689
SECURITIES SOLD SHORT -- (1.5)%
      FNMA TBA,,
      6.00%, 11/12/39
      (Proceeds $6,402,141)                                             (6,100,000)        (6,416,438)
                                                                                         ============
OPTIONS WRITTEN -- 0.0%
      U.S. 10YR  Futures Expires 11/23/09 at
      3.00%, 11/24/09                                                         (200)            (6,015)
      U.S. 5YR Futures Expires 06/15/10 at
      5.00%, 06/15/10                                                         (100)            (3,125)
      U.S. 5YR Futures Expires 11/23/09 at
      3.75%, 11/24/09                                                       (1,300)            (6,841)
      U.S. 7YR Futures Expires 08/31/10 at
      6.00%, 08/31/10                                                         (420)           (14,309)
      U.S. 7YR Futures Expires 11/23/09 at
      4.00%, 11/23/09                                                         (200)            (2,658)
      U.S. 7YR Futures Expires 11/23/09 at
      4.00%, 11/24/09                                                         (100)      $     (1,329)
                                                                                         ------------
   TOTAL OPTIONS WRITTEN
      (Premiums received $214,815)                                                            (34,277)
                                                                                         ============
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.6%                                               2,680,217
                                                                                         ------------
NET ASSETS -- 100.0%                                                                     $421,231,191
                                                                                         ============

@ Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other "accredited investors". Unless otherwise indicated security is considered liquid.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER REAL ASSET FUND
INVESTMENTS / SEPTEMBER 30, 2009 (UNAUDITED) -- CONTINUED

++ Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of September 30, 2009.

*    Non-income producing security.

+ The cost for Federal income tax purposes is $417,852,534. At September 30, 2009 net unrealized appreciation was $7,149,155. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $35,300,733, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $28,151,578.

(1)  Foreign-denominated security; Canadian

PLC   -- Public Limited Company
AUD   -- Australian Dollar
BRL   -- Brazilian Real
CAD   -- Canadian Dollar
EUR   -- Euro
GBP   -- British Pound
JPY   -- Japanese Yen
MXN   -- Mexico Peso
PLN   -- Polish Zloty
SEK   -- Swedish Krona
ZAR   -- South African Rand

At September 30, 2009, the Multi Manager Real Asset Fund entered into forward foreign currency exchange contracts, which contractually obligate the Fund to deliver or receive currencies at specified future dates. The open contracts were as follows:

                                                                 CONTRACT         VALUE AT        NET APPRECIATION
            SETTLEMENT DATE           CURRENCY BOUGHT             AMOUNT     SEPTEMBER 30, 2009    (DEPRECIATION)
            ---------------   -------------------------------   ----------   ------------------   ----------------
            October 2009      462,504 United Kingdom Pound         762,113          739,122             ($22,991)
            October 2009      241,437 Euro                         356,028          353,307               (2,721)
            October 2009      1,012,885 Euro                     1,496,444        1,482,203              (14,241)
            October 2009      400,000 Euro                         587,202          585,340               (1,862)
            October 2009      1,091,160 Australian Dollar          951,488          961,918               10,430
            October 2009      16,991,000 Sweden Krona            2,432,960        2,437,278                4,318
            October 2009      26,015,627 Japanese Yen              290,714          289,829                 (885)
            October 2009      230,014 United Kingdom Pound         371,382          367,582               (3,800)
            October 2009      100,000 United Kingdom Pound         162,159          159,794               (2,365)
            October 2009      14,802,869 Brazilian Real          7,861,322        8,353,056              491,734
            November 2009     45,987 South African Rand              5,616            6,064                  448
            November 2009     162,305 Mexican Peso                  11,765           11,928                  163
            November 2009     663,270 Mexican Peso                  49,200           48,745                 (455)
            November 2009     414,959 Mexican Peso                  30,715           30,496                 (219)
            November 2009     2,680,740 Mexican Peso               200,000          197,014               (2,986)
            November 2009     171,632 Mexican Peso                  12,699           12,613                  (86)
            November 2009     491,003 Mexican Peso                  33,526           36,085                2,559
            November 2009     1,361,300 Mexican Peso               100,000          100,045                   45
            November 2009     2,729,200 Mexican Peso               200,000          200,575                  575
            November 2009     119,400,000 South Korean Won         100,000          101,271                1,271
            November 2009     118,900,000 South Korean Won         100,000          100,847                  847
            November 2009     31,997 Polish Zloty                   11,088           11,111                   23
            February 2010     119,540,000 South Korean Won         100,000          101,222                1,222
            February 2010     119,100,000 South Korean Won         100,000          100,849                  849
            February 2010     241,220,000 South Korean Won         200,000          204,255                4,255
                                                                                                    ------------
                                                                                                    $    466,128
                                                                                                    ============

                                                                 CONTRACT         VALUE AT        NET APPRECIATION
            SETTLEMENT DATE            CURRENCY SOLD              AMOUNT     SEPTEMBER 30, 2009    (DEPRECIATION)
            ---------------   -------------------------------   ----------   ------------------   ----------------
            October 2009      949,334 Euro                       1,381,098        1,389,209              ($8,111)
            October 2009      181,514 Euro                         257,734          265,618               (7,884)
            October 2009      6,346,424 Euro                     9,124,635        9,287,027             (162,392)
            October 2009      528,004 Euro                         749,353          772,653              (23,300)
            October 2009      347,758 Euro                         494,551          508,891              (14,340)
            October 2009      327,188 Euro                         466,506          478,790              (12,284)
            October 2009      13,112,000 Euro                   18,643,781       19,187,431             (543,650)
            October 2009      3,812,912 Australian Dollar        3,196,421        3,361,295             (164,874)
            October 2009      894,528 Canadian Dollar              833,072          835,512               (2,440)
            October 2009      1,665,000 Canadian Dollar          1,539,372        1,555,206              (15,834)
            October 2009      4,769,873 Sweden Krona               689,824          684,256                5,568
            October 2009      3,123,603 Sweden Krona               458,349          448,092               10,257
            October 2009      16,991,000 Sweden Krona            2,202,362        2,437,279             (234,917)
            October 2009      13,571,557 Brazilian Dollar        6,731,923        7,658,244             (926,321)
            October 2009      1,231,312 Brazilian Dollar           656,000          694,813              (38,813)
            October 2009      26,015,627 Japanese Yen              281,164          289,829               (8,665)
            October 2009      693,652,000 Japanese Yen           7,499,500        7,728,463             (228,963)
            October 2009      26,016,000 Japanese Yen              290,747          289,862                  885
            October 2009      290,000 United Kingdom Pound         465,749          463,404                2,345
            October 2009      1,410,000 United Kingdom Pound     2,313,984        2,253,102               60,882
            October 2009      107,000 United Kingdom Pound         170,980          172,187               (1,207)
            October 2009      556,662 United Kingdom Pound         902,067          889,613               12,454
            October 2009      11,661,000 United Kingdom Pound   19,436,555       18,633,630              802,925
            October 2009      8,949,692 United Kingdom Pound    15,171,500       14,302,413              869,087
            October 2009      115,635 United Kingdom Pound         190,798          184,796                6,002
            October 2009      216,547 United Kingdom Pound         355,356          346,062                9,294
            October 2009      1,066,694,920 Japanese Yen        11,247,856       11,883,915             (636,059)
            November 2009     4,904,536 Mexican Peso               358,600          360,445               (1,845)
            November 2009     26,702,560 Mexican Peso            1,978,384        1,962,408               15,976
            November 2009     8,645,600 Mexican Peso               644,232          635,384                8,848
            November 2009     800,000 Australian Dollar            696,370          703,687               (7,317)
            November 2009     5,226,352 South African Rand         525,261          689,183             (163,922)
            November 2009     1,174,815 Polish Zloty               348,796          407,960              (59,164)
            December 2009     16,991,000 Sweden Krona            2,434,405        2,438,728               (4,323)
            February 2010     14,802,869 Brazilian Real          7,691,800        8,173,490             (481,690)
                                                                                                     -----------
                                                                                                     ($1,943,792)
                                                                                                     ===========

At September 30, 2009, the Multi Manager Real Asset Fund had open commodity futures contracts as follows:

NUMBER OF                        EXPIRATION       CONTRACT         VALUE AT        UNREALIZED APPRECIATION
CONTRACTS   CONTRACTS TO BUY        DATE           AMOUNT     SEPTEMBER 30, 2009        (DEPRECIATION)
---------   ----------------   --------------   -----------   ------------------   -----------------------
    24        90 DAYS EURO        June 2010     $ 5,920,750       $ 5,941,800              $ 21,050
    24        90 DAYS EURO     September 2010     5,892,725         5,918,100                25,375
    50        FIN FUT EURO      December 2009    12,413,125        12,453,750                40,625
    20      3MO EURO EURIBOR    December 2010     7,160,940         7,178,134                17,194
     7         FIN FUT UK        March 2011       1,355,039         1,359,514                 4,475
    23         FIN FUT UK         June 2010       4,504,930         4,534,056                29,126
     7         FIN FUT UK      September 2010     1,362,730         1,372,659                 9,929
     7         FIN FUT UK       December 2010     1,358,255         1,365,527                 7,272
     2          EURO BUND       December 2009       354,659           356,708                 2,049
    11        90 DAYS EURO       March 2010       2,720,988         2,732,813                11,825
    25       FIN FUT EURIBOR     March 2010       8,975,961         9,060,927                84,966
    58       FIN FUT EURIBOR      June 2010      20,859,924        20,957,694                97,770
    25       FIN FUT EURIBOR   September 2010     8,942,487         9,002,850                60,363
                                                                                           --------
                                                                                           $412,019
                                                                                           ========

At September 30, 2009, the Multi-Manager Real Asset Fund had entered into a interest swap agreement as follows:

                                                                                                 UNREALIZED
COUNTERPARTY                TERMINATION DATE    NOTIONAL AMOUNT    FIXED RATE   FLOATING RATE   APPRECIATION
------------                ----------------   -----------------   ----------   -------------   ------------
JP Morgan Chase Bank, NA*       9/16/2014         3,900,000 GBP       3.50%     6 MONTH LIBOR      $38,424

*    Portfolio pays the floating rate and receives the fixed rate.

At September 30, 2009, the Multi-Manager Real Asset Fund had entered into credit default swap agreements as follows:

                                                                                                               UNREALIZED
COUNTERPARTY                TERMINATION DATE   NOTIONAL AMOUNT   FIXED RATE    REFERENCE ENTITY/OBLIGATION    APPRECIATION
------------                ----------------   ---------------   ----------   -----------------------------   ------------
Deutsche Bank AG**              6/20/2014        $1,222,000         5.00%     Dow Jones CDX HY-12 5Y BP DUB      $10,205
Deutsche Bank AG**              6/20/2014           188,000         5.00%     Dow Jones CDX HY-12 5Y BP MS         1,128
                                                                                                                 -------
                                                                                                                 $11,333
                                                                                                                 =======

**   Portfolio buys the protection and pays the fixed rate.

The following table provides a summary of inputs used to value the Funds' net assets as of September 30, 2009:

                                                                                            LEVEL 2        LEVEL 3
                                                                                          SIGNIFICANT    SIGNIFICANT
                                                      TOTAL VALUE AT        LEVEL 1       OBSERVABLE    UNOBSERVABLE
                                                    SEPTEMBER 30, 2009   QUOTED PRICES      INPUTS         INPUTS
                                                    ------------------   -------------   ------------   ------------
INVESTMENTS IN SECURITIES:
   Assets:
   Inflation-Linked & Fixed Income Securities:
   Corporate Bonds                                     $  3,633,394       $         --   $  3,633,394        $--
   Exchange-Traded Funds                                  5,652,021          5,652,021             --         --
   Variable Rate Demand Notes                             3,600,912                 --      3,600,912         --
   U.S Government Inflation-Linked Securities            74,153,503                 --     74,153,503         --
   Foreign Government Inflation-Linked Securities       108,512,384                 --    108,512,384         --
   Asset-Backed Securities                                4,010,340                 --      4,010,340         --
   Mortgage-Backed Securities                             7,024,001                 --      7,024,001         --
   Real Estate Related Securities:
   Common Stocks                                         31,077,944         31,077,944             --         --
   Real Estate Investment Trusts                         50,340,866         50,340,866             --         --
   Exchange-Traded Funds                                    909,194            909,194
   Commodity Related Securities:
   Structured Note                                        3,962,310                 --      3,962,310         --
   Exchange-Traded Funds                                 66,907,980         66,907,980             --         --
   Investment Companies                                  42,845,392         42,845,392             --         --
   Short-Term Investments                                22,371,448         17,116,890      5,254,558         --
                                                       ------------       ------------   ------------        ---
Total                                                  $425,001,689       $214,850,287   $210,151,402        $--
                                                       ------------       ------------   ------------        ---

                                                                                            LEVEL 2       LEVEL 3
                                                                                         SIGNIFICANT     SIGNIFICANT
                                                      TOTAL VALUE AT        LEVEL 1       OBSERVABLE    UNOBSERVABLE
                                                    SEPTEMBER 30, 2009   QUOTED PRICES      INPUTS         INPUTS
                                                    ------------------   -------------   ------------   ------------
INVESTMENTS IN SECURITIES:
   Liabilities:
   U.S. Agency Obligations on short sales              $(6,416,438)         $     --     $(6,416,438)        $--
   Other financial instruments*                         (1,050,165)          412,019      (1,462,184)         --

* Other financial instruments are forward foreign currency contracts, swaps, options written, and futures contracts not reflected in the Schedule of Investments, which are valued at the unrealized appreciation (depreciation) on the investment.

FASB ASC 815-10 "Derivatives and Hedging" includes required disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and
(iv) the nature of any recourse provisions and assets held either as collateral or by third parties. FASB "Guarantees" requires additional disclosures about the current status of the payment/performance risk of a guarantee. All of this information has been incorporated for the current period as part of the Notes to the Schedules of Investments.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
AGGRESSIVE ASSET ALLOCATION FUND
INVESTMENTS / SEPTEMBER 30, 2009 (UNAUDITED)
(Showing Percentage of Net Assets)

                                                              SHARES       VALUE
                                                            ---------   -----------
AFFILIATED INVESTMENT COMPANIES++ -- 96.5%
      Wilmington Multi-Manager International Fund           4,268,520   $27,574,640
      Wilmington Multi-Manager Large-Cap Fund               2,020,825    19,743,462
      Wilmington Multi-Manager Real Asset Fund                941,312    11,587,550
      Wilmington Prime Money Market Fund                      387,490       387,490
      Wilmington Small-Cap Strategy Fund                      803,813     6,261,703
                                                                        -----------
   TOTAL AFFILIATED INVESTMENT COMPANIES
      (Cost $67,959,565)                                                 65,554,845
                                                                        -----------
NON-AFFILIATED INVESTMENT COMPANIES -- 4.1%
      Vanguard High-Yield Corporate Fund - Admiral Shares
         (Cost $2,312,881)                                    521,891     2,771,240
                                                                        -----------
   TOTAL NON-AFFILIATED INVESTMENT COMPANIES
       (Cost $2,312,881)                                                  2,771,240
                                                                        -----------
TOTAL INVESTMENTS -- 100.6%
   (Cost $70,272,446)+                                                  $68,326,085
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.6)%                            (402,158)
                                                                        -----------
NET ASSETS -- 100.0%                                                    $67,923,927
                                                                        ===========

++ The Fund invests in the Institutional Shares of the Affiliated Investment Companies.

+ The cost for Federal income tax purposes is $80,807,267. At September 30, 2009 net unrealized depreciation was $12,481,182. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $458,359 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $12,939,541.

The following table provides a summary of inputs used to value the Funds' net assets as of September 30, 2009:

                                                                            LEVEL 2       LEVEL 3
                                         TOTAL VALUE AT                   SIGNIFICANT    SIGNIFICANT
                                         SEPTEMBER 30,       LEVEL 1      OBSERVABLE    UNOBSERVABLE
                                             2009         QUOTED PRICES     INPUTS         INPUTS
                                         --------------   -------------   -----------   ------------
INVESTMENTS IN SECURITIES:
   Affiliated Investment Companies         $65,554,845     $65,554,845        $--           $--
   Non-Affiliated Investment Companies       2,771,240       2,771,240         --            --
                                           -----------     -----------        ---           ---
Total                                      $68,326,085     $68,326,085        $--           $--
                                           -----------     -----------        ---           ---

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
CONSERVATIVE ASSET ALLOCATION FUND
INVESTMENTS / SEPTEMBER 30, 2009 (UNAUDITED)
(Showing Percentage of Net Assets)

                                                              SHARES       VALUE
                                                            ---------   -----------
AFFILIATED INVESTMENT COMPANIES++ -- 48.0%
      Wilmington Multi-Manager International Fund             698,608   $ 4,513,005
      Wilmington Multi-Manager Large-Cap Fund                 283,044     2,765,343
      Wilmington Multi-Manager Real Asset Fund                340,440     4,190,816
      Wilmington Short/Intermediate-Term Bond Fund          1,815,348    19,387,912
      Wilmington Small-Cap Strategy Fund                       88,176       686,894
                                                                        -----------
   TOTAL AFFILIATED INVESTMENT COMPANIES
      (Cost $29,538,620)                                                 31,543,970
                                                                        -----------
NON-AFFILIATED INVESTMENT COMPANIES -- 6.2%
      Vanguard High-Yield Corporate Fund - Admiral Shares     448,081     2,379,310
      Vanguard Intermediate-Term Investment Grade Fund -
         Admiral Shares                                       174,747     1,681,071
                                                                        -----------
   TOTAL NON-AFFILIATED INVESTMENT COMPANIES
      (Cost $3,494,207)                                                   4,060,381
                                                                        -----------
TOTAL INVESTMENTS -- 54.2%
   (Cost $33,032,827)+                                                  $35,604,351
OTHER ASSETS IN EXCESS OF LIABILITIES -- 45.8%                           30,115,731
                                                                        -----------
NET ASSETS -- 100.0%                                                    $65,720,082
                                                                        ===========

++ The Fund invests in the Institutional Shares of the Affiliated Investment Companies.

+ The cost for Federal income tax purposes is $34,309,333. At September 30, 2009 net unrealized appreciation was $1,295,018. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $1,468,013 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $172,995.

The following table provides a summary of inputs used to value the Funds' net assets as of September 30, 2009:

                                                                            LEVEL 2        LEVEL 3
                                         TOTAL VALUE AT                   SIGNIFICANT   SIGNIFICANT
                                          SEPTEMBER 30,      LEVEL 1      OBSERVABLE    UNOBSERVABLE
                                              2009        QUOTED PRICES     INPUTS         INPUTS
                                         --------------   -------------   -----------   ------------
INVESTMENTS IN SECURITIES:
   Affiliated Investment Companies         $31,543,970     $31,543,970        $--            $--
   Non-Affiliated Investment Companies       4,060,381       4,060,381         --             --
                                           -----------     -----------        ---            ---
Total                                      $35,604,351     $35,604,351        $--            $--
                                           -----------     -----------        ---            ---

ITEM 2.  CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               WT Mutual Fund
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ John J. Kelley
                         -------------------------------------------------------
                           John J. Kelley, President & Chief Executive Officer (principal executive officer)

Date                       November 25, 2009
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ John J. Kelley
                         -------------------------------------------------------
                           John J. Kelley, President & Chief Executive Officer (principal executive officer)

Date                       November 25, 2009
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ John C. McDonnell
                         -------------------------------------------------------
                           John C. McDonnell, Vice President & Chief Financial Officer
                           (principal financial officer)

Date                       November 25, 2009
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.